                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03605

                          Northern Institutional Funds
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       50 South LaSalle Street
                             Chicago, IL
                                60675
             -----------------------------------------------------
             (Address of principal executive offices)   (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                            50 South LaSalle Street
                               Chicago, IL 60675

             -----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2005

Item 1. Reports to Stockholders.

The Semiannual Report to Shareholders is filed herewith.

               ----------------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                            ---
       TABLE OF CONTENTS




The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

 2  STATEMENTS OF ASSETS AND LIABILITIES

 3  STATEMENTS OF OPERATIONS

 4  STATEMENTS OF CHANGES IN NET ASSETS

 6  FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    14    DIVERSIFIED ASSETS PORTFOLIO

    21    GOVERNMENT PORTFOLIO

    23    GOVERNMENT SELECT PORTFOLIO

    24    TAX-EXEMPT PORTFOLIO

    33    MUNICIPAL PORTFOLIO

46  ABBREVIATIONS AND OTHER INFORMATION

47  NOTES TO THE FINANCIAL STATEMENTS

50  FUND EXPENSES

    TRUSTEES AND OFFICERS

    52    APPROVAL OF ADVISORY AGREEMENT

54  FOR MORE INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  STATEMENTS OF ASSETS AND LIABILITIES                  MAY 31, 2005 (UNAUDITED)

                                                   DIVERSIFIED                  GOVERNMENT
Amounts in thousands,                                ASSETS       GOVERNMENT      SELECT      TAX-EXEMPT     MUNICIPAL
except per share data                               PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------   ------------   ------------   -----------   ----------   ------------
ASSETS:
Investments, at amortized cost                    $  6,963,640   $  2,117,160   $ 3,674,581   $  669,298   $  1,408,786
Repurchase agreements, at cost which
 approximates fair value                             3,268,447        794,661             -            -              -
Cash                                                         -             51             -            5             54
Interest income receivable                              22,360          5,573         5,228        3,419          6,662
Dividend income receivable                                   -              -             -            4             11
Receivable for securities sold                               -              -             -          235          1,575
Receivable from affiliated administrator                   163             52            77           17             19
Prepaid and other assets                                    34             18            25           16              9
Total Assets                                        10,254,644      2,917,515     3,679,911      672,994      1,417,116
                                                  ------------   ------------   -----------   ----------   ------------
LIABILITIES:
Cash overdraft                                               5              -            13            -              -
Payable for securities purchased                        29,997         69,737        49,981       15,150         25,250
Payable for fund shares redeemed                           372            337           131           67             97
Distributions payable to shareholders                   23,191          6,338         8,644        1,386          2,977
Payable to affiliates:
  Investment advisory fees                               2,146            591           315          138            112
  Co-administration fees                                   858            236           315           55            112
  Custody and accounting fees                               79             18            45           10              -
  Transfer agent fees                                       31              6             5            -              2
Accrued other liabilities                                  339            112           256           27             34
Total Liabilities                                       57,018         77,375        59,705       16,833         28,584
                                                  ------------   ------------   -----------   ----------   ------------
Net Assets                                        $ 10,197,626   $  2,840,140   $ 3,620,206   $  656,161   $  1,388,532
                                                  ------------   ------------   -----------   ----------   ------------
ANALYSIS OF NET ASSETS:
Capital stock                                     $ 10,196,920   $  2,839,978   $ 3,620,192   $  656,003   $  1,388,515
Accumulated undistributed net investment income            706            162            41          181             19
Accumulated net realized losses                              -              -           (27)         (23)            (2)
Net Assets                                        $ 10,197,626   $  2,840,140   $ 3,620,206   $  656,161   $  1,388,532
                                                  ------------   ------------   -----------   ----------   ------------
Net Assets:
  Shares                                          $ 10,067,880   $  2,744,850   $ 3,310,361   $  651,663   $  1,311,349
  Service Shares                                       111,255         91,163       114,087        4,498         77,183
  Premier Shares                                        18,491          4,127       195,758            -              -
Total Shares Outstanding (no par value,
unlimited shares authorized):
  Shares                                            10,067,195      2,744,658     3,310,340      651,494      1,311,339
  Service Shares                                       111,241         91,162       114,087        4,500         77,176
  Premier Shares                                        18,486          4,126       195,757            -              -

Net Asset Value, Redemption and Offering Price
 Per Share:
  Shares                                          $       1.00   $       1.00   $      1.00   $     1.00   $       1.00
  Service Shares                                          1.00           1.00          1.00         1.00           1.00
  Premier Shares                                          1.00           1.00          1.00            -              -

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         MONEY MARKET PORTFOLIOS
STATEMENTS OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                   DIVERSIFIED                  GOVERNMENT
                                                     ASSETS       GOVERNMENT      SELECT      TAX-EXEMPT     MUNICIPAL
Amounts in thousands                               PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------   ------------   ------------   -----------   ----------   ------------
INVESTMENT INCOME:
Interest income                                   $    132,669   $     34,170   $    51,164   $    7,077   $     12,895
Dividend income                                              -              -             -           48             86
  Total Investment Income                              132,669         34,170        51,164        7,125         12,981
                                                  ------------   ------------   -----------   ----------   ------------
EXPENSES:
Investment advisory fees                                12,742          3,281         4,091          852          1,225
Co-administration fees                                   5,097          1,312         2,045          341            613
Custody and accounting fees                                539            142           236           46             63
Transfer agent fees                                         83             31            68            7             12
Registration fees                                           21             20            19           19             18
Printing fees                                               61             16            27            4              6
Professional fees                                           83             27            47            7             12
Trustee fees and expenses                                  108             33            58            9             13
Shareholder servicing fees                                 185            109           555            6            103
Other                                                      133             61            86           12             13
                                                  ------------   ------------   -----------   ----------   ------------
Total Expenses                                          19,052          5,032         7,232        1,303          2,078
  Less voluntary waivers of investment advisory
   fees                                                      -              -        (2,046)           -           (613)
  Less expenses reimbursed by administrator               (875)          (224)         (421)         (94)          (114)
  Less custodian credits                                   (64)           (73)          (57)          (4)           (10)
  Net Expenses                                          18,113          4,735         4,708        1,205          1,341
                                                  ------------   ------------   -----------   ----------   ------------
Net Investment Income                                  114,556         29,435        46,456        5,920         11,640
                                                  ------------   ------------   -----------   ----------   ------------
NET REALIZED LOSSES:
Net realized losses on investments                           -              -             -          (23)            (2)
  Net Realized Losses on Investments                         -              -             -          (23)            (2)
                                                  ------------   ------------   -----------   ----------   ------------
Net Increase in Net Assets Resulting from
 Operations                                       $    114,556   $     29,435   $    46,456   $    5,897   $     11,638
                                                  ------------   ------------   -----------   ----------   ------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DIVERSIFIED
                                                                    ASSETS                           GOVERNMENT
                                                                   PORTFOLIO                          PORTFOLIO
                                                         ------------------------------    ------------------------------
Amounts in thousands                                         2005             2004             2005             2004
------------------------------------------------------   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income                                    $     114,556    $      99,891    $      29,435    $      25,463
Net realized gains (losses) on investment transactions               -                1                -                9
  Net Increase in Net Assets Resulting from Operations         114,556           99,892           29,435           25,472
                                                         -------------    -------------    -------------    -------------
SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                   80,639,470      163,732,067       23,003,704       37,400,852
Reinvestment of dividends                                        3,528            4,907              109              584
Payments for shares redeemed                               (79,853,903)    (164,669,955)     (22,699,982)     (38,041,817)
  Net Increase (Decrease) in Net Assets Resulting from
   Shares Transactions                                         789,095         (932,981)         303,831         (640,381)
                                                         -------------    -------------    -------------    -------------
SERVICE SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                      896,324        1,732,838          228,923          491,219
Reinvestment of dividends                                           98               72                -                -
Payments for shares redeemed                                  (894,853)      (1,706,096)        (218,541)        (437,121)
  Net Increase (Decrease) in Net Assets Resulting from
   Service Shares Transactions                                   1,569           26,814           10,382           54,098
                                                         -------------    -------------    -------------    -------------
PREMIER SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                       30,407           58,986            5,662           34,711
Payments for shares redeemed                                   (24,112)         (67,182)          (5,167)        (132,178)
  Net Increase (Decrease) in Net Assets Resulting from
   Premier Shares Transactions                                   6,295           (8,196)             495          (97,467)
                                                         -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                    (113,264)         (99,077)         (28,578)         (24,896)
  Total Distributions to Shares Shareholders                  (113,264)         (99,077)         (28,578)         (24,896)
                                                         -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                      (1,191)            (747)            (836)            (511)
  Total Distributions to Service Shares Shareholders            (1,191)            (747)            (836)            (511)
                                                         -------------    -------------    -------------    -------------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income                                        (120)             (66)             (21)             (56)
  Total Distributions to Premier Shares Shareholders              (120)             (66)             (21)             (56)
                                                         -------------    -------------    -------------    -------------
Total Increase (Decrease) in Net Assets                        796,940         (914,361)         314,708         (683,741)

NET ASSETS:
Beginning of period                                          9,400,686       10,315,047        2,525,432        3,209,173
End of period                                            $  10,197,626    $   9,400,686    $   2,840,140    $   2,525,432
                                                         -------------    -------------    -------------    -------------
Accumulated Undistributed Net Investment Income          $         706    $         725    $         162    $         162
                                                         -------------    -------------    -------------    -------------

----------
(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                        OR FISCAL YEAR ENDED NOVEMBER 30, 2004

                                                        GOVERNMENT
                                                          SELECT                    TAX-EXEMPT                   MUNICIPAL
                                                        PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                               --------------------------   --------------------------   --------------------------
Amounts in thousands                               2005          2004           2005          2004           2005          2004
---------------------------------------------  ------------  ------------   ------------  ------------   ------------  ------------
OPERATIONS:
Net investment income                          $     46,456  $     49,272   $      5,920  $      6,074   $     11,640  $      9,085
Net realized gains (losses) on investment
 transactions                                             -             9            (23)           95             (2)            1
  Net Increase in Net Assets Resulting from
   Operations                                        46,456        49,281          5,897         6,169         11,638         9,086
                                               ------------  ------------   ------------  ------------   ------------  ------------
SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                        14,332,671    40,315,554      2,178,514     4,243,037      2,534,947     3,480,090
Reinvestment of dividends                             3,270         3,778            354           347          3,670         2,006
Payments for shares redeemed                    (15,246,053)  (41,489,630)    (2,143,552)   (4,203,175)    (2,464,895)   (2,910,993)
  Net Increase (Decrease) in Net Assets
   Resulting from Shares Transactions              (910,112)   (1,170,298)        35,316        40,209         73,722       571,103
                                               ------------  ------------   ------------  ------------   ------------  ------------
SERVICE SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                           744,447     2,212,209         13,746        36,623         80,182       145,853
Reinvestment of dividends                                 -             -              -             -              -             -
Payments for shares redeemed                       (747,202)   (2,277,280)       (13,594)      (41,992)       (77,567)     (101,684)
  Net Increase (Decrease) in Net Assets
   Resulting from Service Shares Transactions        (2,755)      (65,071)           152        (5,369)         2,615        44,169
                                               ------------  ------------   ------------  ------------   ------------  ------------
PREMIER SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                           175,460       321,738              -             -              -             -
Payments for shares redeemed                       (148,223)     (370,907)             -             -              -             -
  Net Increase (Decrease) in Net Assets
   Resulting from Premier Shares Transactions        27,237       (49,169)             -             -              -             -
                                               ------------  ------------   ------------  ------------   ------------  ------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                          (43,723)      (47,405)        (5,886)       (6,033)       (10,974)       (8,792)
  Total Distributions to Shares Shareholders        (43,723)      (47,405)        (5,886)       (6,033)       (10,974)       (8,792)
                                               ------------  ------------   ------------  ------------   ------------  ------------
DISTRIBUTIONS TO SERVICE SHARES
SHAREHOLDERS:
From net investment income                           (1,218)       (1,046)           (34)          (41)          (666)         (293)
  Total Distributions to Service Shares
   Shareholders                                      (1,218)       (1,046)           (34)          (41)          (666)         (293)
                                               ------------  ------------   ------------  ------------   ------------  ------------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income                           (1,503)         (821)             -             -              -             -
  Total Distributions to Premier Shares
   Shareholders                                      (1,503)         (821)             -             -              -             -
                                               ------------  ------------   ------------  ------------   ------------  ------------
Total Increase (Decrease) in Net Assets            (885,618)   (1,284,529)        35,445        34,935         76,335       615,273

NET ASSETS:
Beginning of period                               4,505,824     5,790,353        620,716       585,781      1,312,197       696,924
End of period                                  $  3,620,206  $  4,505,824   $    656,161  $    620,716   $  1,388,532  $  1,312,197
                                               ------------  ------------   ------------  ------------   ------------  ------------
Accumulated Undistributed Net Investment
 Income                                        $         41  $         29   $        181  $        181   $         19  $         19
                                               ------------  ------------   ------------  ------------   ------------  ------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO

                                                                                     SHARES

Selected per share data                             2005          2004         2003          2002          2001        2000
--------------------------------------------    ------------  -----------  ------------  ------------  -----------  -----------
Net Asset Value, Beginning of Period            $       1.00  $      1.00  $       1.00  $       1.00  $      1.00  $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01         0.01          0.01          0.02         0.04         0.06
  Total Income from Investment Operations               0.01         0.01          0.01          0.02         0.04         0.06
                                                ------------  -----------  ------------  ------------  -----------  -----------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.01)       (0.01)        (0.01)        (0.02)       (0.04)       (0.06)
    Total Distributions Paid                           (0.01)       (0.01)        (0.01)        (0.02)       (0.04)       (0.06)
                                                ------------  -----------  ------------  ------------  -----------  -----------
Net Asset Value, End of Period                  $       1.00  $      1.00  $       1.00  $       1.00  $      1.00  $      1.00
                                                ------------  -----------  ------------  ------------  -----------  -----------
Total Return /(1)/                                      1.13%        1.00%         0.96%         1.76%        4.52%        6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 10,067,880  $ 9,278,804  $ 10,211,783  $ 10,861,104  $ 9,620,568  $ 7,526,789
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements                       0.35%        0.35%         0.35%         0.35%        0.35%        0.35%
  Expenses, before reimbursements                       0.37%        0.37%         0.37%         0.37%        0.36%        0.38%
  Net investment income, net of reimbursements          2.25%        0.99%         0.97%         1.76%        4.35%        6.05%
  Net investment income, before reimbursements          2.23%        0.97%         0.95%         1.74%        4.34%        6.02%

                                                                                     SERVICE

Selected per share data                             2005          2004         2003          2002          2001        2000
--------------------------------------------    ------------  -----------  ------------  ------------  -----------  -----------
Net Asset Value, Beginning of Period            $       1.00  $      1.00  $       1.00  $       1.00  $      1.00  $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01         0.01          0.01          0.01         0.04         0.06
  Total Income from Investment Operations               0.01         0.01          0.01          0.01         0.04         0.06
                                                ------------  -----------  ------------  ------------  -----------  -----------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.01)       (0.01)        (0.01)        (0.01)       (0.04)       (0.06)
    Total Distributions Paid                           (0.01)       (0.01)        (0.01)        (0.01)       (0.04)       (0.06)
                                                ------------  -----------  ------------  ------------  -----------  -----------
Net Asset Value, End of Period                  $       1.00  $      1.00  $       1.00  $       1.00  $      1.00  $      1.00
                                                ------------  -----------  ------------  ------------  -----------  -----------
Total Return /(1)/                                      1.00%        0.74%         0.70%         1.50%        4.24%        5.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $    111,255  $   109,686  $     82,872  $    104,157  $    74,165  $    57,184
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements /(3)/                 0.61%        0.61%         0.61%         0.61%        0.63%        0.69%
  Expenses, before reimbursements /(3)/                 0.63%        0.63%         0.63%         0.63%        0.64%        0.72%
  Net investment income, net of reimbursements          1.99%        0.73%         0.71%         1.50%        4.07%        5.71%
  Net investment income, before reimbursements          1.97%        0.71%         0.69%         1.48%        4.06%        5.68%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

DIVERSIFIED ASSETS PORTFOLIO

                                                                       PREMIER

Selected per share data                            2005    2004/(4)/  2003/(4)/    2002      2001      2000
----------------------------------------------   --------  ---------  ---------  --------  --------  --------
Net Asset Value, Beginning of Period             $   1.00  $    1.00  $    1.00  $   1.00  $   1.00  $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.01          -          -      0.01      0.04      0.05
  Total Income from Investment Operations            0.01          -          -      0.01      0.04      0.05
                                                 --------  ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.01)         -          -     (0.01)    (0.04)    (0.05)
    Total Distributions Paid                        (0.01)         -          -     (0.01)    (0.04)    (0.05)
                                                 --------  ---------  ---------  --------  --------  --------
Net Asset Value, End of Period                   $   1.00  $    1.00  $    1.00  $   1.00  $   1.00  $   1.00
                                                 --------  ---------  ---------  --------  --------  --------
Total Return /(1)/                                   0.87%      0.48%      0.44%     1.24%     3.97%     5.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $ 18,491  $  12,196  $  20,392  $ 21,752  $ 54,876  $ 29,883
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements /(3)/              0.87%      0.87%      0.87%     0.87%     0.89%     0.95%
  Expenses, before reimbursements /(3)/              0.89%      0.89%      0.89%     0.89%     0.90%     0.98%
  Net investment income, net of reimbursements       1.73%      0.47%      0.45%     1.24%     3.81%     5.45%
  Net investment income, before reimbursements       1.71%      0.45%      0.43%     1.22%     3.80%     5.42%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  FINANCIAL HIGHLIGHTS (continued)

                                                                                   SHARES
GOVERNMENT PORTFOLIO

Selected per share data                             2005         2004        2003          2002         2001        2000
----------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period            $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01         0.01         0.01         0.02         0.04         0.06
  Total Income from Investment Operations              0.01         0.01         0.01         0.02         0.04         0.06
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)       (0.01)       (0.01)       (0.02)       (0.04)       (0.06)
    Total Distributions Paid                          (0.01)       (0.01)       (0.01)       (0.02)       (0.04)       (0.06)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period                  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total Return /(1)/                                     1.12%        0.96%        0.92%        1.59%        4.30%        6.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 2,744,850  $ 2,441,013  $ 3,081,385  $ 2,638,730  $ 2,747,048  $ 2,062,597
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements                      0.35%        0.35%        0.35%        0.35%        0.35%        0.35%
  Expenses, before reimbursements                      0.37%        0.38%        0.37%        0.38%        0.38%        0.38%
  Net investment income, net of reimbursements         2.25%        0.95%        0.91%        1.58%        4.07%        5.95%
  Net investment income, before reimbursements         2.23%        0.92%        0.89%        1.55%        4.04%        5.92%

                                                                                    SERVICE

Selected per share data                             2005         2004         2003         2002         2001        2000
----------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period            $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01         0.01         0.01         0.01         0.04         0.06
  Total Income from Investment Operations              0.01         0.01         0.01         0.01         0.04         0.06
                                                -----------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)       (0.01)       (0.01)       (0.01)       (0.04)       (0.06)
    Total Distributions Paid                          (0.01)       (0.01)       (0.01)       (0.01)       (0.04)       (0.06)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period                  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total Return /(1)/                                     0.99%        0.71%        0.66%        1.33%        4.02%        5.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $    91,163  $    80,782  $    26,684  $    54,924  $    37,349  $    32,352
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements /(3)/                0.61%        0.61%        0.61%        0.61%        0.62%        0.69%
  Expenses, before reimbursements /(3)/                0.63%        0.64%        0.63%        0.64%        0.65%        0.72%
  Net investment income, net of reimbursements         1.99%        0.69%        0.65%        1.32%        3.80%        5.61%
  Net investment income, before reimbursements         1.97%        0.66%        0.63%        1.29%        3.77%        5.58%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                   PREMIER
GOVERNMENT PORTFOLIO

Selected per share data                             2005      2004 /(4)/   2003 /(4)/      2002         2001         2000
----------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period            $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01            -            -         0.01         0.04         0.05
  Total Income from Investment Operations              0.01            -            -         0.01         0.04         0.05
                                                -----------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)           -            -       (0.01)       (0.04)       (0.05)
    Total Distributions Paid                          (0.01)           -            -       (0.01)       (0.04)       (0.05)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period                  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total Return /(1)/                                     0.86%        0.45%        0.40%        1.06%        3.75%        5.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $     4,127  $     3,637  $   101,104  $   111,828  $   118,965  $    76,529
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements /(3)/                0.87%        0.87%        0.87%        0.87%        0.88%        0.95%
  Expenses, before reimbursements /(3)/                0.89%        0.90%        0.89%        0.90%        0.91%        0.98%
  Net investment income, net of reimbursements         1.73%        0.43%        0.39%        1.06%        3.54%        5.35%
  Net investment income, before reimbursements         1.71%        0.40%        0.37%        1.03%        3.51%        5.32%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  FINANCIAL HIGHLIGHTS (continued)

                                                                                      SHARES
GOVERNMENT SELECT PORTFOLIO

Selected per share data                           2005               2004         2003         2002        2001          2000
------------------------------------------    -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period          $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.01               0.01         0.01         0.02         0.04          0.06
  Total Income from Investment Operations            0.01               0.01         0.01         0.02         0.04          0.06
                                              -----------        -----------  -----------  -----------  -----------  ------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.01)             (0.01)       (0.01)       (0.02)       (0.04)        (0.06)
    Total Distributions Paid                        (0.01)             (0.01)       (0.01)       (0.02)       (0.04)        (0.06)
                                              -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period                $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                              -----------        -----------  -----------  -----------  -----------  ------------
Total Return /(1)/                                   1.16%              1.06%        0.98%        1.67%        4.39%         6.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $ 3,310,361        $ 4,220,463  $ 5,390,753  $ 4,068,010  $ 4,280,572  $  2,576,552
Ratio to average net assets of: /(2)/
Expenses, net of waivers, reimbursements
 and credits                                         0.20%/(4)/         0.20%        0.20%        0.20%        0.20%         0.20%
Expenses, before waivers, reimbursements
 and credits                                         0.33%              0.32%        0.32%        0.33%        0.37%         0.38%
Net investment income, net of waivers,
 reimbursements and credits                          2.30%              1.04%        0.98%        1.66%        4.14%         6.03%
Net investment income, before waivers,
 reimbursements and credits                          2.17%              0.92%        0.86%        1.53%        3.97%         5.85%


                                                                                     SERVICE

Selected per share data                          2005                2004         2003         2002         2001          2000
------------------------------------------    -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period          $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.01               0.01         0.01         0.01         0.04          0.06
  Total Income from Investment Operations            0.01               0.01         0.01         0.01         0.04          0.06
                                              -----------        -----------  -----------  -----------  -----------  ------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.01)             (0.01)       (0.01)       (0.01)       (0.04)        (0.06)
    Total Distributions Paid                        (0.01)             (0.01)       (0.01)       (0.01)       (0.04)        (0.06)
                                              -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period                $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                              -----------        -----------  -----------  -----------  -----------  ------------
Total Return /(1)/                                   1.03%              0.80%        0.72%        1.41%        4.11%         5.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $   114,087        $   116,841  $   181,912  $   119,239  $   128,761  $    116,640
Ratio to average net assets of: /(2)/
  Expenses, net of waivers, reimbursements
   and credits /(3)/                                 0.46%/(4)/         0.46%        0.46%        0.46%        0.48%         0.54%
  Expenses, before waivers, reimbursements
   and credits /(3)/                                 0.59%              0.58%        0.58%        0.59%        0.65%         0.72%
  Net investment income, net of waivers,
   reimbursements and credits                        2.04%              0.78%        0.72%        1.40%        3.87%         5.69%
  Net investment income, before waivers,
   reimbursements and credits                        1.91%              0.66%        0.60%        1.27%        3.70%         5.51%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) The net expense ratio includes custodian credits of approximately $57,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT SELECT PORTFOLIO                                                        PREMIER

Selected per share data                          2005                2004      2003 /(5)/      2002         2001         2000
------------------------------------------    -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period          $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.01               0.01            -         0.01         0.04          0.05
  Total Income from Investment Operations            0.01               0.01            -         0.01         0.04          0.05
                                              -----------        -----------  -----------  -----------  -----------  ------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.01)             (0.01)           -        (0.01)       (0.04)        (0.05)
    Total Distributions Paid                        (0.01)             (0.01)           -        (0.01)       (0.04)        (0.05)
                                              -----------        -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period                $      1.00        $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                              -----------        -----------  -----------  -----------  -----------  ------------
Total Return /(1)/                                   0.90%              0.54%        0.46%        1.15%        3.84%         5.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $   195,758        $   168,520  $   217,688  $   126,645  $     9,916  $     15,403
Ratio to average net assets of: /(2)/
  Expenses, net of waivers, reimbursements
   and credits /(3)/                                 0.72%/(4)/         0.72%        0.72%        0.72%        0.74%         0.80%
  Expenses, before waivers, reimbursements
   and credits /(3)/                                 0.85%              0.84%        0.84%        0.85%        0.91%         0.98%
  Net investment income, net of waivers,
   reimbursements and credits                        1.78%              0.52%        0.46%        1.14%        3.60%         5.43%
  Net investment income, before waivers,
   reimbursements and credits                        1.65%              0.40%        0.34%        1.01%        3.43%         5.25%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) The net expense ratio includes custodian credits of approximately $57,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
  FINANCIAL HIGHLIGHTS (continued)

                                                                                 SHARES
TAX-EXEMPT PORTFOLIO
Selected per share data                             2005             2004        2003         2002         2001         2000
----------------------------------------------  -----------     -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period            $      1.00     $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01            0.01         0.01         0.01         0.03          0.04
  Total Income from Investment Operations              0.01            0.01         0.01         0.01         0.03          0.04
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)          (0.01)       (0.01)       (0.01)       (0.03)        (0.04)
    Total Distributions Paid                          (0.01)          (0.01)       (0.01)       (0.01)       (0.03)        (0.04)
                                                -----------     -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period                  $      1.00     $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                -----------     -----------  -----------  -----------  -----------  ------------
Total Return /(1)/                                     0.88%           0.86%        0.82%        1.31%        2.84%         3.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $   651,663     $   616,369  $   576,067  $   906,147  $   683,912  $    663,641
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements                      0.35%            0.35%       0.35%        0.35%       0.35%          0.35%
  Expenses, before reimbursements                      0.38%            0.38%       0.38%        0.37%       0.38%          0.40%
  Net investment income, net of reimbursements         1.74%            0.86%       0.83%        1.31%       2.79%          3.83%
  Net investment income, before reimbursements         1.71%            0.83%       0.80%        1.29%       2.76%          3.78%

                                                                                    SERVICE

Selected per share data                             2005            2004         2003         2002         2001          2000
----------------------------------------------  -----------     -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period            $      1.00     $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01            0.01         0.01         0.01         0.03           0.03
  Total Income from Investment Operations              0.01            0.01         0.01         0.01         0.03           0.03
                                                -----------     -----------  -----------  -----------  -----------  ------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)          (0.01)       (0.01)       (0.01)       (0.03)        (0.03)
    Total Distributions Paid                          (0.01)          (0.01)       (0.01)       (0.01)       (0.03)        (0.03)
                                                -----------     -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period                  $      1.00     $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                -----------     -----------  -----------  -----------  -----------  ------------
Total Return /(1)/                                     0.75%           0.60%        0.57%        1.05%        2.56%         3.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $     4,498     $     4,347  $     9,714  $     9,346  $    14,697  $     16,926
Ratio to average net assets of: /(2)/
  Expenses, net of reimbursements /(3)/                0.61%           0.61%        0.61%        0.61%        0.63%         0.69%
  Expenses, before reimbursements /(3)/                0.64%           0.64%        0.64%        0.63%        0.66%         0.74%
  Net investment income, net of reimbursements         1.48%           0.60%        0.57%        1.05%        2.51%         3.49%
  Net investment income, before reimbursements         1.45%           0.57%        0.54%        1.03%        2.48%         3.44%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                      SHARES
MUNICIPAL PORTFOLIO

Selected per share data                             2005          2004           2003          2002          2001       2000 /(4)/
---------------------------------------------   -----------    -----------    ---------     ---------     ---------     ----------
Net Asset Value, Beginning of Period            $      1.00    $      1.00    $    1.00     $    1.00     $    1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01           0.01         0.01          0.01          0.03           0.04
  Total Income from Investment Operations              0.01           0.01         0.01          0.01          0.03           0.04
                                                -----------    -----------    ---------     ---------     ---------     ----------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)         (0.01)       (0.01)        (0.01)        (0.03)         (0.04)
    Total Distributions Paid                          (0.01)         (0.01)       (0.01)        (0.01)        (0.03)         (0.04)
                                                -----------    -----------    ---------     ---------     ---------     ----------
Net Asset Value, End of Period                  $      1.00    $      1.00    $    1.00     $    1.00     $    1.00     $     1.00
                                                -----------    -----------    ---------     ---------     ---------     ----------
Total Return /(1)/                                     0.95%          1.01%        0.93%         1.41%         2.93%          3.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 1,311,349    $ 1,237,629    $ 666,525     $ 413,098     $ 141,721     $   78,621
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements          0.20%          0.20%        0.20%         0.21%         0.21%          0.21%
  Expenses, before waivers and reimbursements          0.32%          0.33%        0.33%         0.36%         0.43%          0.53%
  Net investment income, net of waivers and
   reimbursements                                      1.92%          1.03%        0.90%         1.40%         2.82%          3.98%
  Net investment income, before waivers and
   reimbursements                                      1.80%          0.90%        0.77%         1.25%         2.60%          3.66%

                                                                                      SERVICE

Selected per share data                             2005          2004           2003          2002          2001       2000 /(5)/
---------------------------------------------   -----------    -----------    ---------     ---------     ---------     ----------
Net Asset Value, Beginning of Period            $      1.00    $      1.00    $    1.00     $    1.00     $    1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.01           0.01         0.01          0.01          0.03           0.03
  Total Income from Investment Operations              0.01           0.01         0.01          0.01          0.03           0.03
                                                -----------    -----------    ---------     ---------     ---------     ----------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.01)         (0.01)       (0.01)        (0.01)        (0.03)         (0.03)
    Total Distributions Paid                          (0.01)         (0.01)       (0.01)        (0.01)        (0.03)         (0.03)
                                                -----------    -----------    ---------     ---------     ---------     ----------
Net Asset Value, End of Period                  $      1.00    $      1.00    $    1.00     $    1.00     $    1.00     $     1.00
                                                -----------    -----------    ---------     ---------     ---------     ----------
Total Return /(1)/                                     0.82%          0.75%        0.67%         1.16%         2.66%          3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $    77,183    $    74,568    $  30,399     $  45,642     $  39,638     $   36,320
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements /(3)/                                0.46%          0.46%        0.46%         0.46%         0.47%          0.54%
  Expenses, before waivers and
   reimbursements /(3)/                                0.58%          0.59%        0.59%         0.61%         0.69%          0.86%
  Net investment income, net of waivers
   and reimbursements                                  1.66%          0.77%        0.64%         1.15%         2.56%          3.65%
  Net investment income, before waivers
   and reimbursements                                  1.54%          0.64%        0.51%         1.00%         2.34%          3.33%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) For the period December 1, 1999 (commencement of operations) through November 30, 2000.
(5) For the period February 11, 2000 (commencement of operations) through November 30, 2000.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
      ASSET-BACKED NOTES - 1.3%
      Auto Receivables - 0.0%
        Ford Credit Auto Owner Trust, Series 2005-A,
         Class A1,
         2.62%, 9/15/05                                $ 3,221  $  3,221
      -------------------------------------------------------------------
      International Receivables - 1.3%
        Permanent Financing PLC, FRN, Series 5,
         Class 1A,
         3.07%, 6/10/05                                 49,000    49,000
        Permanent Financing PLC, FRN, Series 6,
         Class 1A,
         3.06%, 6/10/05                                 50,000    50,000
        Permanent Financing PLC, FRN, Series 7,
         Class 1A,
         3.05%, 6/10/05                                 35,000    35,000
      -------------------------------------------------------------------
                                                                 134,000
      --------------------------------------------------------------------
      Total Asset-Backed Notes (Cost $137,221)                   137,221

      CERTIFICATES OF DEPOSIT - 21.4%
      Domestic Depository Institutions - 1.5%
        Bank of New York,
         3.17%, 11/22/05                                10,000    10,000
        Citibank, New York,
         3.21%, 8/18/05                                 19,000    19,000
        Marshall & Ilsley Bank, FRN,
         3.06%, 6/29/05                                 17,000    16,996
        SunTrust Bank, Atlanta,
         3.33%, 10/14/05                                42,000    42,000
         3.33%, 10/28/05                                12,000    11,996
        Washington Mutual Bank, FA, Stockton,
         California,
         3.09%, 7/5/05                                  32,000    32,000
         3.19%, 8/9/05                                  24,000    24,000
      -------------------------------------------------------------------
                                                                 155,992
      -------------------------------------------------------------------
      Foreign Depository Institutions - 19.9%
        Banca Intesa Spa, London,
         3.04%, 6/27/05                                 48,000    48,000
        Banco Bilbao Vizcaya Argentaria,
         2.77%, 7/7/05                                  38,000    38,000
        Barclays Bank, London Branch,
         3.32%, 9/29/05                                 50,000    50,000
         3.29%, 12/1/05                                 66,500    66,500

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
      CERTIFICATES OF DEPOSIT - 21.4% - CONTINUED
      Foreign Depository Institutions - 19.9% - (continued)
        Barclays Bank, New York Branch,
         2.96%, 6/15/05                                $32,000  $32,000
         3.01%, 6/20/05, FRN                            23,000   22,997
         3.29%, 10/17/05                                45,000   44,988
        BNP Paribas, London Branch,
         2.16%, 6/7/05                                  25,000   25,000
         2.78%, 7/7/05                                  55,000   55,000
         3.36%, 10/11/05                                40,000   40,000
         3.10%, 11/14/05                                40,000   40,000
         3.15%, 11/17/05                                38,000   38,000
         3.25%, 11/25/05                                53,000   53,000
         3.57%, 12/29/05                                40,000   40,000
        BNP Paribas, New York Branch, FRN,
         3.20%, 8/23/05                                 51,000   50,994
        CALYON, London Branch,
         2.77%, 7/7/05                                  20,000   20,000
         3.08%, 11/3/05                                 51,000   51,000
         3.11%, 11/7/05                                 53,000   53,000
        Canadian Imperial Bank of Commerce,
         New York Branch,
         3.17%, 11/18/05                                20,000   20,000
        Credit Suisse First Boston, New York Branch,
         2.15%, 6/8/05                                  25,000   25,000
         3.15%, 7/8/05, FRN                             10,000   10,000
         3.17%, 7/29/05                                 29,000   29,000
         3.24%, 8/8/05, FRN                             49,000   49,000
         3.29%, 8/22/05, FRN                            42,000   42,004
         3.31%, 12/2/05                                 25,000   25,000
        HBOS Treasury Services, London Branch,
         3.32%, 9/29/05                                 20,000   20,000
        HBOS Treasury Services, New York Branch,
         3.32%, 9/30/05                                 25,000   25,000
         3.27%, 11/30/05                                55,000   55,000
         3.31%, 12/2/05                                 25,000   25,000
         3.37%, 12/12/05                                25,000   25,000
        Lloyds Bank, London Branch,
         3.04%, 7/5/05                                  37,000   37,000
        Lloyds TSB Bank, New York Branch, FRN,
         2.82%, 6/1/05                                  15,000   14,995
         3.06%, 7/25/05                                 15,000   14,996
        National Australia Bank, London Branch,
         3.14%, 11/18/05                                20,000   20,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
    CERTIFICATES OF DEPOSIT - 21.4% - CONTINUED
    Foreign Depository Institutions - 19.9% - (continued)
      Nordea Bank Finland, New York Branch,
       2.92%, 6/13/05, FRN                            $25,000  $   24,990
       3.03%, 6/29/05, FRN                             15,000      15,000
       3.14%, 11/18/05                                 20,000      20,000
      Royal Bank of Canada, New York
       Branch, FRN,
       3.01%, 6/20/05                                  23,000      22,997
      Royal Bank of Scotland, New York
       Branch, FRN,
       2.86%, 6/6/05                                   27,000      26,995
       3.02%, 6/9/05                                   65,000      65,000
       3.00%, 6/30/05                                  25,000      24,991
      Societe Generale, London Branch,
       2.61%, 6/6/05                                   51,000      51,000
       2.16%, 6/7/05                                   25,000      25,000
       2.85%, 7/18/05                                  38,000      38,000
       2.87%, 7/21/05                                  50,000      50,000
       3.11%, 11/14/05                                 10,000      10,000
      Societe Generale, New York Branch,
       3.04%, 6/30/05                                  35,000      35,000
      Standard Chartered Bank,
       2.98%, 6/6/05                                   25,000      25,000
      Toronto Dominion Bank, New York Branch,
       2.20%, 6/10/05                                  19,000      19,000
       2.76%, 7/1/05                                   27,000      27,000
       3.10%, 11/7/05                                  13,000      13,000
      UBS AG, Stamford Branch,
       2.86%, 6/8/05, FRN                              50,000      49,991
       2.95%, 6/22/05, FRN                             36,000      35,992
       3.05%, 7/1/05                                   83,000      83,000
       2.53%, 8/9/05                                   17,000      17,000
       3.16%, 11/18/05                                 37,000      37,000
      Unicredito Italiano, London Branch,
       3.22%, 9/19/05                                  30,000      30,000
       3.36%, 10/28/05                                 55,000      55,000
       3.44%, 11/14/05                                 20,000      20,000
    -----------------------------------------------------------------------
                                                                2,026,430
    -----------------------------------------------------------------------
    Total Certificates of Deposits (Cost $2,182,422)            2,182,422

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
      COMMERCIAL PAPER - 19.4%
      Auto Receivables - 3.2%
        FCAR1 Owner Trust,
         3.16%, 9/6/05                                $82,000  $ 81,302
        Ford Credit Floorplan Master Owner Trust A,
         Motown Funding LLC, Series 2002, /(1)/
         3.02%, 6/6/05                                 45,000    44,981
         3.06%, 6/22/05                                85,000    84,848
         3.09%, 6/24/05                                32,000    31,937
         3.07%, 6/27/05                                50,000    49,889
         3.14%, 7/6/05                                 30,000    29,908
      ------------------------------------------------------------------
                                                                322,865
      ------------------------------------------------------------------
      Bank Holding Companies - 0.8%
        Bank of America Corp., Series 3A3,
         2.82%, 7/25/05                                50,000    49,789
         3.03%, 11/1/05                                35,000    34,549
      ------------------------------------------------------------------
                                                                 84,338
      ------------------------------------------------------------------
      Credit Card Master Trusts - 1.0%
        Capital One Multi Execution Trust, Nova
         Notes, /(1)/
         3.14%, 7/19/05                                20,000    19,916
        Citibank Credit Card Master Trust,
         Dakota Certificates,
         2.97%, 6/7/05                                 20,000    19,990
         2.99%, 6/9/05                                 45,000    44,970
         3.01%, 6/16/05                                20,000    19,975
      ------------------------------------------------------------------
                                                                104,851
      ------------------------------------------------------------------
      Electronic and Other Electronic Components - 0.5%
        General Electric Capital Services, Inc.,
         2.74%, 7/6/05                                 50,000    49,867
      ------------------------------------------------------------------
      Foreign Depository Institutions - 2.3%
        Banco Santander Central Hispano,
         2.55%, 6/1/05                                 95,000    95,000
         2.54%, 6/2/05                                 20,000    19,999
        Danske Corp., Inc.,
         3.25%, 9/19/05                                40,000    39,603
        Nordea North America, Inc.,
         3.04%, 11/4/05                                28,000    27,632
        Royal Bank of Scotland,
         3.01%, 6/28/05                                25,000    24,944
        Swedbank, Inc.,
         2.61%, 6/2/05                                 30,000    29,998
      ------------------------------------------------------------------
                                                                237,176
      ------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                 PRINCIPAL
                                                  AMOUNT    VALUE
                                                  (000S)    (000S)
           COMMERCIAL PAPER - 19.4% - CONTINUED
           Multi-Seller Conduits - 5.5%
             Amstel Funding Corp.,
              3.05%, 6/2/05                       $10,000  $  9,999
              2.94%, 6/15/05                       20,000    19,977
              3.04%, 8/26/05                       42,000    41,695
              3.29%, 9/30/05                       35,000    34,613
             Apreco LLC,/ (1)/
              3.04%, 6/2/05                        25,000    24,998
             Charta Corp.,
              3.03%, 6/30/05                       35,000    34,915
             Edison Asset Securitization,
              2.73%, 7/5/05                        50,000    49,871
             Fairway Finance Corp.,
              3.06%, 6/1/05                        50,000    50,000
             Gemini Securitization,
              3.03%, 7/5/05                        24,000    23,931
             Legacy Capital LLC,
              3.06%, 7/5/05                        25,253    25,180
              3.32%, 10/19/05 /(1)/                30,000    29,613
             Lexington Parker Capital,
              3.04%, 6/1/05, FRCP                  30,000    30,000
              3.06%, 6/1/05, FRCP                  30,000    29,997
              3.04%, 6/7/05, FRCP                  20,000    19,999
              3.04%, 6/9/05, FRCP                   5,000     5,000
              3.04%, 6/14/05, FRCP                 18,000    17,999
              3.07%, 7/12/05                       15,000    14,948
              3.10%, 9/1/05                        53,000    52,580
              3.29%, 10/6/05                       10,603    10,480
              3.31%, 10/18/05 /(1)/                 9,338     9,219
              3.31%, 10/20/05/ (1)/                10,000     9,870
             Victory Receivables Corp.,
              3.05%, 6/24/05                       10,300    10,280
           ----------------------------------------------------------
                                                            555,164
           ----------------------------------------------------------
           Non-Depository Personal Credit - 2.4%
             General Electric Capital Corp.,
              3.02%, 8/23/05                       96,000    95,332
              3.03%, 10/27/05                      55,000    54,315
              3.30%, 10/31/05                      49,000    48,317
              3.03%, 11/1/05                       50,000    49,356
           ----------------------------------------------------------
                                                            247,320
           ----------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT     VALUE
                                                   (000S)     (000S)
       COMMERCIAL PAPER - 19.4% - CONTINUED
       Other Receivables - 0.8%
         Thornburg Mortgage Capital Resources,
          3.07%, 6/6/05                            $10,000  $    9,996
          3.08%, 6/9/05                             14,000      13,990
          3.08%, 6/20/05                            15,000      14,976
          3.08%, 6/23/05                            20,000      19,962
          3.08%, 6/27/05                            20,000      19,956
       ----------------------------------------------------------------
                                                                78,880
       ----------------------------------------------------------------
       Structured Investment Vehicles - 2.9%
         Grampian Funding Ltd.,
          2.66%, 6/17/05                            42,000      41,950
          2.68%, 6/20/05                            50,000      49,929
          3.04%, 7/5/05                             48,000      47,862
          3.23%, 9/19/05                            40,000      39,605
          3.28%, 10/5/05                            53,000      52,392
         Perry Global Funding LLC,
          3.18%, 8/11/05                            20,000      19,875
         Surrey Funding Corp.,
          3.12%, 7/18/05                            44,000      43,821
       ----------------------------------------------------------------
                                                               295,434
       -----------------------------------------------------------------
       Total Commercial Paper (Cost $1,975,895)              1,975,895

       CORPORATE NOTES/BONDS - 15.4%
       Domestic Depository Institutions - 1.3%
         American Express Centurion Bank, FRN,
          3.05%, 6/13/05                            30,000      30,000
         National City Bank, Cleveland, FRN,
          2.99%, 6/1/05                             18,000      17,999
         SunTrust Bank, FRN,
          3.12%, 7/5/05                             46,000      46,004
         U.S. Bank, N.A., FRN,
          2.95%, 6/6/05                             40,000      40,006
       ----------------------------------------------------------------
                                                               134,009
       ----------------------------------------------------------------
       Foreign Depository Institutions - 2.8%
         Australia and New Zealand Banking
          Group, FRN, /(1)/
          3.09%, 6/23/05                            25,000      25,000
         HBOS Treasury Services PLC, FRN,/ (1)/
          3.00%, 6/10/05                            12,000      12,000
          3.25%, 7/29/05                            25,500      25,503
         Nationwide Building Society, FRN,/ (1)/
          3.12%, 6/28/05                            28,000      28,000
         Royal Bank of Canada, FRN,
          3.10%, 6/10/05                            28,000      28,003

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
      CORPORATE NOTES/BONDS - 15.4% - CONTINUED
      Foreign Depository Institutions - 2.8% - (continued)
        Royal Bank of Scotland Group, FRN, /(1)/
         3.05%, 6/21/05                              $ 75,000  $ 75,000
        Royal Bank of Scotland, New York, FRN,
         2.82%, 6/1/05                                 75,000    74,967
        Westpac Banking Corp., FRN,
         2.99%, 6/13/05                                20,000    20,000
      ------------------------------------------------------------------
                                                                288,473
      ------------------------------------------------------------------
      Insurance Carriers - 1.4%
        Allstate Life Global Funding II, FRN, /(1)/
         3.13%, 6/16/05                                30,000    30,000
        ASIF Global Financing XV, FRN, /(1)/
         3.11%, 6/2/05                                 55,000    55,030
        MET Life GIC Backed, FRN, /(1)/
         3.13%, 6/15/05                                55,000    55,000
      ------------------------------------------------------------------
                                                                140,030
      ------------------------------------------------------------------
      Non-Depository Business Credit - 0.4%
        CIT Group, Inc., FRN,
         3.64%, 7/29/05                                37,000    37,025
      ------------------------------------------------------------------
      Non-Depository Personal Credit - 1.5%
        American Express Credit, FRN,
         3.10%, 6/15/05                                15,000    15,000
        General Electric Capital Corp., FRN,
         3.19%, 6/9/05                                 48,000    48,004
        HSBC Finance Corp., FRN,
         3.08%, 6/24/05                                40,000    40,000
        SLM Corp., FRN, /(1)/
         3.11%, 6/1/05                                 50,000    50,000
      ------------------------------------------------------------------
                                                                153,004
      ------------------------------------------------------------------
      Security and Commodity Brokers - 5.0%
        Bear Stearns Co., Inc., FRN,
         3.11%, 6/6/05                                 25,000    25,000
        Citigroup Global Markets, FRN,
         3.03%, 6/16/05                                15,000    15,004
        Goldman Sachs Group,
         3.37%, 9/26/05                                35,000    35,000
         3.41%,10/27/05                                45,000    45,000
        Lehman Brothers Holdings, FRN,
         3.16%, 6/22/05                               120,000   120,000
         3.25%, 7/22/05                                10,000    10,002
        Merrill Lynch & Co., FRN, MTN,
         3.12%, 6/6/05                                 55,000    55,000
         3.24%, 6/13/05                                43,000    43,010
         3.40%, 6/13/05                                15,000    15,002

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
      CORPORATE NOTES/BONDS - 15.4% - CONTINUED
      Security and Commodity Brokers - 5.0% - (continued)
        Morgan Stanley, FRN,
         3.09%, 6/15/05                             $ 30,000  $   30,000
         3.13%, 6/27/05                              120,000     120,004
      --------------------------------------------------------------------
                                                                 513,022
      --------------------------------------------------------------------
      Structured Investment Vehicles - 2.8%
        Beta Finance, Inc., FRN, MTN, /(1)/
         3.13%, 6/15/05                               45,000      44,998
         3.21%, 8/4/05                                 8,000       8,001
         3.33%, 8/29/05                               25,000      25,005
        CC U.S.A., Inc., FRN, MTN,/ (1)/
         3.09%, 6/9/05                                25,000      25,001
         3.07%, 6/15/05                               45,000      45,001
         3.14%, 7/13/05                               25,000      25,007
        Dorada Finance, Inc., FRN,/ (1)/
         3.12%, 7/6/05                                50,000      50,015
        Sigma Finance, Inc., FRN, MTN,/ (1)/
         3.05%, 6/20/05                               62,000      61,994
      --------------------------------------------------------------------
                                                                 285,022
      --------------------------------------------------------------------
      Transportation Equipment - 0.2%
        American Honda Finance, FRN, /(1)/
         3.16%, 8/4/05                                14,000      13,999
         3.34%, 8/22/05                               10,000      10,004
      --------------------------------------------------------------------
                                                                  24,003
      --------------------------------------------------------------------
      Total Corporate Notes/Bonds (Cost $1,574,588)            1,574,588

      EURODOLLAR TIME DEPOSITS - 7.6%
      Domestic Depository Institutions - 3.4%
        Bank of America, Grand Cayman,
         2.65%, 6/14/05                               30,000      30,000
         2.72%, 7/1/05                                55,000      55,000
        Branch Bank and Trust Co., Grand Cayman,
         3.11%, 7/11/05                               20,000      20,000
        HSBC Bank PLC, London,
         3.11%, 9/1/05                                35,000      35,000
        Manufacturers & Traders Trust Co.,
         3.06%, 6/1/05                               201,000     201,000
      --------------------------------------------------------------------
                                                                 341,000
      --------------------------------------------------------------------
      Foreign Depository Institutions - 4.2%
        Barclays Bank, Global Treasury Services,
         London,
         3.04%, 6/27/05                               40,000      40,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
      EURODOLLAR TIME DEPOSITS - 7.6% - CONTINUED
      Foreign Depository Institutions - 4.2% - (continued)
        Dexia Bank Belgium, Brussels,
         3.09%, 6/1/05                                $ 50,000  $ 50,000
         3.15%, 7/25/05                                 25,000    25,000
        Dexia Credit Local de France, Paris,
         3.36%, 10/12/05                                35,000    35,000
        ING Belgium, Brussels,
         3.09%, 6/1/05                                  92,279    92,279
        National Australia Bank, Grand Cayman,
         3.04%, 6/27/05                                 40,000    40,000
        Societe Generale, Grand Cayman,
         3.07%, 6/1/05                                 100,000   100,000
        Standard Chartered Bank, London,
         3.08%, 7/1/05                                  15,000    15,000
        Swedbank, Stockholm,
         3.27%, 8/29/05                                 35,000    35,000
      -------------------------------------------------------------------
                                                                 432,279
      --------------------------------------------------------------------
      Total Eurodollar Time Deposits (Cost $773,279)             773,279

      MUNICIPAL INVESTMENTS - 1.6%
      Administration of Environmental and Housing Programs - 0.2%
        State of Texas G.O. Taxable, Veterans' Land
         Refunding Bonds, Series 2000A,
         3.05%, 6/7/05                                  20,000    20,000
      -------------------------------------------------------------------
      Amusement and Recreation Services - 0.3%
        Bloomingdale Lifetime Fitness LLC, Taxable,
         Series 2000,
         3.07%, 6/7/05                                   6,120     6,120
        Downtown Marietta, Georgia, Development
         Authority Taxable Revenue Bonds, Series A,
         Conference Center Project,
         3.19%, 6/7/05                                   1,000     1,000
        Harris County, Houston, Texas, Taxable
         Revenue Bonds, Series E, Sports Authority
         Junior Lien NFL,
         3.10%, 6/7/05                                   1,000     1,000
        HealthTrack Sports & Wellness, Taxable,
         Series 1997,
         3.07%, 6/7/05                                   3,990     3,990
        Maryland Stadium Authority Sports Facilities
         Lease Taxable Revenue Bonds, Series A,
         3.06%, 6/7/05                                  16,300    16,300
      -------------------------------------------------------------------
                                                                  28,410
      -------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 1.6% - CONTINUED
    Business Services - 0.1%
      Birchwood Acres Ltd. Taxable VRDB,
       Series 2000,
       3.09%, 6/7/05                                      $12,410  $12,410
    -----------------------------------------------------------------------
    Construction - 0.1%
      Metal Forming & Coining Corp. (National City
       Bank LOC),
       3.14%, 6/7/05                                        6,115    6,115
    -----------------------------------------------------------------------
    Engineering, Accounting and Management - 0.1%
      California PCR Environmental Improvement
       Taxable CP, Series 1997, Browning Ferris
       Project,
       3.17%, 7/7/05                                        9,000    9,000
    -----------------------------------------------------------------------
    Executive, Legislative and General Government - 0.4%
      Cook County, Illinois, G.O. Taxable Bonds,
       Series 2002A,
       3.11%, 6/7/05                                       22,000   22,000
      Cook County, Illinois, G.O. Taxable Bonds,
       Series 2004D,
       3.11%, 6/7/05                                       15,000   15,000
      State of Michigan, Taxable Bonds,
       Series 2004B,
       2.85%, 8/10/05                                       7,000    7,000
    -----------------------------------------------------------------------
                                                                    44,000
    -----------------------------------------------------------------------
    Health Services - 0.1%
      Surgery Center Financing Corp. Taxable VRDN,
       Series 1997 (NCC Bank LOC), /(1)/
       3.14%, 6/7/05                                        4,835    4,835
    -----------------------------------------------------------------------
    Membership Organizations - 0.1%
      American Association of Retired Persons
       VRDN,
       3.06%, 6/7/05                                        6,200    6,200
    -----------------------------------------------------------------------
    Museums, Galleries and Gardens - 0.1%
      Illinois Educational Facilities Authority Taxable
       Revenue Bonds, Series 2000A, Art Institute
       of Chicago,
       3.07%, 6/7/05                                        7,100    7,100
    -----------------------------------------------------------------------
    Oil and Gas Extraction - 0.0%
      Duncan Oil Co. VRDN, Series 2000,
       3.14%, 6/7/05                                        3,820    3,820
    -----------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
     MUNICIPAL INVESTMENTS - 1.6% - CONTINUED
     Real Estate - 0.1%
       Alaska Industrial Development and Export
        Authority Taxable Revenue Bonds,
        Series 1988, Labar Property Lot 5 Project,
        3.29%, 6/7/05                                 $ 1,000  $    1,000
       MHS Realty Company LLC Taxable Secured
        Promissory VRDN, Series 2001,
        3.09%, 6/7/05                                   8,075       8,075
       Muhlenberg, Kentucky, Medical Properties II,
        Taxable VRDN, Series 2003,
        3.12%, 6/7/05                                   4,800       4,800
       OFC Corp. Taxable Revenue Bonds,
        Series 1996,
        3.07%, 6/7/05                                     900         900
     ---------------------------------------------------------------------
                                                                   14,775
     ---------------------------------------------------------------------
     Specialty Hospitals - 0.0%
       Arizona State University Taxable Revenue
        Bonds, Nanotechnology Research Project,
        3.09%, 6/7/05                                   1,300       1,300
     ---------------------------------------------------------------------
     Urban Community Development - 0.0%
       Tri-O Development LLC, Taxable Program
        Notes, Series 1999 (National City Bank
        LOC),
        3.14%, 6/7/05                                   3,335       3,335
     ----------------------------------------------------------------------
     Total Municipal Investments (Cost $161,300)                  161,300

     U.S. GOVERNMENT AGENCIES - 1.6%/ (2)/
     Fannie Mae - 1.6%
       FNMA FRN,
        2.84%, 6/9/05                                  75,000      74,976
        3.09%, 8/8/05                                  84,000      83,959
     ----------------------------------------------------------------------
     Total U.S. Government Agencies (Cost $158,935)               158,935
     ----------------------------------------------------------------------
     Investments, at Amortized Cost ($6,963,640)                6,963,640

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
    REPURCHASE AGREEMENTS - 32.0%
    (Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
    Joint Repurchase Agreements - 2.2%
      Bank of America Securities LLC, dated 5/31/05,
       repurchase price $75,374
       2.94%, 6/1/05                                    $ 75,368  $ 75,368
      Morgan Stanley & Co., Inc., dated 5/31/05,
       repurchase price $50,250
       2.95%, 6/1/05                                      50,246    50,246
      Societe Generale, New York Branch,
       dated 5/31/05, repurchase price $25,125
       2.94%, 6/1/05                                      25,123    25,123
      UBS Securities LLC, dated 5/31/05,
       repurchase price $75,374
       2.95%, 6/1/05                                      75,368    75,368
    -----------------------------------------------------------------------
                                                                   226,105
    -----------------------------------------------------------------------
    (Colld. at a minimum of 102% by U.S. Government/Agency Securities)
    Repurchase Agreements - 29.8%
      Bank of America N.A., dated 5/31/05,
       repurchase price $500,043
       3.08%, 6/1/05                                     500,000   500,000
      Bank of America Securities LLC, dated 5/31/05,
       repurchase price $580,049
       3.07%, 6/1/05                                     580,000   580,000
      Bear Stearns, Inc., dated 5/31/05,
       repurchase price $75,007
       3.12%, 6/1/05                                      75,000    75,000
      Credit Suisse First Boston Corp., dated 5/31/05,
       repurchase price $450,039
       3.08%, 6/1/05                                     450,000   450,000
      Deutsche Bank Securities, Inc., dated 5/31/05,
       repurchase price $470,040
       3.08%, 6/1/05                                     470,000   470,000
      Goldman Sachs & Co., dated 5/31/05,
       repurchase price $125,011
       3.10%, 6/1/05                                     125,000   125,000
      Lehman Brothers, Inc., dated 5/31/05,
       repurchase price $92,350
       3.09%, 6/1/05                                      92,342    92,342
      Merrill Lynch, Inc., dated 5/31/05,
       repurchase price $170,015
       3.08%, 6/1/05                                     170,000   170,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                  PRINCIPAL
                                                   AMOUNT      VALUE
                                                   (000S)      (000S)
      REPURCHASE AGREEMENTS - 32.0% - CONTINUED
      (Colld. at a minimum of 102% by U.S. Government/Agency Securities)
      Repurchase Agreements - 29.8% - (continued)
        UBS Securities LLC, dated 5/31/05,
         repurchase price $580,049
         3.07%, 6/1/05                            $580,000     $580,000
      ------------------------------------------------------------------
                                                              3,042,342
      --------------------------------------------------------------------
      Total Repurchase Agreements (Cost $3,268,447)           3,268,447
      --------------------------------------------------------------------
      Total Investments - 100.3% (Cost $10,232,087) /(3)/    10,232,087
         Liabilities less Other Assets - (0.3)%                 (34,461)
      --------------------------------------------------------------------
      NET ASSETS - 100.0%                                   $10,197,626

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)The cost for federal income tax purposes was $10,232,087.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       GOVERNMENT PORTFOLIO

                                             PRINCIPAL
                                              AMOUNT     VALUE
                                              (000S)     (000S)
            U.S. GOVERNMENT AGENCIES - 74.5%/ (1)/
            Fannie Mae - 41.0%
              FNMA Discount Notes,
               2.51%, 6/1/05                 $ 15,000  $   15,000
               2.80%, 6/1/05                   70,000      70,000
               2.84%, 6/1/05                   30,000      30,000
               2.90%, 6/1/05                   25,000      25,000
               2.99%, 7/1/05                   75,000      74,813
               3.00%, 7/1/05                   30,000      29,925
               2.71%, 7/6/05                  105,000     104,724
               3.00%, 7/13/05                   9,310       9,277
               3.13%, 8/1/05                   24,400      24,271
               3.23%, 9/1/05                   30,000      29,752
               3.00%, 11/21/05                 60,000      59,135
               3.35%, 11/23/05                 20,000      19,674
               3.06%, 12/19/05                 60,000      58,977
              FNMA FRN,
               2.82%, 6/6/05                   25,000      24,994
               2.97%, 6/7/05                   20,000      19,985
               2.98%, 6/7/05                   60,000      59,978
               2.84%, 6/9/05                  100,000      99,968
               2.97%, 6/15/05                 115,000     114,978
               2.99%, 6/17/05                 120,000     119,990
               2.93%, 6/21/05                  75,000      74,928
               2.99%, 6/29/05                  47,000      46,973
              FNMA Notes,
               5.75%, 6/15/05                   8,000       8,008
               7.00%, 7/15/05                  35,000      35,178
               2.38%, 12/15/05                 10,000       9,960
            ------------------------------------------------------
                                                        1,165,488
            ------------------------------------------------------
            Federal Farm Credit Bank - 7.9%
              Federal Farm Credit Bank FRN,
               3.02%, 6/1/05                   40,000      39,985
               2.98%, 6/20/05                  10,000       9,997
               3.01%, 6/20/05                 100,000      99,999
               3.00%, 6/27/05                  50,000      49,998
               3.02%, 6/27/05                  25,000      24,997
            ------------------------------------------------------
                                                          224,976
            ------------------------------------------------------
            Federal Home Loan Bank - 13.0%
              FHLB Discount Notes,
               2.98%, 6/1/05                   34,714      34,714
               3.03%, 8/8/05                  120,000     119,313
               3.03%, 8/10/05                  50,000      49,705
               3.10%, 8/11/05                 100,000      99,389

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
      U.S. GOVERNMENT AGENCIES - 74.5%/ (1)/ - CONTINUED
      Federal Home Loan Bank - 13.0% - (continued)
        FHLB FRN,
         3.12%, 8/9/05                              $ 20,000  $   19,989
         3.15%, 8/16/05                               35,000      34,976
        FHLB Note,
         6.96%, 6/15/05                               10,000      10,017
      -------------------------------------------------------------------
                                                                 368,103
      -------------------------------------------------------------------
      Freddie Mac - 12.6%
        FHLMC Discount Notes,
         2.07%, 6/30/05                               25,000      24,958
         3.10%, 8/2/05                                 8,000       7,957
         2.98%, 8/23/05                               15,000      14,897
         3.05%, 9/20/05                               15,000      14,859
         3.17%, 9/21/05                               20,000      19,803
         3.22%, 10/18/05                             100,000      98,757
         3.05%, 11/14/05                              10,657      10,507
         3.34%, 12/5/05                               10,000       9,827
        FHLMC FRN,
         2.93%, 6/9/05                                22,000      22,000
         3.18%, 8/8/05                                50,000      50,000
        FHLMC Notes,
         4.25%, 6/15/05                               30,000      30,014
         7.00%, 7/15/05                               25,000      25,116
         1.50%, 8/15/05                               30,000      29,898
      -------------------------------------------------------------------
                                                                 358,593
      --------------------------------------------------------------------
      Total U.S. Government Agencies (Cost $2,117,160)         2,117,160

      REPURCHASE AGREEMENTS - 28.0%
      (Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
      Joint Repurchase Agreements - 5.2%
        Bank of America Securities LLC,
         dated 5/31/05, repurchase price $49,491
         2.94%, 6/1/05                                49,487      49,487
        Morgan Stanley & Co., Inc., dated 5/31/05,
         repurchase price $32,994
         2.95%, 6/1/05                                32,991      32,991
        Societe Generale, New York Branch,
         dated 5/31/05, repurchase price $16,497
         2.94%, 6/1/05                                16,496      16,496
        UBS Securities LLC, dated 5/31/05,
         repurchase price $49,491
         2.95%, 6/1/05                                49,487      49,487
      -------------------------------------------------------------------
                                                                 148,461
      -------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       GOVERNMENT PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
   REPURCHASE AGREEMENTS - 28.0% - CONTINUED
   (Colld. at a minimum of 102% by U.S. Government/Agency Securities)
   Repurchase Agreements - 22.8%
     Bank of America, dated 5/31/05,
      repurchase price $100,009
      3.08%, 6/1/05                                   $100,000    $100,000
     Bank of America Securities LLC,
      dated 5/31/05, repurchase price $200,017
      3.06%, 6/1/05                                    200,000     200,000
     Credit Suisse First Boston Corp.,
      dated 5/31/05, repurchase price $100,009
      3.08%, 6/1/05                                    100,000     100,000
     Lehman Brothers, Inc., dated 5/31/05,
      repurchase price $46,204
      3.09%, 6/1/05                                     46,200      46,200
     UBS Securities LLC, dated 5/31/05,
      repurchase price $100,009
      3.06%, 6/1/05                                    100,000     100,000
     UBS Securities LLC, dated 5/31/05,
      repurchase price $100,009
      3.07%, 6/1/05                                    100,000     100,000
   --------------------------------------------------------------------------
                                                                   646,200
   --------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $794,661)                     794,661
   --------------------------------------------------------------------------
   Total Investments - 102.5% (Cost $2,911,821)/ (2)/            2,911,821
      Liabilities less Other Assets - (2.5)%                       (71,681)
   --------------------------------------------------------------------------
   NET ASSETS - 100.0%                                          $2,840,140

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)The cost for federal income tax purposes was $2,911,821.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
        U.S. GOVERNMENT AGENCIES - 101.5%/ (1)/
        Federal Farm Credit Bank - 20.7%
          Federal Farm Credit Bank Discount Note,
           2.98%, 6/1/05                           $100,000  $100,000
          Federal Farm Credit Bank FRN,
           3.01%, 6/1/05                            100,000    99,982
           3.02%, 6/1/05                             50,000    49,981
           3.02%, 6/6/05                             75,000    74,990
           2.99%, 6/7/05                             75,000    74,997
           3.02%, 6/13/05                            75,000    74,990
           2.98%, 6/20/05                            20,000    19,994
           3.00%, 6/20/05                            20,000    20,000
           3.01%, 6/23/05                            40,000    39,997
           3.00%, 6/27/05                           100,000    99,996
           3.02%, 6/27/05                            85,000    84,990
          Federal Farm Credit Bank Note,
           2.13%, 8/15/05                            10,000     9,980
        --------------------------------------------------------------
                                                              749,897
        --------------------------------------------------------------
        Federal Home Loan Bank - 80.4%
          FHLB Discount Notes,
           2.98%, 6/1/05                            841,853   841,853
           2.91%, 6/3/05                            175,000   174,972
           2.76%, 6/6/05                             50,000    49,981
           2.96%, 6/24/05                           100,000    99,811
           2.98%, 7/13/05                            70,000    69,757
           3.00%, 7/15/05                            80,000    79,707
           3.01%, 8/2/05                            117,981   117,369
           3.07%, 8/3/05                             13,511    13,438
           3.03%, 8/8/05                             10,000     9,943
           3.03%, 8/9/05                            130,000   129,245
           2.83%, 8/10/05                            90,000    89,505
           3.03%, 8/10/05                            40,000    39,764
           3.10%, 8/11/05                           100,000    99,389
           3.11%, 8/17/05                            75,000    74,502
           3.11%, 8/19/05                           100,000    99,318
           3.12%, 8/19/05                            80,000    79,452
           3.17%, 9/14/05                            10,000     9,908
           3.17%, 9/16/05                            22,164    21,955
           3.15%, 10/31/05                           25,000    24,667
           3.24%, 11/2/05                            65,000    64,099
          FHLB FRN,
           2.79%, 6/1/05                             50,000    49,962
           2.99%, 6/6/05                             65,000    64,989
           2.83%, 6/8/05                            100,000    99,978

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
      U.S. GOVERNMENT AGENCIES - 101.5%/ (1)/ - CONTINUED
      Federal Home Loan Bank - 80.4% - (continued)
        FHLB FRN, - (continued)
         3.10%, 8/1/05                              $75,000     $74,952
         3.12%, 8/9/05                               55,000      54,969
         3.15%, 8/16/05                              60,000      59,958
        FHLB Notes,
         1.63%, 6/15/05                              10,000       9,996
         6.96%, 6/15/05                              10,000      10,017
         2.13%, 8/12/05                              25,000      24,966
         1.75%, 8/15/05                              48,300      48,195
         3.00%, 8/15/05                              55,000      54,987
         3.25%, 8/15/05                              30,000      30,026
         6.88%, 8/15/05                               6,620       6,674
         1.50%, 8/26/05                              90,000      89,645
         2.25%, 10/27/05                              6,735       6,705
         2.13%, 11/15/05                             10,050       9,997
         6.50%, 11/15/05                             10,000      10,140
         2.38%, 2/15/06                              15,000      14,874
      -------------------------------------------------------------------
                                                              2,909,665
      -------------------------------------------------------------------
      Tennessee Valley Authority - 0.4%
        Tennessee Valley Authority Discount Note,
         6.38%, 6/15/05                              15,000      15,019
      --------------------------------------------------------------------
      Total U.S. Government Agencies (Cost $3,674,581)        3,674,581
      --------------------------------------------------------------------
      Total Investments - 101.5% (Cost $3,674,581) /(2)/      3,674,581
         Liabilities less Other Assets - (1.5)%                 (54,375)
      --------------------------------------------------------------------
      NET ASSETS - 100.0%                                    $3,620,206

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)The cost for federal income tax purposes was $3,674,581.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO


                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.2%
      Alaska - 1.4%
        City of Valdez Marine Terminal VRDB,
         Series 2003C, BP Pipelines, Inc. Project
         (BP PLC Gtd.),
         2.98%, 6/1/05                                  $ 9,200  $ 9,200
      -------------------------------------------------------------------
      Arizona - 1.2%
        Apache County IDA Revenue Bonds,
         Series 1983, Tuscon Electric Project
         (Credit Suisse LOC),
         2.97%, 6/7/05                                      750      750
        Arizona Health Facilities Authority Hospital
         VRDB, Series 2002, Yavapai Regional Medical
         Center (FSA Corp. Insured),
         3.07%, 6/7/05                                    7,060    7,060
        Pima County IDA Multifamily Housing VRDB,
         Series 2001, Eastside Place Apartments
         Project (FNMA LOC),
         2.97%, 6/7/05                                      490      490
      -------------------------------------------------------------------
                                                                   8,300
      -------------------------------------------------------------------
      California - 0.5%
        Los Angeles Department of Water & Power
         Revenue VRDB, Series 2001B-1,
         2.89%, 6/1/05                                    3,600    3,600
      -------------------------------------------------------------------
      Colorado - 6.9%
        Colorado Educational & Cultural Facilities
         Authority VRDB, Series 2004, Jewish
         Federation Building Project
         (Bank of America LOC),
         2.98%, 6/1/05                                    1,935    1,935
        Colorado Educational & Cultural Facilities
         Authority VRDB, Series 2004A, Jewish
         Federation (Bank of America LOC),
         2.98%, 6/1/05                                    2,400    2,400
        Colorado Educational & Cultural Facilities
         Authority VRDB, Series 2005, Kent Denver
         School Project (Bank of New York LOC),
         3.02%, 6/7/05                                    6,450    6,450
        Colorado Educational & Cultural Facilities
         Authority VRDB, Series 2005, Student Housing
         (Citibank LOC),
         3.00%, 6/7/05                                    7,000    7,000
        Colorado HFA Revenue Bonds, Series 2004B-4,
         Single Family Class 1,
         1.99%, 11/1/05                                  10,000   10,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
    Colorado - 6.9% - (continued)
      Denver Urban Renewal Authority Tax Increment
       Revenue Bonds, Merrill Lynch P-Floats PT-999
       (Merrill Lynch & Co., Inc. Gtd.), /(1)/
       3.05%, 6/7/05                                     $12,500  $12,500
      Greenwood Village G.O. VRDB, Series 2003, City
       of Fiddlers Business Improvement District
       (U.S. Bank N.A. LOC),
       3.05%, 6/7/05                                       3,000    3,000
      Park Creek Metropolitan District G.O. Revenue
       Bonds, Series 2004, Merrill Lynch P-Floats
       PT-2321 (Merrill Lynch & Co., Inc. Gtd.), /(1)/
       3.05%, 6/7/05                                       2,000    2,000
    ----------------------------------------------------------------------
                                                                   45,285
    ----------------------------------------------------------------------
    District of Columbia - 1.9%
      District of Columbia VRDB, Series 2003,
       Henry J. Kaiser Foundation Project
       (Kaiser Family Foundation Gtd.),
       3.01%, 6/7/05                                       1,200    1,200
      District of Columbia Water & Sewer VRDB,
       Citicorp Eagle Trust 8121A
       (FSA Corp. Insured), /(1)/
       3.00%, 6/7/05                                       7,000    7,000
      District of Columbia Water & Sewer VRDB,
       Series 1998, Citibank Eagle Trust 985201
       (FSA Corp. Insured), /(1)/
       3.00%, 6/7/05                                       4,200    4,200
    ----------------------------------------------------------------------
                                                                   12,400
    ----------------------------------------------------------------------
    Florida - 4.7%
      Alachua County Health Facilities Authority
       VRDB, Series 2002, Shands Health Care
       (SunTrust Bank LOC),
       2.99%, 6/1/05                                       4,900    4,900
      Broward County Educational Facilities Authority
       Revenue Bonds, Series 2004C, Nova
       Southeastern (Bank of America LOC),
       2.99%, 6/1/05                                       6,000    6,000
      Florida HFA Multifamily Housing Revenue
       Refunding Bonds, Series 1991-E,
       Monterey Lakes Project (KeyBank N.A. LOC),
       2.99%, 6/7/05                                       8,565    8,565
      Highlands County Health Facilities Authority
       VRDB, Series 2003A, Adventist Health System
       Project - Sunbelt (SunTrust Bank LOC),
       2.96%, 6/7/05                                       3,500    3,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Florida - 4.7% - (continued)
       Jacksonville Electric Authority VRDB,
        Series 2001B, Electric System Subordinated,
        2.98%, 6/1/05                                    $ 1,000  $ 1,000
       Orange County HFA VRDB, Series 1997, Post
        Fountains Project (FNMA Gtd.),
        2.98%, 6/7/05                                        450      450
       Orange County IDA VRDB, Series 2002, Catholic
        Diocese Project (SunTrust Bank LOC),
        2.97%, 6/7/05                                      3,000    3,000
       Palm Beach County VRDB, Series 2003, Morse
        Obligation Group Project (KeyBank N.A. LOC),
        2.99%, 6/7/05                                      3,500    3,500
     ---------------------------------------------------------------------
                                                                   30,915
     ---------------------------------------------------------------------
     Georgia - 4.8%
       Burke County Development Authority PCR
        Bonds, Series 2002C, Oglethorpe Power
        Vogtle Project (MBIA Insured),
        2.99%, 6/1/05                                      2,200    2,200
       Clayton County Development Authority VRDB,
        Series 2000A, Delta Airlines Project (General
        Electric Capital Corp. LOC),
        2.98%, 6/7/05                                     12,300   12,300
       Macon-Bibb County Hospital Authority VRDB,
        Series 2003, Revenue Anticipation Certificates
        Medical Center of Central Georgia (SunTrust
        Bank LOC),
        2.97%, 6/7/05                                      6,800    6,800
       Macon Lease Refunding Revenue Bonds,
        Series 2004, Bibb County School District
        Project,
        2.96%, 6/7/05                                      3,135    3,135
       Roswell Multifamily Housing Authority VRDB,
        Series 1994, Wood Crossing
        (FHLMC Corp. LOC),
        2.97%, 6/7/05                                      2,350    2,350
       Savannah Housing Authority VRDB,
        Series 1996A, Somerset Place Project
        (FNMA Gtd.),
        2.97%, 6/7/05                                      2,900    2,900
       Smyrna Multifamily Housing Authority VRDB,
        Series 1996, Gardens Post Village Project
        (FNMA Gtd.),
        2.97%, 6/7/05                                      1,600    1,600

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Georgia - 4.8% - (continued)
       State of Georgia G.O. Bonds, Series 1999D,
        Citicorp Eagle Trust Series 97C1001, /(1)/
        3.00%, 6/7/05                                   $  340   $   340
     --------------------------------------------------------------------
                                                                  31,625
     --------------------------------------------------------------------
     Illinois - 16.2%
       Arlington Heights Multifamily Housing Revenue
        VRDB, Series 1997, Dunton Tower Apartments
        Project (Marshall & Ilsley Bank LOC),
        3.02%, 6/7/05                                    4,230     4,230
       Chicago Board of Education G.O. Unlimited
        VRDB, Series A, Merrill P-Floats PA-617,
        School Reform Board (FGIC Insured), /(1)/
        3.00%, 6/7/05                                    4,995     4,995
       Chicago Board of Education Variable Rate
        Certificates, Series 2000A, School Reform
        Board (FGIC Insured), /(1)/
        3.06%, 6/7/05                                    4,205     4,205
       Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302
        (FSA Corp. Insured), /(1)/
        3.00%, 6/7/05                                    1,000     1,000
       Chicago G.O. Tender Notes, Series 2004
        (State Street Bank & Trust LOC),
        2.20%, 12/8/05                                   5,000     5,000
       Chicago School Reform Board G.O. Bonds,
        Variable Rate Certificates, Series 1996, Bank
        of America Securities (MBIA Insured), /(1)/
        3.06%, 6/7/05                                    1,800     1,800
       Cook County Public Purpose Revenue Bonds,
        Series 1990, Cleretian Association
        Neighborhood Office, Inc. Project (FHLB LOC),
        3.34%, 6/7/05                                    3,160     3,160
       Illinois Development Finance Authority
        Economic Development Revenue Bonds,
        Series 2003, Resurrection Center Project
        (Harris Trust and Savings Bank LOC),
        2.96%, 6/7/05                                    5,035     5,035
       Illinois Development Finance Authority Revenue
        Bonds, Series 2001, YMCA of Metropolitan
        Chicago Project (Harris Trust and Savings
        Bank LOC),
        2.98%, 6/7/05                                    1,900     1,900

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
    Illinois - 16.2% - (continued)
      Illinois Development Finance Authority Revenue
       VRDB, Series 1984, Enterprise Office Campus
       Project (Colld. by U.S. Treasury Securities),
       2.15%, 6/1/05                                      $ 6,000  $ 6,000
      Illinois Development Finance Authority Revenue
       VRDB, Series 2001A, Evanston Northwestern
       Hospital (Evanston Northwestern Healthcare
       Corp. Gtd.),
       2.96%, 6/7/05                                          300      300
      Illinois Development Finance Authority Revenue
       VRDB, Series 2001C, Evanston Northwestern
       Hospital (Evanston Northwestern Healthcare
       Corp. Gtd.),
       2.96%, 6/7/05                                        1,800    1,800
      Illinois Development Finance Authority VRDB,
       Series 2002, Jewish Federation of
       Metropolitan Chicago Project
       (AMBAC Insured),
       2.98%, 6/1/05                                       12,435   12,435
      Illinois Educational Facilities Authority Revenue
       Bonds, University of Chicago,
       1.65%, 7/28/05                                       3,000    3,000
      Illinois Health Facilities Authority Revenue
       Bonds, Series 1997, Central Baptist Home for
       the Aged Project (Allied Irish Bank LOC),
       2.99%, 6/7/05                                        9,700    9,700
      Illinois Health Facilities Authority Revenue
       Bonds, Series 2003B, Advocate Health Care
       Network,
       2.30%, 11/15/05                                     10,000   10,000
      Illinois Health Facilities Authority VRDB,
       Revolving Pooled Loan Facility (JPMorgan
       Chase Bank LOC),
       2.98%, 6/7/05                                        1,000    1,000
      Illinois State Sales TRB, Citigroup Series ROCS
       RR-II-R-4542, /(1)/
       3.00%, 6/7/05                                        3,975    3,975
      Kane County VRDB, Series 1993, Glenwood
       School for Boys (Harris Trust and Savings
       Bank LOC),
       2.98%, 6/7/05                                        3,800    3,800

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
    MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
    Illinois - 16.2% - (continued)
      Peoria IDR Bonds, Series 1997, Peoria
       Production Shop Project (JPMorgan Chase
       Bank LOC),
       3.06%, 6/7/05                                    $   690  $    690
      Regional Transportation Authority, Wachovia
       MERLOTS Series 2001A93 (FGIC Insured), /(1)/
       3.00%, 6/7/05                                      3,600     3,600
      Roaring Forks - O'Hare Municipal Certificates,
       Class A Certificates (MBIA Insured), /(1)/
       3.11%, 6/7/05                                      2,685     2,685
      University of Illinois Revenue Bonds, Auxiliary
       Facility System, Wachovia MERLOTS
       Series 2003A38 (AMBAC Insured), /(1) (2)/
       1.65%, 8/10/05                                     9,985     9,985
      Will County VRDB, Series 2004, Joliet Catholic
       Academy Project (Harris Trust and Savings
       Bank LOC),
       3.03%, 6/7/05                                      6,250     6,250
    ----------------------------------------------------------------------
                                                                  106,545
    ----------------------------------------------------------------------
    Indiana - 6.3%
      Indiana Development Finance Authority
       Revenue VRDB, Series 2002, Indianapolis
       Museum of Art (JPMorgan Chase Bank LOC),
       2.98%, 6/7/05                                      1,700     1,700
      Indiana Health Facilities Authority VRDB,
       Senior Living Greencroft Project
       (LaSalle Bank N.A. LOC),
       2.97%, 6/7/05                                      1,200     1,200
      Indiana Health Facilities Finance Authority
       Revenue Bonds, Series 2001A-4, Ascension
       Health Credit Group Project (Ascension
       Health Gtd.),
       2.50%, 3/1/06                                     15,000    15,000
      Indiana Health Facilities Finance Authority
       VRDB, Series 2002B, Fayette Memorial
       Hospital Association (Fifth Third Bank LOC),
       3.02%, 6/1/05                                      5,630     5,630
      Indiana Public Improvement Board Bank
       Revenue VRDB, Series 2002-7, ABN AMRO
       Munitops Class A Certificates
       (MBIA Insured), /(1)/
       3.00%, 6/7/05                                      7,500     7,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Indiana - 6.3% - (continued)
       Indiana Transportation Authority Highway
        Revenue Bonds, Citicorp Eagle Trust
        Series 981402, /(1)/
        3.00%, 6/7/05                                    $5,460   $ 5,460
       Shelby Eastern School Building Corp. First
        Mortgage Revenue Refunding Bonds,
        Wachovia MERLOTS Series 2001A84
        (FGIC Insured), /(1)/
        3.00%, 6/7/05                                     4,825     4,825
     ---------------------------------------------------------------------
                                                                   41,315
     ---------------------------------------------------------------------
     Iowa - 1.2%
       Iowa Finance Authority VRDB, Series 2000,
        YMCA & Rehab Center Project
        (Bank of America LOC),
        3.01%, 6/7/05                                     2,200     2,200
       Iowa State Vision Special Fund, Wachovia
        MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
        3.00%, 6/7/05                                     5,675     5,675
     ---------------------------------------------------------------------
                                                                    7,875
     ---------------------------------------------------------------------
     Kentucky - 1.9%
       Fort Mitchell League of Cities Revenue VRDB,
        Series 2002A, Trust Lease Program
        (U.S. Bank N.A. LOC),
        2.98%, 6/7/05                                     6,750     6,750
       Morehead League of Cities Lease Program
        VRDB, Series 2004A
        (U.S. Bank N.A. LOC),
        2.98%, 6/7/05                                     3,300     3,300
       Shively Education Revenue Bonds, Series 2003,
        Spalding University (JPMorgan Chase
        Bank LOC),
        2.96%, 6/7/05                                     2,400     2,400
     ---------------------------------------------------------------------
                                                                   12,450
     ---------------------------------------------------------------------
     Louisiana - 0.4%
       Jefferson Parrish Hospital VRDB, Series 2004,
        East Jefferson General Hospital (JPMorgan
        Chase Bank LOC),
        3.00%, 6/7/05                                     2,900     2,900
     ---------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
   MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
   Maryland - 0.6%
     Maryland State Community Development
      Administration Revenue Bonds, Merrill Lynch
      P-Floats PT-916 (General Electric Capital
      Corp. GIC), /(1)/
      3.00%, 6/7/05                                        $   890  $   890
     Maryland State Health and Higher Educational
      Facilities VRDB, Series 2003D (Manufacturers
      and Traders Trust Co. LOC),
      2.99%, 6/7/05                                          3,400    3,400
   -------------------------------------------------------------------------
                                                                      4,290
   -------------------------------------------------------------------------
   Massachusetts - 2.3%
     Route 3 North Transit Improvement Association
      Lease VRDB, Series 2002B (AMBAC Insured),
      2.94%, 6/7/05                                         15,000   15,000
   -------------------------------------------------------------------------
   Michigan - 2.9%
     Detroit School Building & Site Improvement
      G.O., Series 2002A ABN AMRO Munitops
      Certificates, Series 2003-10 (FGIC Insured), /(1)/
      2.99%, 6/7/05                                          4,495    4,495
     Detroit Sewage Disposal System Revenue
      Bonds, Series 2000, Wachovia MERLOTS
      (FGIC Insured), /(1)/
      3.00%, 6/7/05                                            700      700
     Macomb County Hospital Finance Authority
      VRDB, Series 2003A-1, Mount Clemens
      General (Comerica Bank LOC),
      3.08%, 6/1/05                                          4,950    4,950
     Michigan Municipal Bond Authority Revenue
      Notes,
      Series 2004B-1,
      3.00%, 8/19/05                                         2,000    2,006
      Series 2004B-2 (JPMorgan Chase Bank LOC),
      3.00%, 8/23/05                                         5,000    5,016
     State of Michigan G.O. Unlimited Notes,
      Series 2005A,
      3.50%, 9/30/05                                         2,000    2,010
   -------------------------------------------------------------------------
                                                                     19,177
   -------------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Minnesota - 1.5%
       Center City, Minnesota Health Care Facilities
        Revenue VRDB, Series 2002, Hazelden
        Foundation Project (Allied Irish Bank LOC),
        2.99%, 6/7/05                                    $2,600   $2,600
       Duluth Economic Development Authority
        Health Care Facilities VRDB, Series 1997,
        Miller-Dawn Medical Center Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                     5,300    5,300
       St. Anthony Multifamily VRDB, Series 2002,
        Autumn Woods Project (FNMA Gtd.),
        2.97%, 6/7/05                                     2,000    2,000
     --------------------------------------------------------------------
                                                                   9,900
     --------------------------------------------------------------------
     Mississippi - 0.9%
       Mississippi Business Finance Corp. Revenue
        VRDB, Series 2000, St. Andrew's Episcopal
        School Project (Allied Irish Bank Insured),
        3.00%, 6/7/05                                     1,700    1,700
       Mississippi Development Bank Special
        Obligation Revenue Bonds, Series 2001A,
        Wachovia MERLOTS Series 2001A16
        (AMBAC Insured), /(1)/
        3.00%, 6/7/05                                     4,095    4,095
     --------------------------------------------------------------------
                                                                   5,795
     --------------------------------------------------------------------
     Missouri - 4.8%
       Chesterfield IDA Educational Facilities Revenue
        VRDB, Gateway Academy Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                       300      300
       Curators of the University of Missouri System
        Facilities Revenue VRDB, Series 2000B,
        2.97%, 6/1/05                                     4,200    4,200
       Kansas City IDA Multifamily VRDB, Series 2002,
        Cloverset Apartments Project (FNMA LOC),
        2.97%, 6/7/05                                     1,000    1,000
       Kirkwood Tax Increment VRDB, Series 2004,
        Kirkwood Commons Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                     3,700    3,700

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
    Missouri - 4.8% - (continued)
      Missouri Development Finance Board Lease
       Revenue Bonds, Series 2003, Missouri
       Association Municipal Utilities
       (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                     $ 2,565  $ 2,565
      Missouri State Health and Educational Facilities
       Authority Revenue VRDB, Series 2001B,
       Bethesda Health Group Project
       (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                       6,800    6,800
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 1999B,
       St. Louis University,
       3.02%, 6/1/05                                       2,990    2,990
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2000B,
       The Washington University,
       2.98%, 6/1/05                                       1,000    1,000
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2001, Missouri Valley
       College (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                       5,915    5,915
      St. Louis County IDA VRDB, Series 1996B,
       Friendship Village West County Project
       (LaSalle Bank N.A. LOC),
       2.97%, 6/7/05                                       2,870    2,870
    ----------------------------------------------------------------------
                                                                   31,340
    ----------------------------------------------------------------------
    Nebraska - 2.5%
      Douglas County School District G.O.,
       Series 2003, Citigroup ROCS-RR-II-R-4058, /(1)/
       3.00%, 6/7/05                                       4,975    4,975
      Lincoln City Electric System Revenue Bonds,
       Series 2001, Wachovia MERLOTS
       Series 2003-B01, /(1)/
       3.00%, 6/7/05                                      11,270   11,270
    ----------------------------------------------------------------------
                                                                   16,245
    ----------------------------------------------------------------------
    New Jersey - 0.8%
      New Jersey State TANS, Series 2004A,
       3.00%, 6/24/05                                      5,600    5,605
    ----------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
      New Mexico - 0.8%
        Bernalillo County Gross TRB, Series 2004B
         (MBIA Insured), /(1)/
         3.00%, 6/7/05                                   $5,160   $5,160
      -------------------------------------------------------------------
      New York - 0.9%
        City of New York G.O. Bonds, Series 2004,
         Citigroup ROCS-RR-II-251A (Citigroup Global
         Markets Holdings LOC), /(1)/
         3.03%, 6/7/05                                    3,100    3,100
        New York State G.O. Bonds, Series 2000B
         (Dexia Bank Belgium LOC),
         1.58%, 8/4/05                                    2,900    2,900
      -------------------------------------------------------------------
                                                                   6,000
      -------------------------------------------------------------------
      North Carolina - 0.6%
        Mecklenburg County COPS, Series 2002,
         3.01%, 6/7/05                                    1,300    1,300
        New Hanover County G.O. School Bonds,
         Series 1995,
         3.05%, 6/7/05                                    2,250    2,250
        North Carolina Medical Care Commission
         Health Care Facilities Revenue VRDB,
         Wachovia MERLOTS Series 2001A39,
         Providend Place Project (GNMA Gtd.), /(1)/
         3.00%, 6/7/05                                      100      100
      -------------------------------------------------------------------
                                                                   3,650
      -------------------------------------------------------------------
      North Dakota - 0.2%
        Ward County Health Care Facilities Revenue
         Bonds, Series 2002A, Trinity Obligation Group
         Project (U.S. Bank N.A. LOC),
         3.02%, 6/1/05                                    1,000    1,000
      -------------------------------------------------------------------
      Ohio - 1.6%
        Franklin County Hospital Revenue Bonds,
         Series 2001 II-R-55, Smith Barney ROCS
         (U.S. Treasuries Escrowed), /(1)/
         2.99%, 6/7/05                                    5,445    5,445
        Middletown Development Revenue Bonds,
         Series 2003, Bishop Penwick High School
         Project (JPMorgan Chase Bank LOC),
         2.98%, 6/7/05                                    2,450    2,450

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Ohio - 1.6% - (continued)
       Toledo City Services VRDN, Series 2003, Special
        Assessment Notes (State Street Bank &
        Trust LOC),
        2.98%, 6/7/05                                    $ 2,400  $ 2,400
     ---------------------------------------------------------------------
                                                                   10,295
     ---------------------------------------------------------------------
     Oklahoma - 0.9%
       Oklahoma Water Resources Board State Loan
        Program Revenue Bonds, Series 1994-A,
        2.47%, 10/3/05                                     1,735    1,735
       Tulsa Industrial Authority Revenue Bonds,
        Series 2000B, University of Tulsa
        (MBIA Insured),
        3.01%, 6/7/05                                      3,845    3,845
     ---------------------------------------------------------------------
                                                                    5,580
     ---------------------------------------------------------------------
     Oregon - 2.0%
       Oregon State TANS, Series 2004, Lehman
        Brothers Trust Receipts Series L73J, /(1)/
        3.07%, 6/7/05                                     13,100   13,100
     ---------------------------------------------------------------------
     Pennsylvania - 3.3%
       Allegheny County Hospital Development
        Authority Revenue Bonds, Series 1988 B-2,
        Presbyterian University Hospital (JPMorgan
        Chase Bank LOC),
        2.96%, 6/7/05                                      1,530    1,530
       Delaware Valley Regional Finance Authority
        Local Government Revenue Bonds, Merrill
        Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
        3.00%, 6/7/05                                        300      300
       Philadelphia Hospital & Higher Educational
        Facilities Refunding VRDB, Series 2002,
        Philadelphia Protestant Home (Fleet National
        Bank LOC),
        2.98%, 6/7/05                                      4,610    4,610
       Philadelphia Hospital & Higher Educational
        Facilities VRDB, Series 1999B, Jefferson
        Health System (Jefferson Health System
        Gtd.),
        2.75%, 11/15/05                                    5,000    5,000
       State of Pennsylvania Clipper Tax-Exempt
        COPS, Series 2005-5 (FSA Corp. Insured), /(1)/
        3.01%, 6/7/05                                     10,000   10,000
     ---------------------------------------------------------------------
                                                                   21,440
     ---------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Tennessee - 2.2%
       Clarksville Public Building Authority Revenue
        VRDB, Series 2001, Tennessee Municipal
        Bond Fund (Bank of America LOC),
        2.98%, 6/1/05                                   $1,100   $ 1,100
       Metropolitan Government Nashville and
        Davidson County Electric Revenue Bonds,
        Citicorp Eagle Trust Series 984201, /(1)/
        3.00%, 6/7/05                                    3,800     3,800
       Metropolitan Government Nashville and
        Davidson County IDB VRDB, Series 2002,
        University of Nashville Project (SunTrust
        Bank LOC),
        2.97%, 6/7/05                                    2,600     2,600
       Sevier County Public Building Authority
        Revenue Bonds, Local Government Public
        Improvement Bonds (FSA Corp. Insured),
        Series 1999 IV-A-2,
        3.00%, 6/1/05                                    2,400     2,400
        Series 2000 IV-C-3,
        3.00%, 6/1/05                                    2,000     2,000
       Williamson County IDB Revenue Bonds, Series
        2003, Currey Ingram Academy Project
        (SunTrust Bank LOC),
        3.03%, 6/7/05                                    2,430     2,430
     --------------------------------------------------------------------
                                                                  14,330
     --------------------------------------------------------------------
     Texas - 11.5%
       Austin Water and Wastewater System Revenue
        Bonds, Series 2002A1, Wachovia MERLOTS
        (FSA Corp. Insured), /(1)/
        3.00%, 6/7/05                                    2,970     2,970
       City of Houston Water and Sewer Systems
        Revenue Bonds, Series 2003-14, BNP Paribas
        STARS Certificates (FSA Corp. Insured), /(1)/
        2.99%, 6/7/05                                    1,595     1,595
       Comal Independent School District VRDB, ABN
        AMRO Munitops Certificates 1999-9
        (PSF of Texas Gtd.), /(1)/
        3.00%, 6/7/05                                    6,500     6,500
       Conroe Independent School District, G.O., ABN
        AMRO Munitops Certificates Series 2002-1
        (PSF of Texas Gtd.), /(1)/
        3.00%, 6/7/05                                    9,995     9,995

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
    Texas - 11.5% - (continued)
      Dallas G.O. Refunding Bonds, Morgan Stanley
       Floating Rate Certificates Series 1998-93, /(1)/
       3.00%, 6/7/05                                       $4,190   $4,190
      Granbury Independent School District G.O., Soc
       Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
       2.99%, 6/7/05                                        4,815    4,815
      Harris County Health Facilities Development
       Corp. Refunding VRDB, Series 2005B,
       Methodist Hospital System (JPMorgan Chase
       Bank LOC),
       2.98%, 6/1/05                                        3,200    3,200
      Harris County Health Facilities Development
       Corp. Revenue Bonds, Series 1999, YMCA of
       Greater Houston (JPMorgan Chase Bank
       LOC),
       2.98%, 6/1/05                                        3,800    3,800
      Harris County Health Facilities Development
       Corp. Revenue Bonds, Wachovia MERLOTS
       Series 2001A87 (U.S. Treasuries Escrowed), /(1)/
       3.00%, 6/7/05                                        2,640    2,640
      Harris County Health Facilities Development
       Corp. Revenue VRDB, Series 2002, YMCA of
       Greater Houston (JPMorgan Chase Bank
       LOC),
       2.98%, 6/1/05                                        6,800    6,800
      Keller Independent School District G.O., ABN
       AMRO Munitops Series 2001-26
       (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                        4,000    4,000
      Northside Independent School District G.O.
       VRDB, Series 2003 School Building Bonds
       (PSF of Texas Gtd.),
       1.67%, 6/15/05                                         960      960
      Princeton Independent School District G.O.,
       Soc Gen Series 2003 SGB-41
       (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                        4,750    4,750
      San Antonio City Electric & Gas VRDB,
       Wachovia MERLOTS Series 2001A68 (Colld. by
       U.S. Treasury Securities), /(1)/
       3.00%, 6/7/05                                        3,625    3,625

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Texas - 11.5% - (continued)
       San Antonio Educational Facilities Revenue
        Refunding VRDB, Series 2002, Trinity
        University Project,
        2.98%, 6/1/05                                    $3,600   $ 3,600
       Tarrant County Health Facilities Authority
        Revenue VRDB, Series 1996A, Adventist
        Health System Sunbelt (SunTrust Bank LOC),
        2.96%, 6/7/05                                     3,380     3,380
       Texas A&M University Revenue Bonds,
        Series 2003A RR-II-R-4005 ROCS, /(1)/
        3.00%, 6/7/05                                     4,780     4,780
       Texas City Industrial Development Corp. VRDB,
        Wachovia MERLOTS Series 2000A34, Arco
        Pipeline Project (BP PLC Gtd.), /(1)/
        3.00%, 6/7/05                                     3,905     3,905
     ---------------------------------------------------------------------
                                                                   75,505
     ---------------------------------------------------------------------
     Utah - 1.6%
       Intermountain Power Agency Goldman Sachs
        CP Series 1997B-1,
        2.95%, 6/20/05                                    5,000     5,000
       Utah Water Finance Agency Revenue VRDB,
        Series 2002A2 (AMBAC Insured),
        3.05%, 6/7/05                                     5,330     5,330
     ---------------------------------------------------------------------
                                                                   10,330
     ---------------------------------------------------------------------
     Virginia - 1.0%
       Chesapeake Bay Bridge & Tunnel
        Communication Revenue Bonds, Wachovia
        MERLOTS Series 2003A39 (MBIA Insured), /(1)/
        3.00%, 6/7/05                                     2,295     2,295
       Virginia College Building Authority VRDB,
        Series 2004, University of Richmond Project,
        2.97%, 6/7/05                                     4,000     4,000
     ---------------------------------------------------------------------
                                                                    6,295
     ---------------------------------------------------------------------
     Washington - 7.0%
       Seattle Light and Power Revenue Bonds,
        Citigroup ROCS II-R (FSA Corp. Insured), /(1)/
        Series 48,
        3.00%, 6/7/05                                     5,995     5,995
        Series 50,
        3.00%, 6/7/05                                     6,495     6,495

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Washington - 7.0% - (continued)
       Tacoma Water System Revenue Bonds, ABN
        AMRO Munitops Certificates, Series 2002-36
        (MBIA Insured), /(1)/
        3.00%, 6/7/05                                    $ 8,680  $ 8,680
       Washington State G.O., Series 2004D, ABN
        AMRO Munitops Certificates, Series 2004-13
        (AMBAC Insured), /(1)/
        3.00%, 6/7/05                                     10,655   10,655
       Washington State Housing Finance Commission
        Nonprofit Housing VRDB, Series 2003,
        Gonzaga Preparatory School Project
        (Bank of America LOC),
        3.01%, 6/7/05                                      2,400    2,400
       Washington State Housing Finance Commission
        VRDB, Series 2000, Living Care Center Project
        (Wells Fargo Bank LOC),
        2.99%, 6/7/05                                     11,770   11,770
     ---------------------------------------------------------------------
                                                                   45,995
     ---------------------------------------------------------------------
     West Virginia - 0.7%
       Marshall County PCR Bonds, Series 1985,
        Mountaineer Carbon Company Project
        (BP PLC Gtd.),
        2.98%, 6/1/05                                      4,650    4,650
     ---------------------------------------------------------------------
     Wisconsin - 3.2%
       University of Wisconsin Hospitals and Clinics
        Authority Revenue Bonds, Series 2000RR,
        Wachovia MERLOTS (FSA Corp. Insured), /(1)/
        3.00%, 6/7/05                                      3,000    3,000
       Wisconsin State Health & Educational Facilities
        Authority Revenue Bonds, Series 2002,
        Meriter Hospital, Inc. Project (Marshall &
        Ilsley Bank LOC),
        3.02%, 6/1/05                                      3,250    3,250
       Wisconsin State Health & Educational Facilities
        Authority Revenue VRDB, Series 2002A,
        Capital Access Pool Vernon Memorial
        Hospital (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                      1,835    1,835
       Wisconsin State Health & Educational Facilities
        Authority Revenue VRDB, Series 2003,
        Oakwood Village Project (Marshall & Ilsley
        Bank LOC),
        2.99%, 6/7/05                                     12,390   12,390

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
     MUNICIPAL INVESTMENTS - 101.2% - CONTINUED
     Wisconsin - 3.2% - (continued)
       Wisconsin State Health & Educational
        Hospital Revenue Bonds, St. Joseph
        Community Hospital (Marshall & Ilsley Bank
        LOC),
        2.99%, 6/7/05                                  $  615       $615
     ----------------------------------------------------------------------
                                                                  21,090
     ----------------------------------------------------------------------
     Total Municipal Investments (Cost $664,182)                 664,182

                                                       NUMBER
                                                      OF SHARES  VALUE
                                                       (000S)    (000S)
     INVESTMENT COMPANIES - 0.8%
       AIM Tax-Exempt Cash Fund                         4,699      4,699
       Dreyfus Tax-Exempt Cash Management Fund            417        417
     ----------------------------------------------------------------------
     Total Investment Companies (Cost $5,116)                      5,116
     ----------------------------------------------------------------------
     Total Investments - 102.0% (Cost $669,298) /(3)/            669,298
        Liabilities less Other Assets - (2.0)%                   (13,137)
     ----------------------------------------------------------------------
     NET ASSETS - 100.0%                                        $656,161

                           At May 31, 2005, the industry sectors for the Tax-Exempt Portfolio were:
                           INDUSTRY SECTOR                                % OF INVESTMENTS
                           Air Transportation and Transportation Services              5.4%
                           Air, Water and Solid Waste Management Services              7.1
                           Educational Services                                       15.6
                           Executive, Legislative and General Government              21.8
                           General Medical and Surgical                               14.4
                           Housing Programs and Social Services                        7.1
                           Residential Care                                            8.8
                           All other sectors less than 5%                             19.8
                           -----------------------------------------------------------------------------------
                           Total                                                     100.0%

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security has been deemed illiquid. At May 31, 2005, the value of this restricted illiquid security amounted to approximately $9,985,000 or 1.5% of net assets. Additional information on the holding is as follows:

                                                        ACQUISITION
                                           ACQUISITION     COST
            SECURITY                          DATE        (000S)
            University of Illinois Revenue
             Bonds (IL),
              1.65%, 8/10/05                      8/04 $      9,985

(3)The cost for federal income tax purposes was $669,298.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2005 (UNAUDITED)


       MUNICIPAL PORTFOLIO

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8%
     Alabama - 0.3%
       Alabama HFA Multifamily VRDB, Series 1996A,
        Rime Village Hoover Project
        (FNMA Gtd.),
        3.01%, 6/7/05                                   $ 4,200  $ 4,200
     --------------------------------------------------------------------
     Alaska - 2.1%
       City of Valdez Marine Terminal Revenue Bonds,
        Series 2003A, BP Pipelines, Inc. Project
        (BP PLC Gtd.),
        2.98%, 6/1/05                                    29,340   29,340
     --------------------------------------------------------------------
     Arizona - 1.5%
       Apache County IDA Revenue Bonds,
        Series 1983, Tucson Electric Project (Credit
        Suisse LOC),
        2.97%, 6/7/05                                     4,300    4,300
       Arizona Health Facilities Authority Revenue
        Bonds, The Terraces Project (Lloyds TSB
        Bank LOC),
        Series 2003B-1,
        2.96%, 6/7/05                                     7,700    7,700
        Series 2003B-2,
        2.96%, 6/7/05                                     6,010    6,010
       Phoenix IDA Multifamily Housing VRDB,
        Series 1999, Southwest Village Apartments
        Project (FNMA Gtd.),
        2.97%, 6/7/05                                       300      300
       Sun Devil Energy Center LLC VRDB, Series 2004,
        Arizona State University Project
        (FGIC Insured),
        2.99%, 6/7/05                                     2,500    2,500
     --------------------------------------------------------------------
                                                                  20,810
     --------------------------------------------------------------------
     California - 0.5%
       Los Angeles Department of Water & Power
        VRDB, Series 2001B-1,
        2.89%, 6/1/05                                     7,550    7,550
     --------------------------------------------------------------------
     Colorado - 3.8%
       Colorado Educational & Cultural Facilities
        Authority VRDB, Series 2003A-2, National
        Jewish Federation Bond Program (Bank of
        America LOC),
        2.99%, 6/1/05                                     2,475    2,475

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Colorado - 3.8% - (continued)
      Colorado Educational & Cultural Facilities
       Authority VRDB, Series 2005, Student
       Housing (Citibank LOC),
       3.00%, 6/7/05                                     $11,000  $11,000
      Colorado HFA Revenue Bonds, Series 2004B-4,
       Single Family Class 1,
       1.99%, 11/1/05                                     10,000   10,000
      Denver City & County Multifamily Revenue
       Bonds, Series 1985, Ogden Residences
       Project (CALYON LOC),
       2.98%, 6/1/05                                      11,400   11,400
      Denver Refunding COPS Civic Center,
       Series 2003C, Wellington E. Webb Municipal
       Office Building (AMBAC Insured),
       2.97%, 6/7/05                                       1,500    1,500
      Greenwood Village G.O. VRDB, Series 2003,
       City of Fiddlers Business Improvement
       District (U.S. Bank N.A. LOC),
       3.05%, 6/7/05                                       2,900    2,900
      Larkridge G.O. VRDB, Series 2004, Metropolitan
       District Number 1 (U.S. Bank N.A. LOC),
       3.01%, 6/7/05                                      10,000   10,000
      Park Creek Metropolitan District G.O. Revenue
       Bonds, Series 2004, Merrill Lynch P-Floats
       PT-2321 (Merrill Lynch & Co., Inc. Gtd.), /(1)/
       3.05%, 6/7/05                                       3,775    3,775
    ----------------------------------------------------------------------
                                                                   53,050
    ----------------------------------------------------------------------
    District of Columbia - 0.5%
      District of Columbia VRDB, Series 2003,
       American Psychological Association Project
       (Bank of America N.A. LOC),
       3.01%, 6/7/05                                       2,650    2,650
      District of Columbia VRDB, Series 2003, Henry
       J. Kaiser Foundation Project (Kaiser Family
       Foundation Gtd.),
       3.01%, 6/7/05                                       4,700    4,700
    ----------------------------------------------------------------------
                                                                    7,350
    ----------------------------------------------------------------------
    Florida - 6.1%
      Alachua County Health Facilities Authority
       VRDB, Series 2002, Shands Health Care
       (SunTrust Bank LOC),
       2.99%, 6/1/05                                       2,700    2,700

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Florida - 6.1% - (continued)
      Brevard County Health Care Facilities VRDB,
       Series 2003, Health First, Inc. Project
       (SunTrust Bank LOC),
       2.99%, 6/1/05                                      $3,420   $3,420
      Broward County HFA Multifamily VRDB,
       Series 2004, Pembroke Village Apartments
       (Wachovia Bank LOC),
       2.99%, 6/7/05                                       7,000    7,000
      City of Lakeland Energy System VRDB,
       Series 2001A,
       2.99%, 6/7/05                                       2,400    2,400
      Florida Higher Educational Facilities Finance
       Authority VRDB, Series 2003, St. Thomas
       University Project (SunTrust Bank LOC),
       2.99%, 6/1/05                                       2,900    2,900
      Florida State Board of Education G.O., Citibank
       Eagle 20030025, /(1)/
       3.00%, 6/7/05                                       4,900    4,900
      Florida State Board of Education Revenue
       Bonds, Series 2004, Citigroup
       ROCS-RR-II-6037, /(1)/
       3.00%, 6/7/05                                       6,315    6,315
      Jackson County PCR Refunding Bonds,
       Series 1997, Gulf Power Co. Project (Gulf
       Power Company Gtd.),
       3.04%, 6/1/05                                       2,000    2,000
      Jacksonville Electric Authority VRDB,
       Series 2001B, Electric System Subordinated,
       2.98%, 6/1/05                                       6,100    6,100
      Jacksonville Health Facilities Authority Hospital
       VRDB, Series 1997C, Charity Obligation Group
       (MBIA Insured),
       2.93%, 6/7/05                                       1,100    1,100
      Lee County IDA Health Care VRDB, Series 2002,
       Shell Point Village Project (Bank of America
       N.A. LOC),
       2.97%, 6/7/05                                       9,145    9,145
      Palm Beach County VRDB, Series 2003, Morse
       Obligation Group Project (KeyBank N.A. LOC),
       2.99%, 6/7/05                                       4,000    4,000

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Florida - 6.1% - (continued)
       Putnam County Development Authority PCR
        Bonds, Series 1984, National Rural Utilities
        Seminole Electric Cooperative Project
        (National Rural Utilities Cooperative Finance
        Gtd.),
        2.05%, 6/15/05                                  $11,700  $11,700
       Putnam County Development Authority PCR
        Bonds, Series 1984H-4, National Rural
        Utilities Seminole Electric Project (National
        Rural Utilities Cooperative Finance Gtd.),
        2.30%, 9/15/05                                   11,000   11,000
       State of Florida Department of Transportation
        Bridge Construction Revenue Bonds,
        Series 2002A, ABN-AMRO Munitops 2002-20
        (MBIA Insured), /(1) (2)/
        2.98%, 6/7/05                                     9,845    9,845
     --------------------------------------------------------------------
                                                                  84,525
     --------------------------------------------------------------------
     Georgia - 7.6%
       Albany-Dougherty County Hospital Authority
        Revenue Bonds, Series 2002, Phoebe Putney
        Memorial Hospital (AMBAC Insured),
        3.00%, 6/1/05                                    16,600   16,600
       Burke County Development Authority PCR
        Bonds, First Series, Georgia Power
        Company Vogtle,
        2.83%, 5/5/06                                    10,000   10,000
       Burke County Development Authority PCR
        Bonds, Oglethorpe Power, Vogtle Project,
        Series 1999A (AMBAC Insured),
        2.99%, 6/1/05                                     8,000    8,000
        Series 1999B (AMBAC Insured),
        2.99%, 6/1/05                                     4,000    4,000
        Series 2002C (MBIA Insured),
        2.99%, 6/1/05                                     1,260    1,260
       Clayton County Development Authority VRDB,
        Series 2000A, Delta Airlines Project (General
        Electric Capital Corp. LOC),
        2.98%, 6/7/05                                    14,500   14,500
       DeKalb County Development Authority VRDB,
        Series 1985, Crow Wood Arbor Association
        Project (FHLMC Corp. Gtd.),
        2.97%, 6/7/05                                     2,230    2,230

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
      MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
      Georgia - 7.6% - (continued)
        Floyd County Development Authority VRDB,
         Series 2000, Darlington School Project
         (SunTrust Bank LOC),
         3.01%, 6/7/05                                $ 3,100  $  3,100
        Macon Water and Sewer Revenue Bonds,
         Series 2004,
         2.96%, 6/7/05                                 10,535    10,535
        Monroe County Development Authority PCR
         Bonds, Series 1999, Oglethorpe Power,
         Scherer Project (AMBAC Insured),
         2.99%, 6/1/05                                  2,600     2,600
        Rockdale County Hospital Authority Revenue
         Anticipation Certificates, Series 2002,
         Rockdale Hospital (SunTrust Bank LOC),
         2.96%, 6/7/05                                    890       890
        Smyrna Housing Authority Revenue Bonds,
         Series 1997, F&M Villages Project
         (FNMA Gtd.),
         2.97%, 6/7/05                                  5,500     5,500
        Smyrna Housing Authority VRDB, Series 1995,
         Hills of Post Village (FNMA Gtd.),
         2.97%, 6/7/05                                  2,000     2,000
        State of Georgia G.O. Bonds, Series 1999D,
         Eagle Trust Series 991002, /(1)/
         3.00%, 6/7/05                                 24,280    24,280
      ------------------------------------------------------------------
                                                                105,495
      ------------------------------------------------------------------
      Idaho - 0.7%
        Idaho Health Facilities Authority Revenue
         Bonds, Series 1985, Pooled Financing
         Program (U.S. Bank N.A. LOC),
         2.70%, 6/7/05                                  9,050     9,050
      ------------------------------------------------------------------
      Illinois - 8.8%
        Chicago Board of Education G.O. Unlimited
         School Reform Board, Series A PA 616
         (FGIC Insured), /(1)/
         3.00%, 6/7/05                                    500       500
        Chicago G.O. Refunding VRDB, Series 1998,
         Citicorp Eagle Trust 981302
         (FSA Corp. Insured), /(1)/
         3.00%, 6/7/05                                    500       500

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Illinois - 8.8% - (continued)
       Chicago G.O. Tender Notes, Series 2004
        (State Street Bank & Trust LOC),
        2.20%, 12/8/05                                  $ 7,000  $ 7,000
       Chicago Metropolitan Pier & Exposition
        Authority Revenue Bonds, Series 1996,
        Citicorp Eagle 2004-49-Class A
        (Colld. by U.S. Treasury Securities), /(1)/
        3.00%, 6/7/05                                     3,400    3,400
       Chicago Multifamily Housing Revenue VRDB,
        Series 2004B, Renaissance Saint Luke Project
        (Harris Trust and Savings Bank LOC),
        3.08%, 6/7/05                                     2,550    2,550
       Chicago School Reform Board G.O. Bonds,
        Variable Rate Certificates, Series 1996, Bank
        of America Securities (MBIA Insured), /(1)/
        3.06%, 6/7/05                                     4,900    4,900
       City of Aurora VRDB, Series 2003, Community
        Counseling Center of Fox Valley Project
        (Harris Trust and Savings Bank LOC),
        3.03%, 6/7/05                                     3,210    3,210
       City of Chicago G.O. Equipment Notes
        (Harris Trust and Savings Bank LOC),
        2.35%, 1/1/06                                     3,000    3,000
       Illinois Development Authority RANS,
        Series 2005-B, Jewish Charities
        (Harris Trust and Savings Bank LOC),
        3.00%, 6/7/05                                     3,410    3,410
       Illinois Development Finance Authority Revenue
        Bonds, Series 2001, YMCA of Metropolitan
        Chicago Project (Harris Trust and Savings
        Bank LOC),
        2.98%, 6/7/05                                    10,600   10,600
       Illinois Development Finance Authority Revenue
        VRDB, Series 1994, Aurora Central Catholic
        High School Project (Allied Irish Bank LOC),
        3.25%, 6/7/05                                     1,000    1,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001, Oak Park Residence Corp.
        Project (LaSalle Bank N.A. LOC),
        2.97%, 6/7/05                                     1,650    1,650

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Illinois - 8.8% - (continued)
      Illinois Development Finance Authority Revenue
       VRDB, Series 2001C, Evanston Northwestern
       (Evanston Northwestern Healthcare Corp.
       Gtd.),
       2.96%, 6/7/05                                      $   250  $   250
      Illinois Educational Facilities Authority Revenue
       Bonds, Series 2003B, Augustana College
       Project (LaSalle Bank N.A. LOC),
       3.01%, 6/7/05                                        3,590    3,590
      Illinois Educational Facilities Authority Revenue
       Bonds, University of Chicago Project,
       1.65%, 7/28/05                                       5,000    5,000
       2.80%, 7/28/05                                      13,265   13,265
      Illinois Finance Authority Revenue Bonds,
       Series 2004B, University of Chicago Project,
       2.95%, 6/7/05                                        5,600    5,600
      Illinois Health Facilities Authority Revenue
       Bonds, Advocate Health Care Network,
       Series 2003-B,
       2.30%, 11/15/05                                      5,000    5,000
       Series 2003-C,
       2.50%, 3/2/06                                       13,040   13,040
      Illinois Health Facilities Authority Revenue
       Bonds, Series 1992, Evanston Northwestern
       Hospital Corp. (Evanston Northwestern
       Healthcare Corp. Gtd.),
       2.45%, 7/7/05                                       10,000   10,000
      Illinois Health Facilities Authority Revenue
       Bonds, Series 1997, Friendship Village of
       Schaumburg Project (LaSalle Bank N.A. LOC),
       2.97%, 6/7/05                                        3,800    3,800
      Regional Transportation Authority, Bank of
       America Variable Certificates, Macon 2004A
       (MBIA Insured), /(1)/
       3.00%, 6/7/05                                        3,330    3,330
      Regional Transportation Authority, Wachovia
       MERLOTS Series 2001A73 (MBIA Insured), /(1)/
       3.00%, 6/7/05                                        4,940    4,940
      Roaring Forks O'Hare Municipal Certificates
       Class A 2004-7 (MBIA Insured), /(1)/
       3.11%, 6/7/05                                        4,100    4,100

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
   MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
   Illinois - 8.8% - (continued)
     Rockford Revenue Bonds, Series 2002, Wesley
      Willows Obligation Group (Marshall & Ilsley
      Bank LOC),
      3.01%, 6/1/05                                       $ 8,660  $  8,660
   -------------------------------------------------------------------------
                                                                    122,295
   -------------------------------------------------------------------------
   Indiana - 4.0%
     Indiana Health Facilities Financing Authority
      Revenue Bonds, Riverview Hospital Project
      (National City Bank of Indiana LOC),
      3.00%, 6/7/05                                         5,150     5,150
     Indiana Health Facilities Financing Authority
      Revenue Bonds, Series 2001-A4, Ascension
      Health Credit Group Project (Ascension
      Health Gtd.),
      2.50%, 3/1/06                                         5,000     5,000
     Indiana Health Facilities Financing Authority
      VRDB, Series 2001, Franciscan Eldercare
      Village Project (LaSalle Bank N.A. LOC),
      2.97%, 6/7/05                                           400       400
     Indiana Health Facilities Financing Authority
      VRDB, Series 2004, Margaret Mary
      Community Hospital (Fifth Third Bank LOC),
      3.02%, 6/1/05                                         8,500     8,500
     Indiana State Development Finance Authority
      VRDB, Series 2003, YMCA of Southwest
      Indiana Project (Wells Fargo Bank LOC),
      2.97%, 6/7/05                                         5,000     5,000
     Indiana State Educational Facilities Authority
      VRDB, Series 2003, Franklin College
      (JPMorgan Chase Bank LOC),
      3.02%, 6/1/05                                         8,300     8,300
     Indiana Transportation Authority Highway
      Revenue Bonds, Citicorp Eagle Trust 981402, /(1)/
      3.00%, 6/7/05                                        19,290    19,290
     Indianapolis Local Public Improvement Bond
      Bank, Series 2002A, CP Notes
      (KeyBank N.A. LOC),
      2.15%, 6/9/05                                         1,521     1,521
     Vincennes Economic Development Revenue
      VRDB, Knox County Association
      (Wells Fargo Bank LOC),
      2.97%, 6/7/05                                         2,900     2,900
   -------------------------------------------------------------------------
                                                                     56,061
   -------------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Iowa - 4.5%
       Grinnell Hospital VRDB, Series 2001, Grinnell
        Regional Medical Center Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                    $3,600   $3,600
       Iowa Finance Authority Economic Development
        Revenue VRDB, Series 2002, Iowa West
        Foundation Project (U.S. Bank N.A. LOC),
        3.02%, 6/7/05                                     5,900    5,900
       Iowa Finance Authority Health Care Facilities
        Revenue VRDB, Series 2002, Care Initiatives
        Project (KBC Bank N.V. LOC),
        3.02%, 6/1/05                                     2,465    2,465
       Iowa Finance Authority Private College VRDB,
        Series 2001, Drake University Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                     8,850    8,850
       Iowa Finance Authority Private College VRDB,
        Series 2001, Morningside College Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                     5,010    5,010
       Iowa Finance Authority Retirement Community
        VRDB, Series 2003B, Deerfield Retirement
        Services Project (LaSalle Bank N.A. LOC),
        2.97%, 6/7/05                                     4,950    4,950
       Iowa Finance Authority Retirement Community
        VRDB, Series 2003B, Wesley Retirement
        Services Project (Wells Fargo Bank LOC),
        2.96%, 6/7/05                                     6,010    6,010
       Iowa Finance Authority VRDB, Series 2003,
        Museum of Art Foundation Project
        (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                     4,150    4,150
       Iowa Higher Education Loan Authority Revenue
        Bonds, Series 2002, Luther College Project
        (U.S. Bank N.A. LOC),
        2.96%, 6/7/05                                     5,500    5,500
       Iowa Higher Education Loan Authority Revenue
        VRDB, Series 2000, Private College Facilities,
        Loras College Project (LaSalle Bank N.A.
        LOC),
        2.97%, 6/1/05                                     4,300    4,300

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Iowa - 4.5% - (continued)
       Iowa Higher Education Loan Authority
        Revenue VRDB, Series 2004, Private
        College-Dubuque (Bank of America N.A.
        LOC),
        3.02%, 6/1/05                                    $11,915  $11,915
     ---------------------------------------------------------------------
                                                                   62,650
     ---------------------------------------------------------------------
     Kansas - 0.8%
       Johnson County Unified School District No. 512
        G.O., Wachovia MERLOTS, Series 2001-A92, /(1)/
        3.00%, 6/7/05                                      9,490    9,490
       Kansas Development Finance Authority VRDB,
        Series 2004C, Adventist Health System -
        Sunbelt (SunTrust Bank LOC),
        2.99%, 6/7/05                                      1,500    1,500
     ---------------------------------------------------------------------
                                                                   10,990
     ---------------------------------------------------------------------
     Kentucky - 0.9%
       Kenton County Airport Board Revenue VRDB,
        Series 2000B, Delta Air, Inc. Project
        (General Electric Capital Corp. LOC),
        2.98%, 6/7/05                                      7,700    7,700
       Mason County PCR Bonds, Series 1984B-1,
        East Kentucky Power Project (National Rural
        Utilities Cooperative Finance Gtd.),
        3.20%, 6/7/05                                        605      605
       Morehead League of Cities Lease Program
        VRDB, Series 2004A (U.S. Bank N.A. LOC),
        2.98%, 6/7/05                                      4,600    4,600
     ---------------------------------------------------------------------
                                                                   12,905
     ---------------------------------------------------------------------
     Louisiana - 0.9%
       Louisiana Local Government Environmental
        VRDB, Series 2004C, University LaMonroe
        (Regions Bank LOC),
        2.98%, 6/7/05                                     10,000   10,000
       New Orleans G.O., Series 1998, Wachovia
        MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
        3.00%, 6/7/05                                      2,100    2,100
     ---------------------------------------------------------------------
                                                                   12,100
     ---------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
  MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
  Maryland - 1.3%
    Gaithersburg Economic Development Revenue
     VRDB, Series 1997, Asbury Methodist Project
     (MBIA Insured),
     2.96%, 6/7/05                                          $ 5,000  $ 5,000
    Montgomery County Economic Development
     Revenue VRDB, Series 2004, Riderwood
     Village, Inc. Project (Manufacturers and
     Traders Trust Co. LOC),
     3.10%, 6/7/05                                              100      100
    Montgomery Housing Opportunity Single Family
     Revenue Bonds, Series MT-088 Merrill Lynch
     P-Floats (General Electric Capital Corp. GIC), /(1)/
     3.00%, 6/7/05                                           13,585   13,585
  ---------------------------------------------------------------------------
                                                                      18,685
  ---------------------------------------------------------------------------
  Massachusetts - 2.1%
    Brockton Housing Development Corp. Revenue
     Bonds, Series 1992A, Lehman Floating Rate
     Trust Receipts, Series 2002L48 (FNMA Gtd.), /(1)/
     3.07%, 6/7/05                                            4,390    4,390
    Route 3 North Transit Improvement Association
     Lease VRDB, Series 2002B (AMBAC Insured),
     2.94%, 6/7/05                                           25,000   25,000
  ---------------------------------------------------------------------------
                                                                      29,390
  ---------------------------------------------------------------------------
  Michigan - 3.2%
    Detroit School Building & Site Improvement
     G.O., Series 2002A, ABN AMRO Munitops
     Certificates, Series 2003-10 (FGIC Insured), /(1)/
     2.99%, 6/7/05                                            4,000    4,000
    Detroit Sewage Disposal System Revenue
     Bonds, Wachovia MERLOTS
     Series 2001-A103 (FGIC Insured), /(1)/
     3.00%, 6/7/05                                           11,065   11,065
    Grand Rapids Economic Development Corp.
     Revenue Bonds, Series 1991A, Amway Hotel
     Project (Standard Federal Bank LOC),
     3.05%, 6/7/05                                            3,575    3,575
    Kentwood Economic Development Corp. VRDB,
     Series 2002, Holland Home Obligated Group
     Project (LaSalle Bank N.A. LOC),
     2.96%, 6/7/05                                            2,000    2,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Michigan - 3.2% - (continued)
      Michigan Municipal Bond Authority Revenue
       Notes,
       Series 2004B-1,
       3.00%, 8/19/05                                    $ 2,000  $ 2,006
       Series 2004B-2 (JPMorgan Chase Bank LOC),
       3.00%, 8/23/05                                      6,000    6,018
      Michigan State Hospital Finance Authority VRDB,
       Series 2003A, Crittenton Hospital
       (Comerica Bank LOC),
       3.00%, 6/1/05                                       5,100    5,100
      Michigan State Hospital Finance Authority VRDB,
       Series 2004B, Holland Community Hospital
       (JPMorgan Chase Bank LOC),
       3.00%, 6/7/05                                       5,000    5,000
      State of Michigan G.O. Unlimited Notes,
       Series 2005A,
       3.50%, 9/30/05                                      5,000    5,025
    ----------------------------------------------------------------------
                                                                   43,789
    ----------------------------------------------------------------------
    Minnesota - 4.0%
      Cohasset Revenue VRDB, Series 1997A,
       Minnesota Power & Light Co. Project
       (ABN AMRO Bank NV LOC),
       2.97%, 6/1/05                                      14,280   14,280
      Inver Grove Heights Senior Housing VRDB,
       Series 2005, PHM/Inver Grove, Inc. Project
       (FNMA LOC),
       2.97%, 6/7/05                                       6,000    6,000
      Mankato Multifamily Revenue VRDB, Series 1997,
       Highland Hills Project (LaSalle Bank N.A. LOC),
       3.02%, 6/1/05                                       1,000    1,000
      Minneapolis Student Housing VRDB, Series 2003,
       Riverton Community Housing Project
       (LaSalle Bank N.A. LOC),
       3.01%, 6/7/05                                       7,200    7,200
      Minnesota State G.O., Series 2003, Citigroup
       ROCS-RR-II-R Series 4309, /(1)/
       3.00%, 6/7/05                                       3,660    3,660
      Minnesota State Higher Education Facilities
       Authority Revenue VRDB, Series 20045Z,
       University St. Thomas (LaSalle Bank N.A. LOC),
       2.99%, 6/7/05                                       9,800    9,800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Minnesota - 4.0% - (continued)
       Rochester Health Care Facilities Revenue
        Bonds, Series 2000 II-R-28, Citigroup ROCS
        (Mayo Foundation Gtd.), /(1)/
        3.00%, 6/7/05                                   $10,470  $10,470
       St. Paul Housing & Redevelopment Authority
        VRDB, Series 2002, Public Radio Project
        (Allied Irish Bank LOC),
        3.02%, 6/1/05                                     1,300    1,300
       St. Paul Port Authority District Revenue VRDB,
        Series 2001-1-M (Dexia Credit Local LOC),
        3.02%, 6/1/05                                     1,300    1,300
     --------------------------------------------------------------------
                                                                  55,010
     --------------------------------------------------------------------
     Mississippi - 1.1%
       Medical Center Educational Building Corp.
        Revenue VRDB, Adult Hospital Project
        (AMBAC Insured),
        2.97%, 6/1/05                                     9,550    9,550
       Medical Center Educational Building Corp.
        Revenue VRDB, Series 2004, Pediatric and
        Research Facilities Project
        (AMBAC Insured),
        2.97%, 6/7/05                                     5,200    5,200
     --------------------------------------------------------------------
                                                                  14,750
     --------------------------------------------------------------------
     Missouri - 2.2%
       Chesterfield IDA Educational Facilities
        Revenue VRDB, Gateway Academy, Inc.
        Project (U.S. Bank N.A. LOC),
        3.02%, 6/1/05                                       100      100
       Missouri State Health and Educational
        Facilities Authority VRDB, Series 1999,
        Pooled Hospital Freeman Health System
        (KBC Bank N.V. LOC),
        3.07%, 6/7/05                                     3,960    3,960
       Missouri State Health and Educational
        Facilities Authority VRDB, Series 1999B,
        St. Louis University,
        3.02%, 6/1/05                                     5,000    5,000
       Missouri State Health and Educational
        Facilities Authority VRDB, Series 2000B,
        The Washington University,
        2.98%, 6/1/05                                     1,300    1,300

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Missouri - 2.2% - (continued)
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2001A, Bethesda
       Health Group Project (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                     $2,350   $ 2,350
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2002, De Smet Jesuit
       High School (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                      3,400     3,400
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2002, Rockhurst
       University (Bank of America N.A. LOC),
       2.97%, 6/1/05                                      4,000     4,000
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2002A, Christian
       Brothers Project (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                      1,700     1,700
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2003, Southwest
       Baptist University (Bank of America N.A.
       LOC),
       3.02%, 6/1/05                                      1,650     1,650
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2004, Bethesda
       Health Group Project (U.S. Bank N.A. LOC),
       3.02%, 6/1/05                                      3,295     3,295
      Missouri State Health and Educational Facilities
       Authority VRDB, Series 2004A, St. Joseph -
       St. Pius (Allied Irish Bank LOC),
       3.02%, 6/7/05                                      2,680     2,680
      St. Louis County IDA Revenue Bonds,
       Series 2004, Friendship Village West County
       Project (LaSalle Bank N.A. LOC),
       2.97%, 6/7/05                                        700       700
    ----------------------------------------------------------------------
                                                                   30,135
    ----------------------------------------------------------------------
    Nebraska - 0.3%
      Lancaster County Hospital Authority Number 1
       Revenue VRDB, Series 2002, Bryan LGH
       Medical Center Project (AMBAC Insured),
       2.97%, 6/1/05                                      1,000     1,000
      Nebraska Educational Finance Authority
       Revenue Bonds, Series 2003, Creighton
       University Project (AMBAC Insured),
       2.97%, 6/1/05                                      2,850     2,850
    ----------------------------------------------------------------------
                                                                    3,850
    ----------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
      Nevada - 2.2%
        Las Vegas Valley Water District G.O.,
         MERLOTS Series 2003B10 (MBIA Insured), /(1)/
         3.00%, 6/7/05                                  $18,755  $18,755
        Nevada Municipal Bond Bank G.O.,
         Series 1997-SGB 31 (FGIC Insured), /(1)/
         3.00%, 6/7/05                                   12,365   12,365
      -------------------------------------------------------------------
                                                                  31,120
      -------------------------------------------------------------------
      New Jersey - 0.4%
        New Jersey State TANS, Series 2004A,
         3.00%, 6/24/05                                   5,800    5,805
      -------------------------------------------------------------------
      New York - 2.2%
        City of New York G.O. Bonds, Series 2004,
         Citigroup ROCS-RR-II-251A (Citigroup Global
         Markets Holdings LOC), /(1)/
         3.03%, 6/7/05                                   26,900   26,900
        New York State G.O. Bonds, Series 2000B
         (Dexia Bank Belgium LOC),
         1.58%, 8/4/05                                    2,900    2,900
      -------------------------------------------------------------------
                                                                  29,800
      -------------------------------------------------------------------
      North Carolina - 0.6%
        North Carolina Medical Care Commission
         Health Care Facilities Revenue VRDB,
         Wachovia MERLOTS Series 2001A39,
         Providend Place Project (GNMA Gtd.), /(1)/
         3.00%, 6/7/05                                    5,980    5,980
        North Carolina State G.O., Eagle Trust
         Series 7200-51001 Class A, /(1)/
         3.00%, 6/7/05                                    2,370    2,370
      -------------------------------------------------------------------
                                                                   8,350
      -------------------------------------------------------------------
      North Dakota - 0.1%
        Ward County Health Care Facilities Revenue
         Bonds, Series 2002A, Trinity Obligation
         Group Project (U.S. Bank N.A. LOC),
         3.02%, 6/1/05                                    1,300    1,300
      -------------------------------------------------------------------
      Ohio - 0.9%
        Knox County Hospital Facilities Revenue VRDB,
         Series 2004, Community Hospital Project
         (National City Bank LOC),
         3.01%, 6/7/05                                    5,000    5,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
   MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
   Ohio - 0.9% - (continued)
     Ohio State G.O., Citigroup ROCS-RR-II-R4037, /(1)/
      3.00%, 6/7/05                                       $ 6,980  $ 6,980
   ------------------------------------------------------------------------
                                                                    11,980
   ------------------------------------------------------------------------
   Oklahoma - 1.5%
     Garfield County IDA PCR Bonds, Series A,
      Oklahoma Gas and Electric Co. Project
      (Oklahoma Gas and Electric Co. Gtd.),
      3.14%, 6/7/05                                        10,000   10,000
     Oklahoma State Industries Authority VRDB,
      Series 1999B, Integris Baptist Project
      (MBIA Insured),
      2.98%, 6/1/05                                         1,800    1,800
     Oklahoma Water Resource Board State Loan
      Program Revenue Bonds,
      Series 1994-A,
      2.47%, 10/3/05                                        1,735    1,735
      Series 1995,
      2.15%, 9/1/05                                         4,000    4,000
      Series 1997,
      2.15%, 9/1/05                                         3,000    3,000
   ------------------------------------------------------------------------
                                                                    20,535
   ------------------------------------------------------------------------
   Oregon - 1.1%
     Multnomah County Higher Education VRDB,
      Series 1999, Concordia University Portland
      Project (KeyBank N.A. LOC),
      3.02%, 6/1/05                                         2,115    2,115
     Multnomah County Hospital Facilities Authority
      VRDB, Series 2003, Holladay Park Plaza
      Project (Allied Irish Bank LOC),
      2.99%, 6/1/05                                         1,900    1,900
     Oregon State TANS, Series 2004, Lehman
      Brothers Trust Receipts L73J, /(1)/
      3.07%, 6/7/05                                        11,900   11,900
   ------------------------------------------------------------------------
                                                                    15,915
   ------------------------------------------------------------------------
   Pennsylvania - 3.0%
     Delaware Valley Regional Financial Authority
      Local Government Revenue Bonds, Merrill
      Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
      3.00%, 6/7/05                                         2,300    2,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Pennsylvania - 3.0% - (continued)
       Philadelphia Hospital & Higher Educational
        Facilities Refunding VRDB, Series 2002,
        Philadelphia Protestant Home (Fleet National
        Bank LOC),
        2.98%, 6/7/05                                    $ 4,600  $ 4,600
       Philadelphia Hospital & Higher Educational
        Facilities VRDB, Series 1999B Jefferson
        Health System (Jefferson Health System
        Gtd.),
        2.75%, 11/15/05                                    5,000    5,000
       State of Pennsylvania Clipper Tax-Exempt
        COPS, Series 2005-5 (FSA Corp. Insured), /(1)/
        3.01%, 6/7/05                                      9,000    9,000
       State Public School Building Authority Revenue
        Bonds, Wachovia MERLOTS Series 2003-A42
        (FSA Corp. Insured), /(1) (2)/
        1.80%, 7/27/05                                     2,895    2,895
       Westmoreland County IDA Revenue Bonds,
        Health Systems Excela Project (Wachovia
        Bank LOC),
        Series 2005A,
        2.97%, 6/7/05                                     11,435   11,435
        Series 2005C,
        2.97%, 6/7/05                                      7,000    7,000
     ---------------------------------------------------------------------
                                                                   42,230
     ---------------------------------------------------------------------
     South Carolina - 1.3%
       Jobs Economic Development Authority VRDB,
        Series 2004, MUFC Central Energy Plant
        Project (Bank of America LOC),
        2.96%, 6/7/05                                     12,200   12,200
       Medical University Hospital Authority VRDB,
        Austin Variable Certificates Series 2005A-5
        (MBIA Insured), /(1)/
        3.01%, 6/7/05                                      6,000    6,000
     ---------------------------------------------------------------------
                                                                   18,200
     ---------------------------------------------------------------------
     Tennessee - 5.9%
       Blount County Public Building Authority Local
        Government Public Improvement Bonds
        (AMBAC Insured),
        Series 2004A-9-A,
        2.98%, 6/1/05                                      5,325    5,325

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Tennessee - 5.9% - (continued)
       Series 2004A-9-B,
       2.98%, 6/1/05                                     $ 2,200  $ 2,200
       Series 2004A-9-C,
       2.98%, 6/1/05                                       1,275    1,275
      City of Chattanooga 21st Century G.O., ABN
       AMRO Munitops 2002-25 (MBIA Insured), /(1) (2)/
       2.99%, 6/7/05                                       7,685    7,685
      McMinn County IDB VRDB, Series 2002,
       Tennessee Wesleyan College Project
       (Regions Bank LOC),
       3.04%, 6/7/05                                       2,530    2,530
      Metropolitan Government Nashville and
       Davidson County Electric Revenue Bonds,
       Citicorp Eagle Trust Series 984201, /(1)/
       3.00%, 6/7/05                                      19,370   19,370
      Metropolitan Government Nashville and
       Davidson County Health and Educational
       Facility Board Revenue Bonds, Series 2001B-1,
       Ascension Health Credit Project,
       1.65%, 8/3/05                                       8,000    8,000
      Metropolitan Government Nashville and
       Davidson County IDB VRDB, Series 2002,
       University of Nashville Project (SunTrust
       Bank LOC),
       2.97%, 6/7/05                                         900      900
      Sevier County Public Building Authority
       Revenue Bonds, Local Government Public
       Improvement VRDB,
       Series 2000 IV-B-4 (AMBAC Insured),
       3.00%, 6/1/05                                       1,200    1,200
       Series 2000 IV-B-11 (FSA Corp. Insured),
       3.00%, 6/1/05                                       3,250    3,250
       Series 2000 IV-B-12 (FSA Corp. Insured),
       3.00%, 6/1/05                                         300      300
       Series 2000 IV-E-1 (AMBAC Insured),
       3.00%, 6/1/05                                       4,600    4,600
       Series 2000 IV-E-6 (AMBAC Insured),
       3.00%, 6/1/05                                       1,150    1,150
       Series 2000 IV-F-1 (AMBAC Insured),
       3.00%, 6/1/05                                       5,870    5,870
       Series 2000 IV-F-2 (AMBAC Insured),
       3.00%, 6/1/05                                       2,300    2,300
       Series 2001 IV-H-3 (AMBAC Insured),
       3.00%, 6/1/05                                       3,000    3,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Tennessee - 5.9% - (continued)
      Sevier County Public Building Authority
       Revenue Bonds, Local Government Public
       Improvement VRDB, - (continued)
       Series 2001 IV-I-2 (AMBAC Insured),
       3.00%, 6/1/05                                      $4,400   $ 4,400
       Series 2002 IV-I-4 (AMBAC Insured),
       3.00%, 6/1/05                                       2,020     2,020
       Series 2002 IV-J-3 (AMBAC Insured),
       3.00%, 6/1/05                                       1,700     1,700
      Shelby County Health, Educational and Housing
       Facilities Board Revenue VRDB, Series 2003,
       St. Benedict High School Project (Amsouth
       Bank LOC),
       3.00%, 6/7/05                                       5,000     5,000
    -----------------------------------------------------------------------
                                                                    82,075
    -----------------------------------------------------------------------
    Texas - 9.9%
      Bastrop Independent School District G.O.,
       Soc Gen Municipal Securities Trust,
       Series 1997 SGB-37 (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                         400       400
      City of San Antonio Education Facilities Corp.
       Refunding VRDB, Series 2002, Higher
       Education Trinity University Project,
       2.98%, 6/1/05                                       8,300     8,300
      Comal Independent School District VRDB, ABN
       AMRO Munitops Certificates Series 1999-9
       (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                       1,300     1,300
      Cypress-Fairbanks G.O., Wachovia MERLOTS
       Series 2004C-16 (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                       4,395     4,395
      Dallas G.O. Refunding Bonds, Morgan Stanley
       Floating Rate Certificates Series 1998-93, /(1)/
       3.00%, 6/7/05                                       1,105     1,105
      Fort Bend Independent School District G.O.,
       Wachovia MERLOTS Series 2004A-03
       (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                       7,040     7,040
      Frisco Independent School District G.O.,
       Wachovia MERLOTS Series 2004C-24
       (PSF of Texas Gtd.), /(1)/
       1.70%, 9/1/05                                       4,435     4,435
      Grand Prairie Housing Finance Corp. Multifamily
       Housing Revenue Bonds, Series 1985, Lincoln
       Windcliff Project (General Electric Capital
       Corp. Gtd.),
       3.00%, 6/7/05                                         500       500

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Texas - 9.9% - (continued)
      Harris County, G.O. CP Notes Series B,
       2.85%, 6/13/05                                     $15,765  $15,765
      Harris County Health Facilities Development
       Corp. Refunding VRDB, Series 2005B,
       Methodist Hospital System,
       2.98%, 6/1/05                                       14,200   14,200
      Harris County Health Facilities Development
       Corp. Revenue Bonds, Wachovia MERLOTS
       Series 2001A87 (U.S. Treasuries Escrowed), /(1)/
       3.00%, 6/7/05                                        6,340    6,340
      Harris County Health Facilities Development
       Corp. VRDB, Series 2000, Special Facilities,
       Texas Medical Center Project
       (MBIA Insured),
       2.98%, 6/1/05                                        1,375    1,375
      Harris County Toll Road State G.O., Series
       2003B, Citigroup ROCS-RR-II-4541, /(1)/
       3.00%, 6/7/05                                        7,850    7,850
      Houston Utility System Revenue Bonds,
       Wachovia MERLOTS Series 2004C-17
       (MBIA Insured), /(1)/
       3.00%, 6/7/05                                        3,000    3,000
      Irving Independent School District G.O. VRDB,
       Series 2004-A (PSF of Texas Gtd.),
       2.10%, 8/1/05                                        5,000    5,004
      Keller Independent School District G.O., ABN
       AMRO Munitops Series 2001-26
       (PSF of Texas Gtd.), /(1)/
       3.00%, 6/7/05                                        2,500    2,500
      Northside Independent School District G.O.
       VRDB, Series 2003, School Building Bonds
       (PSF of Texas Gtd.),
       1.67%, 6/15/05                                       1,925    1,925
      Nueces River IDA, San Miguel Electric Co.
       Project (National Rural Utilities Cooperative
       Finance Co. Gtd.),
       3.05%, 6/7/05                                        5,000    5,000
      Plano Health Facilities Development Corp.
       Revenue Bonds, Series 2000, YMCA of
       Metropolitan Dallas Project (Bank of America
       LOC),
       3.08%, 6/7/05                                       10,875   10,875

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
    MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
    Texas - 9.9% - (continued)
      San Marcos Independent School District G.O.,
       Wachovia MERLOTS Series 2004C-23
       (PSF of Texas Gtd.), /(1)/
       1.70%, 9/1/05                                    $ 3,395  $  3,395
      State of Texas TRANS, Series 2004,
       3.00%, 8/31/05                                    27,000    27,078
      University of Texas Pemanent University Fund
       Revenue Bonds, Series 2002B, Citigroup
       ROCS-RR-II-R-6519, /(1)/
       3.00%, 6/7/05                                      5,175     5,175
    ----------------------------------------------------------------------
                                                                  136,957
    ----------------------------------------------------------------------
    Utah - 1.8%
      Intermountain Power Agency Goldman Sachs
       CP Series 1997B-1,
       2.95%, 6/20/05                                    10,000    10,000
      Utah Water Finance Agency VRDB,
       Series 2004A-10 (AMBAC Insured),
       3.05%, 6/7/05                                      2,865     2,865
      Utah Water Finance Agency VRDB, Tender
       Options Series 2005A-11 (AMBAC Insured),
       3.02%, 6/7/05                                     12,300    12,300
    ----------------------------------------------------------------------
                                                                   25,165
    ----------------------------------------------------------------------
    Virginia - 1.8%
      Fairfax County Water Authority Revenue Bonds,
       Citigroup ROCS Series 2005-RR-II-R-349,/ (1)/
       3.00%, 6/7/05                                      6,930     6,930
      Norfolk Economic Development Authority
       Revenue Bonds, Citigroup ROCS
       Series 2004-II-R-322-1 (Sentara
       Healthcare Gtd.),/ (1)/
       3.00%, 6/7/05                                     13,475    13,475
      Virginia College Building Authority VRDB,
       Series 2004, University of Richmond Project,
       2.97%, 6/7/05                                      5,000     5,000
    ----------------------------------------------------------------------
                                                                   25,405
    ----------------------------------------------------------------------
    Washington - 6.6%
      King County G.O. Refunding Bonds, Series
       1998B, ABN AMRO Munitops Certificates
       Series 2001-1
       (MBIA Insured), /(1)/
       3.00%, 6/7/05                                      7,500     7,500
      Seattle Light and Power Revenue Bonds,
       Series 47 ROCS-II-R (FSA Corp. Insured), /(1)/
       3.00%, 6/7/05                                     17,920    17,920

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Washington - 6.6% - (continued)
       State of Washington Variable Purpose G.O.
        Bonds, Series 2000B, Citicorp Eagle Trust
        Series 20004701, /(1) (2)/
        3.00%, 6/7/05                                   $ 2,300  $ 2,300
       Washington Housing Finance Commission
        VRDB, Series 1997, Panorama City Project
        (KeyBank N.A. LOC),
        3.00%, 6/1/05                                     8,900    8,900
       Washington State G.O., Series 1993-B, Soc Gen
        Trust SGB-13, /(1)/
        3.00%, 6/7/05                                    21,950   21,950
       Washington State G.O., Series 1995C, Tax-
        Exempt Eagle Trust Series 96C4706
        (Colld. by U.S. Treasury Securities), /(1)/
        3.00%, 6/7/05                                    13,710   13,710
       Washington State G.O., Series 2002R-03A,
        Wachovia MERLOTS Series 2002A-57
        (MBIA Insured), /(1)/
        3.00%, 6/7/05                                     6,135    6,135
       Washington State G.O., Series 2004D, ABN
        AMRO Munitops Certificates Series 2004-13
        (AMBAC Insured), /(1)/
        3.00%, 6/7/05                                     2,900    2,900
       Washington State G.O. Refunding VRDB, Citicorp
        Eagle Trust Series 1993C, /(1)/
        3.00%, 6/7/05                                     3,848    3,848
       Washington State Health Services VRDB, Series
        2002A, Providence Services (MBIA Insured),
        2.98%, 6/1/05                                     1,200    1,200
       Washington State Higher Education Facilities
        VRDB, Series 2003A, Cornish College of Arts
        Project (Bank of America LOC),
        3.03%, 6/7/05                                     1,900    1,900
       Washington State VRDB, Series 2003,
        Association of Community and Migrant Health
        Centers Project (U.S. Bank N.A. LOC),
        3.02%, 6/7/05                                     2,745    2,745
     --------------------------------------------------------------------
                                                                  91,008
     --------------------------------------------------------------------
     West Virginia - 0.4%
       Monongalia Revenue Bonds, Series 2004, Trinity
        Christian School Program (Fifth Third LOC),
        2.96%, 6/7/05                                     4,530    4,530

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     West Virginia - 0.4% - (continued)
       West Virginia State Hospital Finance Authority
        VRDB, Series 2003A, Pallottine Health
        Services, Inc. Project (JPMorgan Chase Bank
        LOC),
        2.98%, 6/7/05                                    $ 1,240  $ 1,240
     ---------------------------------------------------------------------
                                                                    5,770
     ---------------------------------------------------------------------
     Wisconsin - 2.9%
       Pleasant Prairie Kenosha County G.O. VRDB,
        Series 2004 (XLCA Insured),
        3.02%, 6/7/05                                      5,000    5,000
       Wauwatosa Housing Authority Revenue Bonds,
        Series 1995, San Camillo, Inc. Project
        (U.S. Bank N.A. LOC),
        2.96%, 6/7/05                                      1,700    1,700
       Wisconsin Health & Educational Facilities
        Revenue Bonds, Series 2004C, EastCastle
        Place (LaSalle Bank N.A. LOC),
        2.97%, 6/7/05                                      5,000    5,000
       Wisconsin State Health & Educational Facilities
        Authority Revenue Bonds, Series 1994A, Sinai
        Samaritan Medical Center Project (Marshall &
        Ilsley Bank LOC),
        2.99%, 6/7/05                                      2,434    2,434
       Wisconsin State Health & Educational Facilities
        Authority Revenue Bonds, Series 2003,
        Agnesian Healthcare Project (Marshall &
        Ilsley Bank LOC),
        3.02%, 6/1/05                                        500      500
       Wisconsin State Health & Educational Facilities
        Authority Revenue Bonds, Series 2004,
        Maranatha Baptist (JPMorgan Chase Bank
        LOC),
        2.96%, 6/7/05                                     10,800   10,800
       Wisconsin State Health & Educational Facilities
        Authority Revenue Bonds, Series 2004,
        Wisconsin Institute of Torah Study, Inc.
        Project (Harris Trust and Savings Bank LOC),
        2.96%, 6/7/05                                      3,315    3,315

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
     MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
     Wisconsin - 2.9% - (continued)
       Wisconsin State Health & Educational
        Facilities Authority Revenue VRDB, Capital
        Access Pool Vernon Memorial Hospital
        (U.S. Bank N.A. LOC),
        Series 2002A,
        3.02%, 6/1/05                                $  875   $      875
        Series 2002B,
        3.02%, 6/1/05                                 2,345        2,345
       Wisconsin State Health & Educational
        Facilities Authority VRDB, Series 1997,
        Alverno College Project (Allied Irish Bank
        LOC),
        3.02%, 6/1/05                                 1,000        1,000
       Wisconsin State Health & Educational
        Facilities Authority VRDB, Series 2002,
        Pooled Loan Financing Program
        (U.S. Bank N.A. LOC),
        3.00%, 6/7/05                                 5,000        5,000
       Wisconsin State Health & Educational
        Facilities Authority VRDB, Series 2005,
        Hospice Care Holdings, Inc. Project
        (Marshall & Ilsley Bank LOC),
        3.02%, 6/7/05                                 2,750        2,750
     --------------------------------------------------------------------
                                                                  40,719
     --------------------------------------------------------------------
     Wyoming - 0.3%
       Uinta County PCR Bonds, Series 1993,
        Chevron USA, Inc. Project (ChevronTexaco
        Corp. Gtd.),
        2.97%, 6/1/05                                 3,700        3,700
     --------------------------------------------------------------------
     Multiple States Pooled Security - 0.7%
       Clipper Multistate Tax-Exempt Trust
        Certificates, Series 1998A, /(1)/
        3.08%, 6/7/05                                 9,985        9,985
     ---------------------------------------------------------------------
     Total Municipal Investments (Cost $1,399,999)             1,399,999

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                      NUMBER OF
                                                       SHARES     VALUE
                                                       (000S)     (000S)
   INVESTMENT COMPANIES - 0.6%
     AIM Tax-Exempt Cash Fund                           8,071       $8,071
     Dreyfus Tax-Exempt Cash Management
      Fund                                                716          716
   --------------------------------------------------------------------------
   Total Investment Companies (Cost $8,787)                          8,787
   --------------------------------------------------------------------------
   Total Investments - 101.4% (Cost $1,408,786) /(3)/            1,408,786
      Liabilities less Other Assets - (1.4)%                       (20,254)
   --------------------------------------------------------------------------
   NET ASSETS - 100.0%                                          $1,388,532

                      At May 31, 2005, the industry sectors for the Municipal Portfolio were:
                      INDUSTRY SECTOR                               % OF INVESTMENTS
                      Educational Services                                      15.2%
                      Executive, Legislative and General Government             22.8
                      Gas, Electric Services and Combined Utilities              9.8
                      General Medical and Surgical                              13.9
                      Health Services and Residential Care                       7.3
                      Housing Programs and Social Services                       5.3
                      Water Services and Water Transportation                    8.0
                      All other sectors less than 5%                            17.7
                      ---------------------------------------------------------------------------
                      Total                                                    100.0%

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $22,725,000 or 1.6% of net assets. Additional information on each holding is as follows:

                                                            ACQUISITION
                                                ACQUISITION    COST
         SECURITY                                  DATE       (000S)
         State of Florida Department of
          Transportation Bridge Construction
          Revenue Bonds (FL),
           2.98%, 6/7/05                            5/05      $9,845
         State Public School Building Authority
          Revenue Bonds (PA),
           1.80%, 7/27/05                           9/03       2,895
         City of Chattanooga 21st Century
          G.O. (TN),
           2.99%, 6/7/05                           11/04       7,685
         State of Washington Variable Purpose
          G.O. Bonds (WA),
           3.00%, 6/7/05                            7/03       2,300

(3)The cost for federal income tax purposes was $1,408,786.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC   American Municipal Bond
        Assurance Corporation

Colld.  Collateralized

CP      Commercial Paper

COPS    Certificate of Participation

FGIC    Financial Guaranty
        Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC   Freddie Mac

FNMA    Fannie Mae

FRCP    Floating Rate Commercial
        Paper

FRN     Floating Rate Notes

FSA     Financial Security Assurance

GIC     Guaranteed Investment
        Contract

GNMA    Government National
        Mortgage Association

G.O.    General Obligation

Gtd.    Guaranteed

HFA     Housing Finance Authority

IDA     Industrial Development
        Authority

IDB     Industrial Development
        Board

IDR     Industrial Development
        Revenue

LOC     Letter of Credit

MBIA    Municipal Bond Insurance
        Association

MERLOTS Municipal Exempt Receipts
        Liquidity Optional Tender

MTN     Medium Term Notes

PCR     Pollution Control Revenue

P-Floats Puttable Floating Rate
         Security

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

SGB      Societe Generale Bank

Soc Gen  Societe Generale

STARS    Short Term Adjustable Rate
         Securities

TANS     Tax Anticipation Notes

TRANS    Tax and Revenue
         Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

XLCA     XL Capital Assurance

MONEY MARKET PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2005 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market portfolios (the "Portfolios"). Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements for each of the five money market portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios is authorized to issue three classes of shares:
Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2005, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government and Government Select Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt and Municipal Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements at May 31, 2005, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective-yield method.

D) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Each Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit

     NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  47 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       NOTES TO THE FINANCIAL STATEMENTS (continued)



or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2004, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

                                             NOVEMBER 30,
                       Amount in thousands       2011
                       ----------------------------------
                        Government Select        $27
                       ----------------------------------

The Portfolio in the above table may offset future capital gains with this capital loss carryforward.

At November 30, 2004, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                            UNDISTRIBUTED
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --    $13,263
                     Government               --      3,448
                     Government Select        --      6,338
                     Tax-Exempt              838         --
                     Municipal             1,435         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2004, was as follows:

                                          DISTRIBUTED FROM
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --    $93,860
                     Government               --     24,152
                     Government Select        --     46,475
                     Tax-Exempt            5,698         95
                     Municipal             8,232         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2005, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2005, are as follows:

                                    ANNUAL          ADVISORY FEE
                                   ADVISORY  LESS      AFTER
                                     FEE    WAIVERS    WAIVER
                ------------------------------------------------
                Diversified Assets   0.25%     --       0.25%
                Government           0.25%     --       0.25%
                Government Select    0.20%   0.10%      0.10%
                Tax-Exempt           0.25%     --       0.25%
                Municipal            0.20%   0.10%      0.10%
                ------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the
Portfolio: (b) 0.01% of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02% of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class specific Transfer Agent Fees for the six months ended May 31, 2005, were as follows:

                                              SERVICE PREMIER
                  Amounts in thousands SHARES SHARES  SHARES
                  -------------------------------------------
                   Diversified Assets   $76     $6      $1
                   Government            27      4      --
                   Government Select     46      6      16
                   Tax-Exempt             6      1      --
                   Municipal              8      4      --
                  -------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits are reflected in the Portfolio's Statements of Operations.

MONEY MARKET PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10% of each Portfolio's average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent for all shares, payments under the Service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, NTI as co-administrator will voluntarily reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2005, under such arrangements are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2005, the amounts payable in the Diversified Assets, Government, Government Select, Tax-Exempt and Municipal Portfolios were $37,000, $12,000, $20,000, $3,000 and $2,000, respectively.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25% and 0.50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2005, were as follows:

                                           SERVICE PREMIER
                      Amounts in thousands SHARES  SHARES
                      ------------------------------------
                       Diversified Assets   $151     $34
                       Government            104       5
                       Government Select     148     407
                       Tax-Exempt              6      --
                       Municipal             103      --
                      ------------------------------------

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolios had no borrowings under the credit line during the six months ended May 31, 2005.


  TAX INFORMATION (unaudited)

During the fiscal year ended November 30, 2004, the percentage of dividends derived from net investment income paid by each of the following Portfolios as "exempt-interest dividends", excludable from gross income for federal income tax purposes were as follows: Tax-Exempt Portfolio - 100% and Municipal Portfolio - 100%.

     NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  49 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       FUND EXPENSES



As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Diversified Assets

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,011.30       $1.76
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,010.00       $3.06
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,008.70       $4.36
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,011.20       $1.75
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,009.90       $3.06
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,008.60       $4.36
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government Select

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,011.60       $1.00
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,010.30       $2.31
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.72%  $1,000.00 $1,009.00       $3.61
           Hypothetical   0.72%  $1,000.00 $1,021.34       $3.63**
          ------------------------------------------------------------

MONEY MARKET PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




Tax-Exempt

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,008.80       $1.75
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,007.50       $3.05
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

Municipal

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,009.50       $1.00
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,008.20       $2.30
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

*Expenses are calculated using the Portfolios' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year
 (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment funds covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. (the "Investment Adviser") for the Portfolios.

  The Advisory Agreement for the Portfolios was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Adviser relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to renewal of the Advisory Agreement and at other meetings during the course of the year, the Trustees received materials relating to the Investment Adviser's investment and management services under the Advisory Agreement. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds;
  (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by a third-party consultant; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by a third-party consultant; (iv) the investment advisory fees charged by the Investment Adviser to other institutional accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's philosophy regarding portfolio manager team construction and compensation; (vii) the Investment Adviser's ability to attract and retain talent and its oversight of portfolio managers;
  (viii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios; and
  (x) potential economies of scale at various Portfolio asset levels.

  In connection with their approval of the Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Portfolios, and was able to provide quality services to the Portfolios. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to them and the Portfolios and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Portfolios and the Investment Adviser. In this regard, the Trustees compared the investment performance of the respective Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by a third-party consultant. The Trustees considered the Portfolios' investment performance in light of the

MONEY MARKET PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



  investment benchmarks, objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. The Trustees also considered the Portfolios' compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolios' net asset values. In light of these considerations, the Trustees believed that the investment performance of the Portfolios was competitive. In addition, the Trustees reviewed the consistency in the Investment Adviser's investment approach for the respective Portfolios.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for two Portfolios that were approved in 2002.

  Information on the services rendered by the Investment Adviser to the Portfolios, the fees paid by the Portfolios under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, the Portfolios' current and reasonably foreseeable asset levels and the Investment Adviser's costs, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       FOR MORE INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

MONEY MARKET PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----



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      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --



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MONEY MARKET PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


 2  STATEMENT OF ASSETS AND LIABILITIES

 3  STATEMENT OF OPERATIONS

 4  STATEMENT OF CHANGES IN NET ASSETS

 5  FINANCIAL HIGHLIGHTS

 6  SCHEDULE OF INVESTMENTS

10  ABBREVIATIONS AND OTHER INFORMATION

11  NOTES TO THE FINANCIAL STATEMENTS

13  FOR MORE INFORMATION

14  FUND EXPENSES

    TRUSTEES AND OFFICERS

    15   APPROVAL OF ADVISORY AGREEMENT

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO
  STATEMENT OF ASSETS AND LIABILITIES                   MAY 31, 2005 (UNAUDITED)

                                                                       PRIME
Amounts in thousands,                                               OBLIGATIONS
except per share data                                                PORTFOLIO
                                                                    -----------
ASSETS:
Investments, at amortized cost                                      $   440,264
Repurchase agreements, at cost which approximates fair value            194,912
Cash                                                                          2
Interest income receivable                                                1,215
Receivable from affiliated administrator                                     23
Total Assets                                                            636,416
                                                                    -----------
LIABILITIES:
Payable for fund shares redeemed                                            167
Distributions payable to shareholders                                     1,580
Payable to affiliates:
  Investment advisory fees                                                   56
  Co-administration fees                                                     56
  Custody and accounting fees                                                12
  Transfer agent fees                                                        11
Accrued other liabilities                                                    34
Total Liabilities                                                         1,916
                                                                    -----------
Net Assets                                                          $   634,500
                                                                    -----------
ANALYSIS OF NET ASSETS:
Capital stock                                                       $   634,505
Accumulated net investment loss                                              (5)
Net Assets                                                          $   634,500
                                                                    -----------
Net Assets:
  Shares                                                            $   581,006
  Service Shares                                                         53,494

Total Shares Outstanding (no par value, unlimited shares
 authorized):
  Shares                                                                581,010
  Service Shares                                                         53,495

Net Asset Value, Redemption and Offering Price Per Share:
  Shares                                                            $      1.00
  Service Shares                                                           1.00


See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     PRIME OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                                       PRIME
                                                                    OBLIGATIONS
Amounts in thousands                                                 PORTFOLIO
                                                                    -----------
INVESTMENT INCOME:
Interest income                                                     $     8,142

EXPENSES:
Investment advisory fees                                                    467
Co-administration fees                                                      311
Custody and accounting fees                                                  40
Transfer agent fees                                                          26
Registration fees                                                            18
Printing fees                                                                10
Professional fees                                                             8
Trustee fees and expenses                                                     9
Shareholder servicing fees                                                   74
Other                                                                        24
                                                                    -----------
Total Expenses                                                              987
  Less voluntary waivers of investment advisory fees                       (156)
  Less expenses reimbursed by administrator                                (123)
  Less custodian credits                                                     (9)
  Net Expenses                                                              699
                                                                    -----------
Net Investment Income                                                     7,443
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $     7,443
                                                                    -----------

See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO
  STATEMENT OF CHANGES IN NET ASSETS   SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2004

                                                                             PRIME
                                                                          OBLIGATIONS
                                                                           PORTFOLIO
                                                                  ----------------------------
Amounts in thousands                                                  2005            2004
                                                                  ------------    ------------
OPERATIONS:
Net investment income                                             $      7,443    $      7,182
  Net Increase in Net Assets Resulting from Operations                   7,443           7,182
                                                                  ------------    ------------
SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                              803,156       1,813,004
Reinvestment of dividends                                                2,059           2,661
Payments for shares redeemed                                          (818,430)     (1,619,721)
  Net Increase (Decrease) in Net Assets Resulting from Shares
   Transactions                                                        (13,215)        195,944
                                                                  ------------    ------------
SERVICE SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                               98,317         110,553
Payments for shares redeemed                                           (93,317)        (78,659)
  Net Increase in Net Assets Resulting from Service Shares
   Transactions                                                          5,000          31,894
                                                                  ------------    ------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                              (6,828)         (6,860)
  Total Distributions to Shares Shareholders                            (6,828)         (6,860)
                                                                  ------------    ------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                                (620)           (322)
  Total Distributions to Service Shares Shareholders                      (620)           (322)
                                                                  ------------    ------------
Total Increase (Decrease) in Net Assets                                 (8,220)        227,838

NET ASSETS:
Beginning of period                                                    642,720         414,882
End of period                                                     $    634,500    $    642,720
                                                                  ------------    ------------
Accumulated Net Investment Loss                                   $         (5)   $          -
                                                                  ------------    ------------

(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     PRIME OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                              SHARES
PRIME OBLIGATIONS PORTFOLIO                                    -------------------------------------
Selected per share data                                          2005           2004      2003 /(3)/
                                                               ---------     ---------    ----------
Net Asset Value, Beginning of Period                           $    1.00     $    1.00    $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.01          0.01             -
  Total Income from Investment Operations                           0.01          0.01             -
                                                               ---------     ---------    ----------
LESS DISTRIBUTIONS PAID:
  From net investment income                                       (0.01)        (0.01)            -
    Total Distributions Paid                                       (0.01)        (0.01)            -
                                                               ---------     ---------    ----------
Net Asset Value, End of Period                                 $    1.00     $    1.00    $     1.00
                                                               ---------     ---------    ----------
Total Return /(1)/                                                  1.20%         1.14%         0.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $ 581,006     $ 594,224    $  398,281
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                       0.20%         0.20%         0.20%
  Expenses, before waivers and reimbursements                       0.29%         0.29%         0.37%
  Net investment income, net of waivers and reimbursements          2.42%         1.18%         0.91%
  Net investment income, before waivers and reimbursements          2.33%         1.09%         0.74%

                                                                              SERVICE
                                                               -------------------------------------
Selected per share data                                          2005           2004      2003 /(4)/
                                                               ---------     ---------    ----------
Net Asset Value, Beginning of Period                           $    1.00     $    1.00    $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.01          0.01             -
  Total Income from Investment Operations                           0.01          0.01             -
                                                               ---------     ---------    ----------
LESS DISTRIBUTIONS PAID:
  From net investment income                                       (0.01)        (0.01)            -
    Total Distributions Paid                                       (0.01)        (0.01)            -
                                                               ---------     ---------    ----------
Net Asset Value, End of Period                                 $    1.00     $    1.00    $     1.00
                                                               ---------     ---------    ----------
Total Return /(1)/                                                  1.07%         0.88%         0.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $  53,494     $  48,496    $   16,601
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                       0.46%         0.46%         0.46%
  Expenses, before waivers and reimbursements                       0.55%         0.55%         0.63%
  Net investment income, net of waivers and reimbursements          2.16%         0.92%         0.65%
  Net investment income, before waivers and reimbursements          2.07%         0.83%         0.48%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the period August 21, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4) For the period September 2, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
           ASSET-BACKED NOTES - 1.3%
           Auto Receivables - 0.0%
             Ford Credit Auto Owner Trust, Series 2005-A,
              Class A1,
              2.62%, 9/15/05                              $170     $170
           ---------------------------------------     ---------- ------
           International Receivables - 1.3%
             Permanent Financing PLC, FRN, Series 5, Class 1A,
              3.07%, 6/10/05                             3,000    3,000
             Permanent Financing PLC, FRN, Series 7, Class 1A,
              3.05%, 6/10/05                             5,000    5,000
           ---------------------------------------     ---------- ------
                                                                  8,000
           -------------------------------------------------------------
           Total Asset-Backed Notes (Cost $8,170)                 8,170

           CERTIFICATES OF DEPOSIT - 20.6%
           Domestic Depository Institutions - 1.6%
             SunTrust Bank, Atlanta,
              3.33%, 10/14/05                            2,000    2,000
              3.33%, 10/28/05                            3,000    2,999
             Washington Mutual Bank, FA, Stockton,
              California,
              3.09%, 7/5/05                              3,000    3,000
              3.19%, 8/9/05                              2,000    2,000
           ---------------------------------------     ---------- ------
                                                                  9,999
           ---------------------------------------     ---------- ------
           Foreign Depository Institutions - 19.0%
             Barclays Bank, London Branch,
              3.32%, 9/29/05                             2,000    2,000
              3.29%, 12/1/05                             3,000    3,000
             Barclays Bank PLC, New York Branch,
              2.96%, 6/15/05                             3,000    3,000
              3.01%, 6/20/05, FRN                        3,000    3,000
              3.29%, 10/17/05                            5,000    4,999
             BNP Paribas, London Branch,
              2.16%, 6/7/05                              3,000    3,000
              3.36%, 10/11/05                            5,000    5,000
              3.10%, 11/14/05                            2,000    2,000
              3.15%, 11/17/05                            2,000    2,000
              3.57%, 12/29/05                            2,000    2,000
             BNP Paribas, New York Branch, FRN,
              3.20%, 8/23/05                             3,000    3,000
             CALYON, London Branch,
              3.08%, 11/3/05                             3,000    3,000
              3.11%, 11/7/05                             4,000    4,000
             Canadian Imperial Bank of Commerce, New York Branch,
              3.17%, 11/18/05                            3,000    3,000

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        CERTIFICATES OF DEPOSIT - 20.6% - CONTINUED
        Foreign Depository Institutions - 19.0% - (continued)
          Credit Suisse First Boston, New York Branch, FRN,
           3.24%, 8/8/05                                $3,000    $3,000
           3.29%, 8/22/05                                4,000     4,000
          HBOS Treasury Services, New York Branch,
           3.27%, 11/30/05                               2,700     2,700
           3.37%, 12/12/05                               2,000     2,000
          Lloyds Bank, London Branch,
           3.04%, 7/5/05                                 5,000     5,000
          Lloyds TSB Bank, New York Branch, FRN,
           3.06%, 7/25/05                                1,000     1,000
          National Australia Bank, London Branch,
           3.14%, 11/18/05                               3,000     3,000
          Nordea Bank, New York Branch, FRN,
           2.92%, 6/13/05                                2,000     1,999
          Royal Bank of Canada, New York Branch, FRN,
           3.01%, 6/20/05                                3,000     2,999
          Royal Bank of Scotland, New York Branch, FRN,
           2.86%, 6/6/05                                 3,000     2,999
           3.02%, 6/9/05                                 4,000     4,000
          Societe Generale, London Branch,
           2.61%, 6/6/05                                 3,000     3,000
           2.16%, 6/7/05                                 2,000     2,000
           2.87%, 7/21/05                                6,000     6,000
          Societe Generale, New York Branch,
           3.04%, 6/30/05                                5,000     5,000
          Standard Chartered Bank,
           2.98%, 6/6/05                                 5,000     5,000
          Toronto Dominion Bank, New York Branch,
           2.20%, 6/10/05                                2,000     2,000
          UBS AG, Stamford Branch,
           2.86%, 6/8/05, FRN                            8,000     7,998
           2.95%, 6/22/05, FRN                           3,000     2,999
           2.53%, 8/9/05                                 1,000     1,000
          Unicredito Italiano, London Branch,
           3.36%, 10/28/05                               5,000     5,000
           3.44%, 11/14/05                               5,000     5,000
        ---------------------------------------------- --------- -------
                                                                 120,693
        ----------------------------------------------------------------
        Total Certificates of Deposits (Cost $130,692)           130,692

        COMMERCIAL PAPER - 23.8%
        Auto Receivables - 3.9%
          FCAR1 Owner Trust,
           3.16%, 9/6/05                                 7,000     6,940

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        COMMERCIAL PAPER - 23.8% - CONTINUED
        Auto Receivables - 3.9% - (continued)
          Ford Credit Floorplan Master Owner Trust A,
           Motown Funding LLC, Series 2002,/ (1)/
           3.08%, 6/6/05                                $8,000   $7,997
           3.07%, 6/27/05                               10,000    9,978
        ---------------------------------------------  --------- ------
                                                                 24,915
        ---------------------------------------------  --------- ------
        Bank Holding Companies - 1.2%
          Bank of America Corp., Series 3A3,
           2.82%, 7/25/05                                3,000    2,987
           3.03%, 11/1/05                                5,000    4,936
        ---------------------------------------------  --------- ------
                                                                  7,923
        ---------------------------------------------  --------- ------
        Foreign Depository Institutions - 1.9%
          Banco Santander Central Hispano,
           2.55%, 6/1/05                                 5,000    5,000
           2.54%, 6/2/05                                 1,000    1,000
          Danske Corp., Inc.,
           3.25%, 9/19/05                                4,000    3,960
          Nordea North America, Inc.,
           3.04%, 11/4/05                                2,000    1,973
        ---------------------------------------------  --------- ------
                                                                 11,933
        ---------------------------------------------  --------- ------
        Multi-Seller Conduits - 12.2%
          Amstel Funding Corp.,
           2.94%, 6/15/05                                2,000    1,998
           3.04%, 8/26/05                                2,000    1,985
          Clipper Receivables Corp.,
           3.06%, 6/1/05                                15,000   15,000
          Fairway Finance Corp.,
           3.06%, 6/1/05                                10,000   10,000
          Gemini Securitization,
           3.03%, 7/5/05                                 2,000    1,994
          Legacy Capital LLC,/ (1)/
           3.32%, 10/19/05                               5,000    4,935
          Lexington Parker Capital,
           3.04%, 6/7/05, FRCP                           2,000    2,000
           3.04%, 6/9/05, FRCP                           5,000    5,000
           3.04%, 6/14/05, FRCP                          1,000    1,000
           3.07%, 7/12/05                                1,000      997
           3.10%, 9/1/05                                 9,000    8,929
           3.31%, 10/18/05/ (1)/                         3,000    2,962
          Variable Funding,
           3.03%, 6/10/05                               10,037   10,029
          Victory Receivables Corp.,
           3.05%, 6/21/05                               10,906   10,888
        ---------------------------------------------  --------- ------
                                                                 77,717
        ---------------------------------------------  --------- ------

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
          COMMERCIAL PAPER - 23.8% - CONTINUED
          Non-Depository Personal Credit - 1.9%
            General Electric Capital Corp.,
             3.02%, 8/23/05                             $5,000     $4,938
             3.03%, 10/27/05                             5,000      4,965
             3.30%, 10/31/05                             2,000      1,972
          -----------------------------------------    ---------- -------
                                                                   11,875
          -----------------------------------------    ---------- -------
          Structured Investment Vehicles - 2.7%
            Grampian Funding Ltd.,
             3.04%, 7/5/05                               5,000      4,986
             3.23%, 9/19/05                              4,000      3,960
             3.28%, 10/5/05                              3,000      2,966
            Perry Global Funding LLC,
             3.18%, 8/11/05                              5,000      4,969
          -----------------------------------------    ---------- -------
                                                                   16,881
          ---------------------------------------------------------------
          Total Commercial Paper (Cost $151,244)                  151,244

          CORPORATE NOTES/BONDS - 16.7%
          Domestic Depository Institutions - 3.0%
            American Express Bank, FSB, FRN,
             3.05%, 6/16/05                              5,000      5,000
            American Express Centurion Bank, FRN,
             3.05%, 6/13/05                              3,000      3,000
            Bank One, N.A., FRN,
             3.32%, 8/5/05                               5,000      5,006
            National City Bank, Cleveland, FRN,
             2.99%, 6/1/05                               2,000      2,000
            SunTrust Bank, FRN,
             3.12%, 7/5/05                               2,000      2,000
            U.S. Bank N.A., FRN,
             2.95%, 6/6/05                               2,000      2,000
          -----------------------------------------    ---------- -------
                                                                   19,006
          -----------------------------------------    ---------- -------
          Foreign Depository Institutions - 3.1%
            Australia and New Zealand Banking Group, FRN, /(1)/
             3.09%, 6/23/05                              1,000      1,000
            HBOS Treasury Services PLC, FRN, /(1)/
             3.00%, 6/10/05                              1,000      1,000
             3.25%, 7/29/05                              2,000      2,000
            Nationwide Building Society, FRN, /(1)/
             3.12%, 6/28/05                              2,000      2,000
            Royal Bank of Canada, FRN,
             3.10%, 6/10/05                              8,000      8,001

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
          CORPORATE NOTES/BONDS - 16.7% - CONTINUED
          Foreign Depository Institutions - 3.1% - (continued)
            Royal Bank of Scotland Group, FRN, /(1)/
             3.05%, 6/21/05                            $5,000   $5,000
            Westpac Banking Corp., FRN,
             2.99%, 6/13/05                             1,000    1,000
          ------------------------------------------  --------- ------
                                                                20,001
          ------------------------------------------  --------- ------
          Insurance Carriers - 2.7%
            ASIF Global Financing XV, FRN, /(1)/
             3.11%, 6/2/05                              7,000    7,004
            MET Life GIC Backed, FRN, /(1)/
             3.13%, 6/15/05                            10,000   10,000
          ------------------------------------------  --------- ------
                                                                17,004
          ------------------------------------------  --------- ------
          Non-Depository Personal Credit - 1.1%
            General Electric Capital Corp., FRN,
             3.19%, 6/9/05                              2,000    2,000
            HSBC Finance Corp., FRN,
             3.08%, 6/24/05                             5,000    5,000
          ------------------------------------------  --------- ------
                                                                 7,000
          ------------------------------------------  --------- ------
          Security and Commodity Brokers - 4.0%
            Goldman Sachs Group,
             3.37%, 9/26/05                             7,000    7,000
            Lehman Brothers Holdings, FRN,
             3.25%, 7/22/05                             2,000    2,000
            Merrill Lynch & Co., FRN, MTN,
             3.12%, 6/6/05                              5,000    5,000
             3.24%, 6/13/05                             2,000    2,000
             3.40%, 6/13/05                             1,150    1,150
            Morgan Stanley, FRN,
             3.09%, 6/15/05                             3,000    3,000
             3.13%, 6/27/05                             5,000    5,000
          ------------------------------------------  --------- ------
                                                                25,150
          ------------------------------------------  --------- ------
          Structured Investment Vehicles - 2.7%
            Beta Finance, Inc., FRN, MTN, /(1)/
             3.13%, 6/15/05                             1,000    1,000
            CC U.S.A., Inc., FRN, MTN, /(1)/
             3.09%, 6/9/05                              1,000    1,000
             3.07%, 6/15/05                             5,000    5,000
             3.14%, 7/13/05                             2,000    2,001
            Dorada Finance, Inc., FRN, /(1)/
             3.12%, 7/6/05                              3,000    3,001
            Sigma Finance, Inc., FRN, MTN, /(1)/
             3.05%, 6/20/05                             5,000    5,000
          ------------------------------------------  --------- ------
                                                                17,002
          ------------------------------------------  --------- ------

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        CORPORATE NOTES/BONDS - 16.7% - CONTINUED
        Transportation Equipment - 0.1%
          American Honda Finance, FRN, /(1)/
           3.16%, 8/4/05                                $1,000    $1,000
        ----------------------------------------------------------------
        Total Corporate Notes/Bonds (Cost $106,163)              106,163

        EURODOLLAR TIME DEPOSITS - 4.0%
        Domestic Depository Institutions - 1.6%
          Branch Bank and Trust Co., Grand Cayman,
           3.11%, 7/11/05                                5,000     5,000
          HSBC Bank PLC, London,
           3.11%, 9/1/05                                 5,000     5,000
        ---------------------------------------------  --------- -------
                                                                  10,000
        ---------------------------------------------  --------- -------
        Foreign Depository Institutions - 2.4%
          Dexia Bank Belgium, Brussels,
           3.09%, 6/1/05                                10,000    10,000
          Societe Generale, Grand Cayman,
           3.07%, 6/1/05                                 5,000     5,000
        ---------------------------------------------  --------- -------
                                                                  15,000
        ----------------------------------------------------------------
        Total Eurodollar Time Deposits (Cost $25,000)             25,000

        MUNICIPAL INVESTMENTS - 1.3%
        Administration of Environmental and Housing Programs - 0.8%
          State of Texas G.O. Taxable, Veterans' Land
           Refunding Bonds, Series 2000A,
           3.05%, 6/7/05                                 5,000     5,000
        ---------------------------------------------  --------- -------
        Engineering, Accounting and Management - 0.5%
          California PCR Environmental Improvement
           Taxable CP, Series 1997, Browning Ferris
           Project,
           3.17%, 7/7/05                                 3,000     3,000
        ----------------------------------------------------------------
        Total Municipal Investments (Cost $8,000)                  8,000

        U.S. GOVERNMENT AGENCIES - 1.7% /(2)/
        Fannie Mae - 1.7%
          FNMA FRN,
           2.84%, 6/9/05                                 5,000     4,998
           3.09%, 8/8/05                                 6,000     5,997
        ----------------------------------------------------------------
        Total U.S. Government Agencies (Cost $10,995)             10,995
        ----------------------------------------------------------------
        Investments, at Amortized Cost ($440,264)                440,264

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      REPURCHASE AGREEMENTS - 30.7%
      (Colld. at a minimum of 102% by U.S. Government/Agency Securities)
      Repurchase Agreements - 30.7%
        Credit Suisse First Boston Corp., dated
         5/31/05, repurchase price $50,004
         3.08%, 6/1/05                                  $50,000   $50,000
        Lehman Brothers, Inc., dated 5/31/05,
         repurchase price $44,916
         3.09%, 6/1/05                                   44,912    44,912
        Merrill Lynch, Inc., dated 5/31/05,
         repurchase price $100,009
         3.08%, 6/1/05                                  100,000   100,000
      --------------------------------------------------------------------
      Total Repurchase Agreements (Cost $194,912)                 194,912
      --------------------------------------------------------------------
      Total Investments - 100.1% (Cost $635,176) /(3)/            635,176
         Liabilities less Other Assets - (0.1)%                      (676)
      --------------------------------------------------------------------
      NET ASSETS - 100.0%                                        $634,500

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)The cost for federal income tax purposes was $635,176.

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Colld. Collateralized

CP     Commercial Paper

FNMA   Fannie Mae

FRCP   Floating Rate Commercial
       Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

GIC    Guaranteed Investment
       Contract

G.O.   General Obligation

MTN    Medium Term Notes

PCR    Pollution Control Revenue

TSB    Trustee Savings Bank

PRIME OBLIGATIONS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2005 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. At May 31, 2005, Shares and Service Shares were outstanding.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective-yield method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses that are not directly attributable to the Portfolio are typically allocated among the Portfolios of the Trust based on each Portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2004, the tax component of undistributed net investment income and realized gains, including amounts

 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



declared but not yet paid for federal income tax purposes, was as follows:

                                           UNDISTRIBUTED
                                             ORDINARY
                       Amount in thousands    INCOME*
                       ---------------------------------
                        Prime Obligations      $930
                       ---------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year November 30, 2004 was as follows:

                                          DISTRIBUTED FROM
                                              ORDINARY
                      Amount in thousands     INCOME*
                      ------------------------------------
                       Prime Obligations       $6,537
                      ------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15% of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive 0.05% of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2005, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; and (b) 0.01% of the average daily net asset value of the outstanding Service Shares Class of the Portfolio.

Class specific Transfer Agent Fees for the six months ended May 31, 2005, were as follows:

                   Amounts in thousands SHARES SERVICE SHARES
                   ------------------------------------------
                    Prime Obligations    $23         $3
                   ------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent for all shares, payments under the Service Plan for the Portfolio's Service Shares and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, NTI as co-administrator will voluntarily reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2005, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" in the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2005, the amount payable was less than $1,000.

PRIME OBLIGATIONS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25% and 0.50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Class specific Shareholder Servicing Fees for the six months ended May 31, 2005, were $74,000 for the Service Shares. At May 31, 2005, the Trust had not issued any Premier Shares of the Portfolio.

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolio had no borrowings under the credit line during the six months ended May 31, 2005.


       FOR MORE INFORMATION



  PORTFOLIO HOLDINGS
Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       FUND EXPENSES
                                                       MAY 31, 2005 (UNAUDITED)



As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Obligations

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,012.00       $1.00
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,010.70       $2.31
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

*Expenses are calculated using the Portfolio's annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year
 (365).
**Hypothetical expenses are based on the Portfolio's actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

PRIME OBLIGATIONS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS
                                                       MAY 31, 2005 (UNAUDITED)




  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment fund covered by this Report (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. (the "Investment Adviser") for the Portfolio.

  The Advisory Agreement for the Portfolio was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Adviser relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to renewal of the Advisory Agreement and at other meetings during the course of the year, the Trustees received materials relating to the Investment Adviser's investment and management services under the Advisory Agreement. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds;
  (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and category selected by a third-party consultant; (iii) the contractual investment advisory fee, the actual investment advisory fee (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by a mutual fund peer group and category selected by a third-party consultant; (iv) the investment advisory fees charged by the Investment Adviser to other institutional accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's philosophy regarding portfolio manager team construction and compensation; (vii) the Investment Adviser's ability to attract and retain talent and its oversight of portfolio managers;
  (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and
  (x) potential economies of scale at various Portfolio asset levels.

  In connection with their approval of the Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent and co-administrator. The Trustees also considered that many of the Portfolio's shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Portfolio, and was able to provide quality services to the Portfolio. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to them and the Portfolio and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the Portfolio and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolio to the performance of other SEC-registered funds and to rankings and ratings issued by a third-party consultant. The Trustees considered the Portfolio's investment performance in light of the investment benchmark,

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       TRUSTEES AND OFFICERS (continued)
                                                       MAY 31, 2005 (UNAUDITED)



  objective and credit parameters applicable to the Portfolio and the investor base the Portfolio is intended to serve. The Trustees also considered the Portfolio's compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio's net asset value. In light of these considerations, the Trustees believed that the investment performance of the Portfolio was competitive. In addition, the Trustees reviewed the consistency in the Investment Adviser's investment approach for the Portfolio.

  The Trustees also considered the Portfolio's contractual advisory fee rate; the Portfolio's total operating expense ratio; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency and co-administration services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fees paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, the Portfolio's current and reasonably foreseeable asset levels and the Investment Adviser's costs, and that the Advisory Agreement should be approved and continued.

PRIME OBLIGATIONS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                        --------------------------------
                                NOT FDIC INSURED
                        --------------------------------
                        May lose value/No bank guarantee
                        --------------------------------

 2  STATEMENTS OF ASSETS AND LIABILITIES

 4  STATEMENTS OF OPERATIONS

 6  STATEMENTS OF CHANGES IN NET ASSETS

 8  FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    17  BOND PORTFOLIO

    22  CORE BOND PORTFOLIO

    28  U.S. TREASURY INDEX PORTFOLIO

    29  INTERMEDIATE BOND PORTFOLIO

    34  SHORT-INTERMEDIATE BOND PORTFOLIO

    38  U.S. GOVERNMENT SECURITIES PORTFOLIO

40  NOTES TO THE FINANCIAL STATEMENTS

46  FUND EXPENSES

    TRUSTEES AND OFFICERS

    48  APPROVAL OF ADVISORY AGREEMENTS

50  FOR MORE INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                   U.S.
                                                                                       CORE      TREASURY
Amounts in thousands,                                                      BOND        BOND       INDEX
except per share data                                                   PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------                                                   ----------  ----------  ----------
ASSETS:
Investments, at amortized cost                                          $  437,061  $  189,122  $   60,109
Investments, at fair value /(1)/                                        $  431,094  $  189,289  $   60,946
Cash                                                                             -           -           -
Interest income receivable                                                   2,034         894         436
Receivable for securities sold                                              36,418      12,646           -
Receivable for fund shares sold                                                443           -           -
Receivable from affiliated administrator                                        12           7           7
Prepaid and other assets                                                         3          16           2
Total Assets                                                               470,004     202,852      61,391
                                                                        ----------  ----------  ----------
LIABILITIES:
Cash overdraft                                                               2,024         620           -
Payable upon return of securities loaned                                    36,299      11,651      13,100
Payable for securities purchased                                             3,966       2,033           -
Payable for when-issued securities                                         106,361      45,696           -
Payable for fund shares redeemed                                             5,303           -         338
Payable to affiliates:
  Investment advisory fees                                                      69          30           6
  Co-administration fees                                                        28          12           4
  Custody and accounting fees                                                    5           1           2
  Transfer agent fees                                                            3           1           1
Accrued other liabilities                                                       29          11          12
Total Liabilities                                                          154,087      60,055      13,463
                                                                        ----------  ----------  ----------
Net Assets                                                              $  315,917  $  142,797  $   47,928
                                                                        ----------  ----------  ----------
ANALYSIS OF NET ASSETS:
Capital stock                                                           $  329,109  $  142,273  $   47,153
Undistributed net investment income                                              7          14          42
Accumulated undistributed net realized gains (losses)                       (7,232)        343       (104)
Net unrealized appreciation (depreciation)                                  (5,967)        167         837
Net Assets                                                              $  315,917  $  142,797  $   47,928
                                                                        ----------  ----------  ----------
Net Assets:
  Class A                                                               $  311,709  $  142,795  $   43,296
  Class C                                                                    3,946           1       1,659
  Class D                                                                      262           1       2,973

Total Shares Outstanding (no par value, unlimited shares authorized):
  Class A                                                                   15,455      14,142       2,005
  Class C                                                                      196           -          77
  Class D                                                                       13           -         138

Net Asset Value, Redemption and Offering Price Per Share:
  Class A                                                               $    20.17  $    10.10  $    21.59
  Class C                                                                    20.17       10.05       21.59
  Class D                                                                    20.13       10.11       21.57

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                         SHORT-        U.S.
                                                                        INTERMEDIATE  INTERMEDIATE  GOVERNMENT
Amounts in thousands,                                                       BOND          BOND      SECURITIES
except per share data                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------                                                   ------------  ------------  ----------
ASSETS:
Investments, at amortized cost                                          $     57,284  $    218,302  $  123,720
Investments, at fair value /(1)/                                        $     57,420  $    217,546  $  123,501
Cash                                                                               -             -           2
Interest income receivable                                                       327         1,334         642
Receivable for securities sold                                                   605         2,010           -
Receivable for fund shares sold                                                    -             3           1
Receivable from affiliated administrator                                           7             7           6
Prepaid and other assets                                                           6             3           3
Total Assets                                                                  58,365       220,903     124,155
                                                                        ------------  ------------  ----------
LIABILITIES:
Cash overdraft                                                                   170           852           -
Payable upon return of securities loaned                                      11,788        46,086      27,638
Payable for securities purchased                                               1,099         5,723       1,583
Payable for when-issued securities                                             2,154         5,026       2,783
Payable for fund shares redeemed                                                  30            27         205
Payable to affiliates:
  Investment advisory fees                                                         9            35          20
  Co-administration fees                                                           4            14           8
  Custody and accounting fees                                                      4             1           2
  Transfer agent fees                                                              -             1           1
Accrued other liabilities                                                         10            12          11
Total Liabilities                                                             15,268        57,777      32,251
                                                                        ------------  ------------  ----------
Net Assets                                                              $     43,097  $    163,126  $   91,904
                                                                        ------------  ------------  ----------
ANALYSIS OF NET ASSETS:
Capital stock                                                           $     44,187  $    177,300  $   93,558
Undistributed net investment income                                               36           114          32
Accumulated undistributed net realized gains (losses)                         (1,262)      (13,532)     (1,467)
Net unrealized appreciation (depreciation)                                       136          (756)       (219)
Net Assets                                                              $     43,097  $    163,126  $   91,904
                                                                        ------------  ------------  ----------
Net Assets:
  Class A                                                               $     42,973  $    162,845  $   91,385
  Class C                                                                          -             -           -
  Class D                                                                        124           281         519

Total Shares Outstanding (no par value, unlimited shares authorized):
  Class A                                                                      2,098         8,776       4,644
  Class C                                                                          -             -           -
  Class D                                                                          6            15          26

Net Asset Value, Redemption and Offering Price Per Share:
  Class A                                                               $      20.48  $      18.56  $    19.68
  Class C                                                                          -             -           -
  Class D                                                                      20.46         18.50       19.61

--------
(1)Amounts include fair value of securities loaned of $40,971, $16,090, $20,233, $14,118, $52,676 and $33,153, respectively.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

                                                                                             U.S.
                                                                                  CORE     TREASURY
                                                                       BOND       BOND       INDEX
Amounts in thousands                                                 PORTFOLIO  PORTFOLIO  PORTFOLIO
--------------------                                                 ---------  ---------  ---------
INVESTMENT INCOME:
Interest income                                                      $   8,059   $   2,763  $     865
Dividend income                                                            867         133          -
Net income from securities loaned                                           82          19          9
  Total Investment Income                                                9,008       2,915        874
                                                                     ---------   ---------  ---------
EXPENSES:
Investment advisory fees                                                   716         266         66
Co-administration fees                                                     179          67         22
Custody and accounting fees                                                 30          15         12
Transfer agent fees                                                         20           7          5
Registration fees                                                           13          16         12
Printing fees                                                                8           4          4
Professional fees                                                            5           3          2
Trustee fees and expenses                                                    6           3          3
Shareholder servicing fees                                                   3           -          5
Other                                                                       10           5          5
                                                                     ---------   ---------  ---------
Total Expenses                                                             990         386        136
  Less voluntary waivers of investment advisory fees                      (269)       (100)       (33)
  Less expenses reimbursed by administrator                                (70)        (45)       (38)
  Less custodian credits                                                    (1)         (1)         -
  Net Expenses                                                             650         240         65
                                                                     ---------   ---------  ---------
Net Investment Income                                                    8,358       2,675        809
                                                                     ---------   ---------  ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on investments                               1,578         357        (16)
Net change in unrealized appreciation (depreciation) on investments       (739)        653        764
  Net Gains (Losses) on Investments                                        839       1,010        748
                                                                     ---------   ---------  ---------
Net Increase in Net Assets Resulting from Operations                 $   9,197   $   3,685  $   1,557
                                                                     ---------   ---------  ---------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                                                      SHORT-        U.S.
                                                                     INTERMEDIATE  INTERMEDIATE  GOVERNMENT
                                                                         BOND          BOND      SECURITIES
Amounts in thousands                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------                                                 ------------  ------------  ----------
INVESTMENT INCOME:
Interest income                                                      $        852  $      3,067  $    1,814
Dividend income                                                                 -             -           -
Net income from securities loaned                                              12            35          28
  Total Investment Income                                                     864         3,102       1,842
                                                                     ------------  ------------  ----------
EXPENSES:
Investment advisory fees                                                       83           335         214
Co-administration fees                                                         21            84          54
Custody and accounting fees                                                    15            16          12
Transfer agent fees                                                             2             9           6
Registration fees                                                              11            12          12
Printing fees                                                                   4             4           4
Professional fees                                                               3             2           2
Trustee fees and expenses                                                       3             3           3
Shareholder servicing fees                                                      -             -           1
Other                                                                           5             5           5
                                                                     ------------  ------------  ----------
Total Expenses                                                                147           470         313
  Less voluntary waivers of investment advisory fees                          (31)         (126)        (80)
  Less expenses reimbursed by administrator                                   (41)          (42)        (37)
  Less custodian credits                                                        -             -          (2)
  Net Expenses                                                                 75           302         194
                                                                     ------------  ------------  ----------
Net Investment Income                                                         789         2,800       1,648
                                                                     ------------  ------------  ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on investments                                    (84)         (709)       (950)
Net change in unrealized appreciation (depreciation) on investments            26          (390)        299
  Net Gains (Losses) on Investments                                           (58)       (1,099)       (651)
                                                                     ------------  ------------  ----------
Net Increase in Net Assets Resulting from Operations                 $        731  $      1,701  $      997
                                                                     ------------  ------------  ----------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  U.S.
                                                                                              CORE              TREASURY
                                                                         BOND                 BOND                INDEX
                                                                       PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                                 --------------------  ------------------  --------------------
Amounts in thousands                                                2005       2004      2005      2004      2005        2004
--------------------                                             ---------  ---------  --------  --------  --------    --------
OPERATIONS:
Net investment income                                            $   8,358  $  21,036  $  2,675  $  4,456  $    809    $  1,821
Net realized gains (losses)                                          1,578     10,642       357       701       (16)         43
Net change in unrealized appreciation (depreciation)                  (739)    (5,122)      653      (386)      764        (422)
  Net Increase in Net Assets Resulting from Operations               9,197     26,556     3,685     4,771     1,557       1,442
                                                                 ---------  ---------  --------  --------  --------    --------
CLASS A SHARE TRANSACTIONS:
Proceeds from shares sold                                           37,837     52,731    21,644    42,169    12,474      14,059
Reinvestment of dividends                                            7,890     20,674     1,436     2,332       596       1,779
Payments for shares redeemed                                      (103,913)  (300,736)   (4,483)  (32,104)  (12,032)    (36,190)
  Net Increase (Decrease) in Net Assets Resulting from Class A
   Share Transactions                                              (58,186)  (227,331)   18,597    12,397     1,038     (20,352)
                                                                 ---------  ---------  --------  --------  --------    --------
CLASS C SHARE TRANSACTIONS:
Proceeds from shares sold                                               88         79         -         -       447         362
Reinvestment of dividends                                               93        174         -         -        29          79
Payments for shares redeemed                                           (13)      (104)        -         -      (291)       (905)
  Net Increase (Decrease) in Net Assets Resulting from Class C
   Share Transactions                                                  168        149         -         -       185        (464)
                                                                 ---------  ---------  --------  --------  --------    --------
CLASS D SHARE TRANSACTIONS:
Proceeds from shares sold                                                1        100         -         -     1,112       1,828
Reinvestment of dividends                                                7         16         -         -         4          11
Payments for shares redeemed                                          (113)       (79)        -         -    (1,027)     (1,068)
  Net Increase (Decrease) in Net Assets Resulting from Class D
   Share Transactions                                                 (105)        37         -         -        89         771
                                                                 ---------  ---------  --------  --------  --------    --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                                          (8,922)   (22,868)   (2,776)   (4,667)     (733)     (1,705)
From net realized gains                                                  -          -      (119)        -       (52)       (693)
  Total Distributions to Class A Shareholders                       (8,922)   (22,868)   (2,895)   (4,667)     (785)     (2,398)
                                                                 ---------  ---------  --------  --------  --------    --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                             (94)      (173)        -         -       (27)        (55)
From net realized gains                                                  -          -         -         -        (2)        (24)
  Total Distributions to Class C Shareholders                          (94)      (173)        -         -       (29)        (79)
                                                                 ---------  ---------  --------  --------  --------    --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                              (7)       (16)        -         -       (48)        (85)
From net realized gains                                                  -          -         -         -        (4)        (30)
  Total Distributions to Class D Shareholders                           (7)       (16)        -         -       (52)       (115)
                                                                 ---------  ---------  --------  --------  --------    --------
Total Increase (Decrease) in Net Assets                            (57,949)  (223,646)   19,387    12,501     2,003     (21,195)

NET ASSETS:
Beginning of period                                                373,866    597,512   123,410   110,909    45,925      67,120
End of period                                                    $ 315,917  $ 373,866  $142,797  $123,410  $ 47,928    $ 45,925
                                                                 ---------  ---------  --------  --------  --------    --------
Accumulated Undistributed Net Investment Income                  $       7  $     672  $     14  $    115  $     42    $     41
                                                                 ---------  ---------  --------  --------  --------    --------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2004

                                                                                           SHORT-               U.S.
                                                                    INTERMEDIATE        INTERMEDIATE         GOVERNMENT
                                                                        BOND                BOND             SECURITIES
                                                                     PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                                 -----------------  -------------------  -------------------
Amounts in thousands                                               2005     2004      2005       2004      2005       2004
--------------------                                             -------  --------  --------  ---------  --------   --------
OPERATIONS:
Net investment income                                            $   789  $  1,498  $  2,800  $   4,802  $  1,648   $  2,854
Net realized gains (losses)                                          (84)       48      (709)        (3)     (950)      (393)
Net change in unrealized appreciation (depreciation)                  26      (151)     (390)    (1,168)      299       (397)
  Net Increase in Net Assets Resulting from Operations               731     1,395     1,701      3,631       997      2,064
                                                                 -------  --------  --------  ---------  --------   --------
CLASS A SHARE TRANSACTIONS:
Proceeds from shares sold                                         13,969     6,351    68,724    179,652     5,441     13,957
Reinvestment of dividends                                            631     1,235     2,126      3,671     1,594      4,614
Payments for shares redeemed                                      (4,791)  (19,990)  (85,413)  (169,278)  (31,514)   (20,806)
  Net Increase (Decrease) in Net Assets Resulting from Class A
   Share Transactions                                              9,809   (12,404)  (14,563)    14,045   (24,479)    (2,235)
                                                                 -------  --------  --------  ---------  --------   --------
CLASS C SHARE TRANSACTIONS:
Proceeds from shares sold                                              -         -         -          -         -          -
Reinvestment of dividends                                              -         -         -          -         -          -
Payments for shares redeemed                                           -         -         -          -         -          -
  Net Increase (Decrease) in Net Assets Resulting from Class C
   Share Transactions                                                  -         -         -          -         -          -
                                                                 -------  --------  --------  ---------  --------   --------
CLASS D SHARE TRANSACTIONS:
Proceeds from shares sold                                              5        39        23        296         8        189
Reinvestment of dividends                                              2         3         1          2         8         33
Payments for shares redeemed                                          (1)      (20)      (26)       (67)     (210)    (1,129)
  Net Increase (Decrease) in Net Assets Resulting from Class D
   Share Transactions                                                  6        22        (2)       231      (194)      (907)
                                                                 -------  --------  --------  ---------  --------   --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                                          (780)   (1,501)   (2,810)    (4,751)   (1,686)    (2,965)
From net realized gains                                                -         -         -          -         -     (1,809)
  Total Distributions to Class A Shareholders                       (780)   (1,501)   (2,810)    (4,751)   (1,686)    (4,774)
                                                                 -------  --------  --------  ---------  --------   --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                             -         -         -          -         -          -
From net realized gains                                                -         -         -          -         -          -
  Total Distributions to Class C Shareholders                          -         -         -          -         -          -
                                                                 -------  --------  --------  ---------  --------   --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                            (2)       (3)       (4)        (6)       (9)       (18)
From net realized gains                                               --        --        --         --        --        (24)
  Total Distributions to Class D Shareholders                         (2)       (3)       (4)        (6)       (9)       (42)
                                                                 -------  --------  --------  ---------  --------   --------
Total Increase (Decrease) in Net Assets                            9,764   (12,491)  (15,678)    13,150   (25,371)    (5,894)

NET ASSETS:
Beginning of period                                               33,333    45,824   178,804    165,654   117,275    123,169
End of period                                                    $43,097  $ 33,333  $163,126  $ 178,804  $ 91,904   $117,275
                                                                 -------  --------  --------  ---------  --------   --------
Accumulated Undistributed Net Investment Income                  $    36  $     29  $    114  $     128  $     32   $     79
                                                                 -------  --------  --------  ---------  --------   --------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO

                                                                                          CLASS A
                                                             ---------------------------------------------------------------------
Selected per share data                                      2005 /(3)/ 2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/    2001        2000
-----------------------                                      ---------- ---------- ---------- -------------  ---------  ----------
Net Asset Value, Beginning of Period                         $   20.14  $   20.14  $   19.81     $   19.94  $   19.49  $     19.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.47       0.92       0.84          1.04       1.28         1.37
Net realized and unrealized gains (losses)                        0.07       0.07       0.42         (0.08)      0.45         0.21
  Total Income from Investment Operations                         0.54       0.99       1.26          0.96       1.73         1.58
                                                             ---------  ---------  ---------  ------------  ---------  -----------
LESS DISTRIBUTIONS PAID :
  From net investment income                                     (0.51)     (0.99)     (0.93)        (1.09)     (1.28)       (1.40)
    Total Distributions Paid                                     (0.51)     (0.99)     (0.93)        (1.09)     (1.28)       (1.40)
                                                             ---------  ---------  ---------  ------------  ---------  -----------
Net Asset Value, End of Period                               $   20.17  $   20.14  $   20.14     $   19.81  $   19.94  $     19.49
                                                             ---------  ---------  ---------  ------------  ---------  -----------
Total Return /(1)/                                                2.72%      5.02%      6.45%         4.99%      9.08%        8.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $ 311,709  $ 369,729  $ 593,559     $ 697,601  $ 877,920  $ 1,034,495
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                     0.36%      0.36%      0.36%         0.36%      0.36%        0.36%
  Expenses, before waivers and reimbursements                     0.55%      0.55%      0.54%         0.59%      0.74%        0.74%
  Net investment income, net of waivers and reimbursements        4.67%      4.55%      4.14%         5.27%      6.38%        7.23%
  Net investment income, before waivers and reimbursements        4.48%      4.36%      3.96%         5.04%      6.00%        6.85%
Portfolio Turnover Rate                                         170.13%    163.71%    325.90%       277.45%    297.81%      143.72%

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
Selected per share data                                     2005 /(3)/  2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/ 2001 /(3)/ 2000 /(3)/
-----------------------                                     ----------  ---------  ---------  ------------  ---------  ----------
Net Asset Value, Beginning of Period                         $   20.14   $  20.14   $  19.81      $  19.93   $  19.48  $    19.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.44       0.84       0.82          1.01       1.23        1.31
Net realized and unrealized gains (losses)                        0.07       0.10       0.39         (0.09)      0.45        0.22
  Total Income from Investment Operations                         0.51       0.94       1.21          0.92       1.68        1.53
                                                             ---------  ---------  ---------  ------------  ---------  ----------
LESS DISTRIBUTIONS PAID :
  From net investment income                                     (0.48)     (0.94)     (0.88)        (1.04)     (1.23)      (1.35)
    Total Distributions Paid                                     (0.48)     (0.94)     (0.88)        (1.04)     (1.23)      (1.35)
                                                             ---------  ---------  ---------  ------------  ---------  ----------
Net Asset Value, End of Period                               $   20.17   $  20.14   $  20.14      $  19.81   $  19.93  $    19.48
                                                             ---------  ---------  ---------  ------------  ---------  ----------
Total Return /(1)/                                                2.59%      4.76%      6.24%         4.73%      8.83%       8.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $   3,946   $  3,772   $  3,624      $  9,874   $ 21,144  $   39,868
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                     0.60%      0.60%      0.60%         0.60%      0.60%       0.60%
  Expenses, before waivers and reimbursements                     0.79%      0.79%      0.78%         0.83%      0.98%       0.98%
  Net investment income, net of waivers and reimbursements        4.43%      4.31%      3.90%         5.03%      6.14%       6.99%
  Net investment income, before waivers and reimbursements        4.24%      4.12%      3.72%         4.80%      5.76%       6.61%
Portfolio Turnover Rate                                         170.13%    163.71%    325.90%       277.45%    297.81%     143.72%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

BOND PORTFOLIO

                                                                                          CLASS D
                                                             -------------------------------------------------------------------
Selected per share data                                      2005 /(3)/ 2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/ 2001 /(3)/ 2000 /(3)/
-----------------------                                      ---------  ---------  ---------  ------------  ---------  ---------
Net Asset Value, Beginning of Period                          $  20.10   $  20.10   $  19.78      $  19.91   $  19.47   $  19.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.43       0.81       0.74          0.90       0.43       1.23
Net realized and unrealized gains (losses)                        0.07       0.10       0.43         (0.02)      1.21       0.23
  Total Income from Investment Operations                         0.50       0.91       1.17          0.88       1.64       1.46
                                                             ---------  ---------  ---------  ------------  ---------  ---------
LESS DISTRIBUTIONS PAID :
  From net investment income                                     (0.47)     (0.91)     (0.85)        (1.01)     (1.20)     (1.27)
    Total Distributions Paid                                     (0.47)     (0.91)     (0.85)        (1.01)     (1.20)     (1.27)
                                                             ---------  ---------  ---------  ------------  ---------  ---------
Net Asset Value, End of Period                                $  20.13   $  20.10   $  20.10      $  19.78   $  19.91   $  19.47
                                                             ---------  ---------  ---------  ------------  ---------  ---------
Total Return /(1)/                                                2.52%      4.61%      6.00%         4.60%      8.64%      7.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $    262   $    365   $    329      $    317   $    187   $    144
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                     0.75%      0.75%      0.75%         0.75%      0.75%      0.75%
  Expenses, before waivers and reimbursements                     0.94%      0.94%      0.93%         0.98%      1.13%      1.13%
  Net investment income, net of waivers and reimbursements        4.28%      4.16%      3.75%         4.88%      5.99%      6.84%
  Net investment income, before waivers and reimbursements        4.09%      3.97%      3.57%         4.65%      5.61%      6.46%
Portfolio Turnover Rate                                         170.13%    163.71%    325.90%       277.45%    297.81%    143.72%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

CORE BOND PORTFOLIO

                                                                                    CLASS A
                                                             --------------------------------------------------------
Selected per share data                                        2005     2004 /(3)/    2003    2002 /(3)(4)/ 2001 /(5)/
-----------------------                                      ---------  ---------  ---------  ------------  ---------
Net Asset Value, Beginning of Period                         $   10.05  $   10.04  $    9.92     $  10.06   $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.20       0.40       0.33          0.50       0.40
Net realized and unrealized gains                                 0.07       0.02       0.17          0.03       0.05
  Total Income from Investment Operations                         0.27       0.42       0.50          0.53       0.45
                                                              --------  ---------  ---------  ------------  ---------
LESS DISTRIBUTIONS PAID:
  From net investment income                                     (0.21)     (0.41)     (0.38)        (0.54)     (0.39)
  From net realized gains                                        (0.01)         -          -         (0.13)         -
    Total Distributions Paid                                     (0.22)     (0.41)     (0.38)        (0.67)     (0.39)
                                                              --------  ---------  ---------  ------------  ---------
Net Asset Value, End of Period                               $   10.10  $   10.05  $   10.04     $   9.92   $   10.06
                                                              --------  ---------  ---------  ------------  ---------
Total Return /(1)/                                                2.71%      4.28%      5.04%         5.61%      4.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $ 142,795  $ 123,408  $ 110,907     $ 103,184  $ 155,542
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                     0.36%      0.36%      0.36%         0.36%      0.36%
  Expenses, before waivers and reimbursements                     0.58%      0.59%      0.59%         0.68%      0.81%
  Net investment income, net of waivers and reimbursements        4.02%      3.93%      3.27%         5.13%      5.91%
  Net investment income, before waivers and reimbursements        3.80%      3.70%      3.04%         4.81%      5.46%
Portfolio Turnover Rate                                         190.03%    150.99%    380.92%       257.35%    197.85%

                                                                                    CLASS C
                                                             -------------------------------------------------------
Selected per share data                                        2005    2004 /(3)/    2003   2002 /(3)(4)/ 2001 /(5)/
-----------------------                                      --------  ---------  --------  ------------  ---------
Net Asset Value, Beginning of Period                         $  10.01   $  10.03  $   9.92      $  10.01   $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.19       0.38      0.33          0.50       0.40
Net realized and unrealized gains                                0.06          -      0.15          0.07          -
  Total Income from Investment Operations                        0.25       0.38      0.48          0.57       0.40
                                                             --------  ---------  --------  ------------  ---------
LESS DISTRIBUTIONS PAID :
  From net investment income                                    (0.20)     (0.40)    (0.37)        (0.53)     (0.39)
  From net realized gains                                       (0.01)         -         -         (0.13)         -
    Total Distributions Paid                                    (0.21)     (0.40)    (0.37)        (0.66)     (0.39)
                                                             --------  ---------  --------  ------------  ---------
Net Asset Value, End of Period                               $  10.05   $  10.01  $  10.03      $   9.92   $  10.01
                                                             --------  ---------  --------  ------------  ---------
Total Return/(1)/                                                2.53%      3.91%     4.76%         6.04%      4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $      1   $      1  $      1      $      1   $      -
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                   0.60%      0.60%     0.60%         0.60%      0.60%
   Expenses, before waivers and reimbursements                   0.82%      0.83%     0.83%         0.92%      1.05%
   Net investment income, net of waivers and reimbursements      3.78%      3.69%     3.03%         4.89%      5.67%
   Net investment income, before waivers and reimbursements      3.56%      3.46%     2.80%         4.57%      5.22%
Portfolio Turnover Rate                                        190.03%    150.99%   380.92%       257.35%    197.85%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the years ended were calculated using the average shares outstanding method.
(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
(5)For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

CORE BOND PORTFOLIO

                                                                                   CLASS D
                                                             ----------------------------------------------------
Selected per share data                                        2005   2004 /(3)/   2003   2002 /(3)(4)/ 2001 /(5)/
-----------------------                                      -------  ---------  -------  ------------  ---------
Net Asset Value, Beginning of Period                         $ 10.06   $ 10.06   $  9.93       $ 10.01    $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.19      0.38      0.33          0.50       0.40
Net realized and unrealized gains                               0.06         -      0.14          0.08          -
  Total Income from Investment Operations                       0.25      0.38      0.47          0.58       0.40
                                                             -------   -------   -------       -------    -------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.19)    (0.38)    (0.34)        (0.53)     (0.39)
  From net realized gains                                      (0.01)        -         -         (0.13)         -
    Total Distributions Paid                                   (0.20)    (0.38)    (0.34)        (0.66)     (0.39)
                                                             -------   -------   -------       -------    -------
Net Asset Value, End of Period                               $ 10.11   $ 10.06   $ 10.06       $  9.93    $ 10.01
                                                             -------   -------   -------       -------    -------
Total Return /(1)/                                              2.55%     3.84%     4.80%         6.07%      4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $     1   $     1   $     1       $     1    $     -
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75%     0.75%     0.75%         0.75%      0.75%
  Expenses, before waivers and reimbursements                   0.97%     0.98%     0.98%         1.07%      1.20%
  Net investment income, net of waivers and reimbursements      3.63%     3.54%     2.88%         4.74%      5.52%
  Net investment income, before waivers and reimbursements      3.41%     3.31%     2.65%         4.42%      5.07%
Portfolio Turnover Rate                                       190.03%   150.99%   380.92%       257.35%    197.85%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the years ended were calculated using the average shares outstanding method.
(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
(5)For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

U.S. TREASURY INDEX PORTFOLIO

                                                                                    CLASS A
                                                             -----------------------------------------------------
Selected per share data                                        2005     2004     2003     2002     2001     2000
-----------------------                                      -------  -------  -------  -------  -------  --------
Net Asset Value, Beginning of Period                         $ 21.27  $ 21.61  $ 21.99  $ 21.90  $ 21.06   $ 20.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.39     0.76     0.77     0.94     1.11      1.19
Net realized and unrealized gains (losses)                      0.35    (0.07)    0.06     0.63     0.85      0.83
  Total Income from Investment Operations                       0.74     0.69     0.83     1.57     1.96      2.02
                                                             -------  -------  -------  -------  -------   -------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.39)   (0.76)   (0.77)   (0.93)   (1.12)    (1.21)
  From net realized gains                                      (0.03)   (0.27)   (0.44)   (0.55)       -         -
    Total Distributions Paid                                   (0.42)   (1.03)   (1.21)   (1.48)   (1.12)    (1.21)
                                                             -------  -------  -------  -------  -------   -------
Net Asset Value, End of Period                               $ 21.59  $ 21.27  $ 21.61  $ 21.99  $ 21.90   $ 21.06
                                                             -------  -------  -------  -------  -------   -------
Total Return /(1)/                                              3.52%    3.28%    3.78%    7.62%    9.55%    10.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $43,296  $41,638  $63,061  $49,429  $44,323   $34,979
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.26%    0.26%    0.26%    0.26%    0.26%     0.26%
  Expenses, before waivers and reimbursements                   0.58%    0.56%    0.50%    0.56%    0.75%     0.84%
  Net investment income, net of waivers and reimbursements      3.71%    3.47%    3.53%    4.36%    5.23%     5.86%
  Net investment income, before waivers and reimbursements      3.39%    3.17%    3.29%    4.06%    4.74%     5.28%
Portfolio Turnover Rate                                        41.35%   45.64%   65.88%   89.88%  102.56%   110.97%

                                                                                    CLASS C
                                                             ------------------------------------------------------
Selected per share data                                        2005     2004     2003     2002     2001   2000 /(3)/
-----------------------                                      -------  -------  -------  -------  -------  ---------
Net Asset Value, Beginning of Period                         $ 21.26  $ 21.60  $ 21.98  $ 21.89  $ 21.09    $ 20.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.37     0.69     0.71     0.89     1.09       1.21
Net realized and unrealized gains (losses)                      0.36    (0.06)    0.06     0.64     0.79       0.79
  Total Income from Investment Operations                       0.73     0.63     0.77     1.53     1.88       2.00
                                                             -------  -------  -------  -------  -------  ---------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.37)   (0.70)   (0.71)   (0.89)   (1.08)     (1.16)
  From net realized gains                                      (0.03)   (0.27)   (0.44)   (0.55)       -          -
    Total Distributions Paid                                   (0.40)   (0.97)   (1.15)   (1.44)   (1.08)     (1.16)
                                                             -------  -------  -------  -------  -------  ---------
Net Asset Value, End of Period                               $ 21.59  $ 21.26  $ 21.60  $ 21.98  $ 21.89    $ 21.09
                                                             -------  -------  -------  -------  -------  ---------
Total Return /(1)/                                              3.44%    2.97%    3.58%    7.38%    9.12%     10.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $ 1,659  $ 1,450  $ 1,938  $ 2,947  $ 1,047    $   341
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.50%    0.50%    0.50%    0.50%    0.50%      0.50%
  Expenses, before waivers and reimbursements                   0.82%    0.80%    0.74%    0.80%    0.99%      1.08%
  Net investment income, net of waivers and reimbursements      3.47%    3.23%    3.29%    4.12%    4.99%      5.62%
  Net investment income, before waivers and reimbursements      3.15%    2.93%    3.05%    3.82%    4.50%      5.04%
Portfolio Turnover Rate                                        41.35%   45.64%   65.88%   89.88%  102.56%    110.97%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX PORTFOLIO

                                                                                    CLASS D
                                                             -------------------------------------------------------
Selected per share data                                       2005    2004   2003 /(3)/   2002  2001 /(3)/ 2000 /(3)/
-----------------------                                      ------  ------  ---------  ------  ---------  ---------
Net Asset Value, Beginning of Period                         $21.24  $21.59    $ 21.97  $21.88    $ 21.04    $ 20.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.35    0.65       0.68    0.71       1.00       1.12
Net realized and unrealized gains (losses)                     0.36   (0.06)      0.07    0.78       0.88       0.83
  Total Income from Investment Operations                      0.71    0.59       0.75    1.49       1.88       1.95
                                                             ------  ------  ---------  ------  ---------  ---------
LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.35)  (0.67)     (0.69)  (0.85)     (1.04)     (1.13)
  From net realized gains                                     (0.03)  (0.27)     (0.44)  (0.55)         -          -
    Total Distributions Paid                                  (0.38)  (0.94)     (1.13)  (1.40)     (1.04)     (1.13)
                                                             ------  ------  ---------  ------  ---------  ---------
Net Asset Value, End of Period                               $21.57  $21.24    $ 21.59  $21.97    $ 21.88    $ 21.04
                                                             ------  ------  ---------  ------  ---------  ---------
Total Return /(1)/                                             3.37%   2.83%      3.42%   7.22%      9.12%      9.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $2,973  $2,837    $ 2,121  $  531    $   229    $   117
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                 0.65%   0.65%      0.65%   0.65%      0.65%      0.65%
   Expenses, before waivers and reimbursements                 0.97%   0.95%      0.89%   0.95%      1.14%      1.23%
   Net investment income, net of waivers and reimbursements    3.32%   3.08%      3.14%   3.97%      4.84%      5.47%
   Net investment income, before waivers and reimbursements    3.00%   2.78%      2.90%   3.67%      4.35%      4.89%
Portfolio Turnover Rate                                       41.35%  45.64%     65.88%  89.88%    102.56%    110.97%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

INTERMEDIATE BOND PORTFOLIO

                                                                                       CLASS A
                                                             ------------------------------------------------------
Selected per share data                                        2005     2004     2003   2002 /(3)/   2001     2000
-----------------------                                      -------  -------  -------  ---------  -------  -------
Net Asset Value, Beginning of Period                         $ 20.48  $ 20.53  $ 20.15    $ 19.83  $ 18.99  $ 18.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.38     0.73     0.68       0.80     1.05     1.26
Net realized and unrealized gains (losses)                        --    (0.05)    0.39       0.33     0.85     0.01
  Total Income from Investment Operations                       0.38     0.68     1.07       1.13     1.90     1.27
                                                             -------  -------  -------  ---------  -------  -------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.38)   (0.73)   (0.69)     (0.81)   (1.06)   (1.26)
    Total Distributions Paid                                   (0.38)   (0.73)   (0.69)     (0.81)   (1.06)   (1.26)
                                                             -------  -------  -------  ---------  -------  -------
Net Asset Value, End of Period                               $ 20.48  $ 20.48  $ 20.53    $ 20.15  $ 19.83  $ 18.99
                                                             -------  -------  -------  ---------  -------  -------
Total Return /(1)/                                              1.87%    3.36%    5.40%      5.80%   10.27%    7.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $42,973  $33,215  $45,728    $45,186  $44,372  $28,950
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36%    0.36%    0.36%      0.36%    0.36%    0.37%/(4)/
  Expenses, before waivers and reimbursements                   0.71%    0.70%    0.67%      0.72%    0.98%    0.94%
  Net investment income, net of waivers and reimbursements      3.82%    3.48%    3.21%      4.05%    5.49%    6.37%
  Net investment income, before waivers and reimbursements      3.47%    3.14%    2.90%      3.69%    4.87%    5.80%
Portfolio Turnover Rate                                       123.37%  140.90%  336.00%    250.64%  254.48%   60.37%

                                                                                       CLASS D
                                                             ------------------------------------------------------
Selected per share data                                        2005     2004     2003   2002 /(3)/   2001     2000
-----------------------                                      -------  -------  -------  ---------  -------  -------
Net Asset Value, Beginning of Period                         $ 20.47  $ 20.52  $ 20.13   $ 19.82   $ 18.96  $ 18.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.35     0.65     0.60      0.73      1.01     1.11
Net realized and unrealized gains (losses)                     (0.02)   (0.05)    0.40      0.32      0.84     0.09
  Total Income from Investment Operations                       0.33     0.60     1.00      1.05      1.85     1.20
                                                             -------  -------  -------  ---------  -------  -------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.34)   (0.65)   (0.61)    (0.74)    (0.99)   (1.19)
    Total Distributions Paid                                   (0.34)   (0.65)   (0.61)    (0.74)    (0.99)   (1.19)
                                                             -------  -------  -------  ---------  -------  -------
Net Asset Value, End of Period                               $ 20.46  $ 20.47  $ 20.52   $ 20.13   $ 19.82  $ 18.96
                                                             -------  -------  -------  ---------  -------  -------
Total Return /(1)/                                              1.68%    3.01%    4.95%     5.41%     9.98%    6.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $   124  $   118  $    96   $    68   $    27  $    27
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75%    0.75%    0.75%     0.75%     0.75%    0.76%/(4)/
  Expenses, before waivers and reimbursements                   1.10%    1.09%    1.06%     1.11%     1.37%    1.33%
  Net investment income, net of waivers and reimbursements      3.43%    3.09%    2.82%     3.66%     5.19%    5.98%
  Net investment income, before waivers and reimbursements      3.08%    2.75%    2.51%     3.30%     4.57%    5.41%
Portfolio Turnover Rate                                       123.37%  140.90%  336.00%   250.64%   254.48%   60.37%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
(4)Expense ratios, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

SHORT-INTERMEDIATE BOND PORTFOLIO

                                                                                         CLASS A
                                                             ----------------------------------------------------------------
Selected per share data                                        2005      2004      2003    2002 /(3)(4)/   2001        2000
-----------------------                                      --------  --------  --------  ------------  ---------  ---------
Net Asset Value, Beginning of Period                         $  18.68  $  18.82  $  18.62      $  18.67   $  18.28   $  18.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.31      0.53      0.52          0.79       1.07       1.36
Net realized and unrealized gains (losses)                      (0.12)    (0.14)     0.23         (0.07)      0.46      (0.13)
  Total Income from Investment Operations                        0.19      0.39      0.75          0.72       1.53       1.23
                                                             --------  --------  --------  ------------  ---------  ---------
LESS DISTRIBUTIONS PAID:
  From net investment income                                    (0.31)    (0.53)    (0.55)        (0.77)     (1.14)     (1.45)
    Total Distributions Paid                                    (0.31)    (0.53)    (0.55)        (0.77)     (1.14)     (1.45)
                                                             --------  --------  --------  ------------  ---------  ---------
Net Asset Value, End of Period                               $  18.56  $  18.68  $  18.82      $  18.62   $  18.67   $  18.28
                                                             --------  --------  --------  ------------  ---------  ---------
Total Return /(1)/                                               1.04%     2.12%     4.01%         3.97%      8.59%      7.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $162,845  $178,519  $165,595      $192,710   $272,003   $248,054
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                    0.36%     0.36%     0.36%         0.36%      0.36%      0.36%
  Expenses, before waivers and reimbursements                    0.56%     0.56%     0.55%         0.62%      0.75%      0.77%
  Net investment income, net of waivers and reimbursements       3.35%     2.85%     2.75%         4.26%      5.77%      7.56%
  Net investment income, before waivers and reimbursements       3.15%     2.65%     2.56%         4.00%      5.38%      7.15%
Portfolio Turnover Rate                                        124.88%   199.57%   257.17%       184.27%    107.31%     48.97%

                                                                                         CLASS D
                                                             ----------------------------------------------------------------
Selected per share data                                        2005      2004      2003    2002 /(3)(4)/ 2001 /(4)/ 2000 /(4)/
-----------------------                                      --------  --------  --------  ------------  ---------  ---------
Net Asset Value, Beginning of Period                         $  18.62  $  18.76  $  18.57      $  18.62   $  18.24   $  18.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.27      0.45      0.45          0.67       0.48       1.31
Net realized and unrealized gains (losses)                      (0.11)    (0.13)     0.22         (0.02)      0.98      (0.16)
  Total Income from Investment Operations                        0.16      0.32      0.67          0.65       1.46       1.15
                                                             --------  --------  --------  ------------  ---------  ---------
LESS DISTRIBUTIONS PAID:
  From net investment income                                    (0.28)    (0.46)    (0.48)        (0.70)     (1.08)     (1.36)
    Total Distributions Paid                                    (0.28)    (0.46)    (0.48)        (0.70)     (1.08)     (1.36)
                                                             --------  --------  --------  ------------  ---------  ---------
Net Asset Value, End of Period                               $  18.50  $  18.62  $  18.76      $  18.57   $  18.62   $  18.24
                                                             --------  --------  --------  ------------  ---------  ---------
Total Return /(1)/                                               0.85%     1.71%     3.61%         3.59%      8.16%      6.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $    281  $    285  $     59      $     65   $     38   $     30
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                    0.75%     0.75%     0.75%         0.75%      0.75%      0.75%
  Expenses, before waivers and reimbursements                    0.95%     0.95%     0.94%         1.01%      1.14%      1.16%
  Net investment income, net of waivers and reimbursements       2.96%     2.46%     2.36%         3.87%      5.38%      7.17%
  Net investment income, before waivers and reimbursements       2.76%     2.26%     2.17%         3.61%      4.99%      6.76%
Portfolio Turnover Rate                                        124.88%   199.57%   257.17%       184.27%    107.31%     48.97%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
(4)Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                                      CLASS A
                                                             ----------------------------------------------------------
Selected per share data                                        2005   2004 /(3)/   2003    2002 /(4)/   2001      2000
-----------------------                                      -------  ---------  --------  ---------  --------  -------
Net Asset Value, Beginning of Period                         $ 19.78   $  20.24  $  20.60   $  20.55  $  19.67  $ 19.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.30       0.48      0.48       0.75      0.97     1.14
Net realized and unrealized gains (losses)                     (0.09)     (0.14)     0.10       0.43      0.95     0.18
  Total Income from Investment Operations                       0.21       0.34      0.58       1.18      1.92     1.32
                                                             -------  ---------  --------  ---------  --------  -------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.31)     (0.50)    (0.55)     (0.80)    (1.04)   (1.13)
  From net realized gains                                          -      (0.30)    (0.39)     (0.33)        -        -
    Total Distributions Paid                                   (0.31)     (0.80)    (0.94)     (1.13)    (1.04)   (1.13)
                                                             -------  ---------  --------  ---------  --------  -------
Net Asset Value, End of Period                               $ 19.68   $  19.78  $  20.24   $  20.60  $  20.55  $ 19.67
                                                             -------  ---------  --------  ---------  --------  -------
Total Return /(1)/                                              1.10%      1.72%     2.92%      5.94%    10.03%    7.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $91,385   $116,558  $121,523   $113,071  $105,605  $90,182
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36%      0.36%     0.36%      0.36%     0.36%    0.36%
  Expenses, before waivers and reimbursements                   0.58%      0.58%     0.56%      0.62%     0.81%    0.81%
  Net investment income, net of waivers and reimbursements      3.08%      2.39%     2.34%      3.68%     5.16%    5.87%
  Net investment income, before waivers and reimbursements      2.86%      2.17%     2.14%      3.42%     4.71%    5.42%
Portfolio Turnover Rate                                       112.45%    206.62%   250.94%    246.91%   171.29%  139.01%

                                                                                      CLASS D
                                                             ----------------------------------------------------------
Selected per share data                                        2005   2004 /(3)/   2003    2002 /(4)/   2001      2000
-----------------------                                      -------  ---------  --------  ---------  --------  -------
Net Asset Value, Beginning of Period                         $ 19.71   $  20.17  $  20.53   $  20.49  $  19.62  $ 19.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.26       0.40      0.40       0.66      0.96     1.08
Net realized and unrealized gains (losses)                     (0.08)     (0.14)     0.11       0.43      0.88     0.17
  Total Income from Investment Operations                       0.18       0.26      0.51       1.09      1.84     1.25
                                                             -------  ---------  --------  ---------  --------  -------
LESS DISTRIBUTIONS PAID :
  From net investment income                                   (0.28)     (0.42)    (0.48)     (0.72)    (0.97)   (1.06)
  From net realized gains                                          -      (0.30)    (0.39)     (0.33)        -        -
    Total Distributions Paid                                   (0.28)     (0.72)    (0.87)     (1.05)    (0.97)   (1.06)
                                                             -------  ---------  --------  ---------  --------  -------
Net Asset Value, End of Period                               $ 19.61   $  19.71  $  20.17   $  20.53  $  20.49  $ 19.62
                                                             -------  ---------  --------  ---------  --------  -------
Total Return /(1)/                                              0.90%      1.37%     2.48%      5.50%     9.59%    6.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $   519   $    717  $  1,646   $  1,502  $    958  $   876
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75%      0.75%     0.75%      0.75%     0.75%    0.75%
  Expenses, before waivers and reimbursements                   0.97%      0.97%     0.95%      1.01%     1.20%    1.20%
  Net investment income, net of waivers and reimbursements      2.69%      2.00%     1.95%      3.29%     4.77%    5.48%
  Net investment income, before waivers and reimbursements      2.47%      1.78%     1.75%      3.03%     4.32%    5.03%
Portfolio Turnover Rate                                       112.45%    206.62%   250.94%    246.91%   171.29%  139.01%

--------
(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)Financial highlights for the year ended were calculated using the average shares outstanding method.
(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2005 (UNAUDITED)

BOND PORTFOLIO

                                                                                      NUMBER OF  VALUE
                                                                                       SHARES    (000S)
                                                                                      --------- -------
PREFERRED STOCK - 1.5%

Agency - 1.5%
  Home Ownership Funding Corp. /(1)(2)/                                                  13,000 $ 4,769
                                                                                                -------
Total Preferred Stock
(Cost $13,000)                                                                                    4,769
                                                                                                -------

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 17.5%

Automobile - 3.2%
  BMW Vehicle Owner Trust, Series 2003-A, Class A4,
   2.53%, 2/25/08                                                                       $ 1,500   1,484
  Capital Auto Receivables Asset Trust, Series 2003-1, Class A3A,
   2.75%, 4/16/07                                                                           863     858
  Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2,
   2.07%, 2/15/11                                                                         1,575   1,537
  Isuzu Auto Owner Trust, Series 2001-1, Class A4,
   5.31%, 1/22/07                                                                             6       6
  Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3,
   3.13%, 5/15/09                                                                         1,350   1,332
  Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3,
   2.01%, 11/15/07                                                                        1,615   1,592
  Triad Auto Receivables Owner Trust, Series 2003-B, Class A3,
   2.48%, 3/12/08                                                                         1,610   1,601
  WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.54%, 11/21/11                                                                        1,700   1,687
                                                                                                -------
                                                                                                 10,097
                                                                                                -------
Commercial Mortgage Services - 10.0%
  Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
   4.18%, 11/10/41                                                                        1,865   1,855
  Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5,
   4.81%, 12/10/42                                                                        2,155   2,181
  Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31                                                                         3,000   3,342
  Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4,
   5.29%, 4/15/40                                                                         1,830   1,930
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37                                                                         2,105   2,293
  DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
   6.24%, 11/12/31                                                                          800     848
  DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
   6.46%, 3/10/32                                                                         1,400   1,499
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37                                                                         2,121   2,116
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46                                                                         1,820   1,842
  LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
   6.48%, 2/18/30                                                                         2,045   2,146
  LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A2,
   4.19%, 8/15/29                                                                         1,865   1,857
  Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
   4.07%, 10/12/41                                                                        1,915   1,896
  Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
   6.66%, 2/15/33                                                                         2,675   2,956
  Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
   6.39%, 7/15/33                                                                         2,290   2,518
  Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
   5.13%, 8/15/35                                                                         2,095   2,163
                                                                                                -------
                                                                                                 31,442
                                                                                                -------
Credit Card - 1.3%
  Bank One Issuance Trust, Series 2003-A9, Class A9,
   3.86%, 6/15/11                                                                         1,520   1,513
  Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,
   3.50%, 8/16/10                                                                         1,290   1,269

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 17.5% - CONTINUED

Credit Card - 1.3% - (continued)
  Fleet Credit Card Master Trust II, Series 2002-C, Class A,
   2.75%, 4/15/08                                                                     $  1,410  $ 1,406
                                                                                                -------
                                                                                                  4,188
                                                                                                -------
Home Equity - 2.0%

  Advanta Mortgage Loan Trust, Series 2000-1, Class A4,
   8.61%, 3/25/28                                                                           140     143
  Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF2,
   3.08%, 8/25/33                                                                         1,300   1,289
  GMAC Mortgage Corp. Loan Trust, Series 2004-HE5, Class A2,
   3.69%, 9/25/34                                                                         1,055   1,048
  Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI3,
   3.58%, 3/25/28                                                                         2,000   1,993
  Residential Asset Mortgage Products, Inc., Series 2004-RS5, Class AI3,
   4.48%, 9/25/29                                                                         1,800   1,805
                                                                                                -------
                                                                                                  6,278
                                                                                                -------
Whole Loan - 1.0%
  PNC Mortgage Securities Corp., Collateral Strip Rate, Series 1996-PR1,
   Class A, /(1)/
   0.00%, 4/28/27                                                                            40      40
  Washington Mutual, Inc., Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                                                         3,320   3,269
                                                                                                -------
                                                                                                  3,309
                                                                                                -------
Total Asset-Backed Securities
(Cost $55,665)                                                                                   55,314
                                                                                                -------
CORPORATE BONDS - 28.8%

Auto Manufacturers - 1.1%
  DaimlerChrysler NA Holding Corp.,                                                       1,700   1,664
   4.05%, 6/4/08
   6.50%, 11/15/13 +                                                                      1,700   1,801
                                                                                                -------
                                                                                                  3,465
                                                                                                -------
Banks - 1.0%

  BAC Capital Trust VI,
   5.63%, 3/8/35                                                                          1,250   1,281
  RBS Capital Trust III,
   5.51%, 9/30/49                                                                         1,890   1,950
                                                                                                -------
                                                                                                  3,231
                                                                                                -------
Diversified Financial Services - 18.3%

  Allstate Life Global Funding Trusts,
   4.50%, 5/29/09                                                                         1,760   1,781
  American General Finance Corp., +
   4.00%, 3/15/11                                                                         2,250   2,168
  Capital One Bank,
   4.88%, 5/15/08                                                                         2,010   2,031
  Citigroup, Inc.,
   3.10%, 6/9/09                                                                          3,150   3,153
   5.85%, 12/11/34 +                                                                      1,410   1,538
  Dow Jones CDX HY, Series 4-T1, /(1)(2)/+
   8.25%, 6/29/10                                                                         3,250   3,226
  Dow Jones CDX HY, Series 4-T2, /(1)(2)/
   6.75%, 6/29/10                                                                         1,650   1,638
  Ford Motor Credit Co.,
   5.70%, 1/15/10                                                                           975     887
  General Electric Capital Corp.,
   4.13%, 3/4/08                                                                          4,105   4,104
   6.75%, 3/15/32                                                                         1,990   2,436
  General Motors Acceptance Corp.,
   4.05%, 1/16/07                                                                         3,750   3,609
  Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                                                                         3,410   3,790
   6.35%, 2/15/34 +                                                                       1,250   1,338
  HSBC Finance Corp.,
   3.48%, 5/10/10                                                                         3,150   3,148
  International Lease Finance Corp., +
   4.63%, 6/2/08                                                                          2,300   2,301
  JP Morgan Chase Capital XV, +
   5.88%, 3/15/35                                                                         1,645   1,668
  Lehman Brothers Holdings, Inc., +
   4.25%, 1/27/10                                                                         1,800   1,787
  Merrill Lynch & Co, Inc.,
   3.44%, 2/5/10                                                                          3,150   3,152
  Morgan Stanley,
   4.75%, 4/1/14                                                                          1,125   1,108
  Nelnet, Inc.,
   5.13%, 6/1/10                                                                          1,710   1,714

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
CORPORATE BONDS - 28.8% - CONTINUED

Diversified Financial Services - 18.3% - (continued)
  Power Receivable Finance LLC, /(1)(2)/
   6.29%, 1/1/12                                                                        $ 1,438 $ 1,496
  TRAINS, /(2)/+
   8.21%, 8/1/15                                                                          9,000   9,540
                                                                                                -------
                                                                                                 57,613
                                                                                                -------
Electric - 1.2%
  Appalachian Power Co.,
   3.60%, 5/15/08                                                                           520     509
  Power Contract Financing LLC, /(1)(2)/
   5.20%, 2/1/06                                                                            362     365
  Public Service Electric & Gas,
   4.00%, 11/1/08                                                                         1,020   1,012
  TXU Energy Co.,
   7.00%, 3/15/13                                                                         1,685   1,859
                                                                                                -------
                                                                                                  3,745
                                                                                                -------
Food - 0.0%
  Dole Food Co., Inc., +
   8.88%, 3/15/11                                                                            40      43
                                                                                                -------
Home Builders - 0.5%
  KB Home, +
   5.75%, 2/1/14                                                                          1,700   1,669
                                                                                                -------
Insurance - 0.7%
  Principal Life Income Funding Trusts, +
   5.10%, 4/15/14                                                                         2,055   2,129
                                                                                                -------
Media - 1.4%
  Time Warner, Inc.,
   6.75%, 4/15/11                                                                         2,735   3,026
  Time Warner Entertainment Co.,
   8.38%, 3/15/23                                                                         1,070   1,368
                                                                                                -------
                                                                                                  4,394
                                                                                                -------
Oil & Gas - 2.0%
  Devon Energy Corp.,
   7.95%, 4/15/32                                                                           635     823
  Devon Financing Corp. ULC,
   6.88%, 9/30/11                                                                           740     823
  Marathon Oil Corp.,
   6.80%, 3/15/32                                                                         1,500   1,709
  Pemex Project Funding Master Trust, +
   7.38%, 12/15/14                                                                        1,230   1,378
  XTO Energy, Inc., +
   5.30%, 6/30/15                                                                         1,600   1,611
                                                                                                -------
                                                                                                  6,344
                                                                                                -------
Real Estate - 0.5%
  EOP Operating LP,
   4.65%, 10/1/10                                                                         1,600   1,592
                                                                                                -------
Telecommunications - 2.1%
  Cingular Wireless Services, Inc.,
   8.75%, 3/1/31                                                                            550     764
  Sprint Capital Corp.,
   7.63%, 1/30/11                                                                           785     893
   6.88%, 11/15/28                                                                        1,385   1,571
   8.75%, 3/15/32                                                                           900   1,237
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12                                                                         2,075   2,189
                                                                                                -------
                                                                                                  6,654
                                                                                                -------
Total Corporate Bonds
(Cost $89,547)                                                                                   90,879
                                                                                                -------
FOREIGN ISSUER BONDS - 2.3%

Oil & Gas - 0.7%

  Anadarko Finance Co.,
   6.75%, 5/1/11                                                                          1,465   1,628
   7.50%, 5/1/31                                                                            490     613
                                                                                                -------
                                                                                                  2,241
                                                                                                -------
Telecommunications - 1.6%

  America Movil S.A. de CV,
   6.38%, 3/1/35                                                                            965     939
  Royal KPN N.V.,
   8.00%, 10/1/10                                                                           925   1,071
  Telecom Italia Capital S.A., +
   5.25%, 11/15/13                                                                        1,020   1,033
  Telefonos de Mexico S.A. de CV, /(1)(2)/
   4.75%, 1/27/10                                                                         1,955   1,943
                                                                                                -------
                                                                                                  4,986
                                                                                                -------
Total Foreign Issuer Bonds
(Cost $7,198)                                                                                     7,227
                                                                                                -------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

                                                                                    PRINCIPAL
                                                                                     AMOUNT     VALUE
                                                                                     (000S)     (000S)
                                                                                   ----------- --------
U.S. GOVERNMENT AGENCIES - 42.7% /(3)/

Fannie Mae - 37.2%
   3.00%, 3/2/07                                                                   $     1,355 $  1,337
   3.41%, 8/30/07 +                                                                      3,735    3,691
   6.25%, 5/15/29                                                                        1,750    2,129
  Interest Only Stripped Security, Series 278, Class 2,
   8.00%, 8/1/25                                                                             -       65
  Pool #255452,
   5.50%, 10/1/19                                                                        4,228    4,344
  Pool #535982,
   7.50%, 5/1/31                                                                           252      270
  Pool #545437,
   7.00%, 2/1/32                                                                            27       29
  Pool #545757,
   7.00%, 6/1/32                                                                         4,694    4,958
  Pool #585617,
   7.00%, 5/1/31                                                                             1        1
  Pool #703439,
   5.00%, 6/1/18                                                                            94       95
  Pool #725787,
   5.00%, 9/1/19                                                                        11,195   11,331
  Pool #733868,
   6.00%, 12/1/32                                                                        3,117    3,212
  Pool #794575,
   6.00%, 10/1/34                                                                        8,640    8,885
  Pool #814661,
   6.50%, 12/1/31                                                                          819      852
  Pool TBA, /(4)/
   5.50%, 6/12/33                                                                       39,095   39,620
   4.50%, 12/31/49                                                                      11,635   11,580
   5.00%, 12/31/64                                                                      25,090   24,996
                                                                                               --------
                                                                                                117,395
                                                                                               --------
Freddie Mac - 1.3%
   4.30%, 5/5/08                                                                         3,135    3,150
   4.75%, 12/8/10                                                                        1,115    1,119
                                                                                               --------
                                                                                                  4,269
                                                                                               --------
Freddie Mac Gold - 3.1%
  Pool #C00910,
   7.50%, 1/1/30                                                                         1,384    1,486
  Pool #G01781,
   6.50%, 12/1/34                                                                          600      623
  Pool #G01824,
   6.50%, 4/1/35                                                                         7,285    7,564
                                                                                               --------
                                                                                                  9,673
                                                                                               --------
Government National Mortgage Association - 1.1%
  Pool #595091,
   6.00%, 10/15/32                                                                       1,225    1,267
  Pool #627123,
   5.50%, 3/15/34                                                                        2,329    2,381
                                                                                               --------
                                                                                                  3,648
                                                                                               --------
Total U.S. Government Agencies
(Cost $134,240)                                                                                 134,985
                                                                                               --------
U.S. GOVERNMENT OBLIGATIONS - 5.9%

U.S. Treasury Bonds - 5.4%
   8.75%, 8/15/20 +                                                                      3,100    4,632
   6.75%, 8/15/26 +                                                                      9,305   12,288
                                                                                               --------
                                                                                                 16,920
                                                                                               --------
U.S. Treasury Note - 0.5%
   4.00%, 4/15/10 +                                                                      1,580    1,596
                                                                                               --------
Total U.S. Government Obligations
(Cost $18,007)                                                                                   18,516
                                                                                               --------

                                                                                     NUMBER     VALUE
                                                                                    OF SHARES   (000S)
                                                                                   ----------- --------
INVESTMENT COMPANY - 11.5%
   Northern Institutional Funds - Liquid Assets Portfolio /(5)/                     36,298,613   36,299
                                                                                               --------
Total Investment Company
(Cost $36,299)                                                                                   36,299
                                                                                               --------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT     VALUE
                                                                                     (000S)     (000S)
                                                                                    --------- ---------
SHORT-TERM INVESTMENTS - 26.3%

  Barclays Bank, Global Treasury Services, London, Eurodollar Time Deposit,
   3.07%, 6/1/05                                                                     $ 47,949 $  47,949
  FHLB Discount Note,
   3.02%, 6/1/05                                                                       35,156    35,156
                                                                                              ---------
Total Short-Term Investments
(Cost $83,105)                                                                                   83,105
                                                                                              ---------
Total Investments - 136.5%
(Cost $437,061)                                                                                 431,094
                                                                                              ---------
   Liabilities less Other Assets - (36.5)%                                                     (115,177)
                                                                                              ---------
NET ASSETS - 100.0%                                                                           $ 315,917

--------
(1)Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $ 13,477,000 or 4.3% of net assets. Additional information on each holding is as follows:


                                              ACQUISITION
                                 ACQUISITION     COST
SECURITY                            DATE        (000S)
--------                         -----------  -----------
Dow Jones CDX HY, Series 4-T1,
8.25%, 6/29/10                      4/05       $  3,169
Dow Jones CDX HY, Series 4-T2,
6.75%, 6/29/10                      4/05          1,611
Home Ownership Funding Corp.        2/97         13,000
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                    6/01-8/01          38
Power Contract Financing LLC,
5.20%, 2/1/06                       6/03            362
Power Receivable Finance LLC,
6.29%, 1/1/12                       9/03          1,438
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10                      1/05          1,956

(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)When-Issued Security
(5)Investment relates to cash collateral received from portfolio securities loaned.
 + Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the Bond Portfolio was:



QUALITY DISTRIBUTION *   % OF INVESTMENTS
----------------------   ----------------
      AAA                      70.8%
      AA                        6.1
      A                         7.8
      BBB                      10.1
      BB                        4.2
      B or Lower                1.0
                              -----
      Total                   100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

                                                                                      NUMBER OF VALUE
                                                                                       SHARES   (000S)
                                                                                      --------- ------
PREFERRED STOCK - 0.5%

Agency - 0.5%
  Home Ownership Funding Corp. /(1)(2)/                                                   2,000 $  734
                                                                                                ------
Total Preferred Stock
(Cost $1,515)                                                                                      734
                                                                                                ------

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
ASSET-BACKED SECURITIES - 15.8%

Automobile - 2.4%
  BMW Vehicle Owner Trust, Series 2003-A, Class A4,
   2.53%, 2/25/08                                                                      $    500    494
  Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2,
   2.07%, 2/15/11                                                                           570    556
  Honda Auto Receivables Owner Trust, Series 2004-2, Class A3,
   3.30%, 6/16/08                                                                           680    675
  Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3,
   3.13%, 5/15/09                                                                           445    439
  Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3,
   2.01%, 11/15/07                                                                          380    375
  Triad Auto Receivables Owner Trust, Series 2003-B, Class A3,
   2.48%, 3/12/08                                                                           395    393
  WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.54%, 11/21/11                                                                          525    521
                                                                                                ------
                                                                                                 3,453
                                                                                                ------
Commercial Mortgage Services - 9.3%

  Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
   4.18%, 11/10/41                                                                          955    950
  Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5,
   4.81%, 12/10/42                                                                          755    764
  Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31                                                                           415    462
  Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4,
   5.29%, 4/15/40                                                                           560    591
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37                                                                           630    686
  DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
   6.24%, 11/12/31                                                                          310    329
  DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
   6.46%, 3/10/32                                                                           510    546
  GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2,
   4.93%, 7/10/39                                                                           640    656
  Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42                                                                           375    375
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37                                                                           442    441
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3,
   5.38%, 5/15/41                                                                           540    564
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46                                                                           660    668
  LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
   6.48%, 2/18/30                                                                           740    777
  LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A2,
   6.78%, 6/15/31                                                                           480    519
  LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A2,
   4.19%, 8/15/29                                                                           955    951
  Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
   4.07%, 10/12/41                                                                          980    970
  Morgan Stanley Capital I, Series 2005-IQ9, Class A5,
   4.70%, 7/15/56                                                                         1,060  1,066
  Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
   6.66%, 2/15/33                                                                           480    530
  Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
   6.39%, 7/15/33                                                                           640    704

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 15.8% - CONTINUED

Commercial Mortgage Services - 9.3% - (continued)
  Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
   5.13%, 8/15/35                                                                       $   715 $   738
                                                                                                -------
                                                                                                 13,287
                                                                                                -------
Credit Card - 2.1%

  Bank One Issuance Trust, Series 2003-A9, Class A9,
   3.86%, 6/15/11                                                                           605     602
  Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
   2.50%, 4/7/08                                                                            500     495
  Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,
   3.50%, 8/16/10                                                                         1,030   1,014
  Household Affinity Credit Card Master Note Trust I, Series 2003-2, Class A,
   2.18%, 2/15/08                                                                           430     425
  MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6,
   2.75%, 10/15/10                                                                          580     560
                                                                                                -------
                                                                                                  3,096
                                                                                                -------
Home Equity - 1.6%
  Advanta Mortgage Loan Trust, Series 2000-1, Class A4,
   8.61%, 3/25/28                                                                           141     144
  Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A3,
   2.73%, 9/25/24                                                                           280     278
  Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF2,
   3.08%, 8/25/33                                                                           300     297
  GMAC Mortgage Corp. Loan Trust, Series 2004-HE5, Class A2,
   3.69%, 9/25/34                                                                           335     333
  Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI3,
   3.58%, 3/25/28                                                                           385     384
  Residential Asset Mortgage Products, Inc., Series 2004-RS5, Class AI3,
   4.48%, 9/25/29                                                                           520     521
  Residential Asset Securities Corp., Series 2003-KS10, Class AI2,
   2.71%, 5/25/26                                                                           308     307
                                                                                                -------
                                                                                                  2,264
                                                                                                -------
Whole Loan - 0.4%
  PNC Mortgage Securities Corp., Collateral Strip Rate, Series 1996-PR1,
   Class A, /(1)/
   0.00%, 4/28/27                                                                             8       8
  Washington Mutual, Inc., Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                                                           515     507
                                                                                                -------
                                                                                                    515
                                                                                                -------
Total Asset-Backed Securities
(Cost $ 22,720)                                                                                  22,615
                                                                                                -------

CORPORATE BONDS - 24.0%

Agriculture - 0.1%
  Bunge Ltd. Finance Corp.,
   5.88%, 5/15/13                                                                           190     203
                                                                                                -------
Auto Manufacturers - 1.5%
  DaimlerChrysler NA Holding Corp.,
   4.05%, 6/4/08                                                                          1,325   1,298
   6.50%, 11/15/13 +                                                                        800     847
                                                                                                -------
                                                                                                  2,145
                                                                                                -------
Banks - 0.8%
  BAC Capital Trust VI,
   5.63%, 3/8/35                                                                            530     543
  RBS Capital Trust III,
   5.51%, 9/30/49                                                                           525     542
                                                                                                -------
                                                                                                  1,085
                                                                                                -------
Beverages - 0.2%
  Grand Metropolitan Investment Corp.,
   7.45%, 4/15/35                                                                           220     294
                                                                                                -------
Diversified Financial Services - 14.5%
  Allstate Life Global Funding Trusts,
   4.50%, 5/29/09                                                                           515     521

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
CORPORATE BONDS - 24.0% - CONTINUED

Diversified Financial Services - 14.5% - (continued)
  American General Finance Corp., +
   4.00%, 3/15/11                                                                     $     690 $   665
  Capital One Bank,
   4.88%, 5/15/08                                                                           870     879
  Citigroup, Inc.,
   3.10%, 6/9/09                                                                          1,415   1,416
   5.63%, 8/27/12                                                                           470     499
   5.85%, 12/11/34 +                                                                        430     469
  Credit Suisse First Boston USA, Inc.,
   4.63%, 1/15/08                                                                           115     116
   4.13%, 1/15/10 +                                                                         430     425
  Ford Motor Credit Co.,
   5.70%, 1/15/10                                                                           440     400
  General Electric Capital Corp.,
   4.13%, 3/4/08                                                                          3,440   3,439
   6.75%, 3/15/32 +                                                                       1,400   1,714
  Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                                                                         1,155   1,284
   6.35%, 2/15/34                                                                           430     460
  HSBC Finance Corp.,
   3.48%, 5/10/10                                                                         1,415   1,414
   6.38%, 11/27/12                                                                          115     127
   4.75%, 7/15/13                                                                           445     445
  International Lease Finance Corp.,
   2.95%, 5/23/06                                                                            95      94
   3.75%, 8/1/07                                                                            140     139
   4.63%, 6/2/08                                                                            955     956
  JP Morgan Chase Capital XV, +
   5.88%, 3/15/35                                                                           940     953
  JPMorgan Chase & Co., +
   7.13%, 2/1/07                                                                            260     273
  Lehman Brothers Holdings, Inc., +
   4.25%, 1/27/10                                                                           605     601
  Merrill Lynch & Co, Inc.,
   3.44%, 2/5/10                                                                          1,415   1,416
  Morgan Stanley,
   6.10%, 4/15/06                                                                           225     229
   3.63%, 4/1/08                                                                            250     246
   4.75%, 4/1/14                                                                            415     409
  Nelnet, Inc.,
   5.13%, 6/1/10                                                                            750     752
  Power Receivable Finance LLC, /(1)(2)/
   6.29%, 1/1/12                                                                            313     326
                                                                                                -------
                                                                                                 20,667
                                                                                                -------
Electric - 1.0%
  Appalachian Power Co.,
   3.60%, 5/15/08                                                                            85      83
  Columbus Southern Power Co.,
   5.50%, 3/1/13                                                                            150     158
  Consolidated Edison Co. of New York,
   4.88%, 2/1/13                                                                            105     107
  Duke Energy Corp., +
   3.75%, 3/5/08                                                                            125     123
  Power Contract Financing LLC, /(1)(2)/
   5.20%, 2/1/06                                                                             58      59
  Public Service Electric & Gas,
   4.00%, 11/1/08                                                                           250     248
  TXU Energy Co.,
   7.00%, 3/15/13                                                                           585     645
                                                                                                -------
                                                                                                  1,423
                                                                                                -------
Food - 0.6%
  Cadbury Schweppes US Finance LLC, /(1)(2)/
   3.88%, 10/1/08                                                                           255     250
  Kraft Foods, Inc.,
   5.25%, 6/1/07                                                                            595     607
                                                                                                -------
                                                                                                    857
                                                                                                -------
Insurance - 0.7%
  AIG SunAmerica Global Financing X, /(2)/+
   6.90%, 3/15/32                                                                           250     304
  Allstate Corp.,
   6.13%, 12/15/32                                                                          125     140
  Principal Life Income Funding Trusts,
   3.20%, 4/1/09 +                                                                          240     232
   5.10%, 4/15/14                                                                           335     347
                                                                                                -------
                                                                                                  1,023
                                                                                                -------
Media - 0.9%
  Time Warner Entertainment Co.,
   8.38%, 3/15/23                                                                           250     320
  Time Warner, Inc.,
   6.75%, 4/15/11                                                                           855     946
                                                                                                -------
                                                                                                  1,266
                                                                                                -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
CORPORATE BONDS - 24.0% - CONTINUED

Oil & Gas - 1.6%
  ConocoPhillips, +
   5.90%, 10/15/32                                                                    $      70 $    77
  Devon Energy Corp., +
   7.95%, 4/15/32                                                                           170     220
  Devon Financing Corp. ULC,
   6.88%, 9/30/11                                                                           150     167
  Marathon Oil Corp.,
   6.80%, 3/15/32                                                                           620     706
  Pemex Project Funding Master Trust, +
   7.38%, 12/15/14                                                                          345     387
  XTO Energy, Inc., +
   5.30%, 6/30/15                                                                           695     700
                                                                                                -------
                                                                                                  2,257
                                                                                                -------
Pipelines - 0.2%

  Consolidated Natural Gas Co.,
   5.38%, 11/1/06                                                                           270    275
                                                                                                -------
Real Estate - 0.4%
  EOP Operating LP,
   4.65%, 10/1/10                                                                           530    527
                                                                                                -------
Telecommunications - 1.4%
  Cingular Wireless Services, Inc.,
   7.50%, 5/1/07                                                                             50      53
   7.88%, 3/1/11                                                                             50      58
   8.13%, 5/1/12                                                                             25      30
   8.75%, 3/1/31                                                                            150     208
  Sprint Capital Corp.,
   7.63%, 1/30/11                                                                           170     193
   6.88%, 11/15/28                                                                          585     664
   8.75%, 3/15/32                                                                           200     275
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12                                                                           275     290
  Verizon of New England, Inc.,
   6.50%, 9/15/11                                                                           260     284
                                                                                                -------
                                                                                                  2,055
                                                                                                -------
Transportation - 0.1%
  Caliber System, Inc.,
   7.80%, 8/1/06                                                                            160     166
                                                                                                -------
Total Corporate Bonds
(Cost $33,734)                                                                                   34,243
                                                                                                -------
FOREIGN ISSUER BONDS - 2.2%

Banks - 0.1%
  National Westminster Bank PLC,
   7.38%, 10/1/09                                                                           120     135
                                                                                                -------
Oil & Gas - 0.6%
  Anadarko Finance Co.,
   6.75%, 5/1/11                                                                            635     706
   7.50%, 5/1/31                                                                            130     162
                                                                                                -------
                                                                                                    868
                                                                                                -------
Telecommunications - 1.5%
  America Movil S.A. de CV,
   6.38%, 3/1/35                                                                            390     380
  Deutsche Telekom International Finance BV,
   8.75%, 6/15/30                                                                            20      27
  Royal KPN N.V.,
   8.00%, 10/1/10                                                                           250     290
  Telecom Italia Capital S.A., +
   5.25%, 11/15/13                                                                          260     263
  Telefonica Europe BV,
   7.75%, 9/15/10                                                                           270     310
  Telefonos de Mexico S.A. de CV,
   4.50%, 11/19/08                                                                          160     159
   4.75%, 1/27/10 /(1)(2)/                                                                  685     681
                                                                                                -------
                                                                                                  2,110
                                                                                                -------
Total Foreign Issuer Bonds
(Cost $3,103)                                                                                     3,113
                                                                                                -------
U.S. GOVERNMENT AGENCIES - 44.0% /(3)/

Fannie Mae - 39.0%
   3.13%, 7/15/06                                                                         1,485   1,476
   3.00%, 3/2/07                                                                            430     424
   3.41%, 8/30/07 +                                                                       1,350   1,334
   3.25%, 8/15/08 +                                                                         890     872
   4.63%, 10/15/14 +                                                                      1,000   1,021
   6.25%, 5/15/29                                                                           270     329
  Interest Only Stripped Security, Series 278, Class 2,
   8.00%, 8/1/25                                                                              -      13
  Pool #255452,
   5.50%, 10/1/19                                                                         1,871   1,923
  Pool #535714,
   7.50%, 1/1/31                                                                            111     119

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
U.S. GOVERNMENT AGENCIES - 44.0% /(3)/ - CONTINUED

Fannie Mae - 39.0% - (continued)
  Pool #545757,
   7.00%, 6/1/32                                                                      $     670 $   708
  Pool #555599,
   7.00%, 4/1/33                                                                            376     398
  Pool #555797,
   6.50%, 10/1/33                                                                           286     297
  Pool #651897,
   7.00%, 8/1/32                                                                            538     568
  Pool #656035,
   7.50%, 9/1/32                                                                            261     280
  Pool #703439,
   5.00%, 6/1/18                                                                          1,469   1,488
  Pool #712130,
   7.00%, 6/1/33                                                                            170     179
  Pool #725787,
   5.00%, 9/1/19                                                                          3,044   3,081
  Pool #733868,
   6.00%, 12/1/32                                                                           936     964
  Pool #794338,
   6.00%, 9/1/34                                                                          3,815   3,923
  Pool #794575,
   6.00%, 10/1/34                                                                           325     334
  Pool #796371,
   5.00%, 10/1/19                                                                           325     329
  Pool #797773,
   5.00%, 3/1/20                                                                            272     276
  Pool #814661,
   6.50%, 12/1/31                                                                           449     468
  Pool #814782,
   7.00%, 4/1/35                                                                            150     158
  Pool #820374,
   5.50%, 4/1/20                                                                            150     154
  Pool TBA, /(4)/
   5.50%, 9/1/08                                                                         17,675  17,913
   4.50%, 12/31/40                                                                        5,278   5,253
   5.00%, 12/31/49                                                                       11,410  11,367
                                                                                                -------
                                                                                                 55,649
                                                                                                -------
Freddie Mac - 1.3%
   2.88%, 12/15/06                                                                          645     637
   4.30%, 5/5/08                                                                            915     919
   4.75%, 12/8/10                                                                           370     371
                                                                                                -------
                                                                                                  1,927
                                                                                                -------
Freddie Mac Gold - 2.5%
  Pool #G01186,
   7.50%, 2/1/31                                                                             24      26
  Pool #G01781,
   6.50%, 12/1/34                                                                           250     260
  Pool #G01824,
   6.50%, 4/1/35                                                                          3,125   3,245
                                                                                                -------
                                                                                                  3,531
                                                                                                -------
Government National Mortgage Association - 1.2%
  Pool #595091,
   6.00%, 10/15/32                                                                          606     627
  Pool #604183,
   5.50%, 4/15/33                                                                           104     106
  Pool #627123,
   5.50%, 3/15/34                                                                           858     877
  Pool #633627,
   5.50%, 9/15/34                                                                           121     124
                                                                                                -------
                                                                                                  1,734
                                                                                                -------
Total U.S. Government Agencies
(Cost $62,565)                                                                                   62,841
                                                                                                -------
U.S. GOVERNMENT OBLIGATIONS - 9.0%

U.S. Treasury Bonds - 6.3%
   8.13%, 8/15/19 +                                                                         275     387
   8.75%, 8/15/20 +                                                                       2,933   4,383
   7.88%, 2/15/21 +                                                                          70      98
   6.25%, 8/15/23 +                                                                         260     320
   6.75%, 8/15/26 +                                                                       2,841   3,752
                                                                                                -------
                                                                                                  8,940
                                                                                                -------
U.S. Treasury Notes - 2.7%
   2.25%, 4/30/06 +                                                                         285     282
   3.75%, 5/15/08 +                                                                       1,130   1,133
   3.63%, 1/15/10 +                                                                       1,000     995
   4.00%, 4/15/10 +                                                                         610     617
   4.00%, 2/15/15 +                                                                         821     819
                                                                                                -------
                                                                                                  3,846
                                                                                                -------
Total U.S. Government Obligations
(Cost $12,528)                                                                                   12,786
                                                                                                -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      NUMBER OF   VALUE
                                                                                       SHARES     (000S)
                                                                                     ----------- --------
INVESTMENT COMPANY - 8.2%

  Northern Institutional Funds - Liquid Assets Portfolio /(5)/                        11,651,434 $ 11,651
                                                                                                 --------
Total Investment Company
(Cost $11,651)                                                                                     11,651
                                                                                                 --------

                                                                                      PRINCIPAL
                                                                                       AMOUNT     VALUE
                                                                                       (000S)     (000S)
                                                                                     ----------- --------
SHORT-TERM INVESTMENTS - 28.9%

  Barclays Bank, Global Treasury Services, London, Eurodollar Time Deposit,
   3.07%, 6/1/05                                                                     $    21,346   21,346
  FHLB Discount Note,
   3.02%, 6/1/05                                                                          19,960   19,960
                                                                                                 --------
Total Short-Term Investments
(Cost $41,306)                                                                                     41,306
                                                                                                 --------
Total Investments - 132.6%
(Cost $189,122)                                                                                   189,289
                                                                                                 --------
  Liabilities less Other Assets - (32.6)%                                                         (46,492)
                                                                                                 --------
NET ASSETS - 100.0%                                                                              $142,797

--------
(1)Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $2,058,000 or 1.4% of net assets. Additional information on each holding is as follows:


                                              ACQUISITION
                                  ACQUISITION    COST
SECURITY                             DATE       (000S)
--------                          ----------- -----------

Cadbury Schweppes US Finance LLC,
3.88%, 10/1/08                       9/03       $  254
Home Ownership Funding Corp.         3/01        1,515
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                     3/01-4/05         7
Power Contract Financing LLC,
5.20%, 2/1/06                        6/03           58
Power Receivable Finance LLC,
6.29%, 1/1/12                        9/03          313
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10                       1/05          685

(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)When-Issued Security
(5)Investment relates to cash collateral received from portfolio securities loaned.
 + Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the Core Bond Portfolio was:

QUALITY DISTRIBUTION * % OF INVESTMENTS
---------------------- ----------------
        AAA                  77.1%
        AA                    6.7
        A                     9.1
        BBB                   7.1
                            -----
        Total               100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO

                                                                                      PRINCIPAL
                                                                                       AMOUNT     VALUE
                                                                                       (000S)     (000S)
                                                                                     ----------- --------
U.S. GOVERNMENT OBLIGATIONS - 99. 5%

U.S. Treasury Bonds - 29.0%
   14.00%, 11/15/11                                                                  $       660 $    757
   12.50%, 8/15/14                                                                         1,000    1,337
   7.25%, 5/15/16 +                                                                        1,000    1,273
   9.00%, 11/15/18                                                                           700    1,040
   8.13%, 8/15/19 +                                                                          900    1,266
   8.75%, 8/15/20 +                                                                        1,000    1,495
   8.00%, 11/15/21 +                                                                       1,100    1,571
   6.25%, 8/15/23 +                                                                        1,100    1,355
   6.50%, 11/15/26 +                                                                       1,000    1,288
   6.13%, 11/15/27 +                                                                         700      870
   5.25%, 2/15/29 +                                                                          900    1,011
   6.25%, 5/15/30 +                                                                          500      640
                                                                                                 --------
                                                                                                   13,903
                                                                                                 --------
U.S. Treasury Notes - 70.5%
   7.00%, 7/15/06                                                                          1,900    1,973
   2.38%, 8/31/06                                                                          1,100    1,085
   3.50%, 11/15/06 +                                                                       2,000    2,000
   6.25%, 2/15/07 +                                                                        3,100    3,239
   4.38%, 5/15/07 +                                                                        1,750    1,776
   6.13%, 8/15/07 +                                                                        1,800    1,896
   3.00%, 2/15/08 +                                                                        1,900    1,870
   2.63%, 5/15/08 +                                                                          500      486
   5.63%, 5/15/08 +                                                                        1,000    1,055
   3.13%, 10/15/08 +                                                                         900      884
   4.75%, 11/15/08 +                                                                       1,400    1,448
   3.00%, 2/15/09                                                                            600      586
   3.88%, 5/15/09                                                                            500      503
   3.63%, 7/15/09 +                                                                          500      498
   6.00%, 8/15/09 +                                                                          500      544
   3.38%, 10/15/09                                                                         1,700    1,676
   3.50%, 2/15/10 +                                                                          800      791
   6.50%, 2/15/10 +                                                                          900    1,006
   3.88%, 5/15/10 +                                                                        1,500    1,508
   5.75%, 8/15/10 +                                                                          575      628
   5.00%, 2/15/11 +                                                                        1,000    1,062
   4.88%, 2/15/12 +                                                                          850      903
   4.00%, 11/15/12 +                                                                       1,400    1,419
   3.63%, 5/15/13 +                                                                        1,150    1,132
   4.25%, 11/15/13 +                                                                       1,350    1,378
   4.75%, 5/15/14                                                                          1,150    1,215
   4.00%, 2/15/15 +                                                                        1,200    1,197
                                                                                                 --------
                                                                                                   33,758
                                                                                                 --------
Total U.S. Government Obligations
(Cost $46,824)                                                                                     47,661
                                                                                                 --------

                                                                                      NUMBER OF   VALUE
                                                                                       SHARES     (000S)
                                                                                     ----------- --------
INVESTMENT COMPANY - 27.3%

   Northern Institutional Funds - Liquid Assets Portfolio /(1)/                       13,100,021   13,100
                                                                                                 --------
Total Investment Company
(Cost $13,100)                                                                                     13,100
                                                                                                 --------

                                                                                      PRINCIPAL
                                                                                       AMOUNT     VALUE
                                                                                       (000S)     (000S)
                                                                                     ----------- --------
SHORT-TERM INVESTMENT - 0.4%

  FHLB Discount Note,
   3.02%, 6/1/05                                                                     $       185      185
                                                                                                 --------
Total Short-Term Investment
(Cost $185)                                                                                           185
                                                                                                 --------
Total Investments - 127.2%
(Cost $60,109)                                                                                     60,946
                                                                                                 --------
   Liabilities less Other Assets - (27.2)%                                                        (13,018)
                                                                                                 --------
NET ASSETS - 100.0%                                                                              $ 47,928

--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
 +  Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the U.S. Treasury Index Portfolio was:

QUALITY DISTRIBUTION * % OF INVESTMENTS
---------------------- ----------------

        AAA+                100.0%
                            -----
        Total               100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)

INTERMEDIATE BOND PORTFOLIO

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
ASSET-BACKED SECURITIES - 17.0%

Automobile - 2.5%
  BMW Vehicle Owner Trust, Series 2003-A, Class A3,
   1.94%, 2/25/07                                                                     $      23 $   23
  Capital Auto Receivables Asset Trust, Series 2002-4, Class A4,
   2.64%, 3/17/08                                                                           193    191
  Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2,
   2.07%, 2/15/11                                                                           170    166
  Honda Auto Receivables Owner Trust, Series 2004-2, Class A3,
   3.30%, 6/16/08                                                                           170    169
  Isuzu Auto Owner Trust, Series 2001-1, Class A4,
   5.31%, 1/22/07                                                                             8      8
  Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3,
   3.13%, 5/15/09                                                                           135    133
  Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3,
   2.01%, 11/15/07                                                                          170    168
  WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.54%, 11/21/11                                                                          235    233
                                                                                                ------
                                                                                                 1,091
                                                                                                ------
Commercial Mortgage Services - 9.9%
  Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
   4.18%, 11/10/41                                                                          255    254
  Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5,
   4.81%, 12/10/42                                                                          235    238
  Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31                                                                           505    563
  Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
   6.64%, 1/17/32                                                                           460    497
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37                                                                           120    131
  DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
   6.24%, 11/12/31                                                                          295    313
  DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
   6.46%, 3/10/32                                                                           155    166
  Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42                                                                           115    115
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37                                                                           170    169
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3,
   5.38%, 5/15/41                                                                           210    219
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46                                                                           195    197
  LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
   6.48%, 2/18/30                                                                           220    231
  LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A2,
   6.78%, 6/15/31                                                                            75     81
  LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A2,
   4.19%, 8/15/29                                                                           255    254
  Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
   4.07%, 10/12/41                                                                          265    262
  Morgan Stanley Capital I, Series 2005-IQ9, Class A5,
   4.70%, 7/15/56                                                                           315    317
  Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
   6.39%, 7/15/33                                                                           125    137
  Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
   5.13%, 8/15/35                                                                           115    119
                                                                                                ------
                                                                                                 4,263
                                                                                                ------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  INTERMEDIATE BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
ASSET-BACKED SECURITIES - 17.0% - CONTINUED

Credit Card - 2.7%
  Bank One Issuance Trust, Series 2002-A4, Class A4,
   2.94%, 6/16/08                                                                       $   210 $  210
  Bank One Issuance Trust, Series 2003-A9, Class A9,
   3.86%, 6/15/11                                                                            20     20
  Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3,
   3.10%, 3/10/10                                                                           245    239
  Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
   2.50%, 4/7/08                                                                            345    341
  Fleet Credit Card Master Trust II, Series 2002-C, Class A,
   2.75%, 4/15/08                                                                           175    175
  MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6,
   2.75%, 10/15/10                                                                          200    193
                                                                                                ------
                                                                                                 1,178
                                                                                                ------
Home Equity - 1.5%
  Advanta Mortgage Loan Trust, Series 2000-1, Class A4,
   8.61%, 3/25/28                                                                            36     37
  Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF2,
   3.08%, 8/25/33                                                                            80     79
  Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI3,
   3.58%, 3/25/28                                                                           160    159
  Residential Asset Mortgage Products, Inc., Series 2004-RS5, Class AI3,
   4.48%, 9/25/29                                                                           220    221
  Residential Asset Securities Corp., Series 2003-KS10, Class AI2,
   2.71%, 5/25/26                                                                           127    127
                                                                                                ------
                                                                                                   623
                                                                                                ------
Whole Loan - 0.4%
  Washington Mutual, Inc., Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                                                           190    187
                                                                                                ------
Total Asset-Backed Securities
(Cost $7,374)                                                                                    7,342
                                                                                                ------
CORPORATE BONDS - 31.7%

Agriculture - 0.2%
  Bunge Ltd. Finance Corp.,
   5.88%, 5/15/13                                                                            70     75
                                                                                                ------
Auto Manufacturers - 1.3%
  DaimlerChrysler NA Holding Corp.,
   4.05%, 6/4/08                                                                            305    299
   6.50%, 11/15/13                                                                          245    259
                                                                                                ------
                                                                                                   558
                                                                                                ------
Banks - 0.5%
  RBS Capital Trust III,
   5.51%, 9/30/49                                                                           205    212
                                                                                                ------
Diversified Financial Services - 16.7%

  Allstate Life Global Funding Trusts,
   4.50%, 5/29/09                                                                           205    207
  American General Finance Corp., +
   4.00%, 3/15/11                                                                           315    304
  Capital One Bank, +
   4.88%, 5/15/08                                                                           270    273
  Caterpillar Financial Services Corp., +
   4.15%, 1/15/10                                                                           205    203
  Citigroup, Inc.,
   5.50%, 8/9/06                                                                            350    356
   3.10%, 6/9/09                                                                            430    430
   5.63%, 8/27/12                                                                           190    202
  Credit Suisse First Boston USA, Inc.,
   4.63%, 1/15/08                                                                           160    162
   4.13%, 1/15/10 +                                                                         120    119
   6.50%, 1/15/12                                                                            95    105
   5.50%, 8/15/13 +                                                                          40     42
  Ford Motor Credit Co.,
   5.70%, 1/15/10                                                                           215    196
  General Electric Capital Corp., +
   4.13%, 3/4/08                                                                            200    200
  Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                                                                           460    511
   5.00%, 10/1/14                                                                           135    136
  HSBC Finance Corp.,
   3.48%, 5/10/10                                                                           430    430
   6.38%, 11/27/12                                                                          190    210

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
CORPORATE BONDS - 31.7% - CONTINUED

Diversified Financial Services - 16.7% - (continued)
  International Lease Finance Corp.,
   2.95%, 5/23/06                                                                      $     55 $   54
   3.75%, 8/1/07                                                                            105    104
   4.63%, 6/2/08                                                                            295    295
  JPMorgan Chase & Co.,
   7.13%, 2/1/07                                                                            125    131
   5.13%, 9/15/14 +                                                                         620    632
  Lehman Brothers Holdings, Inc., +
   4.25%, 1/27/10                                                                           195    194
  Merrill Lynch & Co, Inc.,
   3.44%, 2/5/10                                                                            430    430
   5.00%, 1/15/15 +                                                                         375    382
  Morgan Stanley, +
   6.10%, 4/15/06                                                                           125    127
   4.75%, 4/1/14                                                                            450    443
  Nelnet, Inc.,
   5.13%, 6/1/10                                                                            230    231
  Power Receivable Finance LLC, /(1)(2)/
   6.29%, 1/1/12                                                                             83     86
                                                                                                ------
                                                                                                 7,195
                                                                                                ------
Electric - 1.3%
  Appalachian Power Co.,
   3.60%, 5/15/08                                                                            75     73
  Columbus Southern Power Co.,
   5.50%, 3/1/13                                                                             70     74
  Duke Energy Corp., +
   3.75%, 3/5/08                                                                             75     74
  Power Contract Financing LLC, /(1)(2)/
   5.20%, 2/1/06                                                                             22     23
  Public Service Electric & Gas,
   4.00%, 11/1/08                                                                            95     94
  TXU Energy Co.,
   7.00%, 3/15/13                                                                           185    204
                                                                                                ------
                                                                                                   542
                                                                                                ------
Food - 0.7%
  Cadbury Schweppes US Finance LLC, /(1)(2)/
   3.88%, 10/1/08                                                                            70     69
  Kraft Foods, Inc.,
   5.25%, 6/1/07                                                                            215    219
                                                                                                ------
                                                                                                   288
                                                                                                ------
Home Builders - 0.3%
  KB Home,
   5.75%, 2/1/14                                                                            130    128
                                                                                                ------
Insurance - 0.5%
  Principal Life Income Funding Trusts,
   3.20%, 4/1/09                                                                            110    106
   5.10%, 4/15/14                                                                           115    119
                                                                                                ------
                                                                                                   225
                                                                                                ------
Media - 1.0%
  Time Warner, Inc.,
   6.75%, 4/15/11                                                                           400    442
                                                                                                ------
Miscellaneous Manufacturing - 2.8%
  General Electric Co.,
   5.00%, 2/1/13                                                                          1,175  1,208
                                                                                                ------
Oil & Gas - 1.4%
  Devon Financing Corp. ULC,
   6.88%, 9/30/11                                                                           125    139
  Pemex Project Funding Master Trust, +
   7.38%, 12/15/14                                                                          220    247
  XTO Energy, Inc.,
   5.30%, 6/30/15                                                                           215    216
                                                                                                ------
                                                                                                   602
                                                                                                ------
Pipelines - 0.7%
  Consolidated Natural Gas Co.,
   5.38%, 11/1/06                                                                           130    132
  Duke Capital LLC,
   5.50%, 3/1/14                                                                            180    185
                                                                                                ------
                                                                                                   317
                                                                                                ------
Real Estate - 0.4%
  EOP Operating LP,
   4.65%, 10/1/10                                                                           155    154
                                                                                                ------
Savings & Loans - 0.3%
  Washington Mutual Bank FA, +
   5.13%, 1/15/15                                                                           110    111
                                                                                                ------
Telecommunications - 3.5%
  Cingular Wireless Services, Inc.,
   7.88%, 3/1/11                                                                            150    174
   8.13%, 5/1/12                                                                            200    239
  Sprint Capital Corp., +
   8.38%, 3/15/12                                                                           360    432
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12                                                                           230    243

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- -------
CORPORATE BONDS - 31.7% - CONTINUED

Telecommunications - 3.5% - (continued)
  Verizon of New England, Inc., +
   6.50%, 9/15/11                                                                     $     405 $   441
                                                                                                -------
                                                                                                  1,529
                                                                                                -------
Transportation - 0.1%
  Caliber System, Inc.,
   7.80%, 8/1/06                                                                             55      57
                                                                                                -------
Total Corporate Bonds
(Cost $13,511)                                                                                   13,643
                                                                                                -------
FOREIGN ISSUER BONDS - 2.3%

Banks - 0.2%
  National Westminster Bank PLC,
   7.38%, 10/1/09                                                                            80      90
                                                                                                -------
Oil & Gas - 0.5%
  Anadarko Finance Co.,
   6.75%, 5/1/11                                                                            195     217
                                                                                                -------
Telecommunications - 1.6%
  Royal KPN N.V.,
   8.00%, 10/1/10                                                                           100     116
  Telecom Italia Capital S.A.,
   5.25%, 11/15/13                                                                          130     131
  Telefonica Europe BV,
   7.75%, 9/15/10                                                                           125     144
  Telefonos de Mexico S.A. de CV,
   4.50%, 11/19/08                                                                          110     109
   4.75%, 1/27/10 /(1)(2)/                                                                  210     209
                                                                                                -------
                                                                                                    709
                                                                                                -------
Total Foreign Issuer Bonds
(Cost $1,013)                                                                                     1,016
                                                                                                -------
U.S. GOVERNMENT AGENCIES - 22.2% /(3)/

Fannie Mae - 13.1%
   3.13%, 7/15/06                                                                           720     716
   2.38%, 2/15/07 +                                                                         520     508
   3.00%, 3/2/07                                                                            405     399
   3.41%, 8/30/07                                                                         1,110   1,097
   4.30%, 5/5/08                                                                            325     326
   4.00%, 1/26/09                                                                           440     439
  Pool TBA, /(4)/
   5.50%, 9/1/08                                                                          2,135   2,164
                                                                                                -------
                                                                                                  5,649
                                                                                                -------
Federal Home Loan Bank - 0.8%
   3.50%, 1/18/07                                                                           330     329
                                                                                                -------
Freddie Mac - 8.3%
   2.88%, 12/15/06                                                                          470     464
   4.88%, 3/15/07 +                                                                         715     729
   4.30%, 5/5/08                                                                          1,460   1,467
   4.75%, 12/8/10                                                                           315     316
   4.50%, 1/15/15 +                                                                         600     609
                                                                                                -------
                                                                                                  3,585
                                                                                                -------
Total U.S. Government Agencies
(Cost $9,563)                                                                                     9,563
                                                                                                -------
U.S. GOVERNMENT OBLIGATIONS - 21.8%

U.S. Treasury Notes - 21.8%
   2.25%, 4/30/06 +                                                                         430     426
   2.88%, 11/30/06 +                                                                      2,000   1,981
   2.75%, 8/15/07 +                                                                         750     736
   3.75%, 5/15/08 +                                                                         900     902
   4.00%, 4/15/10 +                                                                       3,003   3,034
   4.00%, 2/15/15 +                                                                       2,310   2,305
                                                                                                -------
                                                                                                  9,384
                                                                                                -------
Total U.S. Government Obligations
(Cost $9,351)                                                                                     9,384
                                                                                                -------

                                                                                      NUMBER OF  VALUE
                                                                                       SHARES    (000S)
                                                                                      --------- -------
INVESTMENT COMPANY - 27.3%

  Northern Institutional Funds - Liquid Assets Portfolio /(5)/                       11,787,677  11,788
                                                                                                -------
Total Investment Company
(Cost $11,788)                                                                                   11,788
                                                                                                -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- --------
SHORT-TERM INVESTMENT - 10.9%

  Barclays Bank, Global Treasury Services, London, Eurodollar Time Deposit,
   3.07%, 6/1/05                                                                      $   4,684 $  4,684
                                                                                                --------
Total Short-Term Investment
(Cost $4,684)                                                                                      4,684
                                                                                                --------
Total Investments - 133.2%
(Cost $57,284)                                                                                    57,420
                                                                                                --------
  Liabilities less Other Assets - (33.2)%                                                        (14,323)
                                                                                                --------
NET ASSETS - 100.0%                                                                             $ 43,097

--------
(1)Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $387,000 or 0.9% of net assets. Additional information on each holding is as follows:



                                              ACQUISITION
                                  ACQUISITION    COST
SECURITY                             DATE       (000S)
--------                          ----------- -----------
Cadbury Schweppes US Finance LLC,
3.88%, 10/1/08                       9/03        $ 70
Power Contract Financing LLC,
5.20%, 2/1/06                        6/03          22
Power Receivable Finance LLC,
6.29%, 1/1/12                        9/03          83
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10                       1/05         210

(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)When-Issued Security
(5)Investment relates to cash collateral received from portfolio securities loaned.

 + Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the Intermediate Bond Portfolio was:

QUALITY DISTRIBUTION * % OF INVESTMENTS
---------------------- ----------------
        AAA                  69.0%
        AA                    9.3
        A                    13.3
        BBB                   8.1
        BB                    0.3
                            -----
        Total               100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE BOND PORTFOLIO

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 13.1%

Automobile - 2.5%
  Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
   2.88%, 10/8/09                                                                     $     580 $   573
  Daimler Chrysler Auto Trust, Series 2003-B, Class A4,
   2.86%, 3/9/09                                                                          1,100   1,082
  Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2,
   2.07%, 2/15/11                                                                           740     722
  Honda Auto Receivables Owner Trust, Series 2004-2, Class A3,
   3.30%, 6/16/08                                                                           810     804
  WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.54%, 11/21/11                                                                          790     784
                                                                                                -------
                                                                                                  3,965
                                                                                                -------
Commercial Mortgage Services - 5.8%
  DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
   6.24%, 11/12/31                                                                        1,065   1,129
  DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
   6.46%, 3/10/32                                                                           645     691
  Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42                                                                           475     475
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37                                                                           625     624
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46                                                                           830     840
  LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
   6.48%, 2/18/30                                                                           910     955
  Prudential Securities Secured Financing Corp., Series 1998-C1, Class A1B,
   6.51%, 7/15/08                                                                         4,460   4,699
                                                                                                -------
                                                                                                  9,413
                                                                                                -------
Home Equity - 3.3%

  Advanta Mortgage Loan Trust, Series 2000-1, Class A4,
   8.61%, 3/25/28                                                                           140     143
  Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF2,
   3.08%, 8/25/33                                                                           370     367
  Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF2,
   2.66%, 10/25/33                                                                        1,500   1,492
  EQCC Trust, Series 2002-1, Class 2A,
   3.39%, 11/25/31                                                                          576     577
  GMAC Mortgage Corp. Loan Trust, Series 2004-HE5, Class A2,
   3.69%, 9/25/34                                                                           480     477
  Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI3,
   3.58%, 3/25/28                                                                           575     573
  Residential Asset Mortgage Products, Inc., Series 2004-RS5, Class AI3,
   4.48%, 9/25/29                                                                           815     817
  Residential Asset Securities Corp., Series 2003-KS10, Class AI2,
   2.71%, 5/25/26                                                                           989     986
                                                                                                -------
                                                                                                  5,432
                                                                                                -------
Whole Loan - 1.5%

  PNC Mortgage Securities Corp., Collateral Strip Rate, Series 1996-PR1, Class A,/(1)/
   0.00%, 4/28/27                                                                            14      14
  Prudential Home Mortgage Securities, Series 1993-60, Class A3,
   6.75%, 12/25/23                                                                          324     323
  Washington Mutual, Inc., Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                                                           880     866
  Washington Mutual, Inc., Series 2003-AR12, Class A3,
   3.36%, 2/25/34                                                                         1,295   1,290
                                                                                                -------
                                                                                                  2,493
                                                                                                -------
Total Asset-Backed Securities
(Cost $21,516)                                                                                   21,303
                                                                                                 ------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- -------

CORPORATE BONDS - 32.1%

Auto Manufacturers - 1.5%
  DaimlerChrysler NA Holding Corp.,
   7.20%, 9/1/09                                                                      $   2,230 $ 2,402
                                                                                                -------
Commercial Services - 0.3%
  Cendant Corp.,
   6.25%, 1/15/08                                                                           500     520
                                                                                                -------
Diversified Financial Services - 22.2%
  Allstate Life Global Funding Trusts, +
   3.85%, 1/25/08                                                                         1,020   1,011
  American General Finance Corp.,
   4.00%, 3/15/11                                                                           885     853
  Associates Corp. of NA,
   6.25%, 11/1/08                                                                           950   1,012
  Bear Stearns Cos. (The), Inc.,
   4.00%, 1/31/08                                                                         1,000     995
  Capital One Bank,
   4.88%, 5/15/08                                                                         1,040   1,051
  Citigroup, Inc.,
   5.50%, 8/9/06                                                                          2,000   2,034
   3.10%, 6/9/09                                                                          1,635   1,637
  Credit Suisse First Boston USA, Inc.,
   4.63%, 1/15/08                                                                         1,770   1,789
  Ford Motor Credit Co.,
   5.70%, 1/15/10                                                                           870     791
  General Electric Capital Corp., +
   4.13%, 3/4/08                                                                            835     835
   3.75%, 12/15/09                                                                        5,465   5,352
  Goldman Sachs Group, Inc., +
   4.13%, 1/15/08                                                                         1,500   1,499
  HSBC Finance Corp.,
   4.63%, 1/15/08                                                                         1,820   1,839
   3.48%, 5/10/10                                                                         1,635   1,634
  International Lease Finance Corp.,
   2.95%, 5/23/06                                                                           285     281
   3.75%, 8/1/07                                                                            550     545
   4.63%, 6/2/08                                                                          1,130   1,131
  JPMorgan Chase & Co.,
   7.13%, 2/1/07                                                                            800     840
   6.00%, 1/15/09 +                                                                       3,315   3,503
   3.50%, 3/15/09                                                                           605     589
  Lehman Brothers Holdings, Inc., +
   4.25%, 1/27/10                                                                           815     809
  MBNA America Bank NA,
   5.38%, 1/15/08                                                                           750     768
  Merrill Lynch & Co., Inc.,
   4.13%, 9/10/09 +                                                                       1,500   1,489
   3.44%, 2/5/10                                                                          1,635   1,636
  Morgan Stanley,
   3.63%, 4/1/08                                                                            750     738
  National Rural Utilities Cooperative Finance Corp.,
   3.88%, 2/15/08                                                                           750     744
  Nelnet, Inc.,
   5.13%, 6/1/10                                                                            875     877
                                                                                                -------
                                                                                                 36,282
                                                                                                -------
Electric - 1.5%
  Alabama Power Co.,
   3.50%, 11/15/07                                                                        1,340   1,318
  Duke Energy Corp.,
   3.75%, 3/5/08                                                                            275     272
  Public Service Electric & Gas,
   4.00%, 11/1/08                                                                           880     873
                                                                                                -------
                                                                                                  2,463
                                                                                                -------
Food - 0.9%
  Fred Meyer, Inc., +
   7.45%, 3/1/08                                                                            600     645
  Kraft Foods, Inc.,
   5.25%, 6/1/07                                                                            860     877
                                                                                                -------
                                                                                                  1,522
                                                                                                -------
Insurance - 0.4%
  Principal Life Income Funding Trusts, +
   3.20%, 4/1/09                                                                            400     386
  Prudential Financial, Inc., +
   3.75%, 5/1/08                                                                            275     272
                                                                                                -------
                                                                                                    658
                                                                                                -------
Media - 0.7%
  Time Warner, Inc.,
   6.75%, 4/15/11                                                                         1,050   1,162
                                                                                                -------
Oil & Gas - 0.3%
  USX Corp.,
   6.85%, 3/1/08                                                                            400     426
                                                                                                -------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------

CORPORATE BONDS - 32.1% - CONTINUED

Pipelines - 0.8%
  Consolidated Natural Gas Co.,
   5.38%, 11/1/06                                                                     $     795 $   809
  Duke Capital LLC, +
   4.37%, 3/1/09                                                                            500     497
                                                                                                -------
                                                                                                  1,306
                                                                                                -------
Real Estate - 0.5%
  EOP Operating LP, +
   4.65%, 10/1/10                                                                           780     776
                                                                                                -------
Savings & Loans - 0.8%
  Washington Mutual, Inc.,
   4.00%, 1/15/09                                                                         1,270   1,254
                                                                                                -------
Telecommunications - 1.4%
  Cingular Wireless Services, Inc.,
   7.50%, 5/1/07                                                                            500     530
  GTE Corp., +
   7.51%, 4/1/09                                                                          1,000   1,103
  Sprint Capital Corp.,
   6.00%, 1/15/07                                                                           595     612
                                                                                                -------
                                                                                                  2,245
                                                                                                -------
Transportation - 0.8%
  Caliber System, Inc.,
   7.80%, 8/1/06                                                                            515     535
  CSX Corp.,
   9.00%, 8/15/06                                                                           800     848
                                                                                                -------
                                                                                                  1,383
                                                                                                -------
Total Corporate Bonds
(Cost $52,797)                                                                                   52,399
                                                                                                -------
FOREIGN ISSUER BONDS - 1.1%

Oil & Gas - 0.5%
  Anadarko Finance Co.,
   6.75%, 5/1/11                                                                            760     844
                                                                                                -------
Telecommunications - 0.6%
  Telefonos de Mexico S.A. de CV, /(1)(2)/
   4.75%, 1/27/10                                                                           885     880
                                                                                                -------
Total Foreign Issuer Bonds
(Cost $1,718)                                                                                     1,724
                                                                                                -------
U.S. GOVERNMENT AGENCIES - 32.8% /(3)/

Fannie Mae - 19.4%
   2.38%, 2/15/07 +                                                                       8,605   8,410
   3.00%, 3/2/07                                                                          1,860   1,835
   3.88%, 5/15/07 +                                                                       5,645   5,649
   3.41%, 8/30/07 +                                                                       1,790   1,769
   4.30%, 5/5/08                                                                          1,680   1,687
   3.38%, 12/15/08 +                                                                      1,945   1,908
   4.00%, 1/26/09                                                                         1,860   1,856
   4.13%, 5/15/10                                                                         1,730   1,734
  Pool #555649,
   7.50%, 10/1/32                                                                           408     437
  Pool #753715,
   6.00%, 12/1/18                                                                         1,214   1,259
  Pool TBA, /(4)/
   4.50%, 12/31/40                                                                        5,075   5,051
                                                                                                -------
                                                                                                 31,595
                                                                                                -------
Federal Home Loan Bank - 1.0%
   3.50%, 1/18/07                                                                         1,685   1,680
                                                                                                -------
Freddie Mac - 12.4%
   2.88%, 12/15/06                                                                        2,430   2,399
   4.88%, 3/15/07 +                                                                       4,565   4,652
   4.30%, 5/5/08                                                                          4,345   4,366
   4.25%, 7/15/09 +                                                                       5,610   5,678
   4.75%, 12/8/10                                                                           575     577
  Series 2944, Class WD,
   5.50%, 11/15/28                                                                        2,550   2,624
                                                                                                -------
                                                                                                 20,296
                                                                                                -------
Total U.S. Government Agencies
(Cost $53,689)                                                                                   53,571
                                                                                                -------

U.S. GOVERNMENT OBLIGATIONS - 15.9%

U.S. Treasury Notes - 15.9%
   3.00%, 12/31/06 +                                                                        810     803
   3.13%, 5/15/07 +                                                                       4,215   4,179
   2.75%, 8/15/07 +                                                                       7,415   7,281
   3.75%, 5/15/08 +                                                                       7,808   7,830
   4.00%, 4/15/10 +                                                                       5,866   5,926
                                                                                                -------
                                                                                                 26,019
                                                                                                -------
Total U.S. Government Obligations
  (Cost $26,052)                                                                                 26,019
                                                                                                -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                       NUMBER OF   VALUE
                                                                                        SHARES     (000S)
                                                                                      ----------- --------
INVESTMENT COMPANY - 28.3%

   Northern Institutional Funds - Liquid Assets Portfolio/(5)/                         46,086,009 $ 46,086
                                                                                                  --------
Total Investment Company
(Cost $46,086)                                                                                      46,086
                                                                                                  --------

                                                                                       PRINCIPAL
                                                                                        AMOUNT     VALUE
                                                                                        (000S)     (000S)
                                                                                      ----------- --------
SHORT-TERM INVESTMENT - 10.1%

  Barclays Bank, Global Treasury Services, London, Eurodollar Time Deposit,
   3.07%, 6/1/05                                                                      $    16,444   16,444
                                                                                                  --------
Total Short-Term Investment
(Cost $16,444)                                                                                      16,444
                                                                                                  --------
Total Investments - 133.4%
(Cost $218,302)                                                                                    217,546
                                                                                                  --------
  Liabilities less Other Assets - (33.4)%                                                         (54,420)
                                                                                                  --------
NET ASSETS - 100.0%                                                                               $163,126

--------
(1)Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $894,000 or 0.5% of net assets. Additional information on each holding is as follows:

                                            ACQUISITION
                                ACQUISITION    COST
SECURITY                           DATE       (000S)
--------                        ----------- -----------
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                     2/97        $ 14
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10                     1/05         885
----------
(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)When-Issued Security
(5)Investment relates to cash collateral received from portfolio securities loaned.

 + Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the Short-Intermediate Bond Portfolio was:


QUALITY DISTRIBUTION * % OF INVESTMENTS
---------------------- ----------------
        AAA                  70.3%
        AA                    9.8
        A                    13.5
        BBB                   6.4
                            -----
        Total               100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                                       PRINCIPAL
                                                                                        AMOUNT    VALUE
                                                                                        (000S)    (000S)
                                                                                      ----------- -------
U.S. GOVERNMENT AGENCIES - 64.9% /(1)/

Fannie Mae - 49.9%
   3.13%, 7/15/06 +                                                                   $     2,900 $  2,883
   3.00%, 3/2/07                                                                            1,240    1,223
   3.63%, 3/15/07                                                                           4,000    3,988
   5.25%, 4/15/07 +                                                                        13,870   14,225
   3.41%, 8/30/07 +                                                                         1,135    1,122
   3.25%, 1/15/08 +                                                                          1,680    1,657
   4.30%, 5/5/08                                                                              940      944
   3.38%, 12/15/08                                                                            830      814
   4.00%, 1/26/09                                                                           1,530    1,527
   4.13%, 5/15/10                                                                           1,800    1,804
  Pool #555649,
   7.50%, 10/1/32                                                                             294      314
  Pool #725185,
   5.00%, 2/1/19                                                                            3,378    3,419
  Pool #725787,
   5.00%, 9/1/19                                                                            3,576    3,619
  Pool #753715,
   6.00%, 12/1/18                                                                             369      382
  Pool #761468,
   4.50%, 5/1/19                                                                            3,342    3,330
  Pool #796371,
   5.00%, 10/1/19                                                                           1,800    1,822
  Pool TBA, /(2)/
   4.50%, 12/31/40                                                                          2,810    2,797
                                                                                                  --------
                                                                                                    45,870
                                                                                                  --------
Federal Farm Credit Bank - 1.9%
   3.75%, 1/15/09                                                                           1,700    1,689
                                                                                                  --------
Federal Home Loan Bank - 1.0%
   3.50%, 1/18/07                                                                             940      937
                                                                                                  --------
Freddie Mac - 10.4%
   4.30%, 5/5/08                                                                            2,855    2,869
   4.25%, 7/15/09                                                                           4,720    4,777
   4.75%, 12/8/10 +                                                                           425      426
  Pool #410092,
   4.12%, 11/1/24                                                                              31       32
  Series 2944, Class WD,
   5.50%, 11/15/28                                                                          1,415    1,456
                                                                                                  --------
                                                                                                     9,560
                                                                                                  --------
Freddie Mac Gold - 1.7%
  Pool #E91020,
   5.50%, 8/1/17                                                                              700      719
  Pool #G01824,
   6.50%, 4/1/35                                                                              820      851
                                                                                                  --------
                                                                                                     1,570
                                                                                                  --------
Total U.S. Government Agencies
(Cost $59,829)                                                                                      59,626
                                                                                                  --------

U.S. GOVERNMENT OBLIGATIONS - 30.2%

U.S. Treasury Notes - 30.2%
   3.50%, 11/15/06 +                                                                        5,900    5,899
   3.00%, 12/31/06 +                                                                       10,568   10,477
   2.75%, 8/15/07 +                                                                         3,800    3,731
   3.75%, 5/15/08 +                                                                         2,500    2,507
   4.00%, 4/15/10 +                                                                         5,108    5,161
                                                                                                  --------
                                                                                                    27,775
                                                                                                  --------
Total U.S. Government Obligations
(Cost $27,791)                                                                                      27,775
                                                                                                  --------

                                                                                        NUMBER     VALUE
                                                                                       OF SHARES   (000S)
                                                                                      ----------- --------
INVESTMENT COMPANY - 30.1%
  Northern Institutional Funds - Liquid Assets Portfolio /(3)/                        27,637,961   27,638
                                                                                                  --------
Total Investment Company
(Cost $27,638)                                                                                      27,638
                                                                                                  --------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2005 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- --------
SHORT-TERM INVESTMENT - 9.2%

  FHLB Discount Note,
   3.02%, 6/1/05                                                                      $   8,462 $  8,462
                                                                                                --------
Total Short-Term Investment
(Cost $8,462)                                                                                      8,462
                                                                                                --------

Total Investments - 134.4%
(Cost $123,720)                                                                                  123,501
                                                                                                --------
  Liabilities less Other Assets - (34.4)%                                                        (31,597)
                                                                                                --------
NET ASSETS - 100.0%                                                                             $ 91,904

--------
(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)When-Issued Security
(3)Investment relates to cash collateral received from portfolio securities loaned.
 + Security is either wholly or partially on loan.

At May 31, 2005, the credit quality distribution for the U.S. Government Securities Portfolio was:


QUALITY DISTRIBUTION * % OF INVESTMENTS
---------------------- ----------------
AAA                         100.0%
                            -----
Total                       100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short-Intermediate Bond, and U.S. Government Securities Portfolios (collectively, the "Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the Bond, Intermediate Bond and Short-Intermediate Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the fixed income portfolios.

Each of the fixed income Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2005, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped

FIXED INCOME PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities at May 31, 2005, are noted in each of the Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

H) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2005. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in Liquid Assets Portfolio is less than 5%. The value of the collateral is monitored daily to ensure the value of such collateral

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



meets or exceeds the value of the securities loaned (105% for international securities and 102% for domestic securities). However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations.

The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2005, were as follows:

                                       CASH        NON-CASH
                           FAIR     COLLATERAL    COLLATERAL
                         VALUE OF     HELD ON       HELD ON         FEES
                        SECURITIES   BEHALF OF     BEHALF OF     EARNED BY
   Amounts in thousands   LOANED   THE PORTFOLIO THE PORTFOLIO NORTHERN TRUST
   --------------------------------------------------------------------------
    Bond                 $40,971      $36,299       $14,257         $44
    Core Bond             16,090       11,651         4,693          10
    U.S. Treasury
     Index                20,233       13,100         7,428           5
    Intermediate Bond     14,118       11,788         2,926           6
    Short-Intermediate
     Bond                 52,676       46,086         8,127          19
    U.S. Government
     Securities           33,153       27,638         6,233          15
   --------------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5% of net assets to the following individual broker/dealer at May 31, 2005. No other loans to individual broker/dealer exceeded 5% of each respective Portfolio's net assets at May 31, 2005.

                                                          % OF SECURITIES
                                                        LOANED WITH RESPECT
     Portfolio                     BROKER/DEALER           TO NET ASSETS
     ----------------------------------------------------------------------
     Bond                    Lehman Brothers, Inc.              5.5%
     U.S. Treasury Index     Goldman, Sachs & Co.              12.1%
                             Lehman Brothers, Inc.              6.6%
     Intermediate Bond       Citigroup Global Markets,
                             Inc.                               5.1%
                             Lehman Brothers, Inc.              6.2%
     Short-Intermediate Bond Lehman Brothers, Inc.              5.4%
                             Morgan Stanley & Co., Inc.         8.4%
     U.S. Government         Citigroup Global Markets,
      Securities             Inc.                              15.3%
     ----------------------------------------------------------------------

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                      ------------------------------------
                       Bond                        Monthly
                       Core Bond                   Monthly
                       U.S. Treasury Index         Monthly
                       Intermediate Bond           Monthly
                       Short-Intermediate Bond     Monthly
                       U.S. Government Securities  Monthly
                      ------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

J) FEDERAL INCOME TAXES - No provision for federal income tax has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year ended November 30, 2004, the following Portfolios incurred net capital losses for which each Portfolio intends to treat as having been incurred in the following fiscal year:

                         Amounts in thousands
                         ------------------------------
                         Short-Intermediate Bond    $18
                         U.S. Government Securities  10
                         ------------------------------

At November 30, 2004, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                                  NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
       Amounts in thousands           2008         2010         2012
       -----------------------------------------------------------------
       Bond                           $ --        $8,748        $ --
       Intermediate Bond             1,154            --          --
       Short-Intermediate Bond       9,999         2,589          --
       U.S. Government Securities       --            --         427
       -----------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

FIXED INCOME PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




At November 30, 2004, the tax components of undistributed net investment income and realized gains were as follows:

                                             UNDISTRIBUTED
                                   ---------------------------------
                                   TAX-EXEMPT ORDINARY   LONG-TERM
           Amounts in thousands      INCOME   INCOME*  CAPITAL GAINS
           ---------------------------------------------------------
           Bond                       $ --      $672       $ --
           Core Bond                    --       122        112
           U.S. Treasury Index          --        44         56
           Intermediate Bond            --        30         --
           Short-Intermediate Bond      --       128         --
           U.S. Government Securities   --        79         --
           ---------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2004, was as follows:

                                          DISTRIBUTIONS FROM
                                   ---------------------------------
                                   TAX-EXEMPT ORDINARY   LONG-TERM
           Amounts in thousands      INCOME   INCOME*  CAPITAL GAINS
           ---------------------------------------------------------
           Bond                       $ --    $23,057      $ --
           Core Bond                    --      4,667        --
           U.S. Treasury Index          --      1,902       690
           Intermediate Bond            --      1,504        --
           Short-Intermediate Bond      --      4,757        --
           U.S. Government Securities   --      4,115       701
           ---------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2005, are as follows:

                                                           ADVISORY
                                                             FEE
                                          ANNUAL     LESS   AFTER
                                       ADVISORY FEE WAIVER  WAIVER
            -------------------------------------------------------
            Bond                           0.40%     0.15%   0.25%
            Core Bond                      0.40      0.15    0.25
            U.S. Treasury Index            0.30      0.15    0.15
            Intermediate Bond              0.40      0.15    0.25
            Short-Intermediate Bond        0.40      0.15    0.25
            U.S. Government Securities     0.40      0.15    0.25
            -------------------------------------------------------

The waivers described previously are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01%, 0.10% and 0.15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class specific Transfer Agent Fees for the six months ended May 31, 2005, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               Bond                         $18     $2     $ --
               Core Bond                      7     --       --
               U.S. Treasury Index            2      1        2
               Intermediate Bond              2     --       --
               Short-Intermediate Bond        9     --       --
               U.S. Government Securities     5     --        1
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10% of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10% of a Portfolio's average daily net assets, NTI as co-administrator will voluntarily reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2005, under such arrangements, are shown on the accompanying Statements of Operations.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2005, the amounts payable were approximately $3,000 for the Bond Portfolio, and $1,000 for each of the other Portfolios.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15% and 0.25% of the average daily net assets of the outstanding Class C and D shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2005, were as follows:

                   Amounts in thousands       CLASS C CLASS D
                   ------------------------------------------
                   Bond                         $3     $ --
                   U.S. Treasury Index           1        4
                   U.S. Government Securities   --        1
                   ------------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                 PURCHASES                  SALES
                          ------------------------ ------------------------
     Amounts in thousands U.S. GOVERNMENT  OTHER   U.S. GOVERNMENT  OTHER
     ----------------------------------------------------------------------
     Bond                    $460,456     $127,738    $484,798     $158,023
     Core Bond                210,742       45,660     207,527       32,515
     U.S. Treasury Index       19,853           --      18,350           --
     Intermediate Bond         44,154       11,513      37,961        9,836
     Short-Intermediate
      Bond                    159,151       39,740     169,593       43,318
     U.S. Government
      Securities              115,618           --     139,994           --
     ----------------------------------------------------------------------

At May 31, 2005, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

                                                        NET          COST
                          UNREALIZED   UNREALIZED   APPRECIATION   BASIS OF
    Amounts in thousands APPRECIATION DEPRECIATION (DEPRECIATION) SECURITIES
    ------------------------------------------------------------------------
    Bond                    $3,519      $(9,486)      $(5,967)     $437,061
    Core Bond                1,399       (1,232)          167       189,122
    U.S. Treasury Index      1,087         (250)          837        60,109
    Intermediate Bond          329         (193)          136        57,284
    Short-Intermediate
     Bond                      293       (1,049)         (756)      218,302
    U.S. Government
     Securities                190         (409)         (219)      123,720
    ------------------------------------------------------------------------

7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2005, the Portfolios did not have any outstanding loans.

The Portfolios did not incur any interest expense during the six months ended May 31, 2005.

FIXED INCOME PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




8   CAPITAL SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 2005, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     Bond                       1,880      394        (5,181)     (2,907)
     Core Bond                  2,161      143          (447)      1,857
     U.S. Treasury Index          583       28          (564)         47
     Intermediate Bond            680       31          (234)        477
     Short-Intermediate Bond    3,689      115        (4,586)       (782)
     U.S. Government Securities   276       81        (1,605)     (1,248)
     ---------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2004 were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     Bond                       2,612     1,024       (14,744)   (11,108)
     Core Bond                  4,192       232        (3,181)     1,243
     U.S. Treasury Index          653        83        (1,696)      (960)
     Intermediate Bond            305        60          (971)      (606)
     Short-Intermediate Bond    9,540       195        (8,978)       757
     U.S. Government Securities   700       231        (1,043)      (112)
     ---------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2005, were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   5         5            (1)        9
        U.S. Treasury Index   21         1           (13)        9
        ---------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2004 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   4         8            (5)         7
        U.S. Treasury Index   16         4           (42)       (22)
        ---------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2005, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     Bond                        --        --            (5)        (5)
     U.S. Treasury Index         52        --           (48)         4
     Short-Intermediate Bond      1        --            (1)        --
     U.S. Government Securities  --        --           (11)       (11)
     ---------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2004 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   5         1            (4)         2
        U.S. Treasury Index   85         1           (50)        36
        Intermediate Bond      2        --            (1)         1
        Short-Intermediate
         Bond                 16        --            (4)        12
        U.S. Government
         Securities            9         2           (56)       (45)
        ---------------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       FUND EXPENSES



As a shareholder of the Portfolios, you incur two types of costs; (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,027.20       $1.82
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,025.90       $3.03
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,025.20       $3.79
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Core Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,027.10       $1.82
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,025.30       $3.03
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,025.50       $3.79
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Treasury Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.26%  $1,000.00 $1,035.20       $1.32
           Hypothetical  0.26%  $1,000.00 $1,023.64       $1.31**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.50%  $1,000.00 $1,034.40       $2.54
           Hypothetical  0.50%  $1,000.00 $1,022.44       $2.52**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.65%  $1,000.00 $1,033.70       $3.30
           Hypothetical  0.65%  $1,000.00 $1,021.69       $3.28**
           ----------------------------------------------------------

FIXED INCOME PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




Intermediate Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,018.70       $1.81
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,016.80       $3.77
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Short-Intermediate Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,010.40       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,008.50       $3.76
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Government Securities

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO  12/1/2004 5/31/2005 12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,011.00       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,009.00       $3.76
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENTS
  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment Portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreements (the "Advisory Agreements") with Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited (the "Investment Advisers") for the Portfolios.

  The Advisory Agreements for the Portfolios was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreements or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Advisers relating to the Trustees' consideration of the Advisory Agreements, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session without employees of the Investment Advisers present.

  In evaluating the Advisory Agreements, the Trustees relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to renewal of the Advisory Agreements and at other meetings during the course of the year, the Trustees received materials relating to the Investment Advisers' investment and management services under the Advisory Agreements. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreements, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreements; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by a third-party consultant; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by a third-party consultant; (iv) the investment advisory fees charged by the Investment Advisers to other institutional accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' philosophy regarding portfolio manager team construction and compensation; (vii) the Investment Advisers' ability to attract and retain portfolio management talent and their oversight of portfolio managers; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels.

  In connection with their approval of the Advisory Agreements, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Advisers had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Portfolios, and were able to provide quality services to the Portfolios. The Trustees also believed that the Investment Advisers had made significant commitments to address new regulatory compliance requirements applicable to them and the Portfolios and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Portfolios and the Investment Advisers. In this regard, the Trustees compared the investment performance of the respective Portfolios to the performance of other SEC-registered funds and to rankings and ratings

FIXED INCOME PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



  issued by a third-party consultant. The Trustees considered the Portfolios' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. The Trustees believed that overall the investment performance of the Portfolios was competitive. In addition, the Trustees reviewed the consistency in the Investment Advisers' investment approach for the respective Portfolios.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Portfolios; information relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Advisers (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for the Portfolios that were approved in 2002.

  Information on the services rendered by the Investment Advisers to the Portfolios, the fees paid by the Portfolios under the Advisory Agreements and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them.

  After deliberation, the Trustees concluded that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Advisers, their costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreements should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       FOR MORE INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

FIXED INCOME PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----



                      THIS PAGE INTENTIONALLY LEFT BLANK

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----



                      THIS PAGE INTENTIONALLY LEFT BLANK

FIXED INCOME PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


  2 STATEMENTS OF ASSETS AND LIABILITIES

  4 STATEMENTS OF OPERATIONS

  6 STATEMENTS OF CHANGES IN NET ASSETS

  8 FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    21  INTERNATIONAL GROWTH PORTFOLIO

    23  INTERNATIONAL EQUITY INDEX PORTFOLIO

    38  SMALL COMPANY GROWTH PORTFOLIO

    40  SMALL COMPANY INDEX PORTFOLIO

    66  MID CAP GROWTH PORTFOLIO

    68  FOCUSED GROWTH PORTFOLIO

    70  DIVERSIFIED GROWTH PORTFOLIO

    73  EQUITY INDEX PORTFOLIO

    82  BALANCED PORTFOLIO

 89 NOTES TO THE FINANCIAL STATEMENTS

 96 FUND EXPENSES

    TRUSTEES AND OFFICERS

    98  APPROVAL OF ADVISORY AGREEMENT

100 FOR MORE INFORMATION

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                    SMALL       SMALL
                                                                  INTERNATIONAL   INTERNATIONAL    COMPANY     COMPANY
Amounts in thousands,                                                 GROWTH       EQUITY INDEX     GROWTH      INDEX
except per share data                                               PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                $196,153        $102,931      $  9,583    $ 79,744
Investments, at fair value/(1)/                                     $208,959        $115,614      $ 10,600    $ 97,734
Cash                                                                       1              --            --          --
Foreign currencies, at fair value (cost: $4,124, $2,261)               4,110           2,228            --          --
Interest income receivable                                                 8               2            --           4
Dividend income receivable                                               403             314             2          39
Receivable for foreign tax withheld                                      143              79            --          --
Receivable for securities sold                                            --           1,749            26         105
Receivable for variation margin on futures contracts                      --              --            --          --
Receivable for fund shares sold                                          134              --            --           3
Receivable from affiliated administrator                                   5              13             8          10
Unrealized gain on forward foreign currency exchange contracts            --               2            --          --
Prepaid and other assets                                                   5              12            --          23
Total Assets                                                         213,768         120,013        10,636      97,918
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                            --              --            --          78
Outstanding options written, at value (premium received $4, $8)           --              --            --          --
Unrealized loss on forward foreign currency exchange contracts            --              63            --          --
Payable upon return of securities loaned                              36,450          15,232         2,111      30,170
Payable for securities purchased                                          --           1,972           192          39
Payable for variation margin on futures contracts                         --              11            --           1
Payable for fund shares redeemed                                          --             130            --          19
Payable to affiliates:                                                                                  --          --
   Investment advisory fees                                              114              21             6          11
   Co-administration fees                                                 21              12             1           6
   Custody and accounting fees                                             3               1             1          --
   Transfer agent fees                                                     1               1            --           1
Accrued other liabilities                                                 19              10            11          11
Total Liabilities                                                     36,608          17,453         2,322      30,336
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                          $177,160        $102,560      $  8,314    $ 67,582
-----------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                       $195,430        $ 98,561      $ 27,767    $ 94,922
Undistributed net investment income (loss)                             1,432             762           (28)        570
Accumulated undistributed net realized gain (loss)                   (32,485)         (9,452)      (20,442)    (45,923)
Net unrealized appreciation                                           12,783          12,689         1,017      18,013
Net Assets                                                          $177,160        $102,560      $  8,314    $ 67,582
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Class A                                                          $176,712        $102,508      $  8,287    $ 67,233
   Class C                                                                --              --            --          --
   Class D                                                               448              52            27         349
Total Shares Outstanding (no par value), Unlimited Shares
   Authorized:
   Class A                                                            19,060           9,026           995       4,911
   Class C                                                                --              --            --          --
   Class D                                                                48               5             3          26
Net Asset Value, Redemption and Offering Price Per Share:
   Class A                                                          $   9.27        $  11.36      $   8.33    $  13.69
   Class C                                                                --              --            --          --
   Class D                                                              9.30           11.07          8.22       13.51
-----------------------------------------------------------------------------------------------------------------------

/(1)/ Amounts include fair value of securities loaned of $34,624, $14,846, $2,046, $29,395, $6,067, $12,616, $3,624, $91,719 and $26,131,
     respectively.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 MID CAP     FOCUSED    DIVERSIFIED     EQUITY
  GROWTH      GROWTH       GROWTH       INDEX      BALANCED
PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------


 $28,349    $182,193      $37,223     $701,493     $151,142
 $31,555    $196,015      $40,636     $844,396     $158,791
       1           1            4           --           --
      --          --           --           --           --
       1           1           --            3          441
       7         238           50        1,314          110
      --          --           --           --           --
      --       2,235           47           --        1,540
      --          --           --           --           --
      61         169           --        4,711          136
       8           8            7           18            9
      --          --           --           --           --
      --           2            3            5            7
  31,633     198,669       40,747      850,447      161,034
-----------------------------------------------------------


      --          --           --           --          267
      --          --            5           --           10
      --          --           --           --           --
   5,762      12,941        3,318       72,347       21,745
     245       5,319           --        4,458        1,173
      --          --           --           49           --
      --          13           13           79        6,060

      17         111           20           64           58
       2          15            3           64           12
       1           3            4            3            7
       1           3           --            9            2
      12          45           11          103           21
   6,040      18,450        3,374       77,176       29,355
-----------------------------------------------------------
 $25,593    $180,219      $37,373     $773,271     $131,679
-----------------------------------------------------------

 $31,696    $224,121      $32,018     $662,052     $121,696
     (63)        275          129          221           49
  (9,246)    (57,999)       1,814      (32,030)       2,287
   3,206      13,822        3,412      143,028        7,647
 $25,593    $180,219      $37,373     $773,271     $131,679
-----------------------------------------------------------

 $20,199    $163,681      $37,218     $736,723     $126,401
   4,906      15,764           --       25,622        5,026
     488         774          155       10,926          252

   1,883      13,946        4,819       48,650       10,387
     462       1,367           --        1,699          413
      46          69           21          726           21

 $ 10.73    $  11.74      $  7.72     $  15.14     $  12.17
   10.62       11.53           --        15.08        12.17
   10.55       11.23         7.41        15.05        12.09
-----------------------------------------------------------

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              SMALL       SMALL
                                                            INTERNATIONAL   INTERNATIONAL    COMPANY     COMPANY
                                                                GROWTH       EQUITY INDEX     GROWTH      INDEX
Amounts in thousands                                          PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                             $  3,200         $ 1,511         $   12      $   454
Interest income                                                   10              54              3           11
Net income from securities loaned                                 28              16              2           34
   Total Investment Income                                     3,238/(1)/      1,581/(2)/        17          499
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                         759             141             46           91
Co-administration fees                                           126              71              5           36
Custody and accounting fees                                       82              51             14           24
Transfer agent fees                                                9               5              1            4
Registration fees                                                 13              12             15           12
Printing fees                                                      4               4              4            4
Professional fees                                                  2               2              1            3
Shareholder servicing fees                                         1              --             --           --
Trustee fees and expenses                                          3               3              3            3
Other                                                              9              15              6            5
-----------------------------------------------------------------------------------------------------------------
Total Expenses:                                                1,008             304             95          182
   Less voluntary waivers of investment advisory fees            (84)            (24)            (7)         (19)
   Less expenses reimbursed by administrator                     (26)            (53)           (43)         (51)
   Less custodian credits                                         --              --             --           --
   Net Expenses                                                  898             227             45          112
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   2,340           1,354            (28)         387
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                                10,397           9,397          1,016        3,417
   Options                                                        --              --             --           --
   Futures contracts                                              --             286             --          (32)
   Foreign currency transactions                                (146)            (12)            --           --
Net change in unrealized appreciation (depreciation) on:
   Investments                                               (13,520)         (9,081)          (715)      (5,381)
   Options                                                        --              --             --           --
   Futures contracts                                              --              79             --          (90)
   Foreign currency transactions and forward foreign
      currency exchange contracts                                (83)           (323)            --           --
   Translation of other assets and liabilities
      denominated in foreign currencies                          (25)            (22)            --           --
   Net Gains (Losses) on Investments and Foreign
      Currency                                                (3,377)            324            301       (2,086)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
   Operations                                               $ (1,037)        $ 1,678         $  273      $(1,699)
-----------------------------------------------------------------------------------------------------------------

/(1)/ Net of $217 in non-reclaimable foreign withholding taxes.
/(2)/ Net of $116 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------




 MID CAP     FOCUSED    DIVERSIFIED     EQUITY
  GROWTH      GROWTH       GROWTH       INDEX      BALANCED
PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
--------------------------------------------------------------


 $   60      $ 1,033    $   286        $ 6,785    $   643
      7           85          3             84      1,082
      4            5          1             29         14
     71        1,123        290/(3)/     6,898      1,739/(4)/
--------------------------------------------------------------

    125          818        155            748        411
     14           96         21            374         69
     15           21         19             50         24
      4           17          2             57          9
     15           12         12             13         13
      4            4          4             12          4
      2            2          2              8          2
      4           13         --             33          4
      3            3          3              9          3
      7            6          9             15          7
--------------------------------------------------------------
    193          992        227          1,319        546
    (14)         (96)       (21)          (375)       (68)
    (45)         (45)       (45)          (106)       (51)
     --           (3)        --             --         (1)
    134          848        161            838        426
--------------------------------------------------------------
    (63)         275        129          6,060      1,313
--------------------------------------------------------------


  1,559        9,356      2,456         (1,268)     2,659
     --           --         10             --         19
     --           --         --            560         --

     --           --         --             --         --
   (635)      (8,089)    (1,451)        13,563       (942)
     --           --         (1)            --         (2)
     --           --         --           (419)        --

     --           --         --             --         --

     --           --         --             --         --

    924        1,267      1,014         12,436      1,734
--------------------------------------------------------------

 $  861      $ 1,542    $ 1,143        $18,496    $ 3,047
--------------------------------------------------------------

/(3)/ Net of $3 in non-reclaimable foreign withholding taxes.
/(4)/ Net of $6 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          SMALL
                                                          INTERNATIONAL         INTERNATIONAL            COMPANY
                                                             GROWTH              EQUITY INDEX             GROWTH
                                                            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                       -------------------   -------------------   --------------------
Amounts in thousands                                     2005       2004       2005       2004       2005       2004
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                           $  2,340   $  1,377   $  1,354   $  1,314   $    (28)  $    (72)
Net realized gains (losses)                              10,251     27,687      9,671      1,654      1,016      4,886
Net change in unrealized appreciation (depreciation)    (13,628)       386     (9,347)    11,918       (715)    (5,930)
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                    (1,037)    29,450      1,678     14,886        273     (1,116)
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:
Proceeds from shares sold                                35,816     52,405     69,991     26,944         61      6,418
Reinvestment of dividends                                 1,118        541      1,151      1,696         --         --
Payments for shares redeemed                            (19,839)   (53,350)   (47,641)   (21,493)    (2,831)   (28,126)
   Net Increase (Decrease) in Net Assets Resulting
      from Class A Share Transactions                    17,095       (404)    23,501      7,147     (2,770)   (21,708)
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:
Proceeds from shares sold                                    --         --         --         --         --         --
Reinvestment of dividends                                    --         --         --         --         --         --
Payments for shares redeemed                                 --         --         --         --         --         --
   Net Increase (Decrease) in Net Assets Resulting
      from Class C Share Transactions                        --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:
Proceeds from shares sold                                   103        277         --         34         --          8
Reinvestment of dividends                                     1         --          1         --         --         --
Payments for shares redeemed                                (24)      (267)       (85)        (3)        --        (37)
   Net Increase (Decrease) in Net Assets Resulting
      from Class D Share Transactions                        80         10        (84)        31         --        (29)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                               (1,997)      (973)    (1,637)    (2,281)        --         --
From net realized gains                                      --         --         --         --         --         --
   Total Distributions to Class A Shareholders           (1,997)      (973)    (1,637)    (2,281)        --         --
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                   --         --         --         --         --         --
From net realized gains                                      --         --         --         --         --         --
   Total Distributions to Class C Shareholders               --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                   (3)        --         (2)        (3)        --         --
From net realized gains                                      --         --         --         --         --         --
   Total Distributions to Class D Shareholders               (3)        --         (2)        (3)        --         --
-----------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                  14,138     28,083     23,456     19,780     (2,497)   (22,853)

NET ASSETS:
Beginning of period                                     163,022    134,939     79,104     59,324     10,811     33,664
End of period                                          $177,160   $163,022   $102,560   $ 79,104   $  8,314   $ 10,811
-----------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income (Loss)             $  1,432   $  1,092   $    762   $  1,047   $    (28)  $     --
-----------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------

       SMALL
      COMPANY               MID CAP              FOCUSED             DIVERSIFIED              EQUITY
       INDEX                GROWTH                GROWTH                GROWTH                 INDEX                BALANCED
     PORTFOLIO             PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO
-------------------   ------------------   -------------------   -------------------   --------------------   --------------------
  2005       2004       2005      2004       2005       2004       2005       2004       2005        2004       2005        2004
----------------------------------------------------------------------------------------------------------------------------------
$    387   $    712   $   (63)  $   (157)  $    275   $  1,070   $    129   $    336   $  6,060   $  13,133   $  1,313   $  2,192
   3,385      7,447     1,559      2,579      9,356     19,172      2,466      6,376       (708)      5,952      2,678      5,667
  (5,471)     3,616      (635)    (1,106)    (8,089)   (12,841)    (1,452)    (2,859)    13,144      67,469       (944)    (1,234)

  (1,699)    11,775       861      1,316      1,542      7,401      1,143      3,853     18,496      86,554      3,047      6,625
----------------------------------------------------------------------------------------------------------------------------------

  12,611     13,228     1,085      6,251     10,262     33,545      2,340      5,497     95,721     124,900      9,149     19,991
     335        729        --         --        765         --        248        249     14,308      11,188      1,832      1,881
 (21,029)   (21,604)   (5,813)   (10,740)   (31,151)   (66,953)   (11,148)   (23,870)   (69,232)   (149,267)   (13,471)   (27,555)
  (8,083)    (7,647)   (4,728)    (4,489)   (20,124)   (33,408)    (8,560)   (18,124)    40,797     (13,179)    (2,490)    (5,683)
----------------------------------------------------------------------------------------------------------------------------------

      --         --     1,204      2,602        606      1,124         --         --      3,450      11,926        507      4,498
      --         --        --         --         53         --         --         --        491         542         84         66
      --         --      (506)    (1,849)      (931)    (1,910)        --         --    (17,100)    (5,012)       (578)      (853)

      --         --       698        753       (272)      (786)        --         --    (13,159)      7,456         13      3,711
----------------------------------------------------------------------------------------------------------------------------------

      55        141       117        293        197        501          9        119      1,515       6,788         18        203
      --          1        --         --          1         --          2          1        173         103          5          4
     (11)        (1)      (85)      (129)      (787)      (993)      (385)       (75)    (3,168)     (2,983)      (257)       (68)

      44        141        32        164       (589)      (492)      (374)        45     (1,480)      3,908       (234)       139
----------------------------------------------------------------------------------------------------------------------------------

    (499)      (983)       --         --     (1,015)        --       (325)      (310)    (6,068)    (12,098)    (1,310)    (2,034)
      --         --        --         --         --         --         --         --     (9,193)       (380)    (1,047)        --
    (499)      (983)       --         --     (1,015)        --       (325)      (310)   (15,261)    (12,478)    (2,357)    (2,034)
----------------------------------------------------------------------------------------------------------------------------------

      --         --        --         --        (53)        --         --         --       (180)       (526)       (44)       (66)
      --         --        --         --         --         --         --         --       (316)        (16)       (41)        --
      --         --        --         --        (53)        --         --         --       (496)       (542)       (85)       (66)
----------------------------------------------------------------------------------------------------------------------------------

      (1)        (1)       --         --         (2)        --         (2)        (1)       (73)       (166)        (2)        (6)
      --         --        --         --         --         --         --         --       (159)         (4)        (4)        --
      (1)        (1)       --         --         (2)        --         (2)        (1)      (232)       (170)        (6)        (6)
----------------------------------------------------------------------------------------------------------------------------------
 (10,238)     3,285    (3,137)    (2,256)   (20,513)   (27,285)    (8,118)   (14,537)    28,665      71,549     (2,112)     2,686


  77,820     74,535    28,730     30,986    200,732    228,017     45,491     60,028    744,606     673,057    133,791    131,105
$ 67,582   $ 77,820   $25,593   $ 28,730   $180,219   $200,732   $ 37,373   $ 45,491   $773,271   $ 744,606   $131,679   $133,791
----------------------------------------------------------------------------------------------------------------------------------
$    570   $    683   $   (63)  $     --   $    275   $  1,070   $    129   $    327   $    221   $     482   $     49   $     92
----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             CLASS A
                                                              ---------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO

Selected per share data                                         2005        2004     2003/(4)/     2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $   9.44    $   7.78   $   6.33    $   7.23    $  11.22    $  14.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.13        0.08       0.07        0.07        0.09        0.04
Net realized and unrealized gains (losses)                       (0.19)       1.63       1.43       (0.93)      (2.31)      (0.44)
   Total Income (Loss) from Investment Operations                (0.06)       1.71       1.50       (0.86)      (2.22)      (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income/(1)/                               (0.11)      (0.05)     (0.05)      (0.04)      (0.25)      (0.05)
   From net realized gains                                          --          --         --          --       (1.52)      (2.40)
      Total Distributions Paid                                   (0.11)      (0.05)     (0.05)      (0.04)      (1.77)      (2.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $   9.27    $   9.44   $   7.78    $   6.33    $   7.23    $  11.22
-----------------------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                                (0.61)%     22.14%     24.05%     (12.01)%    (23.51)%     (4.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $176,712    $162,643   $134,636    $124,966    $123,520    $151,426
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements                    1.06%       1.06%      1.06%       1.06%       1.06%       1.06%
   Expenses, before waivers and reimbursements                    1.19%       1.21%      1.21%       1.24%       1.33%       1.33%
   Net investment income, net of waivers and reimbursements       2.78%       0.92%      1.01%       0.87%       0.39%       0.56%
   Net investment income, before waivers and reimbursements       2.65%       0.77%      0.86%       0.69%       0.12%       0.29%
Portfolio Turnover Rate                                          22.59%      93.81%     87.13%     215.34%     237.21%     171.93%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS D
                                                              -----------------------------------------------------
Selected per share data                                        2005      2004    2003/(4)/     2002     2001/(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 9.43    $ 7.77     $ 6.30    $  7.22     $  8.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.08      0.07       0.01       0.05          --
Net realized and unrealized gains (losses)                     (0.14)     1.60       1.47      (0.94)      (0.78)
   Total Income (Loss) from Investment Operations              (0.06)     1.67       1.48      (0.89)      (0.78)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income/(1)/                             (0.07)    (0.01)     (0.01)     (0.03)         --
      Total Distributions Paid                                 (0.07)    (0.01)     (0.01)     (0.03)         --
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 9.30    $ 9.43     $ 7.77    $  6.30     $  7.22
-------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                              (0.67)%   21.48%     23.54%    (12.39)%     (9.75)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $  448    $  379     $  303    $ 1,352     $ 1,817
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements                  1.45%     1.45%      1.45%      1.45%       1.45%
   Expenses, before waivers and reimbursements                  1.58%     1.60%      1.60%      1.63%       1.72%
   Net investment income, net of waivers and reimbursements     2.39%     0.53%      0.62%      0.48%       0.00%
   Net investment income (loss), before waivers and
      reimbursements                                            2.26%     0.38%      0.47%      0.30%      (0.27)%
Portfolio Turnover Rate                                        22.59%    93.81%     87.13%    215.34%     237.21%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
/(2)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(3)/ Annualized for periods less than one year.
/(4)/ Financial highlights for the year ended were calculated using the average shares outstanding method.
/(5)/ Shares were reintroduced on June 15, 2001.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                       CLASS A
                                                    ----------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

Selected per share data                             2005/(4)/      2004/(4)/     2003    2002/(4)/     2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  11.41         $  9.48   $  7.77   $  9.00     $ 11.40       $ 13.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                   0.17            0.28      0.24      0.13        0.12          0.14
Net realized and unrealized gains (losses)             (0.02)           2.01      1.60     (1.26)      (2.24)        (1.36)
   Total Income (Loss) from Investment Operations       0.15            2.29      1.84     (1.13)      (2.12)        (1.22)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income/(1)/                     (0.20)          (0.36)    (0.13)    (0.08)      (0.13)        (0.11)
   From net realized gains                                --              --        --     (0.02)      (0.15)        (0.77)
      Total Distributions Paid                         (0.20)          (0.36)    (0.13)    (0.10)      (0.28)        (0.88)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  11.36         $ 11.41   $  9.48   $  7.77     $  9.00       $ 11.40
--------------------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                       1.30%          24.96%    24.22%   (12.71)%    (19.10)%       (9.87)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $102,508         $78,968   $59,240   $80,939     $89,005       $87,563
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements          0.48%/(5)/      0.51%     0.51%     0.51%       0.55%/(6)/    0.52%/(6)/
   Expenses, before waivers and reimbursements          0.64%           0.73%     0.70%     0.74%       0.94%         0.89%
   Net investment income, net of waivers and
      reimbursements                                    2.87%           1.92%     2.14%     1.57%       1.16%         1.15%
   Net investment income, before waivers and
      reimbursements                                    2.71%           1.70%     1.95%     1.34%       0.77%         0.78%
Portfolio Turnover Rate                                34.60%           9.80%    54.71%    32.10%      24.92%        41.65%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS D
                                                    --------------------------------------------------------------------------
Selected per share data                             2005/(4)/     2004/(4)/    2003    2002/(4)/     2001         2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $11.12         $ 9.26     $ 7.66   $  8.80     $ 11.23       $ 13.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.10           0.24       0.12      0.06        0.07          0.09
Net realized and unrealized gains (losses)            0.01           1.95       1.60     (1.14)      (2.27)        (1.43)
   Total Income (Loss) from Investment Operations     0.11           2.19       1.72     (1.08)      (2.20)        (1.34)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income/(1)/                   (0.16)         (0.33)     (0.12)    (0.04)      (0.08)        (0.06)
   From net realized gains                              --             --         --     (0.02)      (0.15)        (0.77)
      Total Distributions Paid                       (0.16)         (0.33)     (0.12)    (0.06)      (0.23)        (0.83)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $11.07         $11.12     $ 9.26   $  7.66     $  8.80       $ 11.23
------------------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                     0.99%         24.38%     22.98%   (12.37)%    (20.01)%      (10.83)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $   52         $  136     $   84   $    70     $    10       $    13
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements        0.87%/(5)/     0.90%      0.90%     0.90%       0.94%/(6)/    0.91%/(6)/
   Expenses, before waivers and reimbursements        1.03%          1.12%      1.09%     1.13%       1.33%         1.28%
   Net investment income, net of waivers and
      reimbursements                                  2.48%          1.53%      1.75%     1.18%       0.77%         0.76%
   Net investment income, before waivers and
      reimbursements                                  2.32%          1.31%      1.56%     0.95%       0.38%         0.39%
Portfolio Turnover Rate                              34.60%          9.80%     54.71%    32.10%      24.92%        41.65%
------------------------------------------------------------------------------------------------------------------------------

/(1)/ Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
/(2)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(3)/ Annualized for periods less than one year.
/(4)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(5)/ Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers and reimbursements, for the period would have been 0.46% and 0.85% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(6)/ Expense ratios, net of waivers and reimbursements, for the years would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                        CLASS A
                                                    ------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO

Selected per share data                             2005/(3)/     2004/(3)/        2003     2002/(3)(5)/    2001         2000/(7)/
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 8.15        $  8.17        $  6.19      $  7.51     $  9.42        $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.02)         (0.05)         (0.05)       (0.04)      (0.03)          0.01
Net realized and unrealized gains (losses)            0.20           0.03           2.03        (1.28)      (1.88)         (0.59)
   Total Income (Loss) from Investment Operations     0.18          (0.02)          1.98        (1.32)      (1.91)         (0.58)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                           --             --             --           --          --             --
      Total Distributions Paid                          --             --             --           --          --             --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 8.33        $  8.15        $  8.17      $  6.19     $  7.51        $  9.42
----------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                     2.21%         (0.25)%        31.99%      (17.57)%    (20.28)%        (5.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $8,287        $10,785        $33,608      $29,211     $35,253        $38,197
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.92%/(4)/     0.92%/(4)/     0.91%        0.91%       0.92%/(4)/     0.91%
   Expenses, before waivers and reimbursements        1.95%          1.57%          1.35%        1.33%       1.63%          1.98%
   Net investment loss, net of waivers and
      reimbursements                                 (0.57)%        (0.34)%        (0.61)%      (0.66)%     (0.44)%        (0.15)%
   Net investment loss, before waivers and
      reimbursements                                 (1.60)%        (0.99)%        (1.05)%      (1.08)%     (1.15)%        (1.22)%
Portfolio Turnover Rate                              44.61%        286.92%        263.21%      306.37%     499.84%        375.29%
----------------------------------------------------------------------------------------------------------------------------------

                                                                         CLASS D
                                                    ---------------------------------------------------
Selected per share data                             2005/(3)/     2004/(3)/       2003     2002/(3)(6)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 8.06        $  8.11       $  6.17     $  7.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                   (0.04)         (0.07)        (0.07)      (0.07)
Net realized and unrealized gains (losses)             0.20           0.02          2.01       (0.99)
   Total Income (Loss) from Investment Operations      0.16          (0.05)         1.94       (1.06)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                            --             --            --          --
      Total Distributions Paid                           --             --            --          --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 8.22        $  8.06       $  8.11     $  6.17
-------------------------------------------------------------------------------------------------------
Total Return/(1)/                                      1.99%         (0.62)%       31.44%     (14.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $   27        $    26       $    56     $    29
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         1.31%/(4)/     1.31%/(4)/    1.30%       1.30%
   Expenses, before waivers and reimbursements         2.34%          1.96%         1.74%       1.72%
   Net investment loss, net of waivers and
      reimbursements                                  (0.96)%        (0.73)%       (1.00)%     (1.05)%
   Net investment loss, before waivers and
      reimbursements                                  (1.99)%        (1.38)%       (1.44)%     (1.47)%
Portfolio Turnover Rate                               44.61%        286.92%       263.21%     306.37%
-------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ Distributions from net investment income were less than $0.01 per share. /(6)/ For the period June 13, 2002 (commencement of operations) through November
     30, 2002.
/(7)/ For the period December 1, 1999 (commencement of operations) through
     November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                 CLASS A
                                                   ------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO

Selected per share data                              2005     2004/(3)/  2003/(3)/  2002/(3)/     2001       2000
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 14.08     $ 12.17    $  9.04   $  10.23    $  11.38   $  13.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.10        0.12       0.10       0.10        0.12       0.14
Net realized and unrealized gains (losses)           (0.40)       1.95       3.12      (1.18)       0.40      (0.23)
   Total Income (Loss) from Investment Operations    (0.30)       2.07       3.22      (1.08)       0.52      (0.09)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.09)      (0.16)     (0.09)     (0.11)      (0.14)     (0.13)
   From net realized gains                              --          --         --         --       (1.53)     (1.54)
      Total Distributions Paid                       (0.09)      (0.16)     (0.09)     (0.11)      (1.67)     (1.67)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 13.69     $ 14.08    $ 12.17   $   9.04    $  10.23   $  11.38
---------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    (2.15)%     17.23%     36.11%    (10.71)%      4.76%     (1.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $67,233     $77,506    $74,400   $165,559    $317,330   $243,169
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.31%       0.31%      0.31%      0.31%       0.31%      0.31%
   Expenses, before waivers and reimbursements        0.50%       0.59%      0.64%      0.59%       0.63%      0.66%
   Net investment income, net of waivers and
      reimbursements                                  1.08%       0.96%      1.12%      1.07%       1.30%      1.19%
   Net investment income, before waivers and
      reimbursements                                  0.89%       0.68%      0.79%      0.79%       0.98%      0.84%
Portfolio Turnover Rate                               8.99%      23.36%     24.61%     30.29%      39.63%     62.38%
---------------------------------------------------------------------------------------------------------------------

                                                                               CLASS D
                                                   ---------------------------------------------------------------
Selected per share data                             2005     2004/(3)/  2003/(3)/  2002/(3)/  2001/(3)/  2000/(3)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $13.87     $11.98     $ 8.92    $ 10.07     $11.20     $13.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                0.04       0.07       0.06       0.05       0.22       0.08
Net realized and unrealized gains (losses)          (0.35)      1.95       3.07      (1.13)      0.23      (0.24)
   Total Income (Loss) from Investment Operations   (0.31)      2.02       3.13      (1.08)      0.45      (0.16)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.05)     (0.13)     (0.07)     (0.07)     (0.05)     (0.11)
   From net realized gains                             --         --         --         --      (1.53)     (1.54)
      Total Distributions Paid                      (0.05)     (0.13)     (0.07)     (0.07)     (1.58)     (1.65)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $13.51     $13.87     $11.98    $  8.92     $10.07     $11.20
------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   (2.27)%    17.00%     35.40%    (10.87)%     4.18%     (1.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $  349     $  314     $  135    $    93     $   62     $  103
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements       0.70%      0.70%      0.70%      0.70%      0.70%      0.70%
   Expenses, before waivers and reimbursements       0.89%      0.98%      1.03%      0.98%      1.02%      1.05%
   Net investment income, net of waivers and
      reimbursements                                 0.69%      0.57%      0.73%      0.68%      0.91%      0.80%
   Net investment income, before waivers and
      reimbursements                                 0.50%      0.29%      0.40%      0.40%      0.59%      0.45%
Portfolio Turnover Rate                              8.99%     23.36%     24.61%     30.29%     39.63%     62.38%
------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                  CLASS A
MID CAP GROWTH PORTFOLIO                     -------------------------------------------------------------------------------------

Selected per share data                      2005/(3)/       2004/(3)/   2003/(3)/   2002/(3)/         2001         2000/(6)/
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 10.41         $  9.96     $  7.94     $  8.96        $ 10.33         $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                             (0.02)          (0.05)      (0.05)      (0.05)         (0.04)          (0.01)
Net realized and unrealized gains (losses)       0.34            0.50        2.07       (0.97)         (1.33)           0.34
   Total Income (Loss) from Investment
      Operations                                 0.32            0.45        2.02       (1.02)         (1.37)           0.33
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 10.73         $ 10.41     $  9.96     $  7.94        $  8.96         $ 10.33
----------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                3.07%           4.52%      25.44%     (11.38)%       (13.26)%          3.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $20,199         $24,204     $27,536     $26,288        $34,083         $37,096
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements                             0.92%/(4)/      0.91%       0.91%       0.93%/(4)/     0.94%/(4)/      0.93%/(4)/
   Expenses, before waivers and
      reimbursements                             1.35%           1.36%       1.30%       1.29%          1.59%           2.08%
   Net investment loss, net of waivers and
      reimbursements                            (0.41)%         (0.54)%     (0.57)%     (0.54)%        (0.49)%         (0.26)%
   Net investment loss, before waivers and
      reimbursements                            (0.84)%         (0.99)%     (0.96)%     (0.90)%        (1.14)%         (1.41)%
Portfolio Turnover Rate                         53.92%         150.69%     236.64%     153.80%        220.85%         208.25%
----------------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS C
                                             ----------------------------------------------------------------------
Selected per share data                      2005/(3)/       2004/(3)/   2003/(3)/   2002/(3)/       2001/(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 10.32         $  9.90     $  7.90     $  8.94         $  8.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                             (0.03)          (0.08)      (0.07)      (0.07)          (0.02)
Net realized and unrealized gains (losses)       0.33            0.50        2.07       (0.97)           0.37
   Total Income (Loss) from Investment
      Operations                                 0.30            0.42        2.00       (1.04)           0.35
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 10.62         $ 10.32     $  9.90     $  7.90         $  8.94
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                2.91%           4.24%      25.32%     (11.63)%          4.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $ 4,906         $ 4,083     $ 3,186     $ 1,146         $   946
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements                             1.16%/(4)/      1.15%       1.15%       1.17%/(4)/      1.18%/(4)/
   Expenses, before waivers and
      reimbursements                             1.59%           1.60%       1.54%       1.53%           1.83%
   Net investment loss, net of waivers and
      reimbursements                            (0.65)%         (0.78)%     (0.81)%     (0.78)%         (0.73)%
   Net investment loss, before waivers and
      reimbursements                            (1.08)%         (1.23)%     (1.20)%     (1.14)%         (1.38)%
Portfolio Turnover Rate                         53.92%         150.69%     236.64%     153.80%         220.85%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ For the period April 4, 2001 (commencement of operations) through November
     30, 2001.
/(6)/ For the period commencing after the close of business December 31, 1999 through November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                        CLASS D
MID CAP GROWTH PORTFOLIO                     ----------------------------------------------------------------------

Selected per share data                      2005/(3)/       2004/(3)/   2003/(3)/   2002/(3)/       2001/(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.25         $  9.85     $  7.88     $  8.93         $ 11.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                             (0.04)          (0.09)      (0.08)      (0.08)          (0.07)
Net realized and unrealized gains (losses)       0.34            0.49        2.05       (0.97)          (2.06)
   Total Income (Loss) from Investment
      Operations                                 0.30            0.40        1.97       (1.05)          (2.13)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.55         $ 10.25     $  9.85     $  7.88         $  8.93
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                2.93%           4.06%      25.00%     (11.76)%        (19.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $  488         $   443     $   264     $   195         $   136
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements                             1.31%/(4)/      1.30%       1.30%       1.32%/(4)/      1.33%/(6)/
   Expenses, before waivers and
      reimbursements                             1.74%           1.75%       1.69%       1.68%           1.98%
   Net investment loss, net of waivers and
      reimbursements                            (0.80)%         (0.93)%     (0.96)%     (0.93)%         (0.88)%
   Net investment loss, before waivers and
      reimbursements                            (1.23)%         (1.38)%     (1.35)%     (1.29)%         (1.53)%
Portfolio Turnover Rate                         53.92%         150.69%     236.64%     153.80%         220.85%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the period would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ For the period January 29, 2001 (commencement of operations) through
     November 30, 2001.
/(6)/ Expense ratios, net of waivers and reimbursements, for the period would have been 1.32% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                     CLASS A
                                                    ------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO

Selected per share data                               2005       2004      2003/(3)/   2002/(3)/     2001     2000/(3)/
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  11.67   $  11.23   $  10.26     $  12.72    $  17.68   $  20.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.02       0.06         --        (0.02)       0.02      (0.09)
Net realized and unrealized gains (losses)              0.11       0.38       0.97        (2.44)      (3.33)      0.44
   Total Income (Loss) from Investment Operations       0.13       0.44       0.97        (2.46)      (3.31)      0.35
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                          (0.06)        --         --           --          --         --
   From net realized gains                                --         --         --           --       (1.65)     (3.08)
      Total Distributions Paid                         (0.06)        --         --           --       (1.65)     (3.08)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  11.74   $  11.67   $  11.23     $  10.26    $  12.72   $  17.68
----------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                       1.15%      3.92%      9.45%      (19.34)%    (20.92)%     1.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $163,681   $183,444   $210,064     $202,117    $247,114   $226,975
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.86%      0.86%      0.86%        0.88%       0.91%      0.92%/(4)/
   Expenses, before waivers and reimbursements          1.01%      1.01%      1.00%        1.09%       1.27%      1.27%
   Net investment income (loss), net of waivers
      and reimbursements                                0.31%      0.52%     (0.03)%      (0.17)%    (0.07)%    (0.49)%
   Net investment income (loss), before waivers
      and reimbursement                                 0.16%      0.37%     (0.17)%      (0.38)%    (0.43)%    (0.84)%
Portfolio Turnover Rate                               108.63%    189.01%    202.69%      148.40%     122.09%    129.05%
----------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS C
                                                    ----------------------------------------------------------------------
Selected per share data                                2005      2004     2003/(3)/   2002/(3)/     2001      2000/(3)/
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 11.45    $ 11.05    $ 10.12     $ 12.57     $ 17.53    $ 20.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             --       0.03         --       (0.05)      (0.02)     (0.14)
Net realized and unrealized gains (losses)             0.12       0.37       0.93       (2.40)      (3.29)      0.45
   Total Income (Loss) from Investment Operations      0.12       0.40       0.93       (2.45)      (3.31)      0.31
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.04)        --         --          --          --         --
   From net realized gains                               --         --         --          --       (1.65)     (3.08)
      Total Distributions Paid                        (0.04)        --         --          --       (1.65)     (3.08)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 11.53    $ 11.45    $ 11.05     $ 10.12     $ 12.57    $ 17.53
--------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                      1.03%      3.62%      9.30%     (19.57)%    (21.11)%     0.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $15,764    $15,926    $16,153     $ 7,247     $ 9,030    $11,442
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         1.10%      1.10%      1.10%       1.12%       1.15%      1.16%/(4)/
   Expenses, before waivers and reimbursements         1.25%      1.25%      1.24%       1.33%       1.51%      1.51%
   Net investment income (loss), net of waivers
      and reimbursements                               0.07%      0.28%     (0.27)%     (0.41)%     (0.31)%    (0.73)%
   Net investment income (loss), before waivers
      and reimbursements                              (0.08)%     0.13%     (0.41)%     (0.62)%     (0.67)%    (1.08)%
Portfolio Turnover Rate                              108.63%    189.01%    202.69%     148.40%     122.09%    129.05%
--------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                    CLASS D
                                                    ----------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO

Selected per share data                               2005       2004     2003/(3)/   2002/(3)/     2001       2000/(3)/
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 11.15    $ 10.78    $  9.89     $ 12.30     $ 17.20    $ 20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (0.01)      0.01      (0.01)      (0.06)       0.06      (0.18)
Net realized and unrealized gains (losses)             0.11       0.36       0.90       (2.35)      (3.31)      0.46
   Total Income (Loss) from Investment Operations      0.10       0.37       0.89       (2.41)      (3.25)      0.28
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.02)        --         --          --          --         --
   From net realized gains                               --         --         --          --       (1.65)     (3.08)
      Total Distributions Paid                        (0.02)        --         --          --       (1.65)     (3.08)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 11.23    $ 11.15    $ 10.78     $  9.89     $ 12.30    $ 17.20
--------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                      0.93%      3.43%      9.11%     (19.67)%    (21.18)%     0.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $   774    $ 1,362    $ 1,800     $   984     $   597    $   643
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         1.25%      1.25%      1.25%       1.27%       1.30%      1.31%/(4)/
   Expenses, before waivers and reimbursements         1.40%      1.40%      1.39%       1.48%       1.66%      1.66%
   Net investment income (loss), net of waivers
      and reimbursements                              (0.08)%     0.13%     (0.42)%     (0.56)%     (0.46)%    (0.88)%
   Net investment loss, before waivers and
      reimbursements                                  (0.23)%    (0.02)%    (0.56)%     (0.77)%     (0.82)%    (1.23)%
Portfolio Turnover Rate                              108.63%    189.01%    202.69%     148.40%     122.09%    129.05%
--------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the year would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                      CLASS A
                                                 ---------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO

Selected per share data                           2005/(3)/       2004           2003      2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  7.58        $  7.09        $  6.17   $  7.52        $  15.36    $  19.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.02           0.06           0.04      0.04            0.03        0.01
Net realized and unrealized gains (losses)          0.18           0.47           0.91     (1.36)          (1.52)       0.08
   Total Income (Loss) from Investment
      Operations                                    0.20           0.53           0.95     (1.32)          (1.49)       0.09
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.06)         (0.04)         (0.03)    (0.03)          (0.01)      (0.07)
   From net realized gains                            --             --             --        --           (6.34)      (4.45)
      Total Distributions Paid                     (0.06)         (0.04)         (0.03)    (0.03)          (6.35)      (4.52)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  7.72        $  7.58        $  7.09   $  6.17        $   7.52    $  15.36
----------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   2.62%          7.47%         15.58%   (17.62)%        (16.52)%     (0.47)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $37,218        $44,967        $59,580   $66,371        $102,133    $111,612
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements      0.78%/(4)/     0.77%/(4)/     0.76%     0.73%/(5)/      0.66%       0.69%/(7)/
   Expenses, before waivers and reimbursements      1.10%          1.03%          0.97%     0.97%           1.00%       1.01%
   Net investment income, net of waivers and
      reimbursements                                0.62%          0.64%          0.53%     0.49%           0.41%       0.06%
   Net investment income (loss), before
      waivers and reimbursements                    0.30%          0.38%          0.32%     0.25%           0.07%      (0.26)%
Portfolio Turnover Rate                            29.64%        102.83%        104.96%    55.31%          55.76%      63.39%
----------------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS D
                                                 -----------------------------------------------------------------------------
Selected per share data                          2005/(3)/       2004           2003    2002/(6)/        2001     2000/(3)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $ 7.27        $  6.81        $  5.93   $  7.23        $ 15.02    $19.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         --           0.04             --      0.03           0.12     (0.05)
Net realized and unrealized gains (losses)         0.17           0.43           0.89     (1.33)         (1.57)     0.07
   Total Income (Loss) from Investment
      Operations                                   0.17           0.47           0.89     (1.30)         (1.45)     0.02
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.03)         (0.01)         (0.01)       --             --     (0.04)
   From net realized gains                           --             --             --        --          (6.34)    (4.45)
      Total Distributions Paid                    (0.03)         (0.01)         (0.01)       --          (6.34)    (4.49)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $ 7.41        $  7.27        $  6.81   $  5.93        $  7.23    $15.02
------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                  2.37%          6.99%         15.07%   (17.98)%       (16.69)%   (0.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $  155        $   524        $   448   $   397        $   442    $  515
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements     1.17%/(4)/     1.16%/(4)/     1.15%     1.12%/(5)/     1.05%     1.08%/(7)/
   Expenses, before waivers and reimbursements     1.49%          1.42%          1.36%     1.36%          1.39%     1.40%
   Net investment income (loss), net of
      waivers and reimbursements                   0.23%          0.25%          0.14%     0.10%          0.02%    (0.33)%
   Net investment loss, before waivers and
      reimbursements                              (0.09)%        (0.01)%        (0.07)%   (0.14)%        (0.32)%   (0.65)%
Portfolio Turnover Rate                           29.64%        102.83%        104.96%    55.31%         55.76%    63.39%
------------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the periods would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.72% and 1.11% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(6)/ Distributions from net investment income were less than $0.01 per share. /(7)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.66% and 1.05% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                               CLASS A
                                                 ---------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

Selected per share data                          2005/(3)/   2004/(3)/   2003/(3)/     2002         2001       2000
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  15.11    $  13.66    $  12.36   $  15.57    $  21.58   $  25.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.12        0.26        0.19       0.18        0.20       0.27
Net realized and unrealized gains (losses)            0.24        1.46        1.57      (2.68)      (2.39)     (1.25)
   Total Income (Loss) from Investment
      Operations                                      0.36        1.72        1.76      (2.50)      (2.19)     (0.98)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.13)      (0.26)      (0.24)     (0.19)      (0.20)     (0.23)
   From net realized gains                           (0.20)      (0.01)      (0.22)     (0.52)      (3.62)     (2.55)
      Total Distributions Paid                       (0.33)      (0.27)      (0.46)     (0.71)      (3.82)     (2.78)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  15.14    $  15.11    $  13.66   $  12.36    $  15.57   $  21.58
----------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                     2.34%      12.66%      14.78%    (16.69)%    (12.19)%    (4.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $736,723    $693,670    $637,603   $797,850    $905,174   $999,478
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.21%       0.21%       0.21%      0.21%       0.21%      0.21%
   Expenses, before waivers and reimbursements        0.34%       0.34%       0.35%      0.37%       0.45%      0.45%
   Net investment income, net of waivers and
      reimbursements                                  1.63%       1.82%       1.59%      1.34%       1.19%      1.10%
   Net investment income, before waivers and
      reimbursements                                  1.50%       1.69%       1.45%      1.18%       0.95%      0.86%
Portfolio Turnover Rate                               6.61%      11.93%      16.04%     26.53%      14.30%      8.49%
----------------------------------------------------------------------------------------------------------------------

                                                                               CLASS C
                                                 ------------------------------------------------------------------
Selected per share data                          2005/(3)/   2004/(3)/   2003/(3)/     2002       2001      2000
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 15.05     $ 13.60     $ 12.31    $ 15.51    $ 21.52   $ 25.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                0.10        0.24        0.16       0.14       0.17      0.21
Net realized and unrealized gains (losses)           0.24        1.44        1.56      (2.66)     (2.40)    (1.23)
   Total Income (Loss) from Investment
      Operations                                     0.34        1.68        1.72      (2.52)     (2.23)    (1.02)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.11)      (0.22)      (0.21)     (0.16)     (0.16)    (0.19)
   From net realized gains                          (0.20)      (0.01)      (0.22)     (0.52)     (3.62)    (2.55)
      Total Distributions Paid                      (0.31)      (0.23)      (0.43)     (0.68)     (3.78)    (2.74)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 15.08     $ 15.05     $ 13.60    $ 12.31    $ 15.51   $ 21.52
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    2.23%      12.36%      14.56%    (16.89)%   (12.43)%   (4.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $25,622     $38,536     $27,885    $47,325    $70,494   $91,522
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements       0.45%       0.45%       0.45%      0.45%      0.45%     0.45%
   Expenses, before waivers and reimbursements       0.58%       0.58%       0.59%      0.61%      0.69%     0.69%
   Net investment income, net of waivers and
      reimbursements                                 1.39%       1.58%       1.35%      1.10%      0.95%     0.86%
   Net investment income, before waivers and
      reimbursements                                 1.26%       1.45%       1.21%      0.94%      0.71%     0.62%
Portfolio Turnover Rate                              6.61%      11.93%      16.04%     26.53%     14.30%     8.49%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             CLASS D
                                                 ----------------------------------------------------------------
EQUITY INDEX PORTFOLIO

Selected per share data                          2005/(3)/   2004/(3)/   2003/(3)/     2002      2001      2000
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 15.02     $ 13.59     $12.30     $ 15.51   $ 21.48   $25.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                0.09        0.21       0.15        0.14      0.13     0.17
Net realized and unrealized gains (losses)           0.24        1.44       1.55       (2.69)    (2.34)   (1.23)
   Total Income (Loss) from Investment
      Operations                                     0.33        1.65       1.70       (2.55)    (2.21)   (1.06)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.10)      (0.21)     (0.19)      (0.14)    (0.14)   (0.16)
   From net realized gains                          (0.20)      (0.01)     (0.22)      (0.52)    (3.62)   (2.55)
      Total Distributions Paid                      (0.30)      (0.22)     (0.41)      (0.66)    (3.76)   (2.71)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 15.05     $ 15.02     $13.59     $ 12.30   $ 15.51   $21.48
-----------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    2.16%      12.16%     14.37%     (17.05)%  (12.36)%  (4.93)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $10,926     $12,400     $7,569     $ 5,397   $ 6,105   $9,904
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements       0.60%       0.60%      0.60%       0.60%     0.60%    0.60%
   Expenses, before waivers and reimbursements       0.73%       0.73%      0.74%       0.76%     0.84%    0.84%
   Net investment income, net of waivers and
      reimbursements                                 1.24%       1.43%      1.20%       0.95%     0.80%    0.71%
   Net investment income, before waivers and
      reimbursements                                 1.11%       1.30%      1.06%       0.79%     0.56%    0.47%
Portfolio Turnover Rate                              6.61%      11.93%     16.04%      26.53%    14.30%    8.49%
-----------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                            CLASS A
                                                              ------------------------------------------------------------------
BALANCED PORTFOLIO

Selected per share data                                         2005     2004/(3)/   2003/(3)/   2002/(4)/     2001       2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  12.11   $  11.70    $  10.65    $ 11.76     $ 13.69    $ 15.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.12       0.19        0.18       0.24        0.35       0.40
Net realized and unrealized gains (losses)                        0.16       0.41        1.05      (1.08)      (0.86)      0.18
   Total Income (Loss) from Investment Operations                 0.28       0.60        1.23      (0.84)      (0.51)      0.58
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                    (0.12)     (0.19)      (0.18)     (0.27)      (0.37)     (0.34)
   From net realized gains                                       (0.10)        --          --         --       (1.05)     (1.67)
      Total Distributions Paid                                   (0.22)     (0.19)      (0.18)     (0.27)      (1.42)     (2.01)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $  12.17   $  12.11    $  11.70    $ 10.65     $ 11.76    $ 13.69
--------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                                 2.32%      5.14%      11.69%     (7.26)%     (4.11)%     3.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $126,401   $128,318    $129,674    $88,438     $97,121    $73,006
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                    0.61%      0.61%       0.61%      0.61%       0.61%      0.61%
   Expenses, before waivers and reimbursements                    0.79%      0.78%       0.79%      0.86%       1.01%      1.07%
   Net investment income, net of waivers and reimbursements       1.93%      1.63%       1.61%      2.21%       3.02%      2.83%
   Net investment income, before waivers and reimbursements       1.75%      1.46%       1.43%      1.96%       2.62%      2.37%
Portfolio Turnover Rate                                          57.72%    133.25%     147.53%    133.42%     110.80%     85.81%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
Selected per share data                                        2005    2004/(3)/   2003/(3)/   2002/(4)/     2001      2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $12.11    $ 11.70     $ 10.64     $ 11.76    $ 13.69    $15.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.10       0.17        0.16        0.21       0.33      0.36
Net realized and unrealized gains (losses)                      0.17       0.40        1.05       (1.09)     (0.86)     0.18
   Total Income (Loss) from Investment Operations               0.27       0.57        1.21       (0.88)     (0.53)     0.54
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                  (0.11)     (0.16)      (0.15)      (0.24)     (0.35)    (0.31)
   From net realized gains                                     (0.10)        --          --          --      (1.05)    (1.67)
      Total Distributions Paid                                 (0.21)     (0.16)      (0.15)      (0.24)     (1.40)    (1.98)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $12.17    $ 12.11     $ 11.70     $ 10.64    $ 11.76    $13.69
-----------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                               2.19%      4.90%      11.54%      (7.56)%    (4.33)%    3.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $5,026    $ 4,987     $ 1,098     $   860    $   905    $  905
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                  0.85%      0.85%       0.85%       0.85%      0.85%     0.85%
   Expenses, before waivers and reimbursements                  1.03%      1.02%       1.03%       1.10%      1.25%     1.31%
   Net investment income, net of waivers and reimbursements     1.69%      1.39%       1.37%       1.97%      2.78%     2.59%
   Net investment income, before waivers and reimbursements     1.51%      1.22%       1.19%       1.72%      2.38%     2.13%
Portfolio Turnover Rate                                        57.72%    133.25%     147.53%     133.42%    110.80%    85.81%
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
   FINANCIAL HIGHLIGHTS (continued)           OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                          CLASS D
                                                              ---------------------------------------------------------------
BALANCED PORTFOLIO

Selected per share data                                        2005    2004/(3)/   2003/(3)/   2002/(4)/     2001      2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $12.03    $ 11.62     $ 10.58     $ 11.69    $ 13.61    $15.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.10       0.15        0.13        0.19       0.37      0.34
Net realized and unrealized gains (losses)                      0.15       0.40        1.05       (1.08)     (0.92)     0.18
   Total Income (Loss) from Investment Operations               0.25       0.55        1.18       (0.89)     (0.55)     0.52
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                     (0.09)     (0.14)      (0.14)      (0.22)     (0.32)    (0.30)
From net realized gains                                        (0.10)        --          --          --      (1.05)    (1.67)
   Total Distributions Paid                                    (0.19)     (0.14)      (0.14)      (0.22)     (1.37)    (1.97)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $12.09    $ 12.03     $ 11.62     $ 10.58    $ 11.69    $13.61
-----------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                               2.09%      4.79%      11.24%      (7.66)%    (4.44)%    3.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $  252    $   486     $   333     $   317    $   257    $  487
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                  1.00%      1.00%       1.00%       1.00%      1.00%     1.00%
   Expenses, before waivers and reimbursements                  1.18%      1.17%       1.18%       1.25%      1.40%     1.46%
   Net investment income, net of waivers and reimbursements     1.54%      1.24%       1.22%       1.82%      2.63%     2.44%
   Net investment income, before waivers and reimbursements     1.36%      1.07%       1.04%       1.57%      2.23%     1.98%
Portfolio Turnover Rate                                        57.72%    133.25%     147.53%     133.42%    110.80%    85.81%
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
                                                               -----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
--------------------------------------------------------------------------------
Australia - 2.9%
   Boral Ltd. +                                               545,734   $  2,449
   John Fairfax Holdings Ltd. +                               837,236      2,643
--------------------------------------------------------------------------------
                                                                           5,092
--------------------------------------------------------------------------------
Finland - 1.6%
   UPM-Kymmene OYJ                                            145,400      2,807
--------------------------------------------------------------------------------
France - 11.5%
   Accor S.A                                                   49,572      2,287
   AXA                                                        107,161      2,612
   Bouygues                                                    63,638      2,449
   Credit Agricole S.A.                                        91,921      2,383
   Sanofi-Aventis +                                            40,019      3,610
   Societe Generale                                            32,589      3,202
   Veolia Environment                                         100,734      3,800
--------------------------------------------------------------------------------
                                                                          20,343
--------------------------------------------------------------------------------
Germany - 11.7%
   Allianz A.G. (Registered)                                   24,601      2,898
   AWD Holding A.G. +                                           9,188        362
   Fresenius Medical Care A.G. +                               33,978      2,669
   Linde A.G.                                                  49,458      3,359
   Metro A.G.                                                  55,661      2,774
   RWE A.G.                                                    49,421      3,020
   SAP A.G.                                                    15,275      2,519
   Volkswagen A.G. +                                           70,772      3,113
--------------------------------------------------------------------------------
                                                                          20,714
--------------------------------------------------------------------------------
Greece - 0.7%
   Public Power Corp.                                          53,290      1,319
--------------------------------------------------------------------------------
Italy - 1.5%
   Alleanza Assicurazioni S.p.A. +                            242,716      2,594
--------------------------------------------------------------------------------
Japan - 25.1%
   Ajinomoto Co., Inc.                                        231,000      2,561
   Asahi Glass Co. Ltd. +                                     259,100      2,808
   Bank of Yokohama (The) Ltd.                                476,000      2,737
   Chugai Pharmaceutical Co. Ltd.+                            189,600      2,808
   Daiwa House Industry Co. Ltd.                              160,000      1,774
   Fuji Television Network, Inc.                                1,229      2,525
   Ito-Yokado Co. Ltd. +                                       67,200      2,285
   JS Group Corp.                                             158,600      2,705
   Mazda Motor Corp. +                                        723,000      2,731
   Mitsui Mining & Smelting Co. Ltd.                          684,000      2,981
   Mizuho Financial Group, Inc.                                   845      4,002
   Nippon Telegraph & Telephone Corp.                             737      3,015
   Shinsei Bank Ltd. +                                        106,000   $    538
   Sony Corp.                                                  75,900      2,839
   Sumitomo Metal Industries Ltd.                           1,699,000      2,881
   Terumo Corp.                                               105,500      2,785
   West Japan Railway Co.                                         734      2,509
--------------------------------------------------------------------------------
                                                                          44,484
--------------------------------------------------------------------------------
Luxembourg - 1.9%
   Arcelor +                                                  168,801      3,363
--------------------------------------------------------------------------------
Netherlands - 1.8%
   ASML Holding N.V. * +                                      198,447      3,189
--------------------------------------------------------------------------------
Spain - 1.4%
   Banco Sabadell S.A. +                                       94,778      2,484
--------------------------------------------------------------------------------
Sweden - 1.8%
   Skandinaviska Enskilda Banken AB, Class A +                183,455      3,156
--------------------------------------------------------------------------------
Switzerland - 11.4%
   Logitech International S.A. (Registered) * +                44,138      2,622
   Lonza Group A.G. (Registered)                               46,944      2,866
   Novartis A.G. (Registered)                                  85,029      4,151
   Syngenta A.G.                                               41,590      4,308
   UBS A.G. (Registered)                                       46,308      3,570
   Zurich Financial Services A.G.                              16,186      2,690
--------------------------------------------------------------------------------
                                                                          20,207
--------------------------------------------------------------------------------
United Kingdom - 24.0%
   ARM Holdings PLC                                         1,374,067      2,696
   Barclays PLC                                               376,169      3,565
   BP PLC                                                     268,785      2,691
   British Sky Broadcasting PLC                               261,691      2,594
   BT Group PLC                                               989,529      3,834
   GKN PLC                                                    529,337      2,424
   GlaxoSmithKline PLC                                        140,704      3,477
   Hilton Group PLC                                           235,311      1,215
   ITV PLC                                                  1,337,835      2,783
   Lloyds TSB Group PLC                                       450,929      3,712
   Marconi Corp. PLC *                                        219,909      1,199
   Marks & Spencer Group PLC                                  413,609      2,536
   Rank Group PLC                                             551,722      2,687
   Shell Transport & Trading Co. PLC (Registered)             829,006      7,193
--------------------------------------------------------------------------------
                                                                          42,606
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $159,552)                                                          172,358

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO (continued)

                                                             NUMBER       VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 20.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                         36,449,518   $36,450
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $36,450)                                                           36,450

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.1%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
         3.07%, 6/1/05                                          $151        151
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $151)                                                                 151

--------------------------------------------------------------------------------
Total Investments - 118.0%
--------------------------------------------------------------------------------
(Cost $196,153)                                                         208,959
   Liabilities less Other Assets - (18.0)%                              (31,799)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $177,160

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2005, the industry sectors for the International Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     18.7%
Consumer Staples                                                            4.4
Energy                                                                      5.7
Financials                                                                 23.5
Health Care                                                                11.3
Industrials                                                                 4.7
Information Technology                                                      7.1
Materials                                                                  14.5
Telecommunication Services                                                  5.4
Utilities                                                                   4.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

At May 31, 2005, the International Growth Portfolio's investments (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
--------------------------------------------------------------------------------
Euro                                                                       33.0%
United Kingdom Pound                                                       24.7
Japanese Yen                                                               25.8
Swiss Franc                                                                11.7
All other currencies less than 5%                                           4.8
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
                                                               -----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2%
--------------------------------------------------------------------------------
Australia - 5.0%
   Alumina Ltd.                                                  12,601   $   52
   Amcor Ltd. +                                                  13,009       67
   AMP Ltd. +                                                    21,389      107
   Ansell Ltd.                                                    1,440       10
   Aristocrat Leisure Ltd. +                                      5,024       40
   Australia & New Zealand Banking Group Ltd. +                  19,986      324
   Australian Gas Light Co. Ltd. +                                5,837       61
   Australian Stock Exchange Ltd. +                               2,011       35
   AXA Asia Pacific Holdings Ltd.                                 6,026       21
   BHP Billiton Ltd. +                                           39,482      497
   BlueScope Steel Ltd. +                                         7,094       43
   Boral Ltd. +                                                   5,050       23
   Brambles Industries Ltd. +                                    12,013       72
   Centro Properties Group +                                      8,882       37
   CFS Gandel Retail Trust +                                     12,248       15
   CFS Gandel Retail Trust - New *                                  405       --
   Coca-Cola Amatil Ltd. +                                        7,644       45
   Cochlear Ltd. +                                                  450       11
   Coles Myer Ltd. +                                             11,812       81
   Commonwealth Bank of Australia +                              13,791      386
   Commonwealth Property Office Fund +                           11,582       11
   Computershare Ltd. +                                           3,700       16
   CSL Ltd. +                                                     2,556       56
   CSR Ltd. +                                                     8,400       16
   DB RREEF Trust +                                               9,889       10
   Foster's Group Ltd. +                                         26,393      108
   Futuris Corp. Ltd. +                                           4,582        6
   General Property Trust +                                      25,134       67
   Harvey Norman Holdings Ltd. +                                  4,700        9
   Iluka Resources Ltd. +                                         2,117       10
   Insurance Australia Group Ltd. +                              18,982       84
   Investa Property Group +                                      12,642       18
   John Fairfax Holdings Ltd. +                                  14,996       47
   Leighton Holdings Ltd. +                                       1,200        9
   Lend Lease Corp. Ltd.                                          5,603       52
   Lion Nathan Ltd. +                                             2,500       14
   Macquarie Bank Ltd. +                                          2,625      100
   Macquarie Goodman Group * +                                   12,856       39
   Macquarie Infrastructure Group                                24,410       72
   Mayne Group Ltd. +                                             7,192       25
   Mirvac Group +                                                 6,628       17
   National Australia Bank Ltd. +                                17,461   $  415
   Newcrest Mining Ltd. +                                         2,905       29
   OneSteel Ltd. +                                                4,560        9
   Orica Ltd.                                                     2,514       30
   Origin Energy Ltd. +                                          11,568       62
   PaperlinX Ltd. +                                               3,700        7
   Patrick Corp. Ltd. +                                          10,735       46
   Publishing & Broadcasting Ltd.                                 1,200       14
   QBE Insurance Group Ltd. +                                     9,723      108
   Rinker Group Ltd. +                                           11,047      103
   Rio Tinto Ltd. +                                               3,567      115
   Santos Ltd. +                                                  7,743       59
   Sonic Healthcare Ltd. +                                        2,155       19
   Stockland Trust +                                             17,284       72
   Stockland - New *                                                549        2
   Suncorp-Metway Ltd. +                                          7,129      106
   TABCORP Holdings Ltd. +                                        7,199       85
   Telstra Corp. Ltd.                                            24,987       95
   Toll Holdings Ltd. +                                           1,950       18
   Transurban Group +                                            10,352       57
   Wesfarmers Ltd. +                                              4,288      119
   Westfield Group * +                                           17,301      220
   Westpac Banking Corp. +                                       21,106      313
   WMC Resources Ltd. +                                          15,639       92
   Woodside Petroleum Ltd.                                        5,459      102
   Woolworths Ltd. +                                             13,049      158
--------------------------------------------------------------------------------
                                                                           5,168
--------------------------------------------------------------------------------
Austria - 0.4%
   Bank Austria Creditanstalt A.G.                                  640       63
   Boehler-Uddeholm A.G. +                                           51        7
   Erste Bank der Oesterreichischen Sparkassen A.G.               1,514       75
   Flughafen Wien A.G.                                               99        6
   IMMOFINANZ Immobilien Anlagen A.G. *                           2,594       23
   Mayr-Melnhof Karton A.G.                                          25        4
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                             36        9
   OMV A.G.                                                         249       87
   RHI A.G. *                                                       174        5
   Telekom Austria A.G. +                                         4,796       89

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Austria - 0.4% - (continued)
   VA Technologie A.G. *                                             80   $    6
   Voestalpine A.G. +                                               153       10
   Wienerberger A.G.                                                567       25
--------------------------------------------------------------------------------
                                                                             409
--------------------------------------------------------------------------------
Belgium - 1.3%
   AGFA-Gevaert N.V. +                                              719       21
   Barco N.V. +                                                     100        7
   Bekaert N.V. +                                                   140       10
   Belgacom S.A. * +                                              1,547       53
   Cofinimmo S.A. +                                                  50        8
   Colruyt N.V.                                                     150       22
   D'ieteren S.A. +                                                  40        8
   Delhaize Group +                                               1,113       65
   Dexia +                                                        6,888      149
   Electrabel S.A.                                                  317      140
   Fortis                                                        12,882      350
   Groupe Bruxelles Lambert S.A. +                                  546       46
   InBev N.V.                                                     2,694       89
   KBC Groep +                                                    2,085      169
   Mobistar S.A. +                                                  200       16
   Omega Pharma S.A. +                                              150        8
   Solvay S.A., Class A +                                           682       74
   UCB S.A.                                                       1,271       58
   Umicore +                                                        100        8
--------------------------------------------------------------------------------
                                                                           1,301
--------------------------------------------------------------------------------
Bermuda - 0.0%
   Frontline Ltd. +                                                 900       39
--------------------------------------------------------------------------------
Denmark - 0.7%
   A.P. Moller - Maersk A/S                                          14      127
   Bang & Olufsen A/S, Class B +                                     84        5
   Carlsberg A/S, Class B                                           250       12
   Coloplast A/S, Class B                                           224       13
   Danisco A/S +                                                    804       55
   Danske Bank A/S                                                5,470      157
   DSV De Sammensluttede Vognmaend A/S                              176       14
   East Asiatic Co. Ltd. A/S                                        159       10
   FLSmidth & Co. A/S, Class B *                                    238        4
   GN Store Nord A/S +                                            1,782       21
   H. Lundbeck A/S +                                                597       15
   Kobenhavns Lufthavne +                                            54       12
   NKT Holding A/S                                                  132        5
   Novo-Nordisk A/S, Class B                                      2,720   $  140
   Novozymes A/S, Class B +                                         499       24
   TDC A/S                                                        2,200       97
   Topdanmark A/S * +                                               216       16
   Vestas Wind Systems A/S +                                      1,162       19
   William Demant Holding A/S * +                                   258       12
--------------------------------------------------------------------------------
                                                                             758
--------------------------------------------------------------------------------
Finland - 1.4%
   Amer Group Ltd.                                                  600       10
   Elisa OYJ, Class A                                             1,950       29
   Fortum OYJ                                                     4,400       67
   KCI Konecranes OYJ                                               100        4
   Kesko OYJ, Class B                                               500       12
   Kone OYJ, Class B +                                              600       50
   Metso OYJ                                                        900       18
   Neste Oil OYJ *                                                1,100       24
   Nokia OYJ                                                     51,970      872
   Orion OYJ, Class B +                                             600       12
   Outokumpu OYJ +                                                  700       10
   Pohjola Group PLC, Class D                                       300        4
   Rautaruukki OYJ +                                                700       10
   Sampo OYJ, Class A +                                           5,400       76
   Stora Enso OYJ (Registered)                                    8,200      108
   TietoEnator OYJ                                                  700       22
   UPM-Kymmene OYJ                                                5,960      115
   Uponor OYJ                                                       600       11
   Wartsila OYJ, Class B                                            450       13
--------------------------------------------------------------------------------
                                                                           1,467
--------------------------------------------------------------------------------
France - 8.7%
   Accor S.A.                                                     2,342      108
   Air France - KLM +                                               600       10
   Air Liquide                                                    1,333      232
   Alcatel S.A. +                                                13,580      148
   Alstom *                                                      16,800       15
   Atos Origin *                                                    403       25
   Autoroutes du Sud de la France                                   999       52
   AXA                                                           16,714      408
   BNP Paribas                                                    8,930      601
   Bouygues                                                       1,545       60
   Business Objects S.A. * +                                        500       14
   Cap Gemini S.A. +                                              1,535       49
   Carrefour S.A.                                                 6,545      325

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
France - 8.7% - (continued)
   Casino Guichard Perrachon S.A. +                                 350   $   26
   Cie de Saint-Gobain                                            3,387      195
   CNP Assurances                                                   300       20
   Credit Agricole S.A.                                           6,756      175
   Dassault Systems S.A. +                                          591       27
   Essilor International S.A. +                                   1,216       83
   France Telecom S.A.                                           16,854      483
   Groupe Danone                                                  2,519      232
   Hermes International +                                           100       19
   Imerys S.A. +                                                    200       14
   Klepierre                                                        206       19
   L'Oreal S.A. +                                                 3,683      267
   Lafarge S.A. +                                                 2,128      193
   Lagardere S.C.A.                                               1,685      120
   LVMH Moet Hennessy Louis Vuitton S.A.                          3,018      215
   Michelin Compagnie Generale des Establissements,
      Class B                                                     1,719      109
   Neopost S.A.                                                     133       12
   PagesJaunes Groupe S.A.                                          606       15
   Pernod-Ricard +                                                  497       77
   Peugeot S.A.                                                   1,600       96
   Pinault-Printemps-Redoute S.A. +                                 521       52
   Publicis Groupe +                                                800       24
   Renault S.A.                                                   2,301      197
   Safran S.A. * +                                                1,695       32
   Sanofi-Aventis                                                11,811    1,065
   Schneider Electric S.A.                                        2,751      202
   Societe BIC S.A.                                                 250       13
   Societe Generale                                               3,839      377
   Societe Television Francaise 1 +                               1,000       27
   Sodexho Alliance S.A. +                                          840       27
   Suez S.A.                                                      8,378      225
   Technip S.A. +                                                   716       32
   Thales S.A.                                                      700       28
   Thomson (ex-TMM)                                               2,528       64
   Total S.A.                                                     6,347    1,402
   Union du Credit-Bail Immobilier                                  531       68
   Valeo S.A. +                                                     654       27
   Veolia Environment                                             3,420      129
   Vinci S.A. +                                                   1,688      126
   Vivendi Universal S.A.                                        12,085      368
   Zodiac S.A. +                                                    300   $   15
--------------------------------------------------------------------------------
                                                                           8,944
--------------------------------------------------------------------------------
Germany - 6.2%
   Adidas-Salomon A.G.                                              597       99
   Allianz A.G. (Registered) +                                    3,858      455
   Altana A.G.                                                      550       33
   BASF A.G.                                                      6,028      400
   Bayer A.G.                                                     7,790      262
   Bayerische Hypo-und Vereinsbank A.G. *                         6,705      165
   Beiersdorf A.G.                                                  200       21
   Celsio A.G.                                                      250       21
   Commerzbank A.G. +                                             5,047      110
   Continental A.G.                                               1,478      105
   DaimlerChrysler A.G. (Registered)                              9,760      392
   Deutsche Bank A.G. (Registered)                                5,498      427
   Deutsche Boerse A.G. +                                         1,030       76
   Deutsche Lufthansa A.G. (Registered)                           2,040       26
   Deutsche Post A.G. (Registered) +                              6,200      145
   Deutsche Telekom A.G. (Registered)                            30,598      569
   Douglas Holding A.G.                                             300       10
   E.ON A.G.                                                      6,871      595
   Epcos A.G. *                                                     400        5
   Fresenius Medical Care A.G.                                      300       24
   HeidelbergCement A.G.                                            639       41
   HeidelbergCement A.G. (VVPR) *                                    83       --
   Hypo Real Estate Holding +                                     1,047       41
   Infineon Technologies A.G. * +                                 4,871       43
   KarstadtQuelle A.G. +                                            651        7
   Linde A.G.                                                       750       51
   MAN A.G.                                                       1,815       80
   Marschollek Lautenschlaeger und Partner A.G. +                   500        8
   Merck KGaA +                                                     450       35
   Metro A.G.                                                     1,896       94
   Muenchener Rueckversicherungs A.G.
      (Registered) +                                              2,067      226
   Puma A.G. Rudolf Dassler Sport +                                 100       25
   RWE A.G.                                                       4,933      301
   SAP A.G.                                                       2,499      412
   Schering A.G.                                                  2,052      129
   Siemens A.G. (Registered)                                      8,967      655

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Germany - 6.2% - (continued)
   Suedzucker A.G.                                                  450   $    9
   ThyssenKrupp A.G.                                              3,213       59
   TUI A.G.                                                       1,063       26
   Volkswagen A.G. +                                              2,834      125
--------------------------------------------------------------------------------
                                                                           6,307
--------------------------------------------------------------------------------
Greece - 0.5%
   Alpha Bank A.E.                                                3,830      105
   Coca Cola Hellenic Bottling Co. S.A.                           1,530       41
   Commercial Bank of Greece                                        500       15
   EFG Eurobank Ergasias S.A. *                                   2,130       66
   Folli-Follie S.A. (Registered)                                   120        3
   Greek Organization of Football Prognostics S.A.                2,160       59
   Hellenic Duty Free Shops S.A.                                    200        3
   Hellenic Petroleum S.A.                                          890        9
   Hellenic Technodomiki Tev S.A.                                   648        3
   Hellenic Telecommunications Organization S.A.                  3,430       61
   Intracom S.A.                                                    650        3
   National Bank of Greece S.A.                                   3,207      108
   Piraeus Bank S.A.                                              1,040       19
   Public Power Corp.                                             1,303       32
   Technical Olympic S.A.                                           610        4
   Titan Cement Co. S.A.                                            520       16
   Viohalco                                                         870        6
--------------------------------------------------------------------------------
                                                                             553
--------------------------------------------------------------------------------
Hong Kong - 1.7%
   ASM Pacific Technology +                                       2,000        9
   Bank of East Asia Ltd. +                                      17,904       53
   BOC Hong Kong Holdings Ltd. +                                 51,000       94
   Cathay Pacific Airways Ltd. +                                  9,000       16
   Cheung Kong Holdings Ltd. +                                   17,000      155
   Cheung Kong Infrastructure Holdings Ltd.                       4,000       12
   CLP Holdings Ltd.                                             21,000      120
   Esprit Holdings Ltd.                                          12,000       86
   Giordano International Ltd. +                                 12,000        8
   Hang Lung Properties Ltd.                                     32,000       47
   Hang Seng Bank Ltd.                                            8,800      118
   Henderson Land Development Co. Ltd. +                          5,000       23
   Hong Kong & China Gas Co. Ltd.                                43,920       88
   Hong Kong Electric Holdings Ltd.                              18,000   $   80
   Hong Kong Exchanges and Clearing Ltd. +                       19,000       47
   Hopewell Holdings Ltd.                                         5,000       12
   Hutchison Whampoa Ltd.                                        26,500      231
   Hysan Development Co. Ltd.                                     5,222       11
   Johnson Electric Holdings                                     13,200       12
   Li & Fung Ltd.                                                20,000       38
   MTR Corp.                                                     17,500       32
   New World Development Ltd.                                    16,763       18
   PCCW Ltd. +                                                   36,364       22
   SCMP Group Ltd.                                                8,000        4
   Shangri-La Asia Ltd. +                                         9,172       14
   Sino Land Co. +                                               13,085       13
   SmarTone Telecommunications Holdings Ltd. +                    3,000        3
   Sun Hung Kai Properties Ltd. +                                15,172      145
   Swire Pacific Ltd., Class A                                   11,500       98
   Techtronic Industries Co. +                                    8,000       18
   Television Broadcasts Ltd.                                     3,000       15
   Texwinca Holdings Ltd. +                                       4,000        3
   Wharf Holdings Ltd. +                                         10,000       33
   Yue Yuen Industrial Holdings +                                 4,000       12
--------------------------------------------------------------------------------
                                                                           1,690
--------------------------------------------------------------------------------
Ireland - 0.8%
   Allied Irish Banks PLC                                         9,749      202
   Bank of Ireland - Dublin                                      10,440      158
   Bank of Ireland - London                                       1,515       23
   CRH PLC - Dublin                                               5,704      144
   CRH PLC - London                                                 949       24
   DCC PLC                                                          744       15
   Depfa Bank PLC                                                 4,527       73
   Elan Corp. PLC *                                               4,743       36
   Fyffes PLC                                                     2,597        7
   Grafton Group PLC                                              3,673       43
   Greencore Group PLC                                            1,366        6
   Independent News & Media PLC                                   4,867       15
   Irish Life & Permanent PLC                                     3,894       65
   Kerry Group PLC, Class A                                       1,156       28
   Ryanair Holdings PLC *                                         1,575       12
--------------------------------------------------------------------------------
                                                                             851
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Italy - 3.8%
   Alleanza Assicurazioni S.p.A. +                              3,603     $   39
   Arnoldo Mondadori Editore S.p.A.                             1,000         10
   Assicurazioni Generali S.p.A.                               11,308        344
   Autogrill S.p.A.                                             1,000         14
   Autostrade S.p.A.                                            3,428         89
   Banca Antonveneta S.p.A. +                                   2,755         88
   Banca Fideuram S.p.A. +                                      3,000         15
   Banca Intesa S.p.A.                                         35,738        167
   Banca Intesa S.p.A. - RNC                                    7,696         32
   Banca Monte dei Paschi di Siena S.p.A. +                     8,000         29
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                 12,782         43
   Banca Popolare di Milano Scrl                                3,000         30
   Banche Popolari Unite Scrl                                   4,535         92
   Banco Popolare di Verona e Novara Scrl                       3,593         65
   Benetton Group S.p.A.                                          800          7
   Bulgari S.p.A.                                               1,000         11
   Capitalia S.p.A.                                            19,124        100
   Enel S.p.A                                                  42,904        385
   ENI S.p.A. +                                                29,138        744
   Fiat S.p.A. * +                                              6,829         46
   Fineco S.p.A. *                                              1,304         11
   Finmeccanica S.p.A.                                         83,569         76
   Gruppo Editoriale L'Espresso S.p.A. +                        1,000          6
   Italcementi S.p.A.                                           1,080         17
   Luxottica Group S.p.A.                                       1,000         21
   Mediaset S.p.A. +                                            9,464        112
   Mediobanca S.p.A.                                            5,586         97
   Mediolanum S.p.A. +                                          2,000         13
   Pirelli & C S.p.A                                           16,800         19
   Riunione Adriatica di Sicurta S.p.A.                         2,398         46
   Sanpaolo IMI S.p.A. +                                       13,300        184
   Seat Pagine Gialle S.p.A. *                                 32,279         13
   Snam Rete Gas S.p.A. +                                      10,175         54
   Telecom Italia Media S.p.A. *                               14,487          7
   Telecom Italia S.p.A.                                       97,749        314
   Telecom Italia S.p.A. (RNC)                                 63,233        167
   Terna S.p.A. +                                               5,089         13
   TIM S.p.A. +                                                15,223         85
   Tiscali S.p.A. * +                                           2,000          6
   UniCredito Italiano S.p.A.                                  52,570        272
--------------------------------------------------------------------------------
                                                                           3,883
--------------------------------------------------------------------------------
Japan - 20.8%
   77 Bank (The) Ltd.                                           3,000     $   19
   Acom Co. Ltd.                                                  900         58
   Aderans Co. Ltd.                                               500         12
   Advantest Corp.                                              1,000         75
   Aeon Co. Ltd.                                                8,000        124
   Aeon Credit Service Co. Ltd.                                   500         32
   Aiful Corp.                                                    800         59
   Aisin Seiki Co. Ltd.                                         3,000         67
   Ajinomoto Co., Inc.                                          7,000         78
   All Nippon Airways Co. Ltd.                                  4,000         13
   Alps Electric Co. Ltd. +                                     1,000         15
   Amada Co. Ltd.                                               5,000         34
   Amano Corp.                                                  1,000         10
   Anritsu Corp.                                                1,000          6
   Aoyama Trading Co. Ltd.                                        500         12
   Ariake Japan Co. Ltd. +                                        200          5
   Asahi Breweries Ltd. +                                       5,000         61
   Asahi Glass Co. Ltd. +                                      12,000        130
   Asahi Kasei Corp.                                           14,000         69
   Asatsu-DK, Inc. +                                              500         14
   Autobacs Seven Co. Ltd.                                        200          6
   Bandai Co. Ltd. +                                              400          8
   Bank of Fukuoka (The) Ltd. +                                 5,000         31
   Bank of Yokohama (The) Ltd. *                               14,000         81
   Benesse Corp. +                                                500         16
   Bridgestone Corp.                                            8,000        158
   Canon, Inc.                                                  8,500        462
   Casio Computer Co. Ltd.                                      1,000         14
   Central Glass Co. Ltd. +                                     2,000         13
   Central Japan Railway Co. +                                     11         89
   Chiba Bank (The) Ltd. +                                      9,000         61
   Chubu Electric Power Co., Inc. +                             6,900        160
   Chugai Pharmaceutical Co. Ltd.                               3,300         49
   Citizen Watch Co. Ltd. +                                     2,000         18
   Coca-Cola West Japan Co. Ltd.                                  600         13
   COMSYS Holdings Corp.                                        1,000          8
   Credit Saison Co. Ltd.                                       2,100         70
   CSK Corp. +                                                  1,000         36
   Dai Nippon Printing Co. Ltd.                                 7,000        111
   Daicel Chemical Industries Ltd.                              2,000         10

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Daiichi Pharmaceutical Co. Ltd.                                3,000     $ 67
   Daikin Industries Ltd.                                         3,000       73
   Daimaru (The), Inc.                                            4,000       34
   Dainippon Ink & Chemicals, Inc.                               11,000       33
   Dainippon Screen Manufacturing Co. Ltd. +                      1,000        7
   Daito Trust Construction Co. Ltd. +                            1,200       45
   Daiwa House Industry Co. Ltd.                                  6,000       67
   Daiwa Securities Group, Inc.                                  15,000       95
   Denki Kagaku Kogyo Kabushiki Kaisha                            4,000       14
   Denso Corp.                                                    6,400      146
   Dentsu, Inc.                                                      21       52
   Dowa Mining Co. Ltd.                                           2,000       13
   East Japan Railway Co.                                            40      199
   Ebara Corp. +                                                  2,000        7
   Eisai Co. Ltd.                                                 3,200      109
   Electric Power Development Co.                                 1,400       40
   FamilyMart Co. Ltd.                                            1,000       29
   Fanuc Ltd.                                                     2,200      137
   Fast Retailing Co. Ltd.                                          800       42
   Fuji Electric Co. Ltd.                                         4,000       12
   Fuji Photo Film Co. Ltd.                                       6,000      187
   Fuji Television Network, Inc.                                      4        8
   Fujikura Ltd.                                                  3,000       15
   Fujitsu Ltd.                                                  20,000      110
   Furukawa Electric (The) Co. Ltd.                               9,000       37
   Gunma Bank (The) Ltd.                                          3,000       18
   Gunze Ltd.                                                     2,000        9
   Hankyu Department Stores +                                     1,000        6
   Hino Motors Ltd.                                               2,000       11
   Hirose Electric Co. Ltd.                                         200       21
   Hitachi Cable Ltd.                                             1,000        4
   Hitachi Chemical Co. Ltd.                                      1,000       18
   Hitachi Ltd.                                                  38,000      228
   Hitachi Software Engineering Co. Ltd. +                          300        5
   Hokugin Financial Group, Inc.                                  7,000       22
   Honda Motor Co. Ltd.                                           8,700      428
   House Foods Corp. +                                            1,000       14
   Hoya Corp.                                                     1,300      145
   Isetan Co. Ltd. +                                              2,000       26
   Ishihara Sangyo Kaisha Ltd. +                                  2,000     $  4
   Ishikawajima-Harima Heavy Industries Co. Ltd. +                9,000       13
   ITO EN Ltd. +                                                    300       14
   Ito-Yokado Co. Ltd. +                                          4,000      136
   Itochu Corp.                                                  19,000       92
   Itochu Techno-Science Corp. +                                    400       13
   Jafco Co. Ltd. +                                                 500       27
   Japan Airlines System Corp.                                    6,000       17
   Japan Real Estate Investment Corp.                                 4       32
   Japan Retail Fund Investment Corp.                                 3       24
   Japan Tobacco, Inc.                                               11      144
   JFE Holdings, Inc. +                                           6,200      156
   JGC Corp. +                                                    2,000       23
   Joyo Bank (The) Ltd.                                           6,000       31
   JS Group Corp.                                                 3,000       51
   JSR Corp. +                                                    2,000       42
   Kajima Corp. +                                                13,000       45
   Kaken Pharmaceutical Co. Ltd. +                                1,000        7
   Kamigumi Co. Ltd.                                              2,000       15
   Kaneka Corp.                                                   4,000       42
   Kansai Electric Power Co., Inc.                                8,700      169
   Kao Corp.                                                      6,000      139
   Kawasaki Heavy Industries Ltd. +                              19,000       34
   Kawasaki Kisen Kaisha Ltd. +                                   4,000       24
   KDDI Corp.                                                        27      124
   Keihin Electric Express Railway Co. Ltd. +                     3,000       18
   Keio Electric Railway Co. Ltd.                                 5,000       27
   Keyence Corp.                                                    400       88
   Kikkoman Corp. +                                               1,000        9
   Kinden Corp.                                                   1,000        7
   Kintetsu Corp. +                                              21,000       63
   Kirin Brewery Co. Ltd.                                        10,000       98
   Kobe Steel Ltd.                                               35,000       61
   Kokuyo Co. Ltd.                                                1,000       13
   Komatsu Ltd. +                                                11,000       83
   Konami Corp.                                                     700       14
   Konica Minolta Holdings, Inc.                                  3,000       27
   Koyo Seiko Co. Ltd.                                            1,000       13
   Kubota Corp. +                                                12,000       67

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Kuraray Co. Ltd.                                               5,000     $ 44
   Kurita Water Industries Ltd.                                     400        6
   Kyocera Corp.                                                  2,000      154
   Kyowa Hakko Kogyo Co. Ltd. +                                   3,000       19
   Kyushu Electric Power Co., Inc. +                              4,200       87
   Lawson, Inc.                                                     500       18
   Leopalace21 Corp.                                              2,000       31
   Mabuchi Motor Co. Ltd. +                                         300       17
   Makita Corp. +                                                 1,000       20
   Marubeni Corp. +                                              15,000       48
   Marui Co. Ltd.                                                 4,300       60
   Matsushita Electric Industrial Co. Ltd.                       23,000      344
   Matsushita Electric Works Ltd.                                 2,000       17
   Meiji Dairies Corp.                                            2,000       11
   Meiji Seika Kaisha Ltd.                                        3,000       15
   Meitec Corp.                                                     500       15
   Millea Holdings, Inc.                                             17      226
   Minebea Co. Ltd.                                               3,000       12
   Mitsubishi Chemical Corp.                                     20,000       58
   Mitsubishi Corp.                                              13,000      172
   Mitsubishi Electric Corp.                                     23,000      125
   Mitsubishi Estate Co. Ltd.                                    13,000      140
   Mitsubishi Gas Chemical Co.                                    3,000       15
   Mitsubishi Heavy Industries Ltd.                              37,000       95
   Mitsubishi Logistics Corp. +                                   1,000       10
   Mitsubishi Materials Corp. +                                   8,000       18
   Mitsubishi Rayon Co. Ltd.                                      4,000       16
   Mitsubishi Tokyo Financial Group, Inc.                            55      459
   Mitsui & Co. Ltd.                                             16,000      144
   Mitsui Chemicals, Inc.                                         7,000       40
   Mitsui Engineering & Shipbuilding Co. Ltd. +                   6,000       13
   Mitsui Fudosan Co. Ltd.                                       10,000      112
   Mitsui Mining & Smelting Co. Ltd.                              9,000       39
   Mitsui O.S.K. Lines Ltd.                                      14,000       85
   Mitsui Sumitomo Insurance Co. Ltd.                            14,000      128
   Mitsui Trust Holding, Inc. +                                   6,000       59
   Mitsukoshi Ltd.                                                3,000       13
   Mitsumi Electric Co. Ltd. +                                    1,000       11
   Mizuho Financial Group, Inc.                                      94      445
   Murata Manufacturing Co. Ltd.                                  2,500      128
   Namco Ltd.                                                       600     $  8
   NEC Corp.                                                     22,000      122
   NEC Electronics Corp.                                            300       14
   NET One Systems Co. Ltd.                                           4       11
   NGK Insulators Ltd.                                            3,000       31
   NGK Spark Plug Co. Ltd.                                        1,000       11
   Nichii Gakkan Co. +                                              100        2
   Nichirei Corp.                                                 2,000        8
   Nidec Corp.                                                      600       66
   Nikko Cordial Corp.                                           19,000       84
   Nikon Corp. +                                                  4,000       45
   Nintendo Co. Ltd.                                              1,200      128
   Nippon Building Fund, Inc. +                                       3       27
   Nippon Electric Glass Co. Ltd.                                 3,000       47
   Nippon Express Co. Ltd.                                       10,000       46
   Nippon Kayaku Co. Ltd. +                                       1,000        5
   Nippon Meat Packers, Inc.                                      3,000       37
   Nippon Mining Holdings, Inc.                                   9,000       49
   Nippon Oil Corp.                                              16,000      105
   Nippon Sheet Glass Co. Ltd.                                    3,000       12
   Nippon Shokubai Co. Ltd.                                       1,000        8
   Nippon Steel Corp.                                            73,000      171
   Nippon Telegraph & Telephone Corp.                                58      237
   Nippon Unipac Holding                                             11       43
   Nippon Yusen Kabushiki Kaisha                                 11,000       60
   Nishimatsu Construction Co. Ltd. +                             2,000        7
   Nissan Chemical Industries                                     1,000       10
   Nissan Motor Co. Ltd. +                                       25,700      253
   Nisshin Seifun Group, Inc.                                     1,000       10
   Nisshinbo Industries, Inc.                                     1,000        8
   Nissin Food Products Co. Ltd.                                  1,300       34
   Nitto Denko Corp. +                                            2,100      118
   NOK Corp.                                                      1,200       33
   Nomura Holdings, Inc.                                         20,200      256
   NSK Ltd.                                                       4,000       19
   NTN Corp.                                                      7,000       38
   NTT Data Corp.                                                    16       51
   NTT DoCoMo, Inc.                                                 199      299
   Obayashi Corp.                                                 7,000       36
   Odakyu Electric Railway Co. Ltd. +                             9,000       48

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   OJI Paper Co. Ltd. +                                          10,000     $ 53
   Oki Electric Industry Co. Ltd.                                 5,000       17
   Okumura Corp.                                                  2,000       11
   Olympus Optical Co. Ltd.                                       3,000       59
   Omron Corp.                                                    2,900       64
   Onward Kashiyama Co. Ltd.                                      1,000       12
   Oracle Corp. Japan +                                             400       16
   Oriental Land Co. Ltd.                                           700       42
   ORIX Corp.                                                       900      130
   Osaka Gas Co. Ltd.                                            26,000       81
   Pioneer Corp. +                                                1,000       17
   Promise Co. Ltd.                                               1,000       62
   QP Corp. of Japan                                              1,400       12
   Rakuten, Inc. +                                                   59       45
   Resona Holdings, Inc. *                                       55,000      105
   Ricoh Co. Ltd.                                                 8,000      131
   Rohm Co. Ltd.                                                  1,200      113
   Sanden Corp. +                                                 1,000        4
   Sankyo Co. Ltd.                                                5,000      102
   Sankyo Co. Ltd. - Gunma                                          300       13
   Sanyo Electric Co. Ltd. +                                     18,000       49
   Sapporo Breweries Ltd. +                                       2,000       10
   Secom Co. Ltd.                                                 2,500      106
   Sega Sammy Holdings, Inc.                                      1,000       58
   Seiko Epson Corp.                                                700       23
   Seino Transportation Co. Ltd.                                  1,000        9
   Sekisui Chemical Co. Ltd.                                      6,000       42
   Sekisui House Ltd.                                             6,000       59
   Seven-Eleven Japan Co. Ltd.                                    4,000      113
   Sharp Corp.                                                   11,000      171
   Shimachu Co. Ltd.                                                400       10
   Shimamura Co. Ltd. +                                             200       15
   Shimano, Inc.                                                  1,000       29
   Shimizu Corp.                                                  8,000       36
   Shin-Etsu Chemical Co. Ltd.                                    4,400      163
   Shinsei Bank Ltd.                                             11,000       56
   Shionogi & Co. Ltd.                                            4,000       55
   Shiseido Co. Ltd. +                                            5,000       60
   Shizuoka Bank (The) Ltd.                                       8,000       69
   Showa Denko K.K. +                                            15,000       36
   Showa Shell Sekiyu K.K. +                                      1,000       10
   SMC Corp. of Japan                                               700       75
   Softbank Corp. +                                               2,900     $105
   Sompo Japan Insurance, Inc. +                                  8,000       81
   Sony Corp.                                                    10,400      389
   Stanley Electric Co. Ltd. +                                    1,000       16
   Sumitomo Bakelite Co. Ltd. +                                   1,000        6
   Sumitomo Chemical Co. Ltd.                                    19,000       89
   Sumitomo Corp.                                                12,000       96
   Sumitomo Electric Industries Ltd.                              8,000       84
   Sumitomo Heavy Industries Ltd.                                 8,000       40
   Sumitomo Metal Industries Ltd.                                51,000       86
   Sumitomo Metal Mining Co. Ltd.                                 7,000       45
   Sumitomo Mitsui Financial Group, Inc. +                           46      299
   Sumitomo Osaka Cement Co. Ltd.                                 3,000        7
   Sumitomo Realty & Development Co. Ltd.                         5,000       54
   Sumitomo Trust & Banking (The) Co. Ltd.                       16,000       95
   Suruga Bank (The) Ltd. +                                       2,000       16
   Suzuken Co. Ltd.                                                 600       16
   T&D Holdings, Inc.                                             2,650      133
   Taiheiyo Cement Corp. +                                       13,400       35
   Taisei Corp.                                                  13,000       43
   Taisho Pharmaceutical Co. Ltd.                                 1,000       19
   Taiyo Nippon Sanso Corp. +                                     2,000       10
   Taiyo Yuden Co. Ltd.                                           1,000       11
   Takara Holdings, Inc. +                                        1,000        6
   Takashimaya Co. Ltd. +                                         3,000       25
   Takeda Pharmaceutical Co. Ltd.                                10,200      492
   Takefuji Corp.                                                 1,390       86
   Takuma Co. Ltd. +                                              1,000        7
   TDK Corp.                                                      1,400      102
   Teijin Ltd.                                                   11,000       48
   Teikoku Oil Co. Ltd. +                                         2,000       14
   Terumo Corp.                                                   2,300       61
   THK Co. Ltd. +                                                   800       16
   TIS, Inc.                                                        500       17
   Tobu Railway Co. Ltd. +                                        6,000       22
   Toda Corp.                                                     2,000        8
   Toho Co. Ltd. of Tokyo                                         1,100       15
   Tohoku Electric Power Co., Inc.                                5,400      108
   Tokyo Broadcasting System, Inc.                                  500        8
   Tokyo Electric Power Co., Inc.                                13,400      314
   Tokyo Electron Ltd.                                            2,100      118
   Tokyo Gas Co. Ltd. +                                          27,000      106

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Tokyo Style Co. Ltd.                                          1,000   $    10
   Tokyu Corp.                                                  10,000        45
   TonenGeneral Sekiyu KK                                        4,000        43
   Toppan Printing Co. Ltd.                                      7,000        71
   Toray Industries, Inc.                                       17,000        76
   Toshiba Corp.                                                35,000       144
   Tosoh Corp.                                                   4,000        16
   Toto Ltd.                                                     2,000        16
   Toyo Seikan Kaisha Ltd.                                       2,000        35
   Toyo Suisan Kaisha Ltd.                                       1,000        16
   Toyobo Co. Ltd.                                               5,000        11
   Toyoda Gosei Co. Ltd. +                                         300         5
   Toyota Industries Corp.                                       2,300        62
   Toyota Motor Corp.                                           31,900     1,135
   Toyota Tsusho Corp.                                           1,000        17
   Trend Micro, Inc.                                             1,500        47
   Ube Industries Ltd. of Japan +                                6,000        11
   UFJ Holdings, Inc. *                                             45       229
   Uni-Charm Corp. +                                               400        16
   UNY Co. Ltd.                                                  1,000        11
   USS Co. Ltd. +                                                  300        19
   Wacoal Corp. +                                                1,000        13
   West Japan Railway Co.                                           20        68
   World Co. Ltd.                                                  500        16
   Yahoo! Japan Corp. +                                             47        95
   Yamada Denki Co. Ltd. +                                       1,000        55
   Yamaha Corp. +                                                1,000        15
   Yamaha Motor Co. Ltd.                                         3,000        55
   Yamanouchi Pharmaceutical Co. Ltd.                            6,200       222
   Yamato Transport Co. Ltd.                                     5,000        70
   Yamazaki Baking Co. Ltd.                                      1,000         9
   Yokogawa Electric Corp. +                                     2,000        25
--------------------------------------------------------------------------------
                                                                          21,281
--------------------------------------------------------------------------------
Luxembourg - 0.1%
   Arcelor +                                                     5,032       100
--------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet Berhad                                                 4,000        --
--------------------------------------------------------------------------------
Netherlands - 4.6%
   ABN AMRO Holding N.V.                                        19,721       458
   Aegon N.V.                                                   14,590       187
   Akzo Nobel N.V.                                               2,979   $   117
   ASML Holding N.V. * +                                         5,915        95
   Corio N.V.                                                      389        21
   DSM N.V. +                                                      719        48
   Euronext N.V. +                                                 800        27
   European Aeronautic Defense & Space Co. +                     2,677        79
   Hagemeyer N.V. +                                                914         2
   Hagemeyer N.V. QIB                                            3,199         8
   Heineken N.V.                                                 2,313        73
   ING Groep N.V. - CVA                                         21,033       582
   James Hardie Industries N.V. +                                4,100        21
   Koninklijke Ahold N.V. *                                     15,437       116
   Koninklijke Ahold N.V. ADR *                                  3,866        29
   Koninklijke Philips Electronics N.V.                         14,953       381
   OCE N.V. +                                                      699        10
   Qiagen N.V. * +                                               1,100        13
   Randstad Holdings N.V.                                          340        12
   Reed Elsevier N.V.                                            8,876       123
   Rodamco Europe N.V.                                             399        31
   Royal Dutch Petroleum Co.                                    22,879     1,332
   Royal KPN N.V.                                               24,627       195
   Royal Numico N.V. *                                           1,328        53
   SBM Offshore N.V.                                               269        17
   TPG N.V.                                                      4,339       111
   Unilever N.V. - CVA +                                         6,467       429
   Vedior N.V. - CVA                                             2,090        30
   VNU N.V.                                                      1,866        51
   Wereldhave N.V.                                                 175        18
   Wolters Kluwer N.V. - CVA                                     2,413        42
--------------------------------------------------------------------------------
                                                                           4,711
--------------------------------------------------------------------------------
New Zealand - 0.2%
   Auckland International Airport Ltd.                           8,768        13
   Carter Holt Harvey Ltd.                                       5,625         7
   Contact Energy Ltd.                                           2,600        13
   Fisher & Paykel Appliances Holdings Ltd.                      1,920         4
   Fisher & Paykel Healthcare Corp.                              3,220         7
   Fletcher Building Ltd.                                        8,938        39
   Independent Newspapers Ltd.                                   1,166         5
   NGC Holdings Ltd.                                             1,142         3

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
New Zealand - 0.2% - (continued)
   Sky City Entertainment Group Ltd.                              4,000     $ 12
   Sky Network Television Ltd. *                                    800        4
   TelecomCorp. of New Zealand Ltd.                              23,038       96
   Tower Ltd. *                                                   2,681        4
   Warehouse Group Ltd.                                           1,200        3
--------------------------------------------------------------------------------
                                                                             210
--------------------------------------------------------------------------------
Norway - 0.6%
   DnB Holding ASA +                                              8,700       84
   Norsk Hydro ASA                                                1,700      138
   Norske Skogindustrier ASA                                        900       14
   Orkla ASA                                                      2,700       92
   Schibsted ASA +                                                  400       11
   Smedvig ASA, Class A +                                           300        5
   Statoil ASA +                                                  7,700      135
   Storebrand ASA +                                               1,300       11
   Tandberg ASA * +                                               1,000       11
   Telenor ASA                                                   10,200       81
   Tomra Systems ASA +                                            1,500        6
   Yara International ASA * +                                     2,710       40
--------------------------------------------------------------------------------
                                                                             628
--------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                    3,400       13
   Banco Comercial Portugues S.A. (Registered)                   21,416       55
   Banco Espirito Santo S.A. (Registered)                           918       14
   Brisa-Auto Estradas de Portugal S.A. +                         2,400       19
   Cimpor Cimentos de Portugal S.A.                               1,400        7
   Energias de Portugal S.A. +                                   25,269       64
   Jeronimo Martins, SGPS, S.A. *                                   394        6
   Portugal Telecom, SGPS, S.A. (Registered) +                    8,873       91
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia, SGPS, S.A.                                        400        8
   Sonae, SGPS, S.A.                                              8,900       13
--------------------------------------------------------------------------------
                                                                             290
--------------------------------------------------------------------------------
Singapore - 0.8%
   Allgreen Properties Ltd.                                       4,000        3
   CapitaLand Ltd. +                                             16,500       23
   Chartered Semiconductor Manufacturing Ltd. *                   8,500        6
   City Developments Ltd.                                         8,000       33
   ComfortDelgro Corp. Ltd.                                      15,000     $ 15
   Creative Technology Ltd.                                         200        2
   Cycle & Carriage Ltd.                                          1,382       10
   Datacraft Asia Ltd. *                                          2,000        2
   DBS Group Holdings Ltd.                                       13,198      110
   Fraser and Neave Ltd.                                          1,530       14
   Haw Par Corp. Ltd.                                               711        2
   Keppel Corp. Ltd.                                              8,250       58
   Keppel Land Ltd.                                               3,000        4
   Neptune Orient Lines Ltd.                                      7,370       15
   Oversea-Chinese Banking Corp.                                 12,980      108
   Parkway Holdings Ltd.                                          5,000        5
   SembCorp Industries Ltd.                                       7,044       10
   SembCorp Logistics Ltd.                                        1,678        2
   SembCorp Marine Ltd.                                           4,000        5
   Singapore Airlines Ltd.                                        7,000       48
   Singapore Exchange Ltd.                                        6,000        7
   Singapore Land Ltd.                                            1,000        3
   Singapore Press Holdings Ltd.                                 21,295       55
   Singapore Technologies Engineering Ltd.                       22,000       32
   Singapore Telecommunications Ltd.                             76,500      119
   SMRT Corp. Ltd.                                                5,000        3
   STATS ChipPAC Ltd. *                                           2,000        2
   United Overseas Bank Ltd.                                     13,392      115
   United Overseas Land Ltd.                                      3,000        4
   Venture Corp. Ltd.                                             4,000       36
   Wing Tai Holdings Ltd.                                         3,500        2
--------------------------------------------------------------------------------
                                                                             853
--------------------------------------------------------------------------------
Spain - 3.8%
   Abertis Infraestructuras S.A.                                  2,795       62
   Acciona S.A.                                                     300       28
   Acerinox S.A.                                                  2,108       30
   ACS Actividades Cons y Serv                                    3,217       86
   Altadis S.A.                                                   3,042      125
   Amadeus Global Travel Distribution S.A., Class A               2,000       18
   Antena 3 de Television S.A. *                                    544       11
   Banco Bilbao Vizcaya Argentaria S.A. +                        37,258      584
   Banco Popular Espanol S.A.                                     1,838      109

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Spain - 3.8% - (continued)
   Banco Santander Central Hispano S.A.                          66,448   $  758
   Corporacion Mapfre S.A.                                          889       13
   Endesa S.A.                                                   11,435      249
   Fomento de Construcciones y Contratas S.A.                       426       23
   Gas Natural SDG S.A.                                           1,423       40
   Grupo Ferrovial S.A. +                                           963       59
   Iberdrola S.A.                                                 9,227      236
   Iberia (Lineas Aereas de Espana)                               3,800       12
   Inditex S.A.                                                   2,976       84
   Indra Sistemas S.A. +                                          1,100       20
   Metrovacesa S.A.                                                 489       30
   NH Hoteles S.A. *                                                800       10
   Promotora de Informaciones S.A. (Prisa)                          600       12
   Repsol YPF S.A. +                                             10,922      273
   Sacyr Vallehermoso S.A.                                          845       17
   Sociedad General de Aguas de Barcelona S.A. - New *                5       --
   Sociedad General de Aguas de Barcelona S.A., Class A             530       11
   Sogecable S.A. *                                                 329       12
   Telefonica Publicidad e Informacion S.A.                       1,400       12
   Telefonica S.A.                                               49,781      834
   Union Fenosa S.A.                                              2,292       69
   Zeltia S.A.                                                    1,300       10
--------------------------------------------------------------------------------
                                                                           3,837
--------------------------------------------------------------------------------
Sweden - 2.3%
   Alfa Laval AB +                                                  600        9
   Assa Abloy AB, Class B +                                       2,300       30
   Atlas Copco AB, Class A +                                      4,500       69
   Atlas Copco AB, Class B * +                                    1,800       25
   Axfood AB +                                                      200        5
   Billerud AB +                                                    500        6
   Castellum AB                                                     300       12
   Electrolux AB, Class B                                         3,623       79
   Eniro AB +                                                     1,400       16
   Fabege AB +                                                      525       11
   Gambro AB, Class A +                                           2,700       36
   Gambro AB, Class B +                                             800       11
   Getinge AB, Class B +                                          1,600       23
   Hennes & Mauritz AB, Class B                                   5,840      206
   Hoganas AB, Class B                                              200        5
   Holmen AB, Class B                                               400   $   11
   Modern Times Group AB, Class B *                                 400       12
   Nordea AB                                                     24,400      223
   OMX AB                                                           400        5
   Sandvik AB +                                                   2,800      111
   SAS AB *                                                         600        5
   Scania AB, Class B +                                             700       26
   Securitas AB, Class B                                          3,900       65
   Skandia Forsakrings AB                                        13,510       74
   Skandinaviska Enskilda Banken AB, Class A                      5,300       91
   Skanska AB, Class B +                                          5,500       69
   SKF AB, Class B * +                                            2,844       29
   SSAB Svenskt Stal AB, Series A                                   450       11
   SSAB Svenskt Stal AB, Series B                                   180        4
   Svenska Cellulosa AB, Class B                                  2,700       92
   Svenska Handelsbanken AB, Class A +                            5,900      128
   Swedish Match AB                                               5,000       57
   Tele2 AB, Class B * +                                          2,100       20
   Telefonaktiebolaget LM Ericsson, Class B *                   163,240      513
   TeliaSonera AB                                                24,100      119
   Trelleborg AB, Class B                                           600        9
   Volvo AB, Class A                                                900       35
   Volvo AB, Class B +                                            2,700      110
   Wihlborgs Fastigheter AB * +                                     105        3
   WM-Data AB, Class B +                                          2,100        6
--------------------------------------------------------------------------------
                                                                           2,371
--------------------------------------------------------------------------------
Switzerland - 6.6%
   ABB Ltd. *                                                    23,107      151
   Adecco S.A. (Registered)                                       1,470       70
   Ciba Specialty Chemicals A.G. (Registered)                       839       50
   Clariant A.G. (Registered)                                     1,950       27
   Compagnie Financiere Richemont A.G., Class A                   5,866      178
   Credit Suisse Group (Registered)                              13,302      533
   Geberit A.G. (Registered)                                         25       16
   Givaudan S.A. (Registered)                                        65       39
   Holcim Ltd. (Registered)                                       2,210      134
   Kudelski S.A. (Bearer) *                                         300       11
   Kuoni Reisen Holding (Registered)                                 27       11
   Logitech International S.A. (Registered) *                       400       24
   Lonza Group A.G. (Registered)                                    378       23

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
Switzerland - 6.6% - (continued)
   Nestle S.A. (Registered)                                       4,472   $1,177
   Nobel Biocare Holding A.G.                                       263       52
   Novartis A.G. (Registered)                                    25,988    1,269
   Phonak Holding A.G. (Registered)                                 419       15
   Roche Holding A.G. (Genusschein)                               7,807      984
   Schindler Holding A.G.                                            50       18
   Serono S.A., Class B                                              55       33
   SGS Societe Generale de Surveillance Holdings S.A.
      (Registered)                                                   30       21
   STMicroelectronics N.V. +                                      7,953      123
   Sulzer A.G. (Registered)                                          40       17
   Swatch Group A.G. (Registered)                                   500       14
   Swatch Group A.G., Class B                                       300       40
   Swiss Reinsurance (Registered)                                 3,625      224
   Swisscom A.G. (Registered)                                       293       98
   Syngenta A.G.                                                  1,330      138
   Synthes, Inc.                                                    571       63
   UBS A.G. (Registered)                                         11,884      916
   Unaxis Holding A.G. (Registered) +                                75       10
   Valora Holding A.G.                                               35        8
   Zurich Financial Services A.G. (Registered)                    1,701      283
--------------------------------------------------------------------------------
                                                                           6,770
--------------------------------------------------------------------------------
United Kingdom - 23.6%
   3i Group PLC                                                   6,923       87
   Aegis Group PLC                                               10,000       18
   Aggreko PLC                                                    2,000        7
   Alliance Unichem PLC                                           3,406       51
   Amec PLC                                                       3,047       19
   Amvescap PLC                                                   8,901       52
   Anglo American PLC                                            15,788      376
   ARM Holdings PLC                                               9,000       18
   Associated British Ports Holdings PLC                          3,838       34
   AstraZeneca PLC                                               17,897      759
   Aviva PLC                                                     27,519      308
   BAA PLC                                                       12,950      146
   BAE Systems PLC                                               38,182      187
   Balfour Beatty PLC                                             4,158       24
   Barclays PLC                                                  71,383      676
   Barratt Developments PLC                                       3,207       38
   BBA Group PLC                                                  4,101       22
   Berkeley Group                                                 1,000       15
   BG Group PLC                                                  38,500   $  292
   BHP Billiton PLC *                                            28,600      345
   BOC Group PLC                                                  6,162      113
   Boots Group PLC                                                9,233      102
   BP PLC                                                       234,840    2,351
   BPB PLC                                                        6,037       56
   Brambles Industries PLC                                        9,053       49
   British Airways PLC *                                          7,619       38
   British American Tobacco PLC                                  18,024      342
   British Land Co. PLC                                           5,796       92
   British Sky Broadcasting PLC                                  15,119      150
   BT Group PLC                                                  95,836      371
   Bunzl PLC                                                      5,946       58
   Cable & Wireless PLC                                          20,811       51
   Cadbury Schweppes PLC                                         22,364      218
   Capita Group PLC                                               7,916       55
   Carnival PLC                                                   2,106      115
   Cattles PLC                                                    3,000       17
   Centrica PLC                                                  42,330      178
   Close Brothers Group PLC                                       1,000       13
   Cobham PLC                                                     1,654       42
   Compass Group PLC                                             26,514      105
   Corus Group PLC *                                             30,906       26
   Daily Mail & General Trust, Class A                            2,424       30
   Davis Service Group PLC                                        2,000       16
   De La Rue PLC                                                  1,850       13
   Diageo PLC                                                    33,603      483
   Dixons Group PLC                                              22,336       61
   Electrocomponents PLC                                          5,928       28
   Emap PLC                                                       2,000       29
   EMI Group PLC                                                  6,737       30
   Enterprise Inns PLC                                            4,526       64
   Exel PLC                                                       3,576       55
   FirstGroup PLC                                                 4,000       23
   FKI PLC                                                        5,000        9
   Friends Provident PLC                                         19,029       60
   Gallaher Group PLC                                             6,534      101
   GKN PLC                                                        6,646       30
   GlaxoSmithKline PLC                                           64,646    1,597
   Great Portland Estates PLC                                     1,440        9
   Group 4 Securicor PLC *                                        9,932       25

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 23.6% - (continued)
   GUS PLC                                                      12,077    $  186
   Hammerson PLC                                                 3,634        60
   Hanson PLC                                                    7,129        66
   Hays PLC                                                     23,461        53
   HBOS PLC                                                     43,483       632
   Hilton Group PLC                                             19,845       102
   HSBC Holdings PLC                                           122,595     1,934
   ICAP PLC                                                      5,715        29
   IMI PLC                                                       3,000        22
   Imperial Chemical Industries PLC                             15,241        70
   Imperial Tobacco Group PLC                                    8,562       232
   Inchcape PLC                                                    269        10
   Intercontinental Hotels Group PLC                             7,959        92
   International Power PLC *                                    11,404        40
   Intertek Group PLC                                              942        13
   Invensys PLC *                                               51,179        10
   ITV PLC                                                      50,787       106
   J Sainsbury PLC                                              13,468        70
   Johnson Matthey PLC                                           2,000        36
   Kelda Group PLC                                               3,099        36
   Kesa Electricals PLC                                          4,842        24
   Kingfisher PLC                                               28,424       133
   Land Securities Group PLC                                     5,649       147
   Legal & General Group PLC                                    78,168       154
   Liberty International PLC +                                   2,000        36
   Lloyds TSB Group PLC                                         61,317       505
   LogicaCMG PLC                                                 6,344        20
   London Stock Exchange PLC                                       872         8
   Man Group PLC                                                 3,566        85
   Marconi Corp. PLC *                                           1,538         8
   Marks & Spencer Group PLC                                    20,192       124
   MFI Furniture PLC                                             5,000        10
   Misys PLC                                                     5,008        20
   Mitchells & Butlers PLC                                       4,494        26
   National Express Group PLC                                      630        10
   National Grid Transco PLC                                    35,791       350
   Next PLC                                                      3,314        87
   Pearson PLC                                                   9,860       118
   Peninsular & Oriental Steam Navigation (The) Co.             10,249    $   58
   Persimmon PLC                                                 3,452        47
   Pilkington PLC                                                8,974        19
   Provident Financial PLC                                       3,667        45
   Prudential PLC                                               27,687       246
   Punch Taverns PLC                                             1,780        22
   Rank Group PLC                                                5,989        29
   Reckitt Benckiser PLC                                         7,246       221
   Reed Elsevier PLC                                            15,335       146
   Rentokil Initial PLC                                         21,243        57
   Reuters Group PLC                                            17,543       123
   Rexam PLC                                                     4,631        41
   Rio Tinto PLC                                                12,346       366
   Rolls-Royce Group PLC                                        17,043        84
   Rolls-Royce Group PLC, Class B                              996,400         2
   Royal & Sun Alliance Insurance Group PLC                     22,744        32
   Royal Bank of Scotland Group PLC                             35,087     1,030
   SABMiller PLC                                                 9,677       149
   Sage Group PLC                                               14,421        57
   Schroders PLC                                                   690         9
   Scottish & Newcastle PLC                                      7,928        69
   Scottish & Southern Energy PLC                               10,215       182
   Scottish Power PLC                                           22,204       187
   Serco Group PLC                                               4,000        18
   Severn Trent PLC                                              3,722        68
   Shell Transport & Trading Co. PLC (Registered)              106,428       923
   Signet Group PLC                                             15,300        29
   Slough Estates PLC                                            4,000        37
   Smith & Nephew PLC                                           11,565       114
   Smiths Group PLC                                              6,919       111
   SSL International PLC                                         2,000        10
   Stagecoach Group PLC                                          7,144        14
   Tate & Lyle PLC                                               3,575        31
   Taylor Woodrow PLC                                            8,258        48
   Tesco PLC                                                    86,686       493
   TI Automotive Ltd., Class A                                   5,000        --
   Tomkins PLC                                                   6,300        31
   Travis Perkins PLC                                              951        30

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 23.6% - (continued)
   Trinity Mirror PLC                                            2,462   $    28
   Unilever PLC                                                 31,087       303
   United Business Media PLC                                     2,568        23
   United Utilities PLC                                          6,357        78
   United Utilities PLC, Class A                                 2,538        23
   Vodafone Group PLC                                          714,255     1,801
   Whitbread PLC                                                 3,049        50
   William Hill PLC                                              3,000        27
   Wimpey (George) PLC                                           4,979        38
   Wolseley PLC                                                  7,099       145
   WPP Group PLC                                                14,278       153
   Yell Group PLC                                                5,972        44
--------------------------------------------------------------------------------
                                                                          24,234
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $84,027)                                                            96,655

--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
--------------------------------------------------------------------------------
Germany - 0.2%
   Fresenius Medical Care A.G.                                     250        15
   Henkel KGaA                                                     689        63
   Porsche A.G.                                                     57        40
   ProSieben SAT.1 Media A.G.                                      675        11
   RWE A.G.                                                        350        19
   Volkswagen A.G. +                                               900        29
--------------------------------------------------------------------------------
                                                                             177
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $124)                                                                  177

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 14.8%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                          15,231,871    15,232
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $15,232)                                                            15,232

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
   Boehler-Uddeholm A.G. *                                           51      $--
   Sogecable S.A. *                                                 329       --
   Teliasonera AB *                                              16,300        2
--------------------------------------------------------------------------------
Total Rights
--------------------------------------------------------------------------------
(Cost $--)                                                                     2

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.5%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                              $2,805   2,805
   U.S. Treasury Bill, /(2)/
      2.84%, 7/14/05                                                745     743
-------------------------------------------------------------------------------
Total Short-Term Investments
-------------------------------------------------------------------------------
(Cost $3,548)                                                             3,548

--------------------------------------------------------------------------------
Total Investments - 112.7%
--------------------------------------------------------------------------------
(Cost $102,931)                                                         115,614
   Liabilities less Other Assets - (12.7)%                              (13,054)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $102,560

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.
*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At May 31, 2005, the International Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                    NUMBER OF      NOTIONAL     CONTRACT   CONTRACT      GAIN
TYPE                CONTRACTS   AMOUNT (000S)   POSITION      EXP.      (000S)
--------------------------------------------------------------------------------
EuroStoxx-50            69          $2,624        Long       6/05        $ 77
FTSE 100                17           1,533        Long       6/05          13
Hang Seng Index          2             179        Long       6/05           2
SPI 200                  4             311        Long       6/05           6
TOPIX Index             11           1,157        Long       6/05           2
--------------------------------------------------------------------------------
Total                                                                    $100

At May 31, 2005, the industry sectors for the International Equity Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.9%
Consumer Staples                                                            8.4
Energy                                                                      8.5
Financials                                                                 27.2
Health Care                                                                 8.4
Industrials                                                                 9.7
Information Technology                                                      6.0
Materials                                                                   7.6
Telecommunication Services                                                  6.9
Utilities                                                                   5.4
--------------------------------------------------------------------------------
Total                                                                     100.0%

At May 31, 2005, the International Equity Index Portfolio's investments (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
--------------------------------------------------------------------------------
European Euro                                                              33.9%
United Kingdom Pound                                                       25.0
Japanese Yen                                                               22.0
Swiss Franc                                                                 6.9
Australian Dollar                                                           5.4
All other currencies less than 5%                                           6.8
--------------------------------------------------------------------------------
Total                                                                     100.0%

At May 31, 2005, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

----------------------------------------------------------------------------------------------
                         AMOUNT             IN             AMOUNT
      CONTRACTS          (LOCAL          EXCHANGE          (LOCAL                   UNREALIZED
     TO DELIVER        CURRENCY)            FOR           CURRENCY)   SETTLEMENT   GAIN/(LOSS)
      CURRENCY           (000S)          CURRENCY          (000S)        DATE         (000S)
----------------------------------------------------------------------------------------------
Euro                         100   U.S. Dollar                  123      6/2/05       $ --
U.S. Dollar                  325   Japanese Yen              35,000      6/3/05         (2)
United Kingdom Pound         195   U.S. Dollar                  355      6/3/05          1
Japanese Yen               5,365   U.S. Dollar                   50     6/20/05          1
U.S. Dollar                1,570   Euro                       1,243     6/20/05        (40)
U.S. Dollar                  650   Japanese Yen              69,362     6/20/05        (10)
U.S. Dollar                1,060   United Kingdom Pound         578     6/20/05        (11)
----------------------------------------------------------------------------------------------
Total                                                                                 $(61)

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.7%
--------------------------------------------------------------------------------
Advertising - 1.8%
   Getty Images, Inc. *                                           2,000     $150
--------------------------------------------------------------------------------
Aerospace/Defense - 1.7%
   Esterline Technologies Corp. *                                 3,600      140
--------------------------------------------------------------------------------
Banks - 1.1%
   East-West Bancorp, Inc.                                        2,800       94
--------------------------------------------------------------------------------
Biotechnology - 1.8%
   Serologicals Corp. * +                                         7,100      153
--------------------------------------------------------------------------------
Commercial Services - 10.8%
   Alliance Data Systems Corp. *                                  2,900      109
   Bright Horizons Family Solutions, Inc. *                       4,100      152
   Copart, Inc. *                                                 8,600      213
   Corporate Executive Board Co.                                  2,400      168
   iPayment, Inc. *                                               1,900       72
   Labor Ready, Inc. * +                                          8,700      180
--------------------------------------------------------------------------------
                                                                             894
--------------------------------------------------------------------------------
Computers - 0.8%
   Manhattan Associates, Inc. * +                                 2,900       62
--------------------------------------------------------------------------------
Diversified Financial Services - 3.9%
   Calamos Asset Management, Inc., Class A                        4,000       97
   Chicago Mercantile Exchange Holdings, Inc.                       800      173
   First Marblehead (The) Corp. * +                               1,200       53
--------------------------------------------------------------------------------
                                                                             323
--------------------------------------------------------------------------------
Entertainment - 7.3%
   Great Wolf Resorts, Inc. * +                                   7,400      163
   Lions Gate Entertainment Corp. * +                            22,300      232
   Shuffle Master, Inc. * +                                       3,600       99
   Station Casinos, Inc.                                          1,700      111
--------------------------------------------------------------------------------
                                                                             605
--------------------------------------------------------------------------------
Environmental Control - 1.3%
   Stericycle, Inc. * +                                           2,200      109
--------------------------------------------------------------------------------
Food - 1.8%
   United Natural Foods, Inc. * +                                 4,700      152
--------------------------------------------------------------------------------
Healthcare - Products - 11.5%
   American Medical Systems Holdings, Inc. *                      9,400      188
   Gen-Probe, Inc. *                                              4,100      159
   IDEXX Laboratories, Inc. *                                     3,500      202
   Lifeline Systems, Inc. * +                                     2,400       78
   Respironics, Inc. *                                            2,000      134
   Sybron Dental Specialties, Inc. *                              5,200      193
--------------------------------------------------------------------------------
                                                                             954
--------------------------------------------------------------------------------
Healthcare - Services - 4.7%
   Pediatrix Medical Group, Inc. *                                2,700     $199
   Psychiatric Solutions, Inc. *                                  2,300       94
   Sierra Health Services * +                                     1,500       99
--------------------------------------------------------------------------------
                                                                             392
--------------------------------------------------------------------------------
Insurance - 1.8%
   Selective Insurance Group, Inc. +                              3,100      149
--------------------------------------------------------------------------------
Internet - 0.6%
   Shopping.com Ltd. * +                                          3,100       53
--------------------------------------------------------------------------------
Leisure Time - 1.6%
   Life Time Fitness, Inc. *                                      4,700      134
--------------------------------------------------------------------------------
Lodging - 1.8%
   La Quinta Corp. *                                             17,700      153
--------------------------------------------------------------------------------
Machinery - Diversified - 1.3%
   Zebra Technologies Corp., Class A *                            2,600      111
--------------------------------------------------------------------------------
Oil & Gas - 5.8%
   ENSCO International, Inc.                                      3,400      113
   InterOil Corp. * +                                             2,000       50
   Range Resources Corp.                                          7,300      169
   Ultra Petroleum Corp. *                                        5,400      147
--------------------------------------------------------------------------------
                                                                             479
--------------------------------------------------------------------------------
Oil & Gas Services - 2.7%
   Cal Dive International, Inc. * +                               3,300      150
   Veritas DGC, Inc. *                                            2,700       73
--------------------------------------------------------------------------------
                                                                             223
--------------------------------------------------------------------------------
Pharmaceuticals - 3.3%
   Prestige Brands Holdings, Inc. *                               6,500      110
   VCA Antech, Inc. *                                             6,500      161
--------------------------------------------------------------------------------
                                                                             271
--------------------------------------------------------------------------------
REITS - 1.6%
   Centerpoint Properties Corp.                                   3,200      134
--------------------------------------------------------------------------------
Restaurants - 1.7%
   Applebee's International, Inc.                                 5,300      144
--------------------------------------------------------------------------------
Retail - 2.1%
   Dick's Sporting Goods, Inc. * +                                4,900      177
--------------------------------------------------------------------------------
Semiconductors - 4.4%
   ATI Technologies, Inc. *                                       5,700       86
   Integrated Circuit Systems, Inc. * +                           3,100       65
   National Semiconductor Corp.                                   5,900      119
   QLogic Corp. *                                                 2,900       93
--------------------------------------------------------------------------------
                                                                             363
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.7% - CONTINUED
--------------------------------------------------------------------------------
Software - 11.6%
   Ansys, Inc. *                                                  6,900   $  230
   Certegy, Inc.                                                  2,900      109
   Cognos, Inc. *                                                 3,400      128
   Global Payments, Inc.                                          2,500      173
   Hyperion Solutions Corp. *                                     5,100      225
   Quest Software, Inc. *                                         7,400       98
--------------------------------------------------------------------------------
                                                                             963
--------------------------------------------------------------------------------
Telecommunications - 0.5%
   Plantronics, Inc.                                              1,300       45
--------------------------------------------------------------------------------
Transportation - 5.4%
   Expeditors International Washington, Inc.                      2,300      117
   Hunt (J.B.) Transport Services, Inc. +                         7,000      141
   Universal Truckload Services, Inc. *                           3,300       55
   UTI Worldwide, Inc.                                            1,800      133
--------------------------------------------------------------------------------
                                                                             446
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $6,856)                                                              7,873

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 25.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                            2,111,458    2,111
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $2,111)                                                              2,111

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 7 .4%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                               $616  $   616
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $616)                                                                 616

--------------------------------------------------------------------------------
Total Investments - 127.5%
--------------------------------------------------------------------------------
(Cost $9,583)                                                            10,600
   Liabilities less Other Assets - (27.5)%                               (2,286)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $ 8,314

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2005, the industry sectors for the Small Company Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     21.3%
Consumer Staples                                                            1.9
Energy                                                                      8.9
Financials                                                                  8.9
Health Care                                                                21.1
Industrials                                                                15.9
Information Technology                                                     22.0
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
--------------------------------------------------------------------------------
Advertising - 0.4%
   Advo, Inc.                                                     1,880     $ 58
   Catalina Marketing Corp. +                                     3,189       77
   FTD Group, Inc. * +                                            1,020       11
   Marchex, Inc. * +                                                300        4
   R.H. Donnelley Corp. *                                         1,465       90
   Sitel Corp. *                                                  3,200        6
   ValueVision Media, Inc., Class A *                             1,131       11
   Ventiv Health, Inc. *                                          1,419       29
--------------------------------------------------------------------------------
                                                                             286
--------------------------------------------------------------------------------
Aerospace/Defense - 1.4%
   AAR Corp. * +                                                  1,943       31
   Armor Holdings, Inc. * +                                       1,771       67
   BE Aerospace, Inc. *                                           3,705       54
   Curtiss-Wright Corp.                                           1,344       74
   DRS Technologies, Inc.                                         1,491       70
   Ducommun, Inc. * +                                               590       10
   EDO Corp.                                                        961       27
   Engineered Support Systems, Inc. +                             2,155       84
   Esterline Technologies Corp. * +                               1,506       59
   GenCorp, Inc. * +                                              2,876       54
   Heico Corp. +                                                  1,147       24
   Herley Industries, Inc. *                                        693       12
   Innovative Solutions & Supports, Inc. *                          500       17
   Kaman Corp., Class A +                                         1,290       20
   Moog, Inc., Class A *                                          2,385       72
   MTC Technologies, Inc. * +                                       504       17
   Orbital Sciences Corp. * +                                     3,377       33
   Sequa Corp., Class A *                                           326       19
   Teledyne Technologies, Inc. *                                  1,991       63
   Titan Corp. *                                                  5,146      113
   Triumph Group, Inc. *                                            901       32
   United Industrial Corp. of New York +                            581       20
--------------------------------------------------------------------------------
                                                                             972
--------------------------------------------------------------------------------
Agriculture - 0.3%
   Alico, Inc. +                                                    292       15
   Alliance One International, Inc. +                             4,578       29
   Delta & Pine Land Co. +                                        2,311       62
   Maui Land & Pineapple Co., Inc. * +                              252       11
   Tejon Ranch Co. * +                                              401       21
   Universal Corp. of Virginia                                    1,579       70
   Vector Group Ltd. +                                            1,428       25
--------------------------------------------------------------------------------
                                                                             233
--------------------------------------------------------------------------------
Airlines - 0.6%
   Airtran Holdings, Inc. * +                                     5,312     $ 52
   Alaska Air Group, Inc. *                                       1,675       49
   America West Holdings Corp., Class B * +                       2,334       13
   Continental Airlines, Inc., Class B * +                        4,055       56
   Delta Air Lines, Inc. * +                                      7,300       28
   ExpressJet Holdings, Inc. *                                    2,327       20
   FLYi, Inc. * +                                                 3,255        3
   Frontier Airlines, Inc. * +                                    2,140       26
   Mesa Air Group, Inc. * +                                       2,316       15
   Northwest Airlines Corp. * +                                   4,654       28
   Pinnacle Airlines Corp. * +                                    1,200       12
   Skywest, Inc.                                                  3,787       69
--------------------------------------------------------------------------------
                                                                             371
--------------------------------------------------------------------------------
Apparel - 1.0%
   Carter's, Inc. *                                                 300       14
   Cherokee, Inc.                                                   423       15
   Deckers Outdoor Corp. * +                                        654       16
   DHB Industries, Inc. * +                                       1,662       13
   Guess?, Inc. *                                                   900       15
   Gymboree Corp. *                                               1,916       25
   Hartmarx Corp. *                                               1,200       11
   K-Swiss, Inc., Class A                                         1,714       55
   Kellwood Co. +                                                 1,592       40
   Oshkosh B'Gosh, Inc., Class A                                    345        9
   Oxford Industries, Inc. +                                        798       29
   Perry Ellis International, Inc. *                                336        7
   Phillips-Van Heusen Corp.                                      1,727       54
   Quiksilver, Inc. * +                                           7,176      114
   Russell Corp.                                                  1,759       33
   Skechers U.S.A., Inc., Class A * +                             1,231       16
   Steven Madden Ltd. * +                                           645       11
   Stride Rite Corp.                                              2,277       27
   Warnaco Group (The), Inc. *                                    3,021       64
   Weyco Group, Inc. +                                              504       10
   Wolverine World Wide, Inc.                                     3,562       82
--------------------------------------------------------------------------------
                                                                             660
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +                                                 604       22
   Wabash National Corp. * +                                      1,835       46
--------------------------------------------------------------------------------
                                                                              68
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8%
   Aftermarket Technology Corp. *                                   868       13

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8% - (continued)
   ArvinMeritor, Inc.                                             4,500     $ 65
   Bandag, Inc. +                                                   678       31
   Commercial Vehicle Group, Inc. *                                 500        9
   Cooper Tire & Rubber Co. +                                     3,841       73
   Exide Technologies * +                                         1,500        8
   Goodyear Tire & Rubber (The) Co. * +                           9,220      133
   Hayes Lemmerz International, Inc. *                            2,400       16
   Keystone Automotive Industries, Inc. *                           861       17
   Modine Manufacturing Co.                                       1,437       44
   Noble International Ltd. +                                       500       10
   Sports Resorts International, Inc. *                             100       --
   Standard Motor Products, Inc. +                                  700        8
   Strattec Security Corp. *                                        284       14
   Superior Industries International, Inc. +                      1,534       35
   Tenneco Automotive, Inc. * +                                   2,492       37
   Visteon Corp. * +                                              7,825       60
--------------------------------------------------------------------------------
                                                                             573
--------------------------------------------------------------------------------
Banks - 7.6%
   1st Source Corp.                                                 687       15
   ABC Bancorp +                                                  1,000       18
   Alabama National Bancorp                                         818       51
   Amcore Financial, Inc. +                                       1,541       43
   Amegy Bancorp, Inc. +                                          4,502       80
   AmericanWest Bancorp * +                                         631       12
   Arrow Financial Corp.                                            578       16
   Bancfirst Corp.                                                  159       13
   BancorpSouth, Inc.                                             4,700      105
   BancTrust Financial Group, Inc.                                  587       12
   Bank Mutual Corp.                                              4,159       45
   Bank of Granite Corp. +                                        1,077       20
   Bank of the Ozarks, Inc. +                                       708       22
   Banner Corp. +                                                   597       16
   Boston Private Financial Holdings, Inc. +                      1,692       41
   Bryn Mawr Bank Corp. +                                           650       13
   Camden National Corp. +                                          569       20
   Capital City Bank Group, Inc. +                                  590       24
   Capital Corp. of the West                                        756       18
   Capitol Bancorp Ltd. +                                           562       17
   Cascade Bancorp +                                                992       21
   Cathay Bancorp, Inc. +                                         2,850       97
   Center Financial Corp. +                                         540       12
   Central Coast Bancorp * +                                      1,025       17
   Central Pacific Financial Corp.                                1,697     $ 60
   Century Bancorp, Inc. of Massachusetts, Class A +                266        7
   Chemical Financial Corp.                                       1,510       48
   Chittenden Corp.                                               2,776       73
   Citizens Banking Corp. of Michigan                             2,608       76
   City Holding Co.                                                 953       32
   CityBank Lynwood of Washington +                                 465       14
   Coastal Financial Corp. +                                      1,074       16
   CoBiz, Inc. +                                                    806       15
   Columbia Bancorp                                                 368       13
   Columbia Banking Systems, Inc.                                   971       24
   Community Bank System, Inc. +                                  1,626       38
   Community Banks, Inc. +                                          634       16
   Community Trust Bancorp, Inc. +                                  745       22
   Corus Bankshares, Inc. +                                         902       46
   CVB Financial Corp.                                            2,792       52
   East-West Bancorp, Inc.                                        3,289      111
   EuroBancshares, Inc. * +                                         400        6
   Farmers Capital Bank Corp. +                                     509       17
   Financial Institutions, Inc. +                                   685       12
   First Bancorp of North Carolina                                  672       14
   First BanCorp of Puerto Rico                                   2,200       84
   First Busey Corp. +                                            1,113       21
   First Charter Corp. +                                          1,762       39
   First Citizens Bancshares, Inc., Class A +                       399       52
   First Commonwealth Financial Corp. +                           4,180       56
   First Community Bancorp of California +                          800       35
   First Community Bancshares, Inc. +                               599       18
   First Financial Bancorp +                                      2,100       38
   First Financial Bankshares, Inc.                                 851       35
   First Financial Corp. of Indiana +                               766       21
   First Indiana Corp.                                              640       17
   First Merchants Corp. +                                        1,138       28
   First Midwest Bancorp, Inc. of Illinois                        2,800       97
   First Oak Brook Bancshares, Inc. +                               500       14
   First of Long Island (The) Corp.                                 300       12
   First Republic Bank                                            1,168       37
   First State Bancorporation                                       898       17
   FNB Corp. of Pennsylvania +                                    3,200       59
   FNB Corp. of Virginia +                                          472       13
   Frontier Financial Corp. +                                     1,454       36
   GB&T Bancshares, Inc. +                                          520       11

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Banks - 7.6% - (continued)
   German American Bancorp +                                        777     $ 10
   Glacier Bancorp, Inc.                                          1,798       42
   Gold Banc Corp., Inc.                                          2,406       33
   Great Southern Bancorp, Inc. +                                   812       25
   Greater Bay Bancorp                                            3,380       85
   Hancock Holding Co. +                                          1,652       53
   Hanmi Financial Corp.                                          1,782       29
   Harleysville National Corp. +                                  1,595       37
   Heartland Financial USA, Inc. +                                  756       15
   IBERIABANK Corp.                                                 371       22
   Independent Bank Corp. of Massachusetts                          888       25
   Independent Bank Corp. of Michigan +                           1,178       33
   Integra Bank Corp. +                                             976       22
   Interchange Financial Services Corp. of New Jersey             1,013       18
   Irwin Financial Corp. +                                        1,069       22
   Lakeland Bancorp, Inc. +                                         997       15
   Lakeland Financial Corp. +                                       393       15
   Macatawa Bank Corp. +                                            593       20
   Main Street Banks, Inc. +                                        920       24
   MainSource Financial Group, Inc. +                               787       14
   MB Financial, Inc.                                             1,183       45
   MBT Financial Corp. +                                            843       16
   Mercantile Bank Corp. +                                          441       18
   Mid-State Bancshares +                                         1,375       37
   Midwest Banc Holdings, Inc. +                                    672       13
   Nara Bancorp, Inc.                                             1,113       15
   National Penn Bancshares, Inc. +                               2,088       49
   NBC Capital Corp. +                                              516       12
   NBT Bancorp, Inc. +                                            1,997       47
   Old National Bancorp of Indiana +                              4,115       82
   Old Second Bancorp, Inc. +                                       822       23
   Omega Financial Corp. +                                          683       20
   Oriental Financial Group, Inc. +                               1,108       16
   Pacific Capital Bancorp +                                      2,746       93
   Park National Corp.                                              845       87
   Peapack Gladstone Financial Corp. +                              594       16
   Pennrock Financial Services Corp. +                              464       16
   Peoples Bancorp, Inc. of Ohio                                    608       17
   PNC Financial Services Group, Inc.                                 1       --
   PrivateBancorp, Inc. +                                         1,000       34
   Prosperity Bancshares, Inc. +                                  1,067       29
   Provident Bankshares Corp. +                                   1,921       61
   R & G Financial Corp. +                                        1,923     $ 28
   Renasant Corp.                                                   675       21
   Republic Bancorp, Inc. of Kentucky, Class A +                    668       15
   Republic Bancorp, Inc. of Michigan                             4,208       58
   Royal Bancshares of Pennsylvania, Inc. +                         335        8
   S & T Bancorp, Inc. +                                          1,463       51
   Sandy Spring Bancorp, Inc. +                                     874       29
   Santander BanCorp                                                371        8
   SCBT Financial Corp.                                             705       21
   Seacoast Banking Corp. of Florida                                705       14
   Security Bank Corp. of Georgia +                                 672       14
   Signature Bank of New York *                                     600       15
   Simmons First National Corp., Class A +                          876       22
   Smithtown Bancorp, Inc. +                                        200        5
   Southern Community Financial Corp. +                             700        6
   Southside Bancshares, Inc. +                                     777       15
   Southwest Bancorp, Inc. of Oklahoma +                            696       13
   State Bancorp, Inc. of New York +                                619       14
   State Financial Services Corp., Class A                          320       13
   Sterling Bancorp of New York                                     924       20
   Sterling Bancshares, Inc.                                      2,664       36
   Sterling Financial Corp. of Pennsylvania                       1,293       33
   Suffolk Bancorp                                                  652       20
   Sun Bancorp, Inc. of New Jersey *                                626       13
   Susquehanna Bancshares, Inc. +                                 2,735       62
   SVB Financial Group *                                          2,193      105
   SY Bancorp, Inc. +                                               839       19
   Taylor Capital Group, Inc.                                       336       11
   Texas Capital Bancshares, Inc. *                               1,200       22
   Texas Regional Bancshares, Inc., Class A                       2,722       78
   Tompkins Trustco, Inc. +                                         600       25
   Trico Bancshares +                                               942       19
   Trustco Bank Corp. of New York +                               4,478       56
   Trustmark Corp.                                                2,800       80
   UMB Financial Corp. +                                            889       50
   Umpqua Holdings Corp. +                                        2,682       63
   Union Bankshares Corp. of Virginia +                             661       24
   United Bankshares, Inc.                                        2,300       77
   United Community Banks, Inc. of Georgia                        1,730       43
   Univest Corp. of Pennsylvania +                                  600       16
   Unizan Financial Corp.                                         1,351       34
   USB Holding Co., Inc. +                                          781       17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Banks - 7.6% - (continued)
   USB Holdings Co., Inc.                                        50,000   $   --
   Virginia Commerce Bancorp * +                                    531       12
   Virginia Financial Group, Inc. +                                 633       21
   Washington Trust Bancorp, Inc. +                                 996       28
   WesBanco, Inc. +                                               1,201       36
   West Bancorp +                                                 1,050       19
   West Coast Bancorp of Oregon +                                   925       20
   Westamerica Bancorporation                                     2,100      111
   Western Sierra Bancorp * +                                       428       15
   Wilshire Bancorp, Inc.                                           900       12
   Wintrust Financial Corp. +                                     1,546       77
   Yardville National Bancorp                                       545       18
--------------------------------------------------------------------------------
                                                                           5,167
--------------------------------------------------------------------------------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                               496       10
   Coca-Cola Bottling Co. Consolidated                              265       13
   Farmer Bros. Co.                                                 300        7
   Hansen Natural Corp. * +                                         400       30
   Peet's Coffee & Tea, Inc. *                                      705       20
--------------------------------------------------------------------------------
                                                                              80
--------------------------------------------------------------------------------
Biotechnology - 1.7%
   Aksys Ltd. * +                                                 1,094        3
   Alexion Pharmaceuticals, Inc. * +                              1,805       41
   Applera Corp. (Celera Genomics Group) *                        4,448       44
   Ariad Pharmaceuticals, Inc. * +                                3,198       19
   Avant Immunotherapeutics, Inc. *                               4,951        7
   Axonyx, Inc. *                                                 4,000        5
   Bio-Rad Laboratories, Inc., Class A *                          1,100       59
   Biocryst Pharmaceuticals, Inc. * +                             1,700        8
   Cambrex Corp.                                                  1,529       28
   CancerVax Corp. * +                                              900        3
   Cell Genesys, Inc. * +                                         3,156       18
   Ciphergen Biosystems, Inc. * +                                 1,764        4
   CuraGen Corp. * +                                              2,630       11
   Curis, Inc. * +                                                2,900       11
   Cytogen Corp. * +                                              1,200        6
   Decode Genetics, Inc. * +                                      3,329       26
   Digene Corp. * +                                                 902       23
   Diversa Corp. * +                                              1,594        8
   Encysive Pharmaceuticals, Inc. * +                             3,732       38
   Enzo Biochem, Inc. * +                                         1,578       24
   Enzon Pharmaceuticals, Inc. *                                  3,047       18
   Exelixis, Inc. * +                                             4,131   $   29
   Genaera Corp. *                                                4,200        8
   Genelabs Technologies, Inc. *                                  5,300        2
   Geron Corp. * +                                                3,115       25
   Human Genome Sciences, Inc. *                                  8,300       94
   Illumina, Inc. *                                               1,700       18
   Immunogen, Inc. * +                                            2,618       16
   Immunomedics, Inc. * +                                         3,702        7
   Incyte Corp. * +                                               4,197       32
   Integra LifeSciences Holdings Corp. * +                        1,346       45
   InterMune, Inc. * +                                            1,966       24
   Keryx Biopharmaceuticals, Inc. * +                             1,500       18
   Kosan Biosciences, Inc. * +                                    1,465        7
   Lexicon Genetics, Inc. * +                                     4,090       20
   Lifecell Corp. *                                               1,700       23
   Maxim Pharmaceuticals, Inc. * +                                2,500        4
   Maxygen, Inc. * +                                              1,684       13
   Myriad Genetics, Inc. * +                                      2,008       33
   Nanogen, Inc. * +                                              2,600       11
   Neose Technologies, Inc. * +                                   1,113        3
   Northfield Laboratories, Inc. * +                              1,400       18
   Oscient Pharmaceuticals Corp. *                                4,900        8
   Peregrine Pharmaceuticals, Inc. *                              9,278       11
   Praecis Pharmaceuticals, Inc. * +                              3,670        2
   Regeneration Technologies, Inc. * +                            1,430       10
   Regeneron Pharmaceuticals, Inc. * +                            2,331       14
   Seattle Genetics, Inc. * +                                     2,424       12
   Serologicals Corp. * +                                         2,004       43
   SuperGen, Inc. * +                                             3,041       15
   Telik, Inc. *                                                  3,312       47
   Third Wave Technologies, Inc. * +                              2,014        8
   Transkaryotic Therapies, Inc. * +                              1,792       61
   Vertex Pharmaceuticals, Inc. * +                               4,794       67
--------------------------------------------------------------------------------
                                                                           1,152
--------------------------------------------------------------------------------
Building Materials - 1.2%
   Aaon, Inc. *                                                     780       14
   Apogee Enterprises, Inc.                                       1,655       23
   Comfort Systems USA, Inc. *                                    2,200       14
   Drew Industries, Inc. * +                                        390       16
   Eagle Materials, Inc. +                                        1,241      109
   ElkCorp                                                        1,326       44
   Genlyte Group, Inc. * +                                        1,584       70

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 1.2% - (continued)
   Interline Brands, Inc. *                                         790   $   16
   Lennox International, Inc. +                                   2,700       57
   LSI Industries, Inc. +                                         1,238       17
   NCI Building Systems, Inc. * +                                 1,413       49
   Simpson Manufacturing Co., Inc. +                              2,372       68
   Texas Industries, Inc. +                                       1,318       61
   Trex Co., Inc. * +                                               624       24
   Universal Forest Products, Inc.                                  944       37
   USG Corp. * +                                                  1,933       89
   York International Corp.                                       2,473      102
--------------------------------------------------------------------------------
                                                                             810
--------------------------------------------------------------------------------
Chemicals - 2.6%
   Aceto Corp.                                                    1,454       11
   Airgas, Inc.                                                   3,700       89
   Albemarle Corp.                                                2,294       87
   American Vanguard Corp. +                                        600       11
   Arch Chemicals, Inc. +                                         1,416       33
   Cabot Microelectronics Corp. * +                               1,481       46
   Crompton Corp. +                                               6,952      107
   Cytec Industries, Inc.                                         2,377       99
   Ferro Corp.                                                    2,493       48
   FMC Corp. *                                                    2,167      120
   Fuller (H.B.) Co.                                              1,956       63
   Georgia Gulf Corp.                                             1,664       53
   Grace (W.R.) & Co. *                                           4,034       42
   Great Lakes Chemical Corp.                                     3,035      103
   Hercules, Inc. *                                               6,724       93
   Kronos Worldwide, Inc.                                           315       10
   MacDermid, Inc. +                                              1,658       48
   Minerals Technologies, Inc.                                    1,306       88
   Mosaic Co. (The) *                                             8,114      106
   NewMarket Corp. *                                                775       11
   NL Industries, Inc. +                                            498        8
   Octel Corp. +                                                    730       13
   Olin Corp.                                                     4,206       79
   OM Group, Inc. *                                               1,734       44
   Omnova Solutions, Inc. *                                       2,757       11
   PolyOne Corp. *                                                5,556       37
   Quaker Chemical Corp. +                                          481        9
   Schulman (A.), Inc. +                                          1,854       30
   Sensient Technologies Corp. +                                  2,873       58
   Spartech Corp.                                                 1,470       30
   Stepan Co.                                                       443   $    9
   Symyx Technologies, Inc. * +                                   1,830       47
   Terra Industries, Inc. *                                       2,700       17
   UAP Holding Corp.                                              1,600       23
   Valhi, Inc. +                                                    600       11
   Wellman, Inc. +                                                2,201       25
   Westlake Chemical Corp. +                                        700       17
--------------------------------------------------------------------------------
                                                                           1,736
--------------------------------------------------------------------------------
Coal - 0.1%
   Alpha Natural Resources, Inc. *                                1,790       43
   Foundation Coal Holdings, Inc.                                 1,400       35
--------------------------------------------------------------------------------
                                                                              78
--------------------------------------------------------------------------------
Commercial Services - 4.1%
   Aaron Rents, Inc. +                                            2,335       53
   ABM Industries, Inc. +                                         2,233       43
   ACE Cash Express, Inc. *                                         700       15
   Administaff, Inc. +                                            1,498       32
   Advance America Cash Advance Centers, Inc. +                   4,180       51
   Advisory Board (The) Co. *                                     1,179       53
   Albany Molecular Research, Inc. * +                            1,389       17
   Alderwoods Group, Inc. * +                                     2,442       34
   AMN Healthcare Services, Inc. * +                                711       10
   Arbitron, Inc.                                                 1,909       77
   Banta Corp.                                                    1,478       65
   Bowne & Co., Inc.                                              2,357       31
   Bright Horizons Family Solutions, Inc. * +                     1,588       59
   CDI Corp. +                                                      764       16
   Central Parking Corp. +                                        1,095       19
   Century Business Services, Inc. *                              4,721       19
   Chemed Corp.                                                   1,448       61
   Clark, Inc. +                                                  1,105       16
   Coinstar, Inc. * +                                             1,703       32
   Consolidated Graphics, Inc. *                                    684       29
   Cornell Cos., Inc. * +                                         1,019       13
   Corrections Corp. of America *                                 2,462       89
   Corvel Corp. *                                                   457       12
   CoStar Group, Inc. * +                                         1,095       44
   CRA International, Inc. *                                        626       36
   Cross Country Healthcare, Inc. * +                             1,413       24
   DiamondCluster International, Inc. *                           1,400       18
   Dollar Thrifty Automotive Group *                              1,527       55
   Educate, Inc. *                                                  900       11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Commercial Services - 4.1% - (continued)
   Electro Rent Corp. *                                           1,370   $   16
   Euronet Worldwide, Inc. * +                                    1,614       45
   Exponent, Inc. *                                                 300        7
   Forrester Research, Inc. * +                                     875       14
   FTI Consulting, Inc. * +                                       2,619       58
   Gartner, Inc., Class A * +                                     3,883       39
   Geo Group, Inc. *                                                488       12
   Gevity HR, Inc.                                                1,627       28
   Greg Manning Auctions, Inc. * +                                  600        6
   Healthcare Services Group +                                    1,627       30
   Heidrick & Struggles International, Inc. * +                   1,117       28
   Hooper Holmes, Inc.                                            3,505       14
   Hudson Highland Group, Inc. * +                                1,246       20
   Integrated Electrical Services, Inc. * +                       2,253        3
   Interactive Data Corp. *                                       2,200       47
   Intersections, Inc. * +                                          500        5
   iPayment, Inc. *                                                 720       28
   Jackson Hewitt Tax Service, Inc. +                             2,500       52
   Kelly Services, Inc., Class A                                  1,054       29
   Kforce, Inc. *                                                 1,500       12
   Korn/Ferry International * +                                   1,940       31
   Labor Ready, Inc. * +                                          2,520       52
   Landauer, Inc. +                                                 515       25
   Learning Tree International, Inc. * +                            544        7
   LECG Corp. * +                                                   700       14
   MAXIMUS, Inc.                                                  1,150       40
   McGrath Rentcorp +                                             1,172       27
   Medical Staffing Network Holdings, Inc. * +                      923        5
   Midas, Inc. *                                                  1,096       26
   Monro Muffler, Inc. *                                            619       17
   MPS Group, Inc. * +                                            6,393       60
   Navigant Consulting, Inc. *                                    2,934       67
   NCO Group, Inc. *                                              1,666       33
   Parexel International Corp. *                                  1,795       33
   PDI, Inc. * +                                                    464        6
   PRA International *                                              400       10
   Pre-Paid Legal Services, Inc. +                                  593       22
   PRG-Schultz International, Inc. * +                            2,444        9
   Princeton Review, Inc. * +                                     1,348        7
   Quanta Services, Inc. *                                        4,336       39
   Rent-Way, Inc. * +                                             1,716       16
   Resources Connection, Inc. * +                                 3,004       60
   Rewards Network, Inc. * +                                      1,542   $    8
   Rollins, Inc.                                                  1,808       37
   SFBC International, Inc. * +                                     980       34
   Sotheby's Holdings, Inc., Class A *                            2,756       39
   Source Interlink Cos., Inc. *                                  1,423       14
   SOURCECORP, Inc. * +                                             954       20
   Spherion Corp. *                                               3,671       20
   Startek, Inc. +                                                  788       11
   Stewart Enterprises, Inc., Class A                             6,489       38
   Strayer Education, Inc. +                                        915       80
   TeleTech Holdings, Inc. * +                                    2,525       21
   United Rentals, Inc. * +                                       2,799       56
   Universal Technical Institute, Inc. *                            900       28
   Valassis Communications, Inc. *                                3,200      111
   Vertrue, Inc. * +                                                408       15
   Volt Information Sciences, Inc. *                                423        8
   Watson Wyatt & Co. Holdings +                                  2,009       53
   Wright Express *                                               2,460       39
--------------------------------------------------------------------------------
                                                                           2,765
--------------------------------------------------------------------------------
Computers - 2.8%
   Advanced Digital Information Corp. *                           3,979       27
   Agilysys, Inc.                                                 1,790       28
   Ansoft Corp. *                                                   504       11
   Anteon International Corp. *                                   1,663       74
   BISYS Group (The), Inc. *                                      7,300      111
   Brocade Communications Systems, Inc. *                        16,000       63
   CACI International, Inc., Class A * +                          1,766      114
   Carreker Corp. *                                               1,700        9
   Catapult Communications Corp. *                                  403        6
   CIBER, Inc. * +                                                3,085       25
   Covansys Corp. *                                               1,300       16
   Cray, Inc. * +                                                 5,245        8
   Cyberguard Corp. * +                                           1,039        7
   Digimarc Corp. * +                                               910        5
   Dot Hill Systems Corp. * +                                     2,785       15
   Echelon Corp. * +                                              1,727       12
   Electronics for Imaging, Inc. * +                              3,258       62
   Factset Research Systems, Inc. +                               1,850       59
   Gateway, Inc. * +                                             13,474       47
   Hutchinson Technology, Inc. * +                                1,662       69
   iGate Corp. *                                                  1,709        8
   Imation Corp.                                                  2,100       79

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Computers - 2.8% - (continued)
   InFocus Corp. * +                                              2,439   $   10
   Intergraph Corp. * +                                           2,208       69
   InterVoice, Inc. * +                                           2,253       20
   Iomega Corp. * +                                               3,201       10
   Kanbay International, Inc. *                                     600       12
   Komag, Inc. * +                                                1,630       47
   Kronos, Inc. * +                                               1,988       90
   LaserCard Corp.* +                                               894        5
   Lexar Media, Inc. * +                                          4,680       24
   Magma Design Automation, Inc. * +                              1,798       14
   Manhattan Associates, Inc. *                                   1,794       38
   McData Corp., Class A * +                                      8,000       31
   Mentor Graphics Corp. *                                        4,892       50
   Mercury Computer Systems, Inc. * +                             1,316       38
   Micros Systems, Inc. *                                         2,036       92
   Mobility Electronics, Inc. * +                                 1,500       13
   MTS Systems Corp. +                                            1,226       39
   Ness Technologies, Inc. * +                                      700        7
   Netscout Systems, Inc. * +                                     1,559       10
   Overland Storage, Inc. * +                                       788        8
   PalmOne, Inc. * +                                              2,652       75
   PEC Solutions, Inc. *                                            669       10
   Perot Systems Corp., Class A *                                 4,642       60
   Quantum Corp. * +                                             10,896       28
   Radisys Corp. * +                                              1,197       19
   SI International, Inc. *                                         400       11
   Silicon Graphics, Inc. *                                      17,376       14
   Silicon Storage Technology, Inc. * +                           5,071       17
   SimpleTech, Inc. *                                               700        2
   SRA International, Inc., Class A *                             1,566       53
   Stratasys, Inc. *                                                530       17
   SYKES Enterprises, Inc. *                                      1,890       16
   Synaptics, Inc. * +                                            1,506       29
   Syntel, Inc. +                                                   530        8
   Talx Corp.                                                     1,226       34
   Tier Technologies, Inc., Class B * +                           1,066        9
   Transact Technologies, Inc. * +                                  500        5
   Tyler Technologies, Inc. * +                                   2,257       15
--------------------------------------------------------------------------------
                                                                           1,904
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.2%
   Chattem, Inc. * +                                              1,131       49
   Elizabeth Arden, Inc. *                                        1,310       28
   Inter Parfums, Inc. +                                            300   $    5
   Revlon, Inc., Class A * +                                      9,800       29
--------------------------------------------------------------------------------
                                                                             111
--------------------------------------------------------------------------------
Distribution/Wholesale - 1.0%
   Aviall, Inc. *                                                 1,464       45
   Beacon Roofing Supply, Inc. *                                    800       19
   Brightpoint, Inc. *                                            1,200       23
   Building Material Holding Corp. +                                904       56
   Central European Distribution Corp. * +                          757       25
   Handleman Co.                                                  1,370       25
   LKQ Corp. *                                                      800       20
   Navarre Corp. * +                                              1,594       14
   NuCo2, Inc. * +                                                  600       14
   Owens & Minor, Inc.                                            2,369       74
   Scansource, Inc. * +                                             895       44
   SCP Pool Corp. +                                               3,377      121
   United Stationers, Inc. *                                      2,018       99
   Watsco, Inc.                                                   1,340       59
   WESCO International, Inc. * +                                  1,201       35
--------------------------------------------------------------------------------
                                                                             673
--------------------------------------------------------------------------------
Diversified Financial Services - 1.3%
   Accredited Home Lenders Holding Co. * +                        1,137       48
   Advanta Corp., Class B +                                       1,176       29
   Affiliated Managers Group, Inc. * +                            1,493      100
   Asset Acceptance Capital Corp. *                                 300        7
   Asta Funding, Inc.                                               700       20
   BKF Capital Group, Inc.                                          300       11
   Calamos Asset Management, Inc., Class A                        1,500       36
   Charter Municipal Mortgage Acceptance Co. +                    3,015       65
   Cityscape Financial Corp. *                                    2,500       --
   CompuCredit Corp. * +                                          1,380       43
   Credit Acceptance Corp. * +                                      747       11
   Encore Capital Group, Inc. *                                     700       11
   eSPEED, Inc., Class A * +                                      1,668       14
   Federal Agricultural Mortgage Corp., Class C +                   621       11
   Financial Federal Corp. +                                      1,006       38
   Gabelli Asset Management, Inc., Class A                          416       18
   GFI Group, Inc. *                                                570       16
   Greenhill & Co., Inc.                                            200        7
   Investment Technology Group, Inc. *                            2,660       52
   Knight Capital Group, Inc., Class A *                          7,121       54
   LaBranche & Co., Inc. *                                        3,600       20

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 1.3% - (continued)
   MarketAxess Holdings, Inc. * +                                   500   $    5
   Metris Cos., Inc. *                                            2,163       28
   National Financial Partners Corp.                              2,100       80
   Nelnet, Inc., Class A *                                          600       22
   optionsXpress Holdings, Inc. * +                               1,300       18
   Piper Jaffray Cos. *                                           1,328       38
   Portfolio Recovery Associates, Inc. * +                          807       32
   Sanders Morris Harris Group, Inc. +                              839       14
   SWS Group, Inc.                                                  948       15
   TradeStation Group, Inc. * +                                   1,427       10
   World Acceptance Corp. *                                       1,093       28
--------------------------------------------------------------------------------
                                                                             901
--------------------------------------------------------------------------------
Electric - 1.8%
   Aquila, Inc. * +                                              14,289       53
   Avista Corp.                                                   2,889       51
   Black Hills Corp. +                                            2,210       81
   Calpine Corp. * +                                             28,100       84
   Central Vermont Public Service Corp.                             744       16
   CH Energy Group, Inc. +                                        1,011       46
   Cleco Corp.                                                    3,119       65
   CMS Energy Corp. * +                                          11,761      156
   Duquesne Light Holdings, Inc. +                                4,600       88
   El Paso Electric Co. *                                         2,952       59
   Empire District Electric (The) Co. +                           1,559       36
   Idacorp, Inc. +                                                2,808       79
   MGE Energy, Inc.                                               1,146       41
   Otter Tail Corp. +                                             1,737       44
   PNM Resources, Inc.                                            3,943      115
   PNM Resources, Inc.                                           50,000       --
   Sierra Pacific Resources * +                                   7,126       85
   UIL Holdings Corp.                                               781       40
   Unisource Energy Corp. +                                       2,077       60
--------------------------------------------------------------------------------
                                                                           1,199
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.7%
   Advanced Energy Industries, Inc. * +                           1,501       14
   American Superconductor Corp. * +                              1,700       15
   Artesyn Technologies, Inc. * +                                 2,028       17
   Belden CDT, Inc.                                               2,881       58
   C&D Technologies, Inc.                                         1,577       12
   Cherokee International Corp. *                                   800        3
   Encore Wire Corp. * +                                            959       11
   Energy Conversion Devices, Inc. * +                            1,327       26
   EnerSys *                                                        600   $    6
   General Cable Corp. *                                          2,414       34
   GrafTech International Ltd. *                                  5,934       26
   Intermagnetics General Corp. * +                               1,703       49
   Littelfuse, Inc. *                                             1,363       41
   Magnetek, Inc. *                                               1,300        3
   Medis Technologies Ltd. * +                                      936       13
   Powell Industries, Inc. * +                                      552       10
   Power-One, Inc. *                                              3,852       21
   Ultralife Batteries, Inc. * +                                    800       13
   Universal Display Corp. * +                                    1,201       11
   Valence Technology, Inc. * +                                   4,112       12
   Vicor Corp. +                                                  1,194       16
   Wilson Greatbatch Technologies, Inc. * +                       1,329       32
--------------------------------------------------------------------------------
                                                                             443
--------------------------------------------------------------------------------
Electronics - 2.5%
   Analogic Corp.                                                   718       30
   BEI Technologies, Inc. +                                         847       22
   Bel Fuse, Inc., Class B +                                        622       19
   Benchmark Electronics, Inc. *                                  2,494       79
   Brady Corp., Class A                                           2,264       69
   California Micro Devices Corp. * +                             1,600        8
   Checkpoint Systems, Inc. * +                                   2,394       42
   Coherent, Inc. * +                                             1,818       60
   CTS Corp. +                                                    2,156       23
   Cubic Corp. +                                                    975       17
   CyberOptics Corp. * +                                            600        8
   Cymer, Inc. * +                                                2,222       63
   Daktronics, Inc. +                                               903       21
   DDi Corp. * +                                                  1,300        3
   Dionex Corp. *                                                 1,209       54
   Electro Scientific Industries, Inc. * +                        1,666       30
   Excel Technology, Inc. *                                         693       17
   Faro Technologies, Inc. * +                                      600       17
   FEI Co. * +                                                    1,576       33
   Identix, Inc. * +                                              5,869       32
   II-VI, Inc. * +                                                1,328       22
   Itron, Inc. *                                                  1,413       58
   Keithley Instruments, Inc.                                       707       10
   Kemet Corp. * +                                                5,233       37
   LeCroy Corp. *                                                   500        8
   Measurement Specialties, Inc. * +                                600       12

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 2.5% - (continued)
   Merix Corp. * +                                                1,100   $    8
   Methode Electronics, Inc.                                      2,145       26
   Metrologic Instruments, Inc. * +                                 572        8
   Molecular Devices Corp. *                                        918       18
   OSI Systems, Inc. * +                                            918       14
   Park Electrochemical Corp.                                     1,055       24
   Paxar Corp. * +                                                2,117       37
   Photon Dynamics, Inc. * +                                      1,145       22
   Planar Systems, Inc. * +                                         909        7
   Plexus Corp. * +                                               2,647       36
   RAE Systems, Inc. * +                                          2,100        6
   Rofin-Sinar Technologies, Inc. * +                             1,059       34
   Rogers Corp. * +                                                 984       41
   SBS Technologies, Inc. *                                         982        9
   Sonic Solutions * +                                            1,075       16
   Spatialight, Inc. * +                                          1,900       11
   Stoneridge, Inc. * +                                           1,075        8
   Sypris Solutions, Inc.                                           463        5
   Taser International, Inc. * +                                  3,400       39
   Technitrol, Inc.                                               2,411       32
   Thomas & Betts Corp. *                                         3,696      114
   Trimble Navigation Ltd. *                                      3,200      127
   TTM Technologies, Inc. * +                                     2,505       20
   Varian, Inc. *                                                 2,186       81
   Viisage Technology, Inc. * +                                   1,800        8
   Watts Industries, Inc., Class A +                              1,579       55
   Woodhead Industries, Inc. +                                      713        9
   Woodward Governor Co.                                            622       48
   X-Rite, Inc. +                                                 1,238       14
   Zygo Corp. *                                                   1,091       11
--------------------------------------------------------------------------------
                                                                           1,682
--------------------------------------------------------------------------------
Energy - Alternate Sources - 0.3%
   Danielson Holdings Corp. * +                                   2,900       47
   FuelCell Energy, Inc. * +                                      2,529       21
   Headwaters, Inc. * +                                           2,547       84
   KFX, Inc. * +                                                  2,998       40
   Plug Power, Inc. * +                                           2,956       18
   Syntroleum Corp. * +                                           2,000       17
--------------------------------------------------------------------------------
                                                                             227
--------------------------------------------------------------------------------
Engineering & Construction - 0.6%
   Dycom Industries, Inc. * +                                     3,010       59
   EMCOR Group, Inc. * +                                            893       42
   Granite Construction, Inc. +                                   1,985   $   47
   Insituform Technologies, Inc., Class A * +                     1,618       24
   Layne Christensen Co. * +                                        500        9
   Perini Corp. *                                                   458        7
   Shaw Group (The), Inc. * +                                     4,904       99
   URS Corp. *                                                    1,926       65
   Washington Group International, Inc. * +                       1,634       78
--------------------------------------------------------------------------------
                                                                             430
--------------------------------------------------------------------------------
Entertainment - 1.2%
   Alliance Gaming Corp. * +                                      3,061       40
   Argosy Gaming Co. *                                            1,597       74
   Bluegreen Corp. *                                              1,100       19
   Carmike Cinemas, Inc.                                            500       16
   Churchill Downs, Inc. +                                          493       21
   Dover Downs Gaming & Entertainment, Inc.                         678        8
   Great Wolf Resorts, Inc. * +                                   1,290       28
   Isle of Capri Casinos, Inc. * +                                  808       20
   Lakes Gaming, Inc. * +                                           900       11
   Macrovision Corp. *                                            2,952       62
   Magna Entertainment Corp., Class A * +                         2,791       15
   Penn National Gaming, Inc. *                                   3,971      129
   Pinnacle Entertainment, Inc. * +                               2,403       42
   Scientific Games Corp., Class A * +                            4,888      116
   Shuffle Master, Inc. * +                                       2,209       61
   Six Flags, Inc. * +                                            5,936       26
   Speedway Motorsports, Inc.                                       862       30
   Steinway Musical Instruments *                                   372       11
   Sunterra Corp. *                                               1,100       17
   Vail Resorts, Inc. * +                                         1,211       33
--------------------------------------------------------------------------------
                                                                             779
--------------------------------------------------------------------------------
Environmental Control - 0.5%
   Aleris International, Inc. *                                   1,800       43
   Calgon Carbon Corp. +                                          2,039       18
   Casella Waste Systems, Inc., Class A * +                       1,168       13
   Darling International, Inc. * +                                4,646       17
   Duratek, Inc. *                                                  587       13
   Metal Management, Inc.                                         1,100       20
   Mine Safety Appliances Co.                                     1,278       59
   Tetra Tech, Inc. * +                                           3,708       45
   TRC Cos., Inc. *                                                 731        8
   Waste Connections, Inc. * +                                    2,903      108
--------------------------------------------------------------------------------
                                                                             344
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.3%
   American Italian Pasta Co., Class A +                            946   $   22
   Arden Group, Inc., Class A +                                     149       12
   Cal-Maine Foods, Inc. +                                          900        6
   Chiquita Brands International, Inc. +                          2,454       71
   Corn Products International, Inc. +                            4,400       97
   Flowers Foods, Inc.                                            2,132       70
   Gold Kist, Inc. * +                                              700       15
   Great Atlantic & Pacific Tea Co. * +                           1,049       26
   Hain Celestial Group, Inc. * +                                 1,561       28
   Ingles Markets, Inc., Class A                                    573        7
   J & J Snack Foods Corp.                                          400       20
   Lance, Inc.                                                    1,577       28
   M & F Worldwide Corp. *                                          839       11
   MGP Ingredients, Inc. +                                          500        4
   Nash Finch Co. +                                                 855       30
   Pathmark Stores, Inc. * +                                      2,149       19
   Performance Food Group Co. *                                   2,900       79
   Ralcorp Holdings, Inc. *                                       1,768       67
   Ruddick Corp.                                                  1,988       48
   Sanderson Farms, Inc.                                            683       26
   Sanfilippo (John B.) & Son * +                                   320        7
   Seaboard Corp. +                                                  28       38
   United Natural Foods, Inc. * +                                 2,376       77
   Weis Markets, Inc. +                                             659       24
   Wild Oats Markets, Inc. * +                                    1,976       22
--------------------------------------------------------------------------------
                                                                             854
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
   Buckeye Technologies, Inc. * +                                 1,726       14
   Caraustar Industries, Inc. * +                                 1,741       18
   Deltic Timber Corp.                                              553       21
   Glatfelter Co.                                                 1,739       19
   Longview Fibre Co.                                             3,186       64
   Pope & Talbot, Inc. +                                            897       10
   Potlatch Corp.                                                 1,931      100
   Rock-Tenn Co., Class A +                                       1,791       21
   Schweitzer-Mauduit International, Inc. +                         916       27
   Wausau-Mosinee Paper Corp. +                                   2,758       35
--------------------------------------------------------------------------------
                                                                             329
--------------------------------------------------------------------------------
Gas - 1.7%
   Atmos Energy Corp.                                             4,611      130
   Cascade Natural Gas Corp. +                                      678   $   13
   Energen Corp. +                                                2,375      155
   EnergySouth, Inc. +                                              567       15
   Laclede Group (The), Inc. +                                    1,271       38
   New Jersey Resources Corp. +                                   1,706       77
   NICOR, Inc. +                                                  2,700      107
   Northwest Natural Gas Co.                                      1,622       59
   Peoples Energy Corp.                                           2,400      103
   Piedmont Natural Gas Co., Inc.                                 4,600      113
   South Jersey Industries, Inc.                                    881       50
   Southern Union Co. *                                           5,122      125
   Southwest Gas Corp.                                            2,220       55
   WGL Holdings, Inc. +                                           2,900       94
--------------------------------------------------------------------------------
                                                                           1,134
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.4%
   Baldor Electric Co. +                                          2,018       51
   Franklin Electric Co., Inc.                                      972       37
   Kennametal, Inc.                                               2,230       98
   Lincoln Electric Holdings, Inc.                                2,194       72
   Milacron, Inc. *                                               3,023        7
   Regal-Beloit Corp. +                                           1,451       37
--------------------------------------------------------------------------------
                                                                             302
--------------------------------------------------------------------------------
Healthcare - Products - 3.8%
   Abaxis, Inc. * +                                               1,300       14
   Abiomed, Inc. * +                                                900        8
   Advanced Medical Optics, Inc. * +                              3,788      146
   Advanced Neuromodulation Systems, Inc. * +                     1,267       45
   Align Technology, Inc. *                                       3,431       25
   American Medical Systems Holdings, Inc. *                      3,220       64
   Animas Corp. * +                                                 400        7
   Arrow International, Inc. +                                    1,180       40
   Arthrocare Corp. * +                                           1,377       44
   Aspect Medical Systems, Inc. * +                                 755       24
   Biolase Technology, Inc. +                                     1,494       11
   Biosite, Inc. *                                                  840       46
   BioVeris Corp. * +                                             1,500        8
   Bruker BioSciences Corp. * +                                   1,688        7
   Candela Corp. * +                                              1,214       12
   Cardiac Science, Inc. *                                        6,454        6
   Cardiodynamics International Corp. *                           2,663        6
   Cepheid, Inc. * +                                              2,742       25

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
   Healthcare - Products - 3.8% - (continued)
   Closure Medical Corp. *                                          480   $   13
   Conceptus, Inc. *                                              1,831       10
   Conmed Corp. *                                                 1,923       60
   CTI Molecular Imaging, Inc. *                                  2,014       41
   Cyberonics, Inc. * +                                           1,131       41
   Datascope Corp. +                                                690       21
   Diagnostic Products Corp.                                      1,378       60
   DJ Orthopedics, Inc. *                                         1,104       31
   Encore Medical Corp. * +                                       1,900       10
   EPIX Medical, Inc. * +                                         1,473       12
   Exactech, Inc. * +                                               504        7
   Foxhollow Technologies, Inc. +                                   400       15
   Haemonetics Corp. of Massachusetts * +                         1,180       48
   Hanger Orthopedic Group, Inc. *                                1,402        7
   Hologic, Inc. * +                                              1,314       48
   ICU Medical, Inc. * +                                            759       25
   Immucor, Inc. *                                                2,743       92
   Intralase Corp., *                                               600       12
   Intuitive Surgical, Inc. * +                                   2,063      102
   Invacare Corp.                                                 1,536       69
   Inverness Medical Innovations, Inc. * +                          931       26
   Kensey Nash Corp. * +                                            679       18
   Kyphon, Inc. * +                                               1,501       43
   Laserscope * +                                                 1,111       38
   LCA-Vision, Inc.                                               1,000       44
   Lifeline Systems, Inc. * +                                       612       20
   Luminex Corp. * +                                              1,695       17
   Medical Action Industries, Inc. * +                              571       10
   Mentor Corp. +                                                 2,422       99
   Merge Technologies, Inc. * +                                     600       10
   Merit Medical Systems, Inc. *                                  1,438       21
   Microtek Medical Holdings, Inc. * +                            2,300        8
   Microvision, Inc. * +                                          1,500       10
   Oakley, Inc. +                                                 1,262       19
   OraSure Technologies, Inc. * +                                 2,350       20
   Orthologic Corp. * +                                           2,752       11
   Orthovita, Inc. *                                              2,700        9
   Palatin Technologies, Inc. *                                   3,441        7
   Palomar Medical Technologies, Inc. * +                           900       21
   PolyMedica Corp. +                                             1,637       57
   Possis Medical, Inc. * +                                       1,193       13
   PSS World Medical, Inc. * +                                    4,114       48
   Quidel Corp. * +                                               2,431   $   11
   Sonic Innovations, Inc. *                                      1,800        8
   SonoSite, Inc. * +                                             1,011       31
   Steris Corp.                                                   4,200      102
   SurModics, Inc. * +                                              929       37
   Sybron Dental Specialties, Inc. *                              2,362       88
   Symmetry Medical, Inc. *                                         720       16
   Techne Corp. * +                                               2,678      125
   Thermogenesis Corp. * +                                        2,700       11
   Thoratec Corp. * +                                             2,972       44
   TriPath Imaging, Inc. * +                                      1,829       16
   Urologix, Inc. * +                                             1,200        5
   Ventana Medical Systems, Inc. *                                1,754       74
   Viasys Healthcare, Inc. *                                      1,844       43
   Vital Signs, Inc.                                                382       16
   West Pharmaceutical Services, Inc.                             1,804       50
   Wright Medical Group, Inc. *                                   1,798       49
   Young Innovations, Inc. +                                        308       11
   Zila, Inc. * +                                                 2,600        8
   Zoll Medical Corp. * +                                           566       13
--------------------------------------------------------------------------------
                                                                           2,589
--------------------------------------------------------------------------------
Healthcare - Services - 2.3%
   Alliance Imaging, Inc. *                                       1,000       10
   Amedisys, Inc. * +                                               878       27
   America Service Group, Inc. *                                    600       12
   American Healthways, Inc. *                                    1,780       70
   AMERIGROUP Corp. *                                             2,958      116
   Amsurg Corp. * +                                               1,782       48
   Apria Healthcare Group, Inc. *                                 3,000       94
   Beverly Enterprises, Inc. * +                                  6,491       80
   Bio-Reference Labs, Inc. *                                       500        7
   Centene Corp. *                                                2,458       79
   Genesis HealthCare Corp. *                                     1,300       57
   Gentiva Health Services, Inc. * +                              1,574       25
   Kindred Healthcare, Inc. * +                                   1,578       61
   LabOne, Inc. *                                                 1,082       42
   LifePoint Hospitals, Inc. *                                    3,162      142
   Magellan Health Services, Inc. *                               1,700       55
   Matria Healthcare, Inc. * +                                      940       27
   Medcath Corp. *                                                  500       13
   Molina Healthcare, Inc. *                                        600       26
   National Healthcare Corp. +                                      504       17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Services - 2.3% - (continued)
   OCA, Inc.* +                                                   2,612   $   11
   Odyssey HealthCare, Inc. * +                                   2,039       27
   Option Care, Inc. +                                            1,486       20
   Pediatrix Medical Group, Inc. *                                1,356      100
   Psychiatric Solutions, Inc. *                                    900       37
   Radiation Therapy Services, Inc. * +                             400        8
   RehabCare Group, Inc. *                                        1,021       28
   Res-Care, Inc. *                                               1,000       13
   Sierra Health Services *                                       1,445       95
   Specialty Laboratories * +                                       587        5
   Sunrise Senior Living, Inc. * +                                  970       51
   Symbion, Inc. *                                                  400        9
   United Surgical Partners International, Inc. * +               1,802       87
   VistaCare, Inc., Class A * +                                     523        9
   WellCare Health Plans, Inc. *                                    500       17
--------------------------------------------------------------------------------
                                                                           1,525
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.1%
   Resource America, Inc., Class A                                  927       31
   Walter Industries, Inc. +                                      1,478       63
--------------------------------------------------------------------------------
                                                                              94
--------------------------------------------------------------------------------
Home Builders - 1.1%
   Beazer Homes USA, Inc. +                                       2,477      133
   Brookfield Homes Corp. +                                         859       39
   Champion Enterprises, Inc. *                                   4,554       44
   Coachmen Industries, Inc. +                                    1,161       14
   Comstock Homebuilding Cos., Inc., Class A * +                    400        9
   Dominion Homes, Inc. * +                                         275        4
   Fleetwood Enterprises, Inc. * +                                3,403       33
   Levitt Corp., Class A +                                        1,096       32
   M/I Homes, Inc. +                                                774       39
   Meritage Corp. *                                               1,332       97
   Monaco Coach Corp. +                                           1,621       27
   Orleans Homebuilders, Inc. +                                     100        2
   Palm Harbor Homes, Inc. * +                                      591       11
   Skyline Corp.                                                    508       20
   Technical Olympic USA, Inc. +                                    862       19
   Thor Industries, Inc. +                                        2,396       73
   WCI Communities, Inc. *                                        2,066       62
   William Lyon Homes, Inc. * +                                     248       22
   Winnebago Industries, Inc. +                                   1,572       51
--------------------------------------------------------------------------------
                                                                             731
--------------------------------------------------------------------------------
Home Furnishings - 0.5%
   American Woodmark Corp.                                          638   $   21
   Applica, Inc. * +                                              1,309        4
   Bassett Furniture Industries, Inc. +                             654       13
   Digital Theater Systems, Inc. *                                1,100       19
   Ethan Allen Interiors, Inc. +                                  2,000       62
   Furniture Brands International, Inc. +                         3,100       62
   Hooker Furniture Corp. +                                         404        6
   Kimball International, Inc., Class B +                         1,289       16
   La-Z-Boy, Inc. +                                               3,200       43
   Stanley Furniture Co., Inc.                                      298       13
   Tempur-Pedic International, Inc. * +                           1,300       30
   TiVo, Inc. * +                                                 3,133       21
   Universal Electronics, Inc. *                                    791       13
--------------------------------------------------------------------------------
                                                                             323
--------------------------------------------------------------------------------
Household Products/Wares - 1.1%
   American Greetings Corp., Class A                              3,819       99
   Blyth, Inc.                                                    1,700       48
   Central Garden and Pet Co. *                                   1,104       49
   CSS Industries, Inc.                                             442       14
   Ennis Business Forms, Inc. +                                   1,532       24
   Harland (John H.) Co.                                          1,684       63
   Jarden Corp. * +                                               1,785       91
   Playtex Products, Inc. *                                       2,475       27
   Russ Berrie & Co., Inc. +                                        447        6
   Spectrum Brands, Inc.                                          3,084      114
   Standard Register (The) Co.                                      684       10
   Tupperware Corp.                                               3,145       71
   Water Pik Technologies, Inc. *                                   500        9
   WD-40 Co. +                                                    1,234       36
   Yankee Candle Co., Inc.                                        2,838       89
--------------------------------------------------------------------------------
                                                                             750
--------------------------------------------------------------------------------
Housewares - 0.2%
   Libbey, Inc.                                                     817       16
   National Presto Industries, Inc. +                               450       19
   Toro Co.                                                       2,658      114
--------------------------------------------------------------------------------
                                                                             149
--------------------------------------------------------------------------------
Insurance - 2.5%
   21st Century Insurance Group                                   1,330       19
   Affirmative Insurance Holdings, Inc.                             400        5
   Alfa Corp.                                                     2,020       29
   American Equity Investment Life Holding Co. +                  1,100       11
   American Physicians Capital, Inc. *                              604       21

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 2.5% - (continued)
   AmerUs Group Co. +                                             2,373   $  113
   Argonaut Group, Inc. * +                                       1,398       29
   Baldwin & Lyons, Inc., Class B +                                 618       16
   Bristol West Holdings, Inc. +                                    800       14
   Ceres Group, Inc. *                                            1,600        9
   Citizens, Inc. of Texas * +                                    2,668       16
   CNA Surety Corp. * +                                           1,277       18
   Commerce Group, Inc.                                           1,438       86
   Crawford & Co., Class B                                          900        7
   Delphi Financial Group, Inc., Class A                          1,538       65
   Direct General Corp. +                                         1,100       18
   Donegal Group, Inc., Class A                                     400        7
   Enstar Group, Inc. * +                                           252       15
   FBL Financial Group, Inc., Class A                               703       19
   First Acceptance Corp. * +                                     1,000        9
   FPIC Insurance Group, Inc. *                                     500       15
   Great American Financial Resources, Inc.                         550        9
   Harleysville Group, Inc. +                                       797       16
   Hilb, Rogal & Hamilton Co. +                                   1,991       68
   Horace Mann Educators Corp.                                    2,629       48
   Independence Holding Co. +                                       495        9
   Infinity Property & Casualty Corp.                             1,407       45
   Kansas City Life Insurance Co.                                   317       15
   Landamerica Financial Group, Inc. +                            1,037       58
   Midland (The) Co.                                                607       20
   National Western Life Insurance Co., Class A *                   153       28
   Navigators Group, Inc. *                                         460       15
   Ohio Casualty Corp.                                            4,051       97
   Philadelphia Consolidated Holding Co. * +                      1,115       92
   Phoenix Companies, Inc. +                                      5,760       66
   PMA Capital Corp., Class A * +                                 1,624       12
   Presidential Life Corp.                                        1,279       19
   ProAssurance Corp. * +                                         1,722       67
   RLI Corp. +                                                    1,362       60
   Safety Insurance Group, Inc. +                                   755       24
   Selective Insurance Group, Inc. +                              1,789       86
   State Auto Financial Corp.                                       857       23
   Stewart Information Services Corp. +                           1,157       46
   Tower Group, Inc.                                                800        9
   Triad Guaranty, Inc. * +                                         513       28
   UICI                                                           2,264       57
   United Fire & Casualty Co. +                                     848       33
   Universal American Financial Corp. * +                         1,575   $   30
   USI Holdings Corp. * +                                         2,246       26
   Vesta Insurance Group, Inc.                                    2,000        5
   Zenith National Insurance Corp.                                  761       48
--------------------------------------------------------------------------------
                                                                           1,700
--------------------------------------------------------------------------------
Internet - 3.2%
   1-800 Contacts, Inc. *                                           451        9
   1-800-FLOWERS.COM, Inc., Class A * +                           1,426       11
   24/7 Real Media, Inc. * +                                      2,100        6
   ActivCard Corp. * +                                            2,553       11
   Agile Software Corp. *                                         3,157       20
   Alloy, Inc. * +                                                2,039       10
   Answerthink, Inc. * +                                          2,800       11
   Aquantive, Inc. * +                                            3,228       50
   Ariba, Inc. * +                                                3,868       24
   AsiaInfo Holdings, Inc. * +                                    2,123       11
   At Road, Inc. * +                                              2,123        6
   Autobytel.com, Inc. *                                          2,489       12
   Blue Coat Systems, Inc. *                                        700       14
   Blue Nile, Inc. * +                                              258        8
   Chordiant Software, Inc. *                                     5,900       10
   CMGI, Inc. *                                                  27,062       59
   CNET Networks, Inc. * +                                        7,746       80
   Corillian Corp. *                                              1,900        6
   CyberSource Corp. *                                            1,600       11
   Digital Insight Corp. * +                                      2,330       51
   Digital River, Inc. * +                                        2,072       57
   Digitas, Inc. * +                                              4,679       52
   DoubleClick, Inc. * +                                          6,900       57
   Drugstore.com, Inc. *                                          2,707        9
   E.piphany, Inc. *                                              4,719       16
   Earthlink, Inc. * +                                            8,506       90
   eCollege.com, Inc. * +                                         1,075       11
   eCost.com, Inc. *                                                  1       --
   Entrust, Inc. *                                                3,992       16
   Equinix, Inc. * +                                                800       30
   eResearch Technology, Inc. * +                                 2,700       33
   F5 Networks, Inc. *                                            2,261      116
   FindWhat.com * +                                               1,807       10
   GSI Commerce, Inc. * +                                         1,297       19
   Harris Interactive, Inc. *                                     3,177       16
   Homestore, Inc. *                                              7,056       15

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Internet - 3.2% - (continued)
   Infospace, Inc. * +                                            1,998   $   68
   Interchange Corp. * +                                            400        3
   Internet Capital Group, Inc. * +                               2,300       13
   Internet Security Systems, Inc. *                              2,388       53
   Interwoven, Inc. *                                             2,415       19
   Ipass, Inc. *                                                  2,600       16
   iVillage, Inc. * +                                             1,900       11
   j2 Global Communications, Inc. * +                             1,133       40
   Jupitermedia Corp. * +                                         1,200       22
   Keynote Systems, Inc. * +                                      1,251       15
   Lionbridge Technologies * +                                    3,005       15
   LookSmart Ltd. *                                               5,753        4
   Matrixone, Inc. *                                              3,165       14
   Neoforma, Inc. *                                                 589        4
   Net2Phone, Inc. *                                              2,172        3
   NetBank, Inc.                                                  2,813       23
   Netratings, Inc. *                                               702       10
   NIC, Inc. *                                                    1,934        8
   Openwave Systems, Inc. * +                                     4,074       63
   Opsware, Inc. * +                                              4,144       21
   Overstock.com, Inc. * +                                          764       29
   PC-Tel, Inc. *                                                 1,317       10
   Portal Software, Inc. *                                        2,836        6
   Priceline.com, Inc. * +                                        1,459       35
   Procurenet, Inc.                                              10,500       --
   ProQuest Co. * +                                               1,457       47
   Provide Commerce, Inc. * +                                       300        7
   RealNetworks, Inc. *                                           6,800       35
   Redback Networks, Inc. *                                       1,972       11
   RightNow Technologies, Inc. * +                                  400        4
   RSA Security, Inc. * +                                         4,225       52
   S1 Corp. * +                                                   4,408       20
   Sapient Corp. * +                                              4,748       40
   Secure Computing Corp. *                                       2,133       24
   Seebeyond Technology Corp. * +                                 3,973       12
   Sohu.com, Inc. * +                                             1,327       25
   SonicWALL, Inc. *                                              3,310       20
   Stamps.com, Inc. +                                             1,199       27
   Stellent, Inc. * +                                             1,227        9
   SupportSoft, Inc. *                                            2,634       14
   Travelzoo, Inc. * +                                               63        2
   TriZetto Group, Inc. *                                         1,965       27
   Tumbleweed Communications Corp. * +                            3,800   $    8
   United Online, Inc. * +                                        3,250       42
   Valueclick, Inc. * +                                           5,144       55
   Verity, Inc. *                                                 1,755       15
   Verso Technologies, Inc. * +                                   8,785        2
   Vignette Corp. * +                                            17,007       20
   WatchGuard Technologies, Inc. * +                              2,308        8
   WebEx Communications, Inc. *                                   1,855       50
   webMethods, Inc. *                                             2,776       14
   Websense, Inc. * +                                             1,343       72
   Zix Corp. * +                                                  1,500        5
--------------------------------------------------------------------------------
                                                                           2,139
--------------------------------------------------------------------------------
Investment Companies - 0.3%
   Apollo Investment Corp.                                        4,100       67
   Ares Captial Corp. +                                           1,564       26
   Capital Southwest Corp. +                                        100        8
   Gladstone Capital Corp. +                                        623       14
   Harris & Harris Group, Inc. * +                                1,000       13
   MCG Capital Corp.                                              2,490       40
   NGP Capital Resources Co. +                                      900       14
--------------------------------------------------------------------------------
                                                                             182
--------------------------------------------------------------------------------
Iron/Steel - 0.9%
   AK Steel Holding Corp. * +                                     6,672       51
   Allegheny Technologies, Inc.                                   5,806      123
   Carpenter Technology Corp. +                                   1,488       80
   Cleveland-Cliffs, Inc. +                                       1,350       79
   Gibraltar Industries, Inc.                                     1,440       28
   Oregon Steel Mills, Inc. *                                     2,096       37
   Reliance Steel & Aluminum Co.                                  1,817       70
   Ryerson Tull, Inc. +                                           1,679       26
   Schnitzer Steel Industries, Inc., Class A                      1,270       29
   Steel Dynamics, Inc. +                                         2,372       64
   Steel Technologies, Inc. +                                       800       16
   Wheeling-Pittsburgh Corp. * +                                    600       11
--------------------------------------------------------------------------------
                                                                             614
--------------------------------------------------------------------------------
Leisure Time - 0.4%
   Ambassadors Group, Inc.                                          444       16
   Arctic Cat, Inc. +                                               840       18
   Callaway Golf Co. +                                            4,055       47
   K2, Inc. * +                                                   2,771       35
   Life Time Fitness, Inc. *                                        700       20
   Marine Products Corp.                                            962       14

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Leisure Time - 0.4% - (continued)
   Multimedia Games, Inc. * +                                     1,646     $ 18
   Nautilus Group, Inc. +                                         1,670       45
   Navigant International, Inc. * +                                 877       12
   Pegasus Solutions, Inc. *                                      1,653       18
   WMS Industries, Inc. * +                                       1,218       39
--------------------------------------------------------------------------------
                                                                             282
--------------------------------------------------------------------------------
Lodging - 0.7%
   Ameristar Casinos, Inc. +                                        786       40
   Aztar Corp. *                                                  2,033       65
   Boyd Gaming Corp. +                                            2,750      146
   Gaylord Entertainment Co. *                                    1,992       84
   La Quinta Corp. *                                             11,416       99
   Marcus Corp.                                                   1,177       26
   MTR Gaming Group, Inc. *                                       1,489       15
--------------------------------------------------------------------------------
                                                                             475
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.6%
   Astec Industries, Inc. *                                         850       19
   Bucyrus International, Inc., Class A                             800       28
   JLG Industries, Inc. +                                         3,027       77
   Joy Global, Inc.                                               5,078      191
   Terex Corp. *                                                  3,002      119
--------------------------------------------------------------------------------
                                                                             434
--------------------------------------------------------------------------------
Machinery - Diversified - 1.5%
   Albany International Corp., Class A +                          1,649       52
   Applied Industrial Technologies, Inc. +                        1,605       49
   Cascade Corp.                                                    662       23
   Cognex Corp.                                                   2,426       63
   Flowserve Corp. *                                              3,260       96
   Gardner Denver, Inc. *                                         1,557       60
   Global Power Equipment Group, Inc. * +                         2,029       16
   Gorman-Rupp (The) Co. +                                          800       16
   IDEX Corp.                                                     3,029      116
   Intevac, Inc. *                                                  900        9
   Kadant, Inc. *                                                   985       20
   Lindsay Manufacturing Co. +                                      827       17
   Manitowoc Co. (The), Inc.                                      1,945       79
   Middleby Corp. *                                                 283       16
   NACCO Industries, Inc., Class A                                  238       24
   Nordson Corp. +                                                1,794       56
   Presstek, Inc. * +                                             1,624       14
   Robbins & Myers, Inc. +                                          709       17
   Sauer-Danfoss, Inc. +                                            617       12
   Stewart & Stevenson Services, Inc.                             1,973     $ 47
   Tecumseh Products Co., Class A +                                 962       26
   Tennant Co.                                                      436       16
   Thomas Industries, Inc. +                                        875       35
   UNOVA, Inc. * +                                                2,914       60
   Wabtec Corp.                                                   2,390       49
--------------------------------------------------------------------------------
                                                                             988
--------------------------------------------------------------------------------
Media - 1.3%
   4Kids Entertainment, Inc. * +                                    844       16
   American Satellite Network                                       350       --
   Beasley Broadcast Group, Inc., Class A *                         300        5
   Charter Communications, Inc., Class A * +                     16,399       19
   Courier Corp. +                                                  572       20
   Crown Media Holdings, Inc., Class A * +                          700        7
   Cumulus Media, Inc., Class A *                                 3,118       39
   Emmis Communications Corp., Class A * +                        3,218       57
   Entravision Communications Corp., Class A *                    2,900       21
   Fisher Communications, Inc. * +                                  375       19
   Gray Television, Inc.                                          2,673       31
   Hollinger International, Inc., Class A                         3,430       32
   Insight Communications Co., Inc., Class A * +                  2,986       34
   Journal Communications, Inc., Class A                          1,200       20
   Journal Register Co. *                                         2,572       43
   Liberty Corp.                                                    948       34
   Lin TV Corp., Class A * +                                      1,682       24
   Lodgenet Entertainment Corp. *                                   974       16
   Martha Stewart Living Omnimedia, Inc., Class A * +               813       21
   Mediacom Communications Corp., Class A *                       3,985       24
   Paxson Communications Corp. *                                  2,456        2
   Playboy Enterprises, Inc., Class B * +                         1,195       15
   Primedia, Inc. * +                                             8,441       31
   Pulitzer, Inc.                                                   494       32
   Readers Digest Association (The), Inc.                         6,300      107
   Regent Communications, Inc. * +                                2,146       13
   Saga Communications, Inc., Class A * +                         1,035       14
   Salem Communications Corp., Class A *                            607       11
   Scholastic Corp. *                                             1,969       74
   Sinclair Broadcast Group, Inc., Class A                        2,699       24
   Spanish Broadcasting System, Inc., Class A * +                 2,295       20
   Thomas Nelson, Inc. +                                            628       15
   Value Line, Inc.                                                 150        5

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Media - 1.3% - (continued)
   World Wrestling Entertainment, Inc.                              811   $    9
   Young Broadcasting, Inc., Class A * +                          1,220        7
--------------------------------------------------------------------------------
                                                                             861
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.6%
   CIRCOR International, Inc.                                       908       22
   Commercial Metals Co.                                          3,524       92
   Kaydon Corp. +                                                 1,696       48
   Lawson Products, Inc.                                            370       16
   Metals USA, Inc. *                                             1,400       30
   Mueller Industries, Inc. +                                     2,137       58
   NN, Inc.                                                         913       11
   NS Group, Inc. *                                               1,208       35
   Quanex Corp.                                                   1,517       79
   Valmont Industries, Inc.                                         830       20
--------------------------------------------------------------------------------
                                                                             411
--------------------------------------------------------------------------------
Mining - 0.5%
   Amcol International Corp.                                      1,291       25
   Brush Engineered Materials, Inc. *                             1,173       17
   Century Aluminum Co. * +                                       1,269       28
   Coeur D'alene Mines Corp. * +                                 15,044       50
   Compass Minerals International, Inc.                           1,000       23
   Hecla Mining Co. * +                                           7,138       32
   Royal Gold, Inc. +                                             1,252       22
   RTI International Metals, Inc. * +                             1,229       34
   Stillwater Mining Co. * +                                      2,446       16
   Titanium Metals Corp. * +                                        400       17
   USEC, Inc. +                                                   5,343       73
--------------------------------------------------------------------------------
                                                                             337
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
   Actuant Corp., Class A * +                                     1,589       71
   Acuity Brands, Inc.                                            2,552       63
   Ameron International Corp.                                       535       18
   Applied Films Corp. *                                            859       23
   Aptargroup, Inc.                                               2,400      120
   Barnes Group, Inc. +                                             873       27
   Blount International, Inc. *                                     400        7
   Ceradyne, Inc. * +                                             1,651       38
   Clarcor, Inc.                                                  2,984       84
   Cuno, Inc. * +                                                 1,161       83
   EnPro Industries, Inc. *                                       1,278       35
   ESCO Technologies, Inc. *                                        832       71
   Federal Signal Corp. +                                         2,882       45
   Griffon Corp. * +                                              1,468   $   29
   Hexcel Corp. * +                                               1,863       30
   Jacuzzi Brands, Inc. * +                                       4,687       48
   Lancaster Colony Corp.                                         1,600       70
   Matthews International Corp., Class A                          1,938       72
   Myers Industries, Inc. +                                       1,471       16
   Quixote Corp. +                                                  551       11
   Raven Industries, Inc. +                                         908       23
   Smith (A.O.) Corp. +                                           1,009       32
   Standex International Corp. +                                    719       19
   Sturm Ruger & Co., Inc. +                                      1,219       10
   Tredegar Corp. +                                               1,710       26
   Trinity Industries, Inc. +                                     2,390       69
--------------------------------------------------------------------------------
                                                                           1,140
--------------------------------------------------------------------------------
Office Furnishings - 0.1%
   Interface, Inc., Class A * +                                   2,918       22
   Knoll, Inc.                                                      790       14
--------------------------------------------------------------------------------
                                                                              36
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   General Binding Corp. *                                          487       10
   Global Imaging System, Inc. * +                                1,400       45
   Imagistics International, Inc. *                               1,043       28
--------------------------------------------------------------------------------
                                                                              83
--------------------------------------------------------------------------------
Oil & Gas - 4.2%
   Atwood Oceanics, Inc. *                                          647       37
   Berry Petroleum Co., Class A +                                 1,212       58
   Bill Barrett Corp. * +                                           770       23
   Brigham Exploration Co. *                                      1,400       12
   Cabot Oil & Gas Corp.,                                         3,057       96
   Callon Petroleum Co. *                                         1,000       14
   Cheniere Energy, Inc. *                                        3,266       96
   Cimarex Energy Co. * +                                         2,490       94
   Clayton Williams Energy, Inc. * +                                452       12
   Comstock Resources, Inc. *                                     2,119       48
   Delta Petroleum Corp. * +                                      1,500       17
   Denbury Resources, Inc. *                                      3,349      107
   Edge Petroleum Corp. of Delaware *                             1,225       17
   Encore Acquisition Co. * +                                     1,615       60
   Energy Partners Ltd. *                                         1,770       40
   Forest Oil Corp. *                                             3,007      120
   Frontier Oil Corp.                                             1,595       78
   FX Energy, Inc. * +                                            2,100       20

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 4.2% - (continued)
   Giant Industries, Inc. *                                         865   $   25
   Grey Wolf, Inc. * +                                           11,225       74
   Harvest Natural Resources, Inc. * +                            2,187       24
   Helmerich & Payne, Inc.                                        3,000      124
   Holly Corp.                                                    1,256       48
   Houston Exploration Co. *                                        713       36
   KCS Energy, Inc. * +                                           2,969       42
   Magnum Hunter Resources, Inc. *                                5,269       81
   McMoRan Exploration Co. * +                                    1,107       21
   Meridian Resource Corp. * +                                    3,791       17
   Mission Resources Corp. *                                      2,900       21
   Parker Drilling Co. *                                          6,289       36
   Penn Virginia Corp.                                            1,050       43
   Petroleum Development Corp. *                                  1,059       28
   Plains Exploration & Production Co. *                          4,732      145
   Quicksilver Resources, Inc. * +                                1,789       93
   Range Resources Corp.                                          4,886      113
   Remington Oil & Gas Corp. *                                    1,527       47
   Southwestern Energy Co. *                                      2,152      150
   Spinnaker Exploration Co. *                                    1,558       48
   St. Mary Land & Exploration Co. +                              3,758       98
   Stone Energy Corp. *                                           1,339       58
   Swift Energy Co. * +                                           1,711       58
   TEL Offshore Trust                                                --       --
   Tesoro Petroleum Corp. +                                       3,949      172
   Todco *                                                          700       16
   Unit Corp. *                                                   2,300       90
   Vintage Petroleum, Inc. +                                      3,314       92
   W&T Offshore, Inc. *                                             750       16
   Warren Resources, Inc. * +                                     1,290       11
   Whiting Petroleum Corp. * +                                    1,600       55
--------------------------------------------------------------------------------
                                                                           2,831
--------------------------------------------------------------------------------
Oil & Gas Services - 1.4%
   Cal Dive International, Inc. * +                               2,465      112
   CARBO Ceramics, Inc.                                             841       60
   Dril-Quip, Inc. *                                                331        9
   Global Industries Ltd. *                                       5,390       46
   Gulf Island Fabrication, Inc.                                    501       10
   Hanover Compressor Co. *                                       4,597       48
   Hydril Co. *                                                   1,005       52
   Input/Output, Inc. * +                                         3,862       23
   Lone Star Technologies, Inc. *                                 1,744       72
   Lufkin Industries, Inc.                                        1,002   $   29
   Matrix Service Co. * +                                         1,414        6
   Maverick Tube Corp. * +                                        2,562       78
   Newpark Resources, Inc. * +                                    5,096       31
   Oceaneering International, Inc. *                              1,458       53
   Oil States International, Inc. *                               1,822       42
   RPC, Inc.                                                      1,047       16
   Seacor Holdings, Inc. * +                                      1,103       64
   Superior Energy Services, Inc. *                               3,297       52
   Tetra Technologies, Inc. *                                     1,365       38
   Universal Compression Holdings, Inc. *                         1,092       37
   Veritas DGC, Inc. *                                            2,271       61
   W-H Energy Services, Inc. *                                    1,472       32
--------------------------------------------------------------------------------
                                                                             971
--------------------------------------------------------------------------------
Packaging & Containers - 0.4%
   Chesapeake Corp.                                               1,202       25
   Crown Holdings, Inc. *                                        10,145      151
   Graphic Packaging Corp. * +                                    4,100       16
   Greif Inc., Class A                                              883       64
   Silgan Holdings, Inc.                                            774       44
--------------------------------------------------------------------------------
                                                                             300
--------------------------------------------------------------------------------
Pharmaceuticals - 3.0%
   Abgenix, Inc. * +                                              5,339       38
   Able Laboratories, Inc. * +                                    1,191        5
   Accelrys, Inc. *                                               1,686        9
   Adolor Corp. * +                                               2,588       25
   Alkermes, Inc. * +                                             5,820       67
   Alpharma, Inc., Class A +                                      2,357       30
   Antigenics, Inc. * +                                           1,528       10
   Array Biopharma, Inc. * +                                      2,000       12
   Atherogenics, Inc. * +                                         2,430       35
   Bentley Pharmaceuticals, Inc. * +                              1,179       13
   Bioenvision, Inc. *                                            2,100       14
   BioMarin Pharmaceuticals, Inc. * +                             4,006       27
   Bone Care International, Inc. *                                1,101       36
   Bradley Pharmaceuticals, Inc. * +                                757        8
   Cell Therapeutics, Inc. * +                                    3,955       12
   Connetics Corp. * +                                            1,844       41
   Corixa Corp. * +                                               3,513       15
   Cubist Pharmaceuticals, Inc. *                                 3,267       33
   CV Therapeutics, Inc. * +                                      2,307       47

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 3.0% - (continued)
   Cypress Bioscience, Inc. * +                                   1,800   $   22
   Dendreon Corp. * +                                             3,523       19
   Discovery Laboratories, Inc. * +                               3,337       24
   Dov Pharmaceutical, Inc. *                                     1,107       17
   Durect Corp. * +                                               2,366        8
   Dusa Pharmaceuticals, Inc. *                                     900       10
   Dyax Corp. * +                                                 2,100       10
   First Horizon Pharmaceutical Corp. * +                         1,693       32
   Genta, Inc. *                                                  4,948        5
   Guilford Pharmaceuticals, Inc. * +                             2,770        7
   HealthExtras, Inc. *                                           1,255       21
   Hollis-Eden Pharmaceuticals * +                                1,171       10
   I-Flow Corp. * +                                               1,300       21
   Impax Laboratories, Inc. * +                                   3,144       52
   Indevus Pharmaceuticals, Inc. * +                              3,163       11
   Inkine Pharmaceutical Co. * +                                  3,000        7
   Inspire Pharmaceuticals, Inc. * +                              2,750       18
   Isis Pharmaceuticals, Inc. * +                                 3,786       14
   Isolagen, Inc. * +                                             1,400        6
   Kos Pharmaceuticals, Inc. * +                                    747       43
   KV Pharmaceutical Co., Class A *                               2,119       42
   Lannett Co., Inc. * +                                            445        2
   Ligand Pharmaceuticals, Inc., Class B *                        4,965       29
   Mannatech, Inc. +                                                900       14
   MannKind Corp. * +                                               800       10
   Medarex, Inc. * +                                              6,303       48
   Medicines Co. * +                                              3,076       67
   Nabi Biopharmaceuticals * +                                    3,812       47
   Natures Sunshine Products, Inc. +                                573        9
   NeighborCare, Inc. * +                                         2,401       72
   NeoPharm, Inc. *                                               1,065       10
   Neurogen Corp. * +                                             1,500       10
   NitroMed, Inc. * +                                               833       16
   Noven Pharmaceuticals, Inc. *                                  1,593       29
   NPS Pharmaceuticals, Inc. *                                    2,487       29
   Nutraceutical International Corp. *                              700        9
   Nuvelo, Inc. * +                                               2,519       19
   Onyx Pharmaceuticals, Inc. * +                                 2,151       54
   Pain Therapeutics, Inc. * +                                    1,901       10
   Par Pharmaceutical Cos., Inc. *                                2,100       67
   Penwest Pharmaceuticals Co. * +                                1,137       14
   Perrigo Co. +                                                  4,038       63
   PetMed Express, Inc. * +                                       1,000   $    7
   Pharmacyclics, Inc. * +                                        1,200       10
   Pharmion Corp. *                                                 900       18
   Pharmos Corp. *                                                1,180        3
   Pozen, Inc. * +                                                1,742       13
   Prestige Brands Holdings, Inc. *                               1,700       29
   Priority Healthcare Corp., Class B *                           1,910       44
   Progenics Pharmaceuticals, Inc. * +                              699       14
   Rigel Pharmaceuticals, Inc. *                                    730       13
   Salix Pharmaceuticals Ltd. * +                                 2,355       41
   Santarus, Inc. * +                                               800        2
   Sciclone Pharmaceuticals, Inc. * +                             3,189        8
   Star Scientific, Inc. * +                                      1,814       10
   Tanox, Inc. * +                                                1,416       14
   Trimeris, Inc. * +                                               940       10
   United Therapeutics Corp. * +                                  1,164       58
   USANA Health Sciences, Inc. * +                                  772       34
   Valeant Pharmaceuticals International                          5,600      116
   Vicuron Pharmaceuticals, Inc. * +                              3,160       52
   Vion Pharmaceuticals, Inc. * +                                 4,000       10
   Zymogenetics, Inc. *                                           1,213       21
--------------------------------------------------------------------------------
                                                                           2,031
--------------------------------------------------------------------------------
Pipelines - 0.0%
   Transmontaigne, Inc. *                                         1,441       12
--------------------------------------------------------------------------------
Real Estate - 0.4%
   Avatar Holdings, Inc. * +                                        289       14
   CB Richard Ellis Group, Inc., Class A *                        1,600       62
   Consolidated-Tomoka Land Co. +                                   404       31
   Jones Lang LaSalle, Inc. *                                     2,070       88
   Reading International, Inc., Class A * +                       1,175        8
   Tarragon Realty Investors, Inc. * +                              787       17
   Trammell Crow Co. * +                                          1,963       44
--------------------------------------------------------------------------------
                                                                             264
--------------------------------------------------------------------------------
REITS - 7.3%
   Aames Investment Corp.                                         2,200       20
   Acadia Realty Trust +                                          1,417       24
   Affordable Residential Communities +                           1,900       23
   Alexander's, Inc. * +                                            133       34
   Alexandria Real Estate Equities, Inc.                          1,235       86
   American Campus Communities, Inc.                                600       12

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
REITS - 7.3% - (continued)
   American Financial Realty Trust                                7,200     $111
   American Home Mortgage Investment Corp. +                      2,215       72
   AMLI Residential Properties Trust                              1,503       43
   Anthracite Capital, Inc.                                       3,160       37
   Anworth Mortgage Asset Corp.                                   2,770       26
   Arbor Realty Trust, Inc.                                         300        8
   Ashford Hospitality Trust, Inc.                                1,500       15
   Bedford Property Investors, Inc. +                               888       21
   Bimini Mortgage Management, Inc. Class A +                       900       13
   BioMed Realty Trust, Inc.                                      2,100       47
   Brandywine Realty Trust                                        3,073       87
   Capital Automotive                                             2,444       87
   Capital Lease Funding, Inc.                                    1,200       13
   Capital Trust, Inc. of New York, Class A                         600       21
   Capstead Mortgage Corp. +                                      1,167       11
   CarrAmerica Realty Corp.                                       3,500      121
   Cedar Shopping Centers, Inc.                                   1,100       15
   Colonial Properties Trust +                                    1,957       80
   Commercial Net Lease Realty                                    3,135       61
   Corporate Office Properties Trust                              2,264       63
   Correctional Properties Trust +                                  672       17
   Cousins Properties, Inc.                                       2,500       71
   CRT Properties, Inc.                                           1,692       39
   Digital Realty Trust, Inc. +                                   1,000       15
   EastGroup Properties, Inc.                                     1,240       50
   ECC Capital Corp.                                              4,270       26
   Education Realty Trust, Inc.                                   1,090       19
   Entertainment Properties Trust                                 1,660       74
   Equity Inns, Inc. +                                            3,156       38
   Equity Lifestyle Properties, Inc.                              1,259       48
   Equity One, Inc.                                               2,078       44
   Essex Property Trust, Inc.                                     1,483      119
   Extra Space Storage, Inc. +                                    1,200       17
   FelCor Lodging Trust, Inc. *                                   2,974       41
   Fieldstone Investment Corp. +                                  3,400       45
   First Industrial Realty Trust, Inc.                            2,692      104
   Gables Residential Trust +                                     1,753       64
   Getty Realty Corp.                                             1,076       30
   Glenborough Realty Trust, Inc.                                 1,689       34
   Glimcher Realty Trust +                                        2,178       56
   Global Signal, Inc. +                                            500       17
   GMH Communities Trust +                                        1,600       22
   Government Properties Trust, Inc. +                            1,600     $ 15
   Gramercy Capital Corp. of New York                               600       13
   Healthcare Realty Trust, Inc.                                  3,100      121
   Heritage Property Investment Trust +                           1,657       54
   Highland Hospitality Corp.                                     2,000       21
   Highwoods Properties, Inc.                                     3,530       97
   Home Properties of New York, Inc.                              1,955       81
   HomeBanc Corp. of Georgia                                      2,200       21
   IMPAC Mortgage Holdings, Inc. +                                4,715       94
   Innkeepers USA Trust +                                         2,278       31
   Investors Real Estate Trust +                                  2,936       28
   Kilroy Realty Corp.                                            1,698       77
   Kite Realty Group Trust                                          900       13
   LaSalle Hotel Properties +                                     1,714       53
   Lexington Corporate Properties Trust                           2,973       68
   LTC Properties, Inc.                                             929       18
   Luminent Mortgage Capital, Inc. +                              2,200       23
   Maguire Properties, Inc.                                       2,300       60
   Meristar Hospitality Corp. *                                   5,474       46
   MFA Mortgage Investments, Inc.                                 4,862       34
   Mid-America Apartment Communities, Inc. +                      1,095       44
   Mission West Properties +                                      1,251       12
   MortgageIT Holdings, Inc. +                                    1,100       19
   National Health Investors, Inc.                                1,334       36
   Nationwide Health Properties, Inc. +                           4,048       91
   New Century Financial Corp.                                    2,866      146
   Newcastle Investment Corp. +                                   2,414       74
   Novastar Financial, Inc. +                                     1,616       59
   OMEGA Healthcare Investors, Inc. +                             2,863       34
   Parkway Properties, Inc. +                                       856       41
   Pennsylvania Real Estate Investment Trust                      1,932       85
   Post Properties, Inc.                                          2,683       88
   Prentiss Properties Trust +                                    2,943      102
   PS Business Parks, Inc. +                                        901       37
   RAIT Investment Trust                                          1,527       44
   Ramco-Gershenson Properties                                      860       24
   Realty Income Corp. +                                          5,200      128
   Redwood Trust, Inc.                                            1,137       59
   Saul Centers, Inc.                                               807       27
   Saxon Capital, Inc.                                            3,300       56
   Senior Housing Properties Trust                                3,336       60
   Sovran Self Storage, Inc.                                        940       42

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 58 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
REITS - 7.3% - (continued)
   Spirit Finance Corp. +                                         4,420   $   49
   Strategic Hotel Capital, Inc.                                  1,100       18
   Sun Communities, Inc.                                            996       36
   Sunstone Hotel Investors, Inc.                                 1,300       30
   Tanger Factory Outlet Centers, Inc.                            1,522       37
   Taubman Centers, Inc.                                          3,258      103
   Town & Country Trust (The) +                                   1,052       29
   Trustreet Properties, Inc. +                                   3,245       51
   U-Store-It Trust                                               1,500       28
   Universal Health Realty Income, Inc. +                           864       32
   Urstadt Biddle Properties, Class A +                           1,717       28
   Washington Real Estate Investment Trust +                      2,537       79
   Winston Hotels, Inc.                                           1,436       15
--------------------------------------------------------------------------------
                                                                           4,952
--------------------------------------------------------------------------------
Retail - 6.3%
   99 Cents Only Stores * +                                       3,000       36
   AC Moore Arts & Crafts, Inc. * +                                 980       29
   Aeropostale, Inc. *                                            3,361       92
   America's Car Mart, Inc. * +                                     480       10
   Asbury Automotive Group, Inc. *                                  712       10
   Bebe Stores, Inc. +                                              633       24
   Big 5 Sporting Goods Corp.                                     1,291       34
   BJ's Restaurants, Inc. *                                         706       13
   Blair Corp.                                                      541       21
   Bob Evans Farms, Inc.                                          2,404       56
   Bombay (The) Co., Inc. * +                                     2,197       12
   Bon-Ton Stores                                                   300        5
   Brookstone, Inc. *                                             1,395       28
   Brown Shoe Co., Inc.                                           1,109       39
   Buckle (The), Inc.                                               505       20
   Buffalo Wild Wings, Inc. * +                                     500       16
   Build-A-Bear Workshop, Inc. * +                                  500       14
   Burlington Coat Factory Warehouse Corp.                        1,044       35
   Cache, Inc. *                                                    800       10
   California Pizza Kitchen, Inc. *                               1,388       33
   Casey's General Stores, Inc.                                   2,987       54
   Cash America International, Inc.                               1,891       33
   Casual Male Retail Group, Inc. * +                             1,673       12
   Cato (The) Corp., Class A                                      1,204       35
   CBRL Group, Inc.                                               3,100      126
   CEC Entertainment, Inc. *                                      2,230       90
   Charlotte Russe Holding, Inc. * +                                710        9
   Charming Shoppes, Inc. *                                       7,023   $   63
   Children's Place * +                                           1,107       52
   Christopher & Banks Corp. +                                    2,260       41
   CKE Restaurants, Inc. +                                        3,105       51
   Coldwater Creek, Inc. *                                        1,979       45
   Cosi, Inc. * +                                                 1,300        7
   Cost Plus, Inc. of California *                                1,486       35
   CSK Auto Corp. *                                               2,812       48
   Dave & Buster's, Inc. * +                                        655       12
   DEB Shops, Inc. +                                                378       11
   Dick's Sporting Goods, Inc. * +                                1,814       66
   Domino's Pizza, Inc. +                                         1,461       33
   Dress Barn, Inc. * +                                           1,531       28
   Electronics Boutique Holdings Corp. *                            709       42
   Finish Line (The), Inc., Class A +                             2,486       50
   First Cash Financial Services, Inc. *                            900       16
   Fred's, Inc. +                                                 2,688       40
   GameStop Corp., Class B *                                      2,300       62
   Gander Mountain Co. * +                                          500        6
   Genesco, Inc. * +                                              1,288       44
   Goody's Family Clothing, Inc. +                                1,186        8
   Group 1 Automotive, Inc. *                                     1,187       32
   Guitar Center, Inc. * +                                        1,578       90
   Hancock Fabrics, Inc. +                                        1,190        7
   Haverty Furniture Cos., Inc.                                   1,140       16
   Hibbett Sporting Goods, Inc. *                                 1,464       51
   HOT Topic, Inc. * +                                            2,745       59
   IHOP Corp. +                                                   1,167       56
   Insight Enterprises, Inc. *                                    2,932       57
   Jack in the Box, Inc. * +                                      2,189       91
   J. Jill Group (The), Inc. * +                                  1,291       16
   Jo-Ann Stores, Inc. *                                          1,123       30
   Jos. A. Bank Clothiers, Inc. * +                                 707       28
   Kenneth Cole Productions, Inc., Class A +                        444       13
   Kirkland's, Inc. * +                                             823        7
   Krispy Kreme Doughnuts, Inc. * +                               3,700       30
   Landry's Restaurants, Inc. +                                   1,120       34
   Linens 'N Things, Inc. *                                       2,739       67
   Lithia Motors, Inc., Class A                                     809       22
   Lone Star Steakhouse & Saloon, Inc.                              972       29
   Longs Drug Stores Corp. +                                      1,863       76
   MarineMax, Inc. * +                                              734       20

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.3% - (continued)
   Men's Wearhouse, Inc. *                                        1,924   $   99
   Movado Group, Inc.                                               896       15
   Movie Gallery, Inc. +                                          1,574       50
   New York & Co., Inc. *                                           500        9
   Nu Skin Enterprises, Inc., Class A +                           3,364       76
   O'Charleys, Inc. *                                             1,285       24
   P.F. Chang's China Bistro, Inc. * +                            1,509       89
   Panera Bread Co., Class A *                                    1,769      112
   Pantry (The), Inc. * +                                           800       31
   Papa John's International, Inc. * +                              703       27
   Party City Corp. * +                                             704        9
   Payless Shoesource, Inc. * +                                   4,167       70
   PC Mall, Inc. * +                                                700        3
   Pep Boys - Manny, Moe & Jack +                                 3,533       47
   Rare Hospitality International, Inc. *                         2,093       65
   Red Robin Gourmet Burgers, Inc. * +                              755       41
   Restoration Hardware, Inc. * +                                 1,642       12
   Retail Ventures, Inc. *                                          700        8
   Ryan's Restaurant Group, Inc. *                                2,541       36
   School Specialty, Inc. * +                                     1,372       54
   Select Comfort Corp. * +                                       2,294       56
   Sharper Image Corp. * +                                          877       12
   Shoe Carnival, Inc. * +                                          422        8
   ShopKo Stores, Inc. *                                          1,836       44
   Smart & Final, Inc. * +                                          746        8
   Sonic Automotive, Inc.                                         1,666       36
   Sonic Corp. *                                                  3,835      130
   Sports Authority (The), Inc. * +                               1,400       45
   Stage Stores, Inc. *                                           1,290       50
   Steak n Shake (The) Co. * +                                    1,520       31
   Stein Mart, Inc.                                               1,445       35
   Systemax, Inc. *                                                 200        1
   TBC Corp. *                                                    1,357       35
   Texas Roadhouse, Inc., Class A *                                 600       18
   Too, Inc. * +                                                  2,099       42
   Tractor Supply Co. *                                           1,910       85
   Trans World Entertainment Corp. * +                            1,256       16
   Triarc Cos., Inc., Class B +                                   2,165       31
   Tuesday Morning Corp. +                                        1,730       53
   United Auto Group, Inc. +                                      1,150       35
   West Marine, Inc. * +                                          1,005       17
   World Fuel Services Corp.                                      1,510       40
   Zale Corp. *                                                   3,170   $   99
--------------------------------------------------------------------------------
                                                                           4,291
--------------------------------------------------------------------------------
Savings & Loans - 2.0%
   Anchor BanCorp Wisconsin, Inc. +                               1,228       34
   BankAtlantic Bancorp, Inc., Class A                            2,584       46
   BankUnited Financial Corp., Class A                            1,843       46
   Berkshire Hills Bancorp, Inc.                                    434       14
   Brookline Bancorp, Inc. +                                      3,587       55
   Charter Financial Corp. of Georgia +                             352       12
   Citizens First Bancorp, Inc.                                     691       14
   Clifton Savings Bancorp, Inc.                                    500        5
   Commercial Capital Bancorp, Inc.                               2,591       44
   Commercial Federal Corp.                                       2,510       63
   Dime Community Bancshares                                      1,844       28
   Downey Financial Corp.                                         1,300       98
   Fidelity Bankshares, Inc.                                      1,341       33
   First Financial Holdings, Inc. +                                 757       22
   First Niagara Financial Group, Inc.                            7,685      100
   First Place Financial Corp. of Ohio                              989       19
   FirstFed Financial Corp. *                                     1,093       59
   Flagstar Bancorp, Inc. +                                       1,973       39
   Flushing Financial Corp.                                         990       17
   Franklin Bank Corp. of Houston *                                 500        9
   Harbor Florida Bancshares, Inc. +                              1,253       45
   Horizon Financial Corp. +                                        839       17
   ITLA Capital Corp. *                                             324       16
   Kearny Financial Corp. * +                                     1,000       10
   KNBT Bancorp, Inc. +                                           1,800       27
   MAF Bancorp, Inc.                                              1,697       72
   NASB Financial, Inc. +                                           251       10
   Northwest Bancorp, Inc.                                        1,094       22
   OceanFirst Financial Corp. +                                     476       10
   Ocwen Financial Corp. * +                                      2,259       16
   Partners Trust Financial Group, Inc.                           1,823       19
   PennFed Financial Services, Inc.                                 590        9
   PFF Bancorp, Inc.                                              1,177       34
   Provident Bancorp, Inc.                                        2,753       32
   Provident Financial Holdings                                     378       11
   Provident Financial Services, Inc.                             4,127       73
   Sterling Financial Corp. of Washington *                       1,530       54
   TierOne Corp.                                                  1,346       32
   United Community Financial Corp. of Ohio +                     2,212       23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 60 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Savings & Loans - 2.0% - (continued)
   Westfield Financial, Inc. +                                      378   $    9
   WSFS Financial Corp.                                             421       23
--------------------------------------------------------------------------------
                                                                           1,321
--------------------------------------------------------------------------------
Semiconductors - 2.8%
   Actel Corp. *                                                  1,609       24
   ADE Corp. * +                                                    600       13
   Alliance Semiconductor Corp. *                                 1,378        2
   AMIS Holdings, Inc. *                                          1,900       23
   Asyst Technologies, Inc. * +                                   2,791       12
   ATMI, Inc. * +                                                 2,347       66
   August Technology Corp. *                                      1,100       13
   Axcelis Technologies, Inc. *                                   6,053       40
   Brooks Automation, Inc. *                                      3,013       45
   Cirrus Logic, Inc. * +                                         5,108       26
   Cohu, Inc.                                                     1,321       25
   Credence Systems Corp. * +                                     6,021       48
   Diodes, Inc. *                                                   404       13
   DSP Group, Inc. *                                              1,983       47
   Emulex Corp. *                                                 5,100       96
   Entegris, Inc. *                                               2,656       26
   ESS Technology, Inc. * +                                       1,990        8
   Exar Corp. *                                                   2,520       36
   Formfactor, Inc. *                                             1,700       44
   FSI International, Inc. *                                      1,500        6
   Genesis Microchip, Inc. *                                      2,100       35
   Helix Technology Corp.                                         1,812       23
   Integrated Device Technology, Inc. *                           6,400       78
   Integrated Silicon Solutions, Inc. * +                         2,186       14
   IXYS Corp. *                                                   1,327       18
   Kopin Corp. * +                                                4,189       16
   Kulicke & Soffa Industries, Inc. * +                           3,572       21
   Lattice Semiconductor Corp. *                                  6,867       29
   LTX Corp. * +                                                  4,382       21
   Mattson Technology, Inc. * +                                   2,421       19
   Micrel, Inc. *                                                 4,115       48
   Microsemi Corp. *                                              3,636       75
   Microtune, Inc. * +                                            3,100       14
   Mindspeed Technologies, Inc. * +                               6,085        9
   MIPS Technologies, Inc. *                                      2,500       22
   MKS Instruments, Inc. *                                        1,950       33
   Monolithic System Technology, Inc. * +                         1,784       10
   Mykrolis Corp. *                                               2,779       37
   Omnivision Technologies, Inc. * +                              3,386   $   54
   ON Semiconductor Corp. * +                                     7,932       36
   Pericom Semiconductor Corp. *                                  1,341       11
   Photronics, Inc. * +                                           1,979       46
   Pixelworks, Inc. * +                                           2,483       21
   PLX Technology, Inc. *                                         1,300       10
   Portalplayer, Inc. * +                                           500       10
   Power Integrations, Inc. * +                                   1,695       40
   Rudolph Technologies, Inc. * +                                   823       12
   Semitool, Inc. * +                                             1,345       12
   Sigmatel, Inc. *                                               1,500       34
   Silicon Image, Inc. * +                                        4,800       56
   Sipex Corp. *                                                  1,827        3
   Sirf Technology Holdings, Inc. *                                 700       10
   Skyworks Solutions, Inc. * +                                  10,165       64
   Standard Microsystems Corp. * +                                1,155       19
   Supertex, Inc. * +                                               718       12
   Tessera Technologies, Inc. *                                   1,600       47
   Transmeta Corp. of Delaware * +                               10,078        8
   Tripath Technology, Inc. * +                                   3,200        3
   Triquint Semiconductor, Inc. * +                               8,199       28
   Ultratech Stepper, Inc. *                                      1,241       22
   Varian Semiconductor Equipment Associates, Inc. * +            2,161       88
   Veeco Instruments, Inc. * +                                    1,754       26
   Vitesse Semiconductor Corp. * +                               13,149       33
   Volterra Semiconductor Corp. * +                                 400        5
   Zoran Corp. * +                                                2,857       35
--------------------------------------------------------------------------------
                                                                           1,880
--------------------------------------------------------------------------------
Software - 3.4%
   Actuate Corp. *                                                3,000        6
   Advent Software, Inc. *                                        1,401       28
   Allscripts Healthcare Solutions, Inc. * +                      1,854       30
   Altiris, Inc. * +                                              1,402       26
   American Reprographics Co. *                                     840       13
   Ansys, Inc. * +                                                1,900       63
   Aspen Technology, Inc. * +                                     2,560       13
   Atari, Inc. *                                                    700        2
   Authentidate Holding Corp. * +                                 1,800        5
   Blackboard, Inc. *                                               400        8
   Borland Software Corp. * +                                     4,922       31
   Captaris, Inc. *                                               1,600        6

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Software - 3.4% - (continued)
   CCC Information Services Group, Inc. *                           465   $   11
   Cerner Corp. * +                                               1,714      112
   Computer Programs & Systems, Inc.                                498       17
   Concord Communications, Inc. * +                               1,228       21
   Concur Technologies, Inc. * +                                  1,630       16
   CSG Systems International, Inc. * +                            3,380       64
   Dendrite International, Inc. * +                               2,178       34
   Digi International, Inc. *                                     1,300       15
   Eclipsys Corp. *                                               2,173       29
   eFunds Corp. *                                                 2,859       58
   Embarcadero Technologies, Inc. * +                             1,254        7
   Epicor Software Corp. * +                                      2,505       31
   EPIQ Systems, Inc. * +                                           810       13
   FalconStor Software, Inc. * +                                  1,615       12
   Filenet Corp. *                                                2,481       69
   Hyperion Solutions Corp. *                                     2,372      105
   IDX Systems Corp. *                                            1,339       43
   Infocrossing, Inc. * +                                         1,200       13
   Informatica Corp. *                                            5,582       48
   infoUSA, Inc. *                                                2,278       28
   InPhonic, Inc. * +                                               400        6
   Inter-Tel, Inc. +                                              1,369       28
   Intervideo, Inc. *                                               400        6
   JDA Software Group, Inc. * +                                   1,619       21
   Keane, Inc. *                                                  3,049       41
   Lawson Software, Inc. *                                        3,475       21
   Mantech International Corp., Class A *                           957       27
   Manugistics Group, Inc. * +                                    3,312        6
   MapInfo Corp. *                                                1,200       15
   Micromuse, Inc. * +                                            4,716       30
   MicroStrategy, Inc., Class A * +                                 757       42
   Midway Games, Inc. * +                                         2,821       25
   MRO Software, Inc. * +                                         1,219       18
   NDCHealth Corp. +                                              2,167       36
   NetIQ Corp. * +                                                3,773       42
   Omnicell, Inc. * +                                             1,276        8
   Open Solutions, Inc. * +                                         900       16
   OPNET Technologies, Inc. * +                                     742        6
   Packeteer, Inc. *                                              1,984       24
   PalmSource, Inc. * +                                             952       10
   Parametric Technology Corp. *                                 17,160      103
   PDF Solutions, Inc. *                                            929       11
   Pegasystems, Inc. * +                                            755   $    4
   Per-Se Technologies, Inc. * +                                  1,430       27
   Pinnacle Systems, Inc. *                                       4,563       27
   PLATO Learning, Inc. * +                                       1,400       11
   Progress Software Corp. *                                      2,150       63
   QAD, Inc.                                                        875        6
   Quality Systems, Inc. * +                                        440       26
   Quest Software, Inc. * +                                       3,338       44
   Renaissance Learning, Inc. +                                     618       12
   Safeguard Scientifics, Inc. * +                                7,554        7
   Salesforce.com Inc. * +                                          700       14
   ScanSoft, Inc. * +                                             5,094       21
   Schawk, Inc. +                                                   696       17
   Seachange International, Inc. *                                1,752       14
   Serena Software, Inc. *                                        1,511       30
   SPSS, Inc. *                                                     872       15
   SS&C Technologies, Inc. +                                        819       24
   Take-Two Interactive Software, Inc. * +                        4,032      104
   THQ, Inc. * +                                                  2,337       65
   Transaction Systems Architects, Inc., Class A *                2,354       54
   Trident Microsystems, Inc. *                                   1,300       28
   Ulticom, Inc. * +                                                610        6
   Ultimate Software Group, Inc. * +                              1,000       16
   Verint Systems, Inc. *                                           696       24
   Wind River Systems, Inc. * +                                   4,248       70
   Witness Systems, Inc. *                                        1,500       26
--------------------------------------------------------------------------------
                                                                           2,274
--------------------------------------------------------------------------------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +                                          1,009       37
--------------------------------------------------------------------------------
Telecommunications - 2.9%
   Adaptec, Inc. * +                                              7,291       29
   Aeroflex, Inc. * +                                             4,028       32
   Airspan Networks, Inc. *                                       1,900        9
   Alamosa Holdings, Inc. * +                                     6,810       84
   Alaska Communications Systems Group, Inc. +                    1,100       10
   Anaren, Inc. * +                                               1,197       14
   Anixter International, Inc. *                                  1,791       68
   Applied Signal Technology, Inc.                                  602       11
   Arris Group, Inc. * +                                          5,618       49
   Aspect Communications Corp. *                                  2,497       24
   Atheros Communications, Inc. * +                                 800        7
   Audiovox Corp., Class A * +                                    1,037       15

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 62 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 2.9% - (continued)
   Avanex Corp. * +                                               4,851   $    5
   Black Box Corp.                                                1,003       34
   Boston Communications Group * +                                1,145        2
   Broadwing Corp. * +                                            4,024       20
   C-COR, Inc. * +                                                3,273       22
   Carrier Access Corp. * +                                       1,300        6
   Cincinnati Bell, Inc. *                                       14,859       59
   Commonwealth Telephone Enterprises, Inc.                       1,281       67
   CommScope, Inc. * +                                            3,240       55
   Comtech Telecommunications *                                   1,347       49
   CT Communications, Inc. +                                      1,127       14
   D&E Communications, Inc.                                       1,091        9
   Ditech Communications Corp. * +                                1,701       12
   Dobson Communications Corp., Class A *                         6,894       15
   EMS Technologies, Inc. * +                                       802       11
   Enterasys Networks, Inc. * +                                  13,238       12
   Extreme Networks * +                                           7,155       33
   Fairpoint Communications, Inc. *                               1,590       25
   Finisar Corp. * +                                             10,043       12
   General Communication, Inc., Class A *                         2,819       23
   Golden Telecom, Inc. +                                           809       21
   Harmonic, Inc. *                                               4,405       27
   Hypercom Corp. *                                               3,217       20
   Interdigital Communications Corp. *                            3,600       66
   Intrado, Inc. * +                                              1,068       14
   Iowa Telecommunications Services, Inc.                         1,100       21
   Ixia *                                                         1,759       32
   Jamdat Mobile, Inc. * +                                          400       11
   KVH Industries, Inc. * +                                       1,107       10
   Mastec, Inc. *                                                 1,619       14
   MRV Communications, Inc. * +                                   7,371       14
   Netgear, Inc. * +                                              1,500       29
   Network Equipment Technologies, Inc. * +                       1,846       10
   Newport Corp. *                                                2,557       36
   NMS Communciations Corp. * +                                   2,800        9
   North Pittsburgh Systems, Inc. +                               1,029       19
   Novatel Wireless, Inc. * +                                     1,300       16
   Oplink Communications, Inc. *                                  7,301       11
   Paradyne Networks Corp. *                                      2,300        5
   Powerwave Technologies, Inc. * +                               6,525       60
   Premiere Global Services, Inc. *                               3,779       42
   Price Communications Corp. * +                                 2,427       42
   Primus Telecommunications Group, Inc. * +                      5,028   $    5
   Remec, Inc. *                                                  1,915       12
   RF Micro Devices, Inc. * +                                    11,282       52
   SafeNet, Inc. * +                                              1,560       49
   SBA Communications Corp., Class A *                            2,915       33
   Shenandoah Telecom Co. +                                         548       18
   Spectralink Corp.                                              1,409       16
   Stratex Networks, Inc. * +                                     6,874       12
   SunCom Wireless Holdings, Inc., Class A * +                    1,801        4
   SureWest Communications +                                        908       22
   Sycamore Networks, Inc. * +                                   10,572       36
   SymmetriCom, Inc. * +                                          2,705       30
   Syniverse Holdings, Inc. * +                                   1,170       14
   Talk America Holdings, Inc. *                                  1,886       17
   Tekelec * +                                                    3,477       47
   Terayon Communication Systems, Inc. * +                        4,683       15
   Time Warner Telecom, Inc., Class A * +                         3,436       18
   Ubiquitel, Inc. *                                              4,300       30
   USA Mobility, Inc. * +                                         1,562       41
   Valor Communications Group, Inc.                               1,680       23
   Viasat, Inc. * +                                               1,291       26
   Westell Technologies, Inc., Class A * +                        3,092       18
   Wireless Facilities, Inc. *                                    2,910       15
   Zhone Technologies, Inc. * +                                   3,095        8
--------------------------------------------------------------------------------
                                                                           1,927
--------------------------------------------------------------------------------
Textiles - 0.1%
   Angelica Corp.                                                   496       13
   G & K Services, Inc., Class A                                  1,088       43
   Unifirst Corp. of Massachusetts +                                574       21
--------------------------------------------------------------------------------
                                                                              77
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.2%
   Action Performance Cos., Inc. +                                  993        9
   Department 56, Inc. *                                            845        9
   Jakks Pacific, Inc. * +                                        1,607       34
   Leapfrog Enterprises, Inc. * +                                 1,800       20
   RC2 Corp. * +                                                  1,100       40
   Topps (The) Co. +                                              2,165       20
--------------------------------------------------------------------------------
                                                                             132
--------------------------------------------------------------------------------
Transportation - 2.1%
   Alexander & Baldwin, Inc.                                      2,814      125
   Arkansas Best Corp.                                            1,522       50
   Covenant Transport, Inc., Class A *                              564        8

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% - CONTINUED
--------------------------------------------------------------------------------
Transportation - 2.1% - (continued)
   EGL, Inc. * +                                                 2,612   $    50
   Florida East Coast Industries, Inc.                           1,242        52
   Forward Air Corp.                                             2,086        56
   Genesee & Wyoming, Inc., Class A * +                          1,036        29
   Gulfmark Offshore, Inc. * +                                   1,040        26
   Heartland Express, Inc. +                                     3,078        62
   HUB Group, Inc., Class A *                                    1,000        27
   Kansas City Southern Industries, Inc. * +                     5,092       102
   Kirby Corp. *                                                 1,343        57
   Knight Transportation, Inc. +                                 2,211        54
   Laidlaw International, Inc. *                                 6,300       140
   Landstar System, Inc. *                                       3,620       122
   Marten Transport Ltd. *                                         500        10
   Offshore Logistics, Inc. *                                    1,242        39
   Old Dominion Freight Line, Inc. *                               984        30
   Overnite Corp.                                                1,700        72
   Overseas Shipholding Group                                    1,612        99
   Pacer International, Inc. *                                   1,646        38
   PAM Transportation Services, Inc. * +                           504         8
   Quality Distribution, Inc. *                                    500         4
   RailAmerica, Inc. * +                                         2,163        25
   SCS Transportation, Inc. +                                      873        16
   Seabulk International, Inc. * +                                 423         8
   Swift Transportation Co., Inc. *                              2,700        66
   U.S. Xpress Enterprises, Inc., Class A *                        544         7
   Werner Enterprises, Inc.                                      3,200        60
--------------------------------------------------------------------------------
                                                                           1,442
--------------------------------------------------------------------------------
Trucking & Leasing - 0.2%
   AMERCO, Inc. *                                                  600        32
   GATX Corp. +                                                  3,241       108
   Greenbrier Cos., Inc.                                           320         9
--------------------------------------------------------------------------------
                                                                             149
--------------------------------------------------------------------------------
Water - 0.2%
   American States Water Co. +                                   1,043        29
   California Water Service Group +                                995        36
   Connecticut Water Service, Inc. +                               674        17
   Middlesex Water Co. +                                           898        18
   Pico Holdings, Inc. * +                                         466        12
   SJW Corp.                                                       429   $    18
   Southwest Water Co. +                                         1,160        12
--------------------------------------------------------------------------------
                                                                             142
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $49,149)                                                            67,139

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 0 .0%
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc., /(1)/
      8.00%, 1/2/07                                                 $1        --
--------------------------------------------------------------------------------
Total Convertible Bond
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 44.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(2)/                           30,169,663   30,170
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $30,170)                                                            30,170

--------------------------------------------------------------------------------
OTHER - 0.0%
--------------------------------------------------------------------------------
   Escrow DLB Oil & Gas *                                           400       --
   Escrow MascoTech, Inc. *                                      10,600       --
   Escrow Position PetroCorp. *                                     420       --
--------------------------------------------------------------------------------
Total Other
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 64 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------
   Optical Cable Corp. *                                         79,600     $--
   Optical Cable Corp., Exp. 10/24/07 *                             232      --
   Redback Networks, Inc., Exp. 1/2/11 *                            182      --
   Redback Networks, Inc., Exp. 1/2/11 *                            191      --
--------------------------------------------------------------------------------
Total Warrants
--------------------------------------------------------------------------------
(Cost $--)                                                                   --

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                             $276        276
   U.S. Treasury Bill, /(3)/
      2.84%, 7/14/05                                             149        149
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $425)                                                                 425

--------------------------------------------------------------------------------
Total Investments - 144.6%
--------------------------------------------------------------------------------
(Cost $79,744)                                                           97,734
   Liabilities less Other Assets - (44.6)%                              (30,152)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 67,582

/(1)/ Fair valued security
/(2)/ Investment relates to cash collateral received from portfolio securities loaned.
/(3)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2005, the Small Company Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION      EXP.      (000S)
--------------------------------------------------------------------------------
Russell 2000                 2         $617       Long        6/5         $23
================================================================================

At May 31, 2005, the industry sectors for the Small Company Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     15.9%
Consumer Staples                                                            2.9
Energy                                                                      6.4
Financials                                                                 21.8
Health Care                                                                12.1
Industrials                                                                14.2
Information Technology                                                     16.1
Materials                                                                   5.8
Telecommunication Services                                                  1.1
Utilities                                                                   3.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
--------------------------------------------------------------------------------
Advertising - 1.2%
   Getty Images, Inc. * +                                         4,200   $  314
--------------------------------------------------------------------------------
Agriculture - 1.7%
   Bunge Ltd. +                                                   6,900      428
--------------------------------------------------------------------------------
Banks - 2.0%
   East-West Bancorp, Inc.                                        7,800      263
   Investors Financial Services Corp. +                           6,200      257
--------------------------------------------------------------------------------
                                                                             520
--------------------------------------------------------------------------------
Biotechnology - 4.1%
   Affymetrix, Inc. * +                                           6,300      337
   Genzyme Corp. *                                                6,600      412
   Serologicals Corp. * +                                        14,100      303
--------------------------------------------------------------------------------
                                                                           1,052
--------------------------------------------------------------------------------
Building Materials - 1.4%
   Masco Corp.                                                   11,400      365
--------------------------------------------------------------------------------
Commercial Services - 2.7%
   Corporate Executive Board Co.                                  6,300      440
   Robert Half International, Inc.                               10,300      257
--------------------------------------------------------------------------------
                                                                             697
--------------------------------------------------------------------------------
Data Processing Services - 4.7%
   Alliance Data Systems Corp. *                                  8,300      313
   Certegy, Inc.                                                  8,500      319
   Global Payments, Inc.                                          5,600      388
   NAVTEQ Corp. *                                                 4,700      180
--------------------------------------------------------------------------------
                                                                           1,200
--------------------------------------------------------------------------------
Distribution/Wholesale - 1.2%
   Fastenal Co.                                                   5,100      296
--------------------------------------------------------------------------------
Diversified Financial Services - 5.8%
   Calamos Asset Management, Inc., Class A                       10,500      254
   Chicago Mercantile Exchange Holdings, Inc.                     1,200      259
   First Marblehead (The) Corp. * +                               5,100      228
   Legg Mason, Inc. +                                             4,900      403
   Price (T. Rowe) Group, Inc.                                    5,500      328
--------------------------------------------------------------------------------
                                                                           1,472
--------------------------------------------------------------------------------
Electronics - 0.8%
   Symbol Technologies, Inc.                                     18,300      211
--------------------------------------------------------------------------------
Entertainment - 3.3%
   Las Vegas Sands Corp. * +                                      6,800      246
   Shuffle Master, Inc. * +                                      10,100      277
   Station Casinos, Inc.                                          5,100      332
--------------------------------------------------------------------------------
                                                                             855
--------------------------------------------------------------------------------
Environmental Control - 1.2%
   Stericycle, Inc. * +                                           6,100   $  303
--------------------------------------------------------------------------------
Hardware - 2.4%
   Network Appliance, Inc. *                                      9,100      262
   Zebra Technologies Corp., Class A *                            8,300      354
--------------------------------------------------------------------------------
                                                                             616
--------------------------------------------------------------------------------
Healthcare - Equipment - 0.6%
   Waters Corp. *                                                 3,700      144
--------------------------------------------------------------------------------
Healthcare - Products - 2.9%
   Gen-Probe, Inc. *                                              5,400      210
   Kinetic Concepts, Inc. *                                       4,700      302
   St. Jude Medical, Inc. *                                       5,500      221
--------------------------------------------------------------------------------
                                                                             733
--------------------------------------------------------------------------------
Healthcare - Services - 5.8%
   Aetna, Inc.                                                    3,500      273
   Caremark Rx, Inc. *                                           12,200      545
   Sierra Health Services * +                                     4,900      324
   United Surgical Partners International, Inc. * +               6,900      332
--------------------------------------------------------------------------------
                                                                           1,474
--------------------------------------------------------------------------------
Household Products/Wares - 1.2%
   Prestige Brands Holdings, Inc. *                              17,900      304
--------------------------------------------------------------------------------
Instrumentation/Controls - 1.0%
   Watts Industries, Inc., Class A                                7,600      265
--------------------------------------------------------------------------------
Internet - 0.8%
   Shopping.com Ltd. * +                                         12,500      213
--------------------------------------------------------------------------------
IT Services - 1.1%
   Cognizant Technology Solutions Corp., Class A *                6,100      293
--------------------------------------------------------------------------------
Leisure Time - 2.9%
   Life Time Fitness, Inc. * +                                   14,500      413
   Royal Caribbean Cruises Ltd. +                                 7,400      341
--------------------------------------------------------------------------------
                                                                             754
--------------------------------------------------------------------------------
Lodging - 3.7%
   Marriott International, Inc., Class A                          7,200      486
   Starwood Hotels & Resorts Worldwide, Inc.                      8,000      448
--------------------------------------------------------------------------------
                                                                             934
--------------------------------------------------------------------------------
Machinery - Diversified - 2.6%
   Danaher Corp. +                                                6,200      342
   Rockwell Automation, Inc.                                      5,900      303
--------------------------------------------------------------------------------
                                                                             645
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 66 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6% - CONTINUED
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.9%
   Precision Castparts Corp.                                     2,800   $   218
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.0%
   ITT Industries, Inc.                                          4,800       456
   Roper Industries, Inc.                                        4,600       321
--------------------------------------------------------------------------------
                                                                             777
--------------------------------------------------------------------------------
Oil & Gas - 5.4%
   Devon Energy Corp.                                           11,800       542
   ENSCO International, Inc.                                     9,500       316
   XTO Energy, Inc.                                             16,500       513
--------------------------------------------------------------------------------
                                                                           1,371
--------------------------------------------------------------------------------
Oil & Gas Services - 2.0%
   Smith International, Inc.                                     8,700       511
--------------------------------------------------------------------------------
Pharmaceuticals - 3.4%
   Gilead Sciences, Inc. *                                      10,800       441
   Sepracor, Inc. * +                                            7,200       437
--------------------------------------------------------------------------------
                                                                             878
--------------------------------------------------------------------------------
Restaurants - 0.9%
   Applebee's International, Inc.                                8,300       226
--------------------------------------------------------------------------------
Retail - 7.1%
   Coach, Inc. *                                                12,400       360
   Dick's Sporting Goods, Inc. * +                              12,200       441
   Petsmart, Inc.                                               10,000       318
   Starbucks Corp. *                                             5,700       312
   Urban Outfitters, Inc. *                                      7,200       384
--------------------------------------------------------------------------------
                                                                           1,815
--------------------------------------------------------------------------------
Semiconductors - 6.4%
   ATI Technologies, Inc. *                                     13,600       205
   Broadcom Corp., Class A *                                    10,200       362
   Integrated Circuit Systems, Inc. * +                         12,600       267
   Kla-Tencor Corp.                                              6,800       309
   National Semiconductor Corp. +                               12,900       259
   QLogic Corp. *                                                7,400       237
--------------------------------------------------------------------------------
                                                                           1,639
--------------------------------------------------------------------------------
Software - 6.2%
   Autodesk, Inc. *                                              7,500       297
   Cognos, Inc. * +                                              6,300       238
   Hyperion Solutions Corp. *                                    6,800       300
   Manhattan Associates, Inc. * +                               10,600       225
   Mercury Interactive Corp. *                                   6,500       293
   Symantec Corp. *                                             10,200       231
--------------------------------------------------------------------------------
                                                                           1,584
--------------------------------------------------------------------------------
Telecommunications - 1.7%
   Nextel Partners, Inc., Class A * +                           18,200   $   432
--------------------------------------------------------------------------------
Telecommunications Equipment - 1.9%
   Adtran, Inc.                                                  8,100       178
   Juniper Networks, Inc. *                                     12,400       318
--------------------------------------------------------------------------------
                                                                             496
--------------------------------------------------------------------------------
Transportation - 2.6%
   Expeditors International Washington, Inc.                     5,700       291
   UTI Worldwide, Inc.                                           5,200       383
--------------------------------------------------------------------------------
                                                                             674
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $21,503)                                                            24,709

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 22.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio/(1)/                                         5,762,268     5,762
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $5,762)                                                              5,762

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.2%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit, 3.07%, 6/1/05           $1,084     1,084
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $1,084)                                                             1,084
--------------------------------------------------------------------------------
Total Investments - 123.3%
--------------------------------------------------------------------------------
(Cost $28,349)                                                           31,555
   Liabilities less Other Assets - (23.3)%                               (5,962)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $25,593

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2005, the industry sectors for the Mid Cap Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     21.9%
Consumer Staples                                                            1.7
Energy                                                                      7.6
Financials                                                                  8.1
Health Care                                                                17.3
Industrials                                                                17.2
Information Technology                                                     24.4
Telecommunication Services                                                  1.8
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   FOCUSED GROWTH PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
--------------------------------------------------------------------------------
Aerospace/Defense - 6.5%
   Boeing (The) Co.                                             68,000   $ 4,345
   Goodrich Corp.                                               49,600     2,076
   Rockwell Collins, Inc. +                                     45,800     2,262
   United Technologies Corp.                                    29,000     3,095
--------------------------------------------------------------------------------
                                                                          11,778
--------------------------------------------------------------------------------
Beverages - 6.3%
   Brown-Forman Corp., Class B                                  19,035     1,135
   Coca-Cola (The) Co.                                         126,000     5,623
   PepsiCo, Inc.                                                81,800     4,602
--------------------------------------------------------------------------------
                                                                          11,360
--------------------------------------------------------------------------------
Biotechnology - 2.5%
   Amgen, Inc. *                                                45,000     2,816
   Invitrogen Corp. * +                                         21,200     1,682
--------------------------------------------------------------------------------
                                                                           4,498
--------------------------------------------------------------------------------
Computers - 2.8%
   Dell, Inc. *                                                 71,000     2,832
   EMC Corp. of Massachusetts *                                160,000     2,250
--------------------------------------------------------------------------------
                                                                           5,082
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 4.7%
   Gillette (The) Co.                                           56,000     2,953
   Procter & Gamble Co.                                        100,000     5,515
--------------------------------------------------------------------------------
                                                                           8,468
--------------------------------------------------------------------------------
Diversified Financial Services - 2.1%
   American Express Co.                                         57,000     3,070
   Chicago Mercantile Exchange Holdings, Inc.                    3,400       735
--------------------------------------------------------------------------------
                                                                           3,805
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.9%
   Energizer Holdings, Inc. *                                   25,300     1,591
--------------------------------------------------------------------------------
Healthcare - Products - 5.9%
   Alcon, Inc. +                                                22,200     2,270
   Becton, Dickinson & Co.                                      38,500     2,212
   Johnson & Johnson                                            91,000     6,106
--------------------------------------------------------------------------------
                                                                          10,588
--------------------------------------------------------------------------------
Healthcare - Services - 9.9%
   HCA, Inc.                                                    49,000     2,646
   Health Management Associates, Inc., Class A +                25,000       631
   Humana, Inc. *                                               41,400     1,505
   Quest Diagnostics, Inc.                                      15,500     1,627
   UnitedHealth Group, Inc.                                    130,400     6,335
   WellChoice, Inc. * +                                         16,300       931
   WellPoint, Inc. *                                            31,300   $ 4,163
--------------------------------------------------------------------------------
                                                                          17,838
--------------------------------------------------------------------------------
Home Builders - 0.6%
   KB HOME                                                      17,000     1,148
--------------------------------------------------------------------------------
Household Products/Wares - 0.5%
   Church & Dwight, Inc. +                                      24,000       868
--------------------------------------------------------------------------------
Insurance - 2.9%
   Progressive (The) Corp.                                      18,000     1,729
   Prudential Financial, Inc.                                   54,000     3,419
--------------------------------------------------------------------------------
                                                                           5,148
--------------------------------------------------------------------------------
Internet - 1.8%
   IAC/InterActiveCorp. * +                                     69,000     1,690
   Symantec Corp. *                                             70,000     1,583
--------------------------------------------------------------------------------
                                                                           3,273
--------------------------------------------------------------------------------
Lodging - 2.1%
   Harrah's Entertainment, Inc. +                               16,000     1,149
   Marriott International, Inc., Class A                        40,000     2,702
--------------------------------------------------------------------------------
                                                                           3,851
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 1.2%
   Caterpillar, Inc.                                            22,600     2,127
--------------------------------------------------------------------------------
Media - 0.5%
   McGraw-Hill Cos. (The), Inc.                                 19,000       830
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.9%
   Precision Castparts Corp.                                    22,000     1,710
--------------------------------------------------------------------------------
Mining - 0.5%
   Freeport-McMoRan Copper & Gold, Inc., Class B +              26,000       918
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.5%
   General Electric Co.                                        113,600     4,144
   ITT Industries, Inc.                                         21,900     2,081
--------------------------------------------------------------------------------
                                                                           6,225
--------------------------------------------------------------------------------
Oil & Gas - 2.0%
   Diamond Offshore Drilling, Inc. +                            25,000     1,181
   Pioneer Natural Resources Co.                                26,500     1,063
   Transocean, Inc. *                                           29,000     1,445
--------------------------------------------------------------------------------
                                                                           3,689
--------------------------------------------------------------------------------
Oil & Gas Services - 1.6%
   Halliburton Co.                                              35,500     1,517
   National-Oilwell, Inc. *                                     30,000     1,350
--------------------------------------------------------------------------------
                                                                           2,867
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 68 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 9.2%
   Abbott Laboratories                                         70,000   $  3,377
   Lilly (Eli) & Co.                                           30,000      1,749
   Medco Health Solutions, Inc. *                              48,000      2,400
   Pfizer, Inc.                                               244,000      6,807
   Wyeth                                                       53,000      2,299
--------------------------------------------------------------------------------
                                                                          16,632
--------------------------------------------------------------------------------
Retail - 8.1%
   CVS Corp.                                                   51,700      2,836
   Darden Restaurants, Inc.                                    53,400      1,734
   Kohl's Corp. *                                              52,000      2,532
   Nordstrom, Inc.                                             31,500      1,923
   Staples, Inc.                                               92,000      1,981
   Walgreen Co.                                                51,000      2,312
   Yum! Brands, Inc.                                           24,100      1,236
--------------------------------------------------------------------------------
                                                                          14,554
--------------------------------------------------------------------------------
Savings & Loans - 0.6%
   Golden West Financial Corp.                                 16,900      1,058
--------------------------------------------------------------------------------
Semiconductors - 9.8%
   Analog Devices, Inc.                                        56,000      2,076
   Broadcom Corp., Class A *                                   26,200        930
   Intel Corp.                                                275,000      7,406
   Microchip Technology, Inc.                                  62,000      1,838
   National Semiconductor Corp.                                75,000      1,509
   Texas Instruments, Inc.                                    140,000      3,869
--------------------------------------------------------------------------------
                                                                          17,628
--------------------------------------------------------------------------------
Software - 5.2%
   Microsoft Corp.                                            294,200      7,590
   Veritas Software Corp. *                                    70,000      1,741
--------------------------------------------------------------------------------
                                                                           9,331
--------------------------------------------------------------------------------
Telecommunications - 4.0%
   Corning, Inc. *                                             60,000        941
   Motorola, Inc.                                             170,000      2,953
   QUALCOMM, Inc.                                              90,000      3,353
--------------------------------------------------------------------------------
                                                                           7,247
--------------------------------------------------------------------------------
Transportation - 1.0%
   FedEx Corp.                                                 19,200      1,717
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $162,007)                                                          175,829
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 7.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio/(1)/                                       12,940,859   $ 12,941
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $12,941)                                                            12,941

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.0%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                            $7,245     7,245
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $7,245)                                                             7,245

--------------------------------------------------------------------------------
Total Investments - 108.8%
--------------------------------------------------------------------------------
(Cost $182,193)                                                         196,015
   Liabilities less Other Assets - (8.8)%                               (15,796)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 180,219

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2005, the industry sectors for the Focused Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                      9.6%
Consumer Staples                                                           15.6
Energy                                                                      3.7
Financials                                                                  5.7
Health Care                                                                28.3
Industrials                                                                13.4
Information Technology                                                     23.2
Materials                                                                   0.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.9%
   United Technologies Corp.                                      6,675   $  712
--------------------------------------------------------------------------------
Agriculture - 0.5%
   Monsanto Co.                                                   3,000      171
--------------------------------------------------------------------------------
Apparel - 0.7%
   NIKE, Inc., Class B                                            3,175      261
--------------------------------------------------------------------------------
Banks - 1.9%
   Bank of America Corp.                                         15,075      698
--------------------------------------------------------------------------------
Beverages - 2.3%
   PepsiCo, Inc.                                                 15,425      868
--------------------------------------------------------------------------------
Biotechnology - 2.7%
   Amgen, Inc. *                                                 13,150      823
   Biogen Idec, Inc. *                                            4,675      183
--------------------------------------------------------------------------------
                                                                           1,006
--------------------------------------------------------------------------------
Chemicals - 3.0%
   du Pont (E.I.) de Nemours & Co.                               13,125      610
   Praxair, Inc.                                                 11,275      529
--------------------------------------------------------------------------------
                                                                           1,139
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Accenture Ltd., Class A *                                     14,425      336
--------------------------------------------------------------------------------
Computers - 3.0%
   Dell, Inc. *                                                   9,400      375
   EMC Corp. of Massachusetts *                                  53,525      752
--------------------------------------------------------------------------------
                                                                           1,127
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.3%
   Procter & Gamble Co.                                           9,100      502
--------------------------------------------------------------------------------
Diversified Financial Services - 8.7%
   American Express Co.                                          10,475      564
   Citigroup, Inc.                                               17,250      813
   Franklin Resources, Inc.                                       6,225      449
   Goldman Sachs Group, Inc.                                      6,025      588
   Lehman Brothers Holdings, Inc.                                 4,425      408
   MBNA Corp.                                                    20,975      442
--------------------------------------------------------------------------------
                                                                           3,264
--------------------------------------------------------------------------------
Electric - 1.5%
   Dominion Resources, Inc. of Virginia                           5,175      364
   Exelon Corp.                                                   4,100      192
--------------------------------------------------------------------------------
                                                                             556
--------------------------------------------------------------------------------
Electronics - 1.6%
   Flextronics International Ltd. * +                            47,250      604
--------------------------------------------------------------------------------
Engineering & Construction - 0.9%
   Jacobs Engineering Group, Inc. *                               6,450   $  339
--------------------------------------------------------------------------------
Food - 1.1%
   Sysco Corp.                                                   11,550      429
--------------------------------------------------------------------------------
Healthcare - Products - 5.9%
   Alcon, Inc. +                                                  5,775      591
   Dentsply International, Inc. +                                 6,800      388
   Medtronic, Inc.                                                4,175      224
   St. Jude Medical, Inc. *                                      11,000      441
   Zimmer Holdings, Inc. *                                        7,525      576
--------------------------------------------------------------------------------
                                                                           2,220
--------------------------------------------------------------------------------
Healthcare - Services - 1.1%
   Aetna, Inc.                                                    5,275      411
--------------------------------------------------------------------------------
Insurance - 7.5%
   AMBAC Financial Group, Inc./(1)/                               6,800      491
   American International Group, Inc.                             8,950      497
   Everest Re Group Ltd. +                                        5,150      461
   Hartford Financial Services Group, Inc.                       10,300      770
   Prudential Financial, Inc.                                     9,050      573
--------------------------------------------------------------------------------
                                                                           2,792
--------------------------------------------------------------------------------
Internet - 1.4%
   eBay, Inc. *                                                   6,675      254
   Yahoo!, Inc. *                                                 7,550      281
--------------------------------------------------------------------------------
                                                                             535
--------------------------------------------------------------------------------
Leisure Time - 1.8%
   Carnival Corp. +                                               8,125      430
   Harley-Davidson, Inc.                                          5,225      256
--------------------------------------------------------------------------------
                                                                             686
--------------------------------------------------------------------------------
Lodging - 4.7%
   Harrah's Entertainment, Inc.                                   5,825      418
   Marriott International, Inc., Class A                          7,000      473
   MGM Mirage * +                                                15,820      603
   Station Casinos, Inc.                                          4,000      260
--------------------------------------------------------------------------------
                                                                           1,754
--------------------------------------------------------------------------------
Machinery - Diversified - 0.7%
   Zebra Technologies Corp., Class A *                            5,700      243
--------------------------------------------------------------------------------
Media - 0.8%
   Disney (Walt) Co.                                             10,400      285
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                    7,075      192
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 70 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.4%
   Eaton Corp.                                                   9,525   $   570
   General Electric Co.                                         39,625     1,446
   Tyco International Ltd.                                      12,900       373
--------------------------------------------------------------------------------
                                                                           2,389
--------------------------------------------------------------------------------
Oil & Gas - 7.1%
   Apache Corp.                                                  9,125       536
   BP PLC ADR                                                    7,150       430
   EnCana Corp. +                                               11,750       407
   Exxon Mobil Corp.                                            20,525     1,155
   GlobalSantaFe Corp.                                           3,246       119
--------------------------------------------------------------------------------
                                                                           2,647
--------------------------------------------------------------------------------
Oil & Gas Services - 3.0%
   BJ Services Co.                                               8,550       431
   Halliburton Co.                                               6,225       266
   Smith International, Inc.                                     6,900       405
--------------------------------------------------------------------------------
                                                                           1,102
--------------------------------------------------------------------------------
Pharmaceuticals - 5.7%
   Merck & Co., Inc.                                            10,725       348
   Pfizer, Inc.                                                 26,425       737
   Sepracor, Inc. * +                                            3,300       201
   Teva Pharmaceutical Industries Ltd. ADR                      14,925       498
   Wyeth                                                         8,350       362
--------------------------------------------------------------------------------
                                                                           2,146
--------------------------------------------------------------------------------
Retail - 8.7%
   CVS Corp.                                                     7,025       385
   Darden Restaurants, Inc.                                     13,825       449
   Lowe's Cos., Inc.                                             5,425       311
   Staples, Inc.                                                33,312       717
   Starbucks Corp. *                                             5,500       301
   Wal-Mart Stores, Inc.                                        16,250       768
   Walgreen Co.                                                  6,775       307
--------------------------------------------------------------------------------
                                                                           3,238
--------------------------------------------------------------------------------
Semiconductors - 2.2%
   Intel Corp.                                                  23,075       621
   Kla-Tencor Corp.                                              4,375       199
--------------------------------------------------------------------------------
                                                                             820
--------------------------------------------------------------------------------
Software - 3.3%
   Cognos, Inc. * +                                              6,750       255
   Microsoft Corp.                                              37,650   $   971
--------------------------------------------------------------------------------
                                                                           1,226
--------------------------------------------------------------------------------
Telecommunications - 3.9%
   Cisco Systems, Inc. *                                        38,525       747
   Motorola, Inc.                                               19,750       343
   Vodafone Group PLC ADR                                       14,025       353
--------------------------------------------------------------------------------
                                                                           1,443
--------------------------------------------------------------------------------
Transportation - 2.3%
   Expeditors International Washington, Inc.                     5,350       273
   United Parcel Service, Inc., Class B                          8,050       593
--------------------------------------------------------------------------------
                                                                             866
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $33,594)                                                            37,007

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 8.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio/(2)/                                         3,317,686     3,318
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $3,318)                                                              3,318

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services, London,
      Eurodollar Time Deposit,
      3.07%, 6/1/05                                              $311       311
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $311)                                                                 311

--------------------------------------------------------------------------------
Total Investments - 108.7%
--------------------------------------------------------------------------------
(Cost $37,223)                                                           40,636
   Liabilities less Other Assets - (8.7)%                                (3,263)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $37,373

/(1)/ A portion of the security is held to cover open written option contracts. /(2)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   DIVERSIFIED GROWTH PORTFOLIO (continued)

At May 31, 2005, the Diversified Growth Portfolio had open written call options as follows:

--------------------------------------------------------------------------------
                                                              NUMBER       VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                OF CONTRACTS   (000S)
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc./July 2005/75                           (33)     $(5)
--------------------------------------------------------------------------------
Total Written Call Option
--------------------------------------------------------------------------------
(Cost $4)                                                                   $(5)

At May 31, 2005, the industry sectors for the Diversified Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     13.6%
Consumer Staples                                                            8.8
Energy                                                                     10.1
Financials                                                                 18.2
Health Care                                                                15.6
Industrials                                                                11.6
Information Technology                                                     15.5
Materials                                                                   4.1
Telecommunication Services                                                  1.0
Utilities                                                                   1.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 72 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
                                                               -----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    30,964   $   382
   Omnicom Group                                                12,499     1,024
--------------------------------------------------------------------------------
                                                                           1,406
--------------------------------------------------------------------------------
Aerospace/Defense - 2.0%
   Boeing (The) Co.                                             58,063     3,710
   General Dynamics Corp.                                       14,549     1,571
   Goodrich Corp.                                                7,826       328
   L-3 Communications Holdings, Inc.                             7,500       531
   Lockheed Martin Corp.                                        29,084     1,887
   Northrop Grumman Corp.                                       26,406     1,471
   Raytheon Co.                                                 30,804     1,206
   Rockwell Collins, Inc. +                                     11,882       587
   United Technologies Corp.                                    36,314     3,875
--------------------------------------------------------------------------------
                                                                          15,166
--------------------------------------------------------------------------------
Agriculture - 1.7%
   Altria Group, Inc.                                          144,056     9,672
   Archer-Daniels-Midland Co. +                                 45,106       895
   Monsanto Co.                                                 18,376     1,048
   Reynolds American, Inc.                                       8,013       664
   UST, Inc. +                                                  12,034       536
--------------------------------------------------------------------------------
                                                                          12,815
--------------------------------------------------------------------------------
Airlines - 0.1%
   Delta Air Lines, Inc. * +                                     8,929        34
   Southwest Airlines Co.                                       49,330       718
--------------------------------------------------------------------------------
                                                                             752
--------------------------------------------------------------------------------
Apparel - 0.4%
   Coach, Inc. *                                                25,500       740
   Jones Apparel Group, Inc.                                     8,040       257
   Liz Claiborne, Inc.                                           7,288       274
   NIKE, Inc., Class B                                          16,684     1,371
   Reebok International Ltd. +                                   3,801       155
   VF Corp.                                                      6,536       369
--------------------------------------------------------------------------------
                                                                           3,166
--------------------------------------------------------------------------------
Auto Manufacturers - 0.5%
   Ford Motor Co. +                                            128,810     1,285
   General Motors Corp. +                                       38,533     1,215
   Navistar International Corp. * +                              5,237       160
   PACCAR, Inc.                                                 12,464       882
--------------------------------------------------------------------------------
                                                                           3,542
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                    5,573   $   106
   Dana Corp.                                                   10,236       139
   Delphi Corp. +                                               36,752       160
   Goodyear Tire & Rubber (The) Co. * +                         13,612       196
   Johnson Controls, Inc. +                                     12,378       701
   Visteon Corp. * +                                            10,484        80
--------------------------------------------------------------------------------
                                                                           1,382
--------------------------------------------------------------------------------
Banks - 6.4%
   AmSouth Bancorp                                              24,161       644
   Bank of America Corp.                                       283,974    13,154
   Bank of New York Co. (The), Inc.                             57,494     1,657
   BB&T Corp. +                                                 39,200     1,566
   Comerica, Inc.                                               13,259       741
   Compass Bancshares, Inc.                                      7,300       325
   Fifth Third Bancorp +                                        38,056     1,622
   First Horizon National Corp. NA                               8,072       341
   Huntington Bancshares, Inc.                                  16,109       376
   KeyCorp +                                                    29,607       970
   M&T Bank Corp.                                                7,700       786
   Marshall & Ilsley Corp.                                      15,954       694
   Mellon Financial Corp.                                       31,118       864
   National City Corp.                                          42,620     1,473
   North Fork Bancorporation, Inc.                              34,127       930
   PNC Financial Services Group, Inc.                           21,168     1,157
   Regions Financial Corp.                                      30,635     1,032
   State Street Corp.                                           23,921     1,148
   SunTrust Banks, Inc.                                         24,956     1,837
   Synovus Financial Corp.                                      21,271       618
   U.S. Bancorp                                                131,902     3,869
   Wachovia Corp.                                              112,803     5,725
   Wells Fargo & Co.                                           120,323     7,269
   Zions Bancorporation                                          7,190       509
--------------------------------------------------------------------------------
                                                                          49,307
--------------------------------------------------------------------------------
Beverages - 2.3%
   Anheuser-Busch Cos., Inc.                                    55,358     2,593
   Brown-Forman Corp., Class B +                                 5,850       349
   Coca-Cola (The) Co.                                         160,713     7,172
   Coca-Cola Enterprises, Inc.                                  27,013       591
   Molson Coors Brewing Co., Class B                             5,296       310
   Pepsi Bottling Group, Inc.                                   12,971       368

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)
--------------------------------------------------------------------------------
Beverages - 2.3% - (continued)
   PepsiCo, Inc.                                               117,629   $ 6,618
--------------------------------------------------------------------------------
                                                                          18,001
--------------------------------------------------------------------------------
Biotechnology - 1.1%
   Amgen, Inc. *                                                86,883     5,437
   Biogen Idec, Inc. *                                          23,483       918
   Chiron Corp. *                                               10,976       412
   Genzyme Corp. *                                              17,757     1,108
   Medimmune, Inc. *                                            18,188       480
   Millipore Corp. *                                             3,278       169
--------------------------------------------------------------------------------
                                                                           8,524
--------------------------------------------------------------------------------
Building Materials - 0.2%
   American Standard Companies, Inc. +                          11,752       503
   Masco Corp. +                                                31,788     1,018
   Vulcan Materials Co.                                          7,147       428
--------------------------------------------------------------------------------
                                                                           1,949
--------------------------------------------------------------------------------
Chemicals - 1.6%
   Air Products & Chemicals, Inc.                               16,264       980
   Ashland, Inc.                                                 5,387       368
   Dow Chemical (The) Co.                                       67,471     3,056
   du Pont (E.I.) de Nemours & Co.                              69,751     3,244
   Eastman Chemical Co.                                          6,190       364
   Ecolab, Inc.                                                 14,508       469
   Engelhard Corp.                                               8,214       241
   Great Lakes Chemical Corp.                                    3,332       113
   Hercules, Inc. * +                                            7,337       102
   International Flavors & Fragrances, Inc. +                    5,784       214
   PPG Industries, Inc.                                         12,634       826
   Praxair, Inc.                                                21,432     1,004
   Rohm & Haas Co.                                              12,684       592
   Sherwin-Williams (The) Co.                                    8,295       369
   Sigma-Aldrich Corp.                                           4,693       281
--------------------------------------------------------------------------------
                                                                          12,223
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Apollo Group, Inc., Class A * +                              12,101       950
   Cendant Corp.                                                72,938     1,547
   Convergys Corp. *                                             9,446       129
   Donnelley (R.R.) & Sons Co.                                  14,061       467
   Equifax, Inc.                                                 9,055       314
   H&R Block, Inc. +                                            11,369       567
   McKesson Corp. +                                             21,448       864
   Moody's Corp.                                                19,162   $   829
   Paychex, Inc.                                                26,716       772
   Robert Half International, Inc.                              10,547       263
--------------------------------------------------------------------------------
                                                                           6,702
--------------------------------------------------------------------------------
Computers - 3.9%
   Affiliated Computer Services, Inc., Class A * +               8,300       429
   Apple Computer, Inc. *                                       57,612     2,288
   Computer Sciences Corp. *                                    12,510       579
   Dell, Inc. *                                                173,643     6,927
   Electronic Data Systems Corp.                                34,361       677
   EMC Corp. of Massachusetts *                                166,245     2,337
   Gateway, Inc. * +                                            19,624        68
   Hewlett-Packard Co.                                         203,839     4,588
   International Business Machines Corp.                       113,884     8,604
   Lexmark International, Inc., Class A *                        9,407       644
   NCR Corp. * +                                                13,892       509
   Network Appliance, Inc. * +                                  26,475       761
   Sun Microsystems, Inc. *                                    242,226       923
   Sungard Data Systems, Inc. *                                 20,650       717
   Unisys Corp. *                                               23,013       167
--------------------------------------------------------------------------------
                                                                          30,218
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.2%
   Alberto-Culver Co. +                                          5,531       245
   Avon Products, Inc.                                          31,990     1,271
   Colgate-Palmolive Co.                                        37,624     1,880
   Gillette (The) Co.                                           69,198     3,650
   Procter & Gamble Co. +                                      175,492     9,678
--------------------------------------------------------------------------------
                                                                          16,724
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            11,443       492
   Grainger (W.W.), Inc. +                                       5,429       295
--------------------------------------------------------------------------------
                                                                             787
--------------------------------------------------------------------------------
Diversified Financial Services - 7.9%
   American Express Co.                                         81,764     4,403
   Bear Stearns Cos. (The), Inc.                                 7,649       758
   Capital One Financial Corp.                                  17,601     1,327
   Charles Schwab (The) Corp.                                   84,522       958
   CIT Group, Inc.                                              15,200       645
   Citigroup, Inc.                                             365,682    17,227
   Countrywide Financial Corp.                                  39,484     1,468

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 74 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 7.9% - (continued)
   E*TRADE Financial Corp. *                                    26,200   $   324
   Fannie Mae                                                   67,095     3,975
   Federated Investors, Inc., Class B                            7,312       216
   Franklin Resources, Inc. +                                   14,721     1,062
   Freddie Mac                                                  48,750     3,171
   Goldman Sachs Group, Inc.                                    30,786     3,002
   Janus Capital Group, Inc.                                    18,107       278
   Lehman Brothers Holdings, Inc.                               19,830     1,828
   MBNA Corp.                                                   90,905     1,917
   Merrill Lynch & Co., Inc.                                    64,803     3,516
   Morgan (J.P.) Chase & Co.                                   246,944     8,828
   Morgan Stanley                                               76,930     3,766
   Price (T. Rowe) Group, Inc.                                   9,836       587
   Providian Financial Corp. * +                                21,561       384
   SLM Corp.                                                    30,284     1,462
--------------------------------------------------------------------------------
                                                                          61,102
--------------------------------------------------------------------------------
Electric - 3.0%
   AES Corp. *                                                  43,538       648
   Allegheny Energy, Inc. * +                                   10,285       249
   Ameren Corp. +                                               12,423       678
   American Electric Power Co.                                  27,917       996
   Calpine Corp. * +                                            38,359       114
   Centerpoint Energy, Inc. +                                   18,957       232
   Cinergy Corp. +                                              12,221       504
   CMS Energy Corp. *                                           12,783       169
   Consolidated Edison, Inc. +                                  18,621       848
   Constellation Energy Group, Inc.                             12,721       680
   Dominion Resources, Inc. of Virginia                         24,949     1,754
   DTE Energy Co. +                                             11,379       541
   Duke Energy Corp. +                                          66,118     1,817
   Edison International                                         22,834       839
   Entergy Corp.                                                15,456     1,110
   Exelon Corp. +                                               47,790     2,239
   FirstEnergy Corp.                                            22,395       992
   FPL Group, Inc.                                              28,312     1,151
   NiSource, Inc. +                                             18,135       437
   PG&E Corp. +                                                 26,796       959
   Pinnacle West Capital Corp.                                   6,291       278
   PPL Corp.                                                    12,225       703
   Progress Energy, Inc.                                        16,200       717
   Public Service Enterprise Group, Inc. +                      17,139   $   951
   Southern (The) Co. +                                         54,199     1,840
   TECO Energy, Inc. +                                          12,916       228
   TXU Corp.                                                    17,016     1,366
   Xcel Energy, Inc. +                                          26,285       485
--------------------------------------------------------------------------------
                                                                          23,525
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                              13,910       354
   Emerson Electric Co.                                         29,747     1,978
   Molex, Inc. +                                                13,335       353
--------------------------------------------------------------------------------
                                                                           2,685
--------------------------------------------------------------------------------
Electronics - 0.4%
   Agilent Technologies, Inc. *                                 30,926       742
   Applera Corp. - Applied Biosystems Group                     13,146       281
   Fisher Scientific International, Inc. *                       8,700       543
   Jabil Circuit, Inc. * +                                      12,000       351
   PerkinElmer, Inc.                                             8,700       166
   Sanmina-SCI Corp. * +                                        37,973       195
   Solectron Corp. * +                                          62,759       229
   Symbol Technologies, Inc.                                    16,122       186
   Tektronix, Inc.                                               5,849       133
   Thermo Electron Corp. *                                      10,511       277
   Waters Corp. *                                                8,878       345
--------------------------------------------------------------------------------
                                                                           3,448
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
   Fluor Corp. +                                                 5,591       321
--------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology                                23,878       673
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                            18,454       142
   Waste Management, Inc. +                                     41,342     1,219
--------------------------------------------------------------------------------
                                                                           1,361
--------------------------------------------------------------------------------
Food - 1.6%
   Albertson's, Inc. +                                          28,233       593
   Campbell Soup Co. +                                          21,362       663
   ConAgra Foods, Inc.                                          33,787       884
   General Mills, Inc.                                          27,041     1,338
   Heinz (H.J.) Co.                                             22,969       835
   Hershey Foods Corp.                                          15,822     1,016

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.6% - (continued)
   Kellogg Co.                                                  25,368   $ 1,154
   Kroger Co. *                                                 49,158       824
   McCormick & Co., Inc.                                         8,900       301
   Safeway, Inc.                                                30,742       677
   Sara Lee Corp. +                                             56,731     1,151
   SUPERVALU, Inc. +                                             8,876       291
   Sysco Corp.                                                  45,080     1,675
   Wrigley (Wm.) Jr. Co.                                        13,297       908
--------------------------------------------------------------------------------
                                                                          12,310
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
   Georgia-Pacific Corp.                                        17,042       565
   International Paper Co.                                      35,997     1,159
   Louisiana-Pacific Corp.                                       8,238       207
   MeadWestvaco Corp. +                                         13,255       380
   Plum Creek Timber Co., Inc.                                  12,289       431
   Temple-Inland, Inc.                                           7,448       266
   Weyerhaeuser Co.                                             17,969     1,153
--------------------------------------------------------------------------------
                                                                           4,161
--------------------------------------------------------------------------------
Gas - 0.2%
   KeySpan Corp. +                                              13,208       525
   NICOR, Inc. +                                                 2,952       117
   Peoples Energy Corp. +                                        2,565       110
   Sempra Energy                                                16,472       653
--------------------------------------------------------------------------------
                                                                           1,405
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp.                                          5,850       511
   Snap-On, Inc. +                                               3,923       135
   Stanley Works (The) +                                         4,968       222
--------------------------------------------------------------------------------
                                                                             868
--------------------------------------------------------------------------------
Healthcare - Products - 3.8%
   Bard (C.R.), Inc.                                             6,980       476
   Bausch & Lomb, Inc. +                                         3,453       270
   Baxter International, Inc.                                   43,735     1,614
   Becton, Dickinson & Co.                                      16,897       971
   Biomet, Inc. +                                               18,575       700
   Boston Scientific Corp. *                                    54,828     1,485
   Guidant Corp.                                                23,123     1,709
   Johnson & Johnson                                           207,438    13,919
   Medtronic, Inc.                                              85,695     4,606
   St. Jude Medical, Inc. *                                     24,146       969
   Stryker Corp. +                                              26,536     1,291
   Zimmer Holdings, Inc. * +                                    16,885   $ 1,293
--------------------------------------------------------------------------------
                                                                          29,303
--------------------------------------------------------------------------------
Healthcare - Services - 1.7%
   Aetna, Inc.                                                  20,722     1,617
   HCA, Inc. +                                                  28,971     1,564
   Health Management Associates, Inc., Class A +                18,028       455
   Humana, Inc. * +                                             11,390       414
   Laboratory Corp. of America Holdings *                        8,800       426
   Manor Care, Inc. +                                            5,739       223
   Quest Diagnostics, Inc.                                       6,018       632
   Tenet Healthcare Corp. * +                                   35,328       428
   UnitedHealth Group, Inc.                                     88,852     4,317
   WellPoint, Inc. *                                            21,001     2,793
--------------------------------------------------------------------------------
                                                                          12,869
--------------------------------------------------------------------------------
Home Builders - 0.2%
   Centex Corp.                                                  9,134       598
   KB HOME +                                                     6,528       441
   Pulte Homes, Inc. +                                           8,216       628
--------------------------------------------------------------------------------
                                                                           1,667
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
   Maytag Corp. +                                                6,541        95
   Whirlpool Corp.                                               4,992       344
--------------------------------------------------------------------------------
                                                                             439
--------------------------------------------------------------------------------
Household Products/Wares - 0.5%
   Avery Dennison Corp. +                                        6,638       348
   Clorox Co. +                                                 11,915       696
   Fortune Brands, Inc.                                         10,805       935
   Kimberly-Clark Corp.                                         34,760     2,236
--------------------------------------------------------------------------------
                                                                           4,215
--------------------------------------------------------------------------------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                    17,961       409
--------------------------------------------------------------------------------
Insurance - 4.5%
   ACE Ltd.                                                     19,017       822
   AFLAC, Inc.                                                  36,679     1,524
   Allstate (The) Corp. +                                       47,775     2,780
   AMBAC Financial Group, Inc.                                   8,003       577
   American International Group, Inc.                          181,749    10,096
   AON Corp. +                                                  20,734       517
   Chubb Corp. +                                                13,793     1,162

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 76 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 4.5% - (continued)
   CIGNA Corp.                                                   9,607   $   934
   Cincinnati Financial Corp.                                   10,930       431
   Hartford Financial Services Group, Inc. +                    20,498     1,533
   Jefferson-Pilot Corp. +                                       9,012       454
   Lincoln National Corp.                                       12,184       555
   Loews Corp.                                                  11,546       869
   Marsh & McLennan Cos., Inc.                                  38,310     1,113
   MBIA, Inc.                                                   10,364       580
   Metlife, Inc.                                                51,944     2,317
   MGIC Investment Corp.                                         6,327       388
   Principal Financial Group +                                  19,611       782
   Progressive (The) Corp.                                      13,382     1,286
   Prudential Financial, Inc.                                   36,199     2,292
   SAFECO Corp.                                                  9,976       537
   St. Paul Travelers Cos. (The), Inc.                          45,371     1,719
   Torchmark Corp.                                               7,094       374
   UnumProvident Corp. +                                        19,863       365
   XL Capital Ltd., Class A +                                   10,734       808
--------------------------------------------------------------------------------
                                                                          34,815
--------------------------------------------------------------------------------
Internet - 1.0%
   eBay, Inc. *                                                 84,228     3,201
   Monster Worldwide, Inc. * +                                   9,187       242
   Symantec Corp. * +                                           48,600     1,099
   Yahoo!, Inc. *                                               92,030     3,424
--------------------------------------------------------------------------------
                                                                           7,966
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc.                                  6,878       146
   Nucor Corp. +                                                11,172       592
   United States Steel Corp. +                                   8,575       341
--------------------------------------------------------------------------------
                                                                           1,079
--------------------------------------------------------------------------------
Leisure Time - 0.5%
   Brunswick Corp.                                               7,335       316
   Carnival Corp. +                                             37,868     2,003
   Harley-Davidson, Inc. +                                      20,728     1,016
   Sabre Holdings Corp., Class A +                               8,558       172
--------------------------------------------------------------------------------
                                                                           3,507
--------------------------------------------------------------------------------
Lodging - 0.4%
   Harrah's Entertainment, Inc. +                                8,180       587
   Hilton Hotels Corp.                                          25,738       624
   Marriott International, Inc., Class A                        14,550       983
   Starwood Hotels & Resorts Worldwide, Inc.                    14,711    $  823
--------------------------------------------------------------------------------
                                                                           3,017
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.3%
   Caterpillar, Inc.                                            24,486     2,304
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Cummins, Inc. +                                               3,346       227
   Deere & Co.                                                  17,095     1,131
   Rockwell Automation, Inc. +                                  12,169       625
--------------------------------------------------------------------------------
                                                                           1,983
--------------------------------------------------------------------------------
Media - 3.6%
   Clear Channel Communications, Inc.                           38,478     1,125
   Comcast Corp., Class A *                                    157,169     5,061
   Disney (Walt) Co.                                           141,680     3,888
   Dow Jones & Co., Inc. +                                       4,651       165
   Gannett Co., Inc.                                            18,546     1,381
   Knight-Ridder, Inc.                                           4,954       312
   McGraw-Hill Cos. (The), Inc.                                 28,328     1,237
   Meredith Corp. +                                              2,936       145
   New York Times Co., Class A +                                 9,589       301
   News Corp., Class A                                         205,300     3,311
   Time Warner, Inc. *                                         325,526     5,664
   Tribune Co. +                                                19,531       707
   Univision Communications, Inc., Class A * +                  19,091       508
   Viacom, Inc., Class B                                       117,646     4,034
--------------------------------------------------------------------------------
                                                                          27,839
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                  62,073     1,682
   Freeport-McMoRan Copper & Gold, Inc., Class B                11,695       413
   Newmont Mining Corp. +                                       31,233     1,163
   Phelps Dodge Corp.                                            6,412       561
--------------------------------------------------------------------------------
                                                                           3,819
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.9%
   3M Co.                                                       53,320     4,087
   Cooper Industries Ltd., Class A                               6,215       429
   Danaher Corp. +                                              20,304     1,119
   Dover Corp. +                                                13,340       505
   Eastman Kodak Co. +                                          21,237       558
   Eaton Corp.                                                  10,060       602
   General Electric Co.                                        742,823    27,098

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.9% - (continued)
   Honeywell International, Inc.                                59,739   $ 2,164
   Illinois Tool Works, Inc.                                    19,587     1,654
   Ingersoll-Rand Co., Class A                                  12,775       989
   ITT Industries, Inc.                                          6,824       648
   Leggett & Platt, Inc. +                                      13,116       350
   Pall Corp.                                                    8,191       239
   Parker-Hannifin Corp.                                         8,847       534
   Textron, Inc.                                                 8,879       686
   Tyco International Ltd. +                                   139,683     4,041
--------------------------------------------------------------------------------
                                                                          45,703
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                           15,135       675
   Xerox Corp. *                                                64,358       874
--------------------------------------------------------------------------------
                                                                           1,549
--------------------------------------------------------------------------------
Oil & Gas - 7.1%
   Amerada Hess Corp.                                            6,571       610
   Anadarko Petroleum Corp.                                     16,068     1,216
   Apache Corp. +                                               23,174     1,362
   Burlington Resources, Inc.                                   27,990     1,419
   ChevronTexaco Corp.                                         146,404     7,874
   ConocoPhillips                                               48,792     5,262
   Devon Energy Corp.                                           33,850     1,554
   EOG Resources, Inc. +                                        15,738       785
   Exxon Mobil Corp.                                           449,310    25,251
   Kerr-McGee Corp. +                                            7,353       543
   Marathon Oil Corp.                                           25,294     1,226
   Nabors Industries Ltd. *                                      9,253       510
   Noble Corp. +                                                10,087       571
   Occidental Petroleum Corp.                                   28,634     2,093
   Rowan Cos., Inc. * +                                          8,103       223
   Sunoco, Inc. +                                                5,234       537
   Transocean, Inc. *                                           21,512     1,071
   Unocal Corp.                                                 19,685     1,122
   Valero Energy Corp.                                          17,600     1,208
   XTO Energy, Inc.                                             23,033       717
--------------------------------------------------------------------------------
                                                                          55,154
--------------------------------------------------------------------------------
Oil & Gas Services - 0.8%
   Baker Hughes, Inc. +                                         25,403     1,173
   BJ Services Co.                                              12,445       627
   Halliburton Co. +                                            34,243     1,464
   National-Oilwell, Inc. *                                     11,000       495
   Schlumberger Ltd.                                            41,093   $ 2,809
--------------------------------------------------------------------------------
                                                                           6,568
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp.                                                    7,228       271
   Bemis Co.                                                     7,252       197
   Pactiv Corp. *                                                9,682       221
   Sealed Air Corp. *                                            6,344       329
--------------------------------------------------------------------------------
                                                                           1,018
--------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
   Abbott Laboratories                                         109,886     5,301
   Allergan, Inc.                                                9,473       732
   AmerisourceBergen Corp. +                                     7,441       480
   Bristol-Myers Squibb Co.                                    138,395     3,510
   Cardinal Health, Inc. +                                      30,423     1,762
   Caremark Rx, Inc. *                                          32,200     1,438
   Express Scripts, Inc. * +                                     5,750       531
   Forest Laboratories, Inc. * +                                24,769       956
   Gilead Sciences, Inc. *                                      31,248     1,275
   Hospira, Inc. *                                              10,188       388
   King Pharmaceuticals, Inc. *                                 15,838       150
   Lilly (Eli) & Co.                                            80,373     4,686
   Medco Health Solutions, Inc. * +                             19,563       978
   Merck & Co., Inc.                                           153,740     4,987
   Mylan Laboratories, Inc. +                                   18,000       297
   Pfizer, Inc.                                                522,221    14,570
   Schering-Plough Corp.                                       103,052     2,010
   Watson Pharmaceuticals, Inc. *                                7,852       236
   Wyeth                                                        94,214     4,086
--------------------------------------------------------------------------------
                                                                          48,373
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Dynegy, Inc., Class A * +                                    21,756       101
   El Paso Corp.                                                42,178       436
   Kinder Morgan, Inc. +                                         8,050       626
   Williams Cos. (The), Inc.                                    39,218       722
--------------------------------------------------------------------------------
                                                                           1,885
--------------------------------------------------------------------------------
REITS - 0.5%
   Apartment Investment & Management Co., Class A                6,400       238
   Archstone-Smith Trust                                        13,100       482
   Equity Office Properties Trust +                             30,571       993
   Equity Residential +                                         18,897       678
   ProLogis                                                     12,034       492

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 78 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
REITS - 0.5% - (continued)
   Simon Property Group, Inc. +                                 16,486   $ 1,133
--------------------------------------------------------------------------------
                                                                           4,016
--------------------------------------------------------------------------------
Retail - 6.5%
   Autonation, Inc. * +                                         14,850       297
   Autozone, Inc. *                                              4,419       400
   Bed Bath & Beyond, Inc. *                                    21,637       880
   Best Buy Co., Inc.                                           21,515     1,171
   Big Lots, Inc. * +                                            7,857       100
   Circuit City Stores, Inc. +                                  12,519       205
   Costco Wholesale Corp.                                       33,391     1,517
   CVS Corp.                                                    27,565     1,512
   Darden Restaurants, Inc. +                                    9,654       314
   Dillard's, Inc., Class A                                      5,734       137
   Dollar General Corp.                                         19,713       387
   Family Dollar Stores, Inc. +                                 11,262       289
   Federated Department Stores, Inc. +                          12,172       821
   Gap (The), Inc. +                                            55,935     1,175
   Home Depot (The), Inc.                                      154,463     6,078
   Kohl's Corp. *                                               23,046     1,122
   Limited Brands                                               26,613       547
   Lowe's Cos., Inc.                                            53,157     3,041
   May Department Stores (The) Co.                              19,159       731
   McDonald's Corp.                                             90,375     2,796
   Nordstrom, Inc.                                               9,540       582
   Office Depot, Inc. *                                         22,659       447
   OfficeMax, Inc.                                               7,324       222
   Penney (J.C.) Co., Inc. (Holding Co.)                        19,000       945
   RadioShack Corp. +                                           11,758       296
   Sears Holdings Corp. *                                        6,856     1,006
   Staples, Inc.                                                52,797     1,137
   Starbucks Corp. *                                            28,263     1,547
   Target Corp.                                                 62,530     3,358
   Tiffany & Co. +                                               9,601       299
   TJX Cos., Inc. +                                             32,330       741
   Toys "R" Us, Inc. *                                          15,797       414
   Wal-Mart Stores, Inc.                                       237,135    11,200
   Walgreen Co.                                                 71,330     3,234
   Wendy's International, Inc. +                                 7,605       343
   Yum! Brands, Inc.                                            19,330       991
--------------------------------------------------------------------------------
                                                                          50,282
--------------------------------------------------------------------------------
Savings & Loans - 0.6%
   Golden West Financial Corp. +                                20,262   $ 1,269
   Sovereign Bancorp, Inc.                                      24,134       539
   Washington Mutual, Inc. +                                    61,549     2,542
--------------------------------------------------------------------------------
                                                                           4,350
--------------------------------------------------------------------------------
Semiconductors - 3.3%
   Advanced Micro Devices, Inc. * +                             28,344       465
   Altera Corp. *                                               27,007       599
   Analog Devices, Inc.                                         24,937       925
   Applied Materials, Inc.                                     115,697     1,899
   Applied Micro Circuits Corp. *                               22,092        63
   Broadcom Corp., Class A * +                                  19,683       698
   Freescale Semiconductor, Inc., Class B *                     26,316       532
   Intel Corp.                                                 434,329    11,696
   Kla-Tencor Corp. +                                           14,611       663
   Linear Technology Corp.                                      22,862       857
   LSI Logic Corp. * +                                          25,241       186
   Maxim Integrated Products, Inc.                              23,317       919
   Micron Technology, Inc. *                                    45,980       505
   National Semiconductor Corp. +                               23,304       469
   Novellus Systems, Inc. *                                     10,621       283
   NVIDIA Corp. * +                                             12,165       331
   PMC - Sierra, Inc. * +                                       13,918       122
   QLogic Corp. *                                                7,239       232
   Teradyne, Inc. * +                                           14,858       193
   Texas Instruments, Inc.                                     118,895     3,286
   Xilinx, Inc. +                                               25,836       717
--------------------------------------------------------------------------------
                                                                          25,640
--------------------------------------------------------------------------------
Software - 4.4%
   Adobe Systems, Inc. +                                        35,014     1,158
   Autodesk, Inc. * +                                           16,376       648
   Automatic Data Processing, Inc.                              42,359     1,855
   BMC Software, Inc. * +                                       14,999       255
   Citrix Systems, Inc. *                                       12,569       316
   Computer Associates International, Inc.                      35,809       977
   Compuware Corp. *                                            29,272       201
   Electronic Arts, Inc. * +                                    21,450     1,127
   First Data Corp.                                             56,261     2,128
   Fiserv, Inc. *                                               14,474       622
   IMS Health, Inc.                                             15,397       378
   Intuit, Inc. * +                                             13,399       579

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - CONTINUED
--------------------------------------------------------------------------------
   Software - 4.4% - (continued)
   Mercury Interactive Corp. *                                  6,348   $    286
   Microsoft Corp.                                            707,432     18,252
   Novell, Inc. * +                                            27,741        162
   Oracle Corp. *                                             315,409      4,044
   Parametric Technology Corp. * +                             17,730        107
   Siebel Systems, Inc. *                                      38,663        356
   Veritas Software Corp. *                                    29,940        745
--------------------------------------------------------------------------------
                                                                          34,196
--------------------------------------------------------------------------------
Telecommunications - 5.7%
   ADC Telecommunications, Inc. *                               7,918        144
   Alltel Corp. +                                              22,841      1,329
   Andrew Corp. * +                                            10,486        139
   AT&T Corp.                                                  58,575      1,101
   Avaya, Inc. * +                                             34,551        316
   BellSouth Corp. +                                          131,356      3,515
   CenturyTel, Inc. +                                           8,778        288
   CIENA Corp. * +                                             44,106         96
   Cisco Systems, Inc. *                                      451,136      8,743
   Citizens Communications Co. +                               22,034        301
   Comverse Technology, Inc. *                                 14,167        333
   Corning, Inc. *                                             97,026      1,521
   JDS Uniphase Corp. * +                                     106,850        163
   Lucent Technologies, Inc. * +                              318,294        894
   Motorola, Inc.                                             169,406      2,943
   Nextel Communications, Inc., Class A *                      79,996      2,414
   QUALCOMM, Inc.                                             115,882      4,318
   Qwest Communications International, Inc. * +               123,403        484
   SBC Communications, Inc.                                   231,428      5,411
   Scientific-Atlanta, Inc.                                    10,011        333
   Sprint Corp. +                                             103,256      2,446
   Tellabs, Inc. *                                             35,962        296
   Verizon Communications, Inc.                               192,546      6,812
--------------------------------------------------------------------------------
                                                                          44,340
--------------------------------------------------------------------------------
Textiles - 0.1%
   Cintas Corp. +                                              11,123        449
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                11,971        241
   Mattel, Inc.                                                27,317        497
--------------------------------------------------------------------------------
                                                                             738
--------------------------------------------------------------------------------
Transportation - 1.5%
   Burlington Northern Santa Fe Corp.                          27,338   $  1,351
   CSX Corp.                                                   14,088        586
   FedEx Corp.                                                 20,438      1,828
   Norfolk Southern Corp.                                      26,707        852
   Ryder System, Inc.                                           4,349        160
   Union Pacific Corp.                                         19,160      1,283
   United Parcel Service, Inc., Class B                        79,007      5,819
--------------------------------------------------------------------------------
                                                                          11,879
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $622,991)                                                          765,894

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 9.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                         72,347,242     72,347
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $72,347)                                                            72,347

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                           $5,442      5,442
   U.S. Treasury Bill, /(2)/
      2.84%, 7/14/05                                             715        713
Total Short-Term Investments
   (Cost $6,155)                                                          6,155
--------------------------------------------------------------------------------
Total Investments - 109.2%
--------------------------------------------------------------------------------
(Cost $701,493)                                                         844.396
   Liabilities less Other Assets - (9.2)%                               (71,125)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $773,271

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 80 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At May 31, 2005, the Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
S&P 500                      24       $7,154      Long       6/05        $125
================================================================================

At May 31, 2005, the industry sectors for the Equity Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.5%
Consumer Staples                                                           10.3
Energy                                                                      8.3
Financials                                                                 20.1
Health Care                                                                13.4
Industrials                                                                11.5
Information Technology                                                     15.5
Materials                                                                   3.0
Telecommunication Services                                                  3.1
Utilities                                                                   3.3
--------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   BALANCED PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 61.9%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.2%
   United Technologies Corp.                                     14,625   $1,560
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Monsanto Co.                                                   5,025      286
--------------------------------------------------------------------------------
Apparel - 0.4%
   NIKE, Inc., Class B                                            6,900      567
--------------------------------------------------------------------------------
Banks - 1.2%
   Bank of America Corp.                                         33,175    1,537
--------------------------------------------------------------------------------
Beverages - 1.5%
   PepsiCo, Inc.                                                 34,800    1,958
--------------------------------------------------------------------------------
Biotechnology - 1.7%
   Amgen, Inc. *                                                 29,325    1,835
   Biogen Idec, Inc. *                                           10,350      405
--------------------------------------------------------------------------------
                                                                           2,240
--------------------------------------------------------------------------------
Chemicals - 1.9%
   du Pont (E.I.) de Nemours & Co.                               28,800    1,340
   Praxair, Inc.                                                 24,950    1,169
--------------------------------------------------------------------------------
                                                                           2,509
--------------------------------------------------------------------------------
Commercial Services - 0.6%
   Accenture Ltd., Class A *                                     32,000      745
--------------------------------------------------------------------------------
Computers - 1.9%
   Dell, Inc. *                                                  20,525      819
   EMC Corp. of Massachusetts *                                 119,000    1,673
--------------------------------------------------------------------------------
                                                                           2,492
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.9%
   Procter & Gamble Co.                                          20,175    1,113
--------------------------------------------------------------------------------
Diversified Financial Services - 5.5%
   American Express Co.                                          23,200    1,249
   Citigroup, Inc.                                               37,775    1,779
   Franklin Resources, Inc.                                      13,775      994
   Goldman Sachs Group, Inc.                                     13,125    1,280
   Lehman Brothers Holdings, Inc.                                 9,750      899
   MBNA Corp.                                                    46,425      979
--------------------------------------------------------------------------------
                                                                           7,180
--------------------------------------------------------------------------------
Electric - 0.9%
   Dominion Resources, Inc. of Virginia                          11,450      805
   Exelon Corp.                                                   9,200      431
--------------------------------------------------------------------------------
                                                                           1,236
--------------------------------------------------------------------------------
Electronics - 1.0%
   Flextronics International Ltd. * +                           106,000    1,355
--------------------------------------------------------------------------------
Engineering & Construction - 0.6%
   Jacobs Engineering Group, Inc. *                              14,350      754
--------------------------------------------------------------------------------
Food - 0.7%
   Sysco Corp.                                                   25,375   $  943
--------------------------------------------------------------------------------
Healthcare - Products - 3.7%
   Alcon, Inc. +                                                 12,750    1,304
   Dentsply International, Inc.                                  15,125      863
   Medtronic, Inc.                                                9,200      494
   St. Jude Medical, Inc. *                                      23,825      956
   Zimmer Holdings, Inc. *                                       16,400    1,256
--------------------------------------------------------------------------------
                                                                           4,873
--------------------------------------------------------------------------------
Healthcare - Services - 0.7%
   Aetna, Inc.                                                   11,650      909
--------------------------------------------------------------------------------
Insurance - 4.7%
   AMBAC Financial Group, Inc./(1)/                              15,025    1,084
   American International Group, Inc.                            20,075    1,115
   Everest Re Group Ltd. +                                       11,325    1,O14
   Hartford Financial Services Group, Inc.                       22,850    1,709
   Prudential Financial, Inc.                                    20,075    1,271
--------------------------------------------------------------------------------
                                                                           6,193
--------------------------------------------------------------------------------
Internet - 0.9%
   eBay, Inc. *                                                  14,750      561
   Yahoo!, Inc. *                                                16,750      623
--------------------------------------------------------------------------------
                                                                           1,184
--------------------------------------------------------------------------------
Leisure Time - 1.1%
   Carnival Corp.                                                17,675      935
   Harley-Davidson, Inc.                                         11,546      566
--------------------------------------------------------------------------------
                                                                           1,501
--------------------------------------------------------------------------------
Lodging - 2.9%
   Harrah's Entertainment, Inc.                                  12,650      908
   Marriott International, Inc., Class A                         15,425    1,042
   MGM Mirage * +                                                35,050    1,335
   Station Casinos, Inc.                                          8,825      575
--------------------------------------------------------------------------------
                                                                           3,860
--------------------------------------------------------------------------------
Machinery - Diversified - 0.4%
   Zebra Technologies Corp., Class A *                           12,700      542
--------------------------------------------------------------------------------
Media - 0.5%
   Disney (Walt) Co.                                             23,000      631
--------------------------------------------------------------------------------
Mining - 0.3%
   Alcoa, Inc.                                                   15,600      423
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 4.0%
   Eaton Corp.                                                   20,825    1,246
   General Electric Co.                                          86,875    3,169

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 82 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 61.9% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 4.0% - (continued)
   Tyco International Ltd.                                      28,200   $   816
--------------------------------------------------------------------------------
                                                                           5,231
--------------------------------------------------------------------------------
Oil & Gas - 4.4%
   Apache Corp.                                                 20,200     1,187
   BP PLC ADR                                                   15,825       953
   EnCana Corp. +                                               25,300       877
   Exxon Mobil Corp.                                            45,275     2,544
   GlobalSantaFe Corp.                                           7,223       265
--------------------------------------------------------------------------------
                                                                           5,826
--------------------------------------------------------------------------------
Oil & Gas Services - 1.8%
   BJ Services Co.                                              18,850       949
   Halliburton Co.                                              13,450       575
   Smith International, Inc. +                                  15,050       884
--------------------------------------------------------------------------------
                                                                           2,408
--------------------------------------------------------------------------------
Pharmaceuticals - 3.6%
   Merck & Co., Inc.                                            24,125       783
   Pfizer, Inc.                                                 58,125     1,622
   Sepracor, Inc. * +                                            7,225       439
   Teva Pharmaceutical Industries Ltd. ADR                      33,150     1,106
   Wyeth                                                        18,750       813
--------------------------------------------------------------------------------
                                                                           4,763
--------------------------------------------------------------------------------
Retail - 5.4%
   CVS Corp.                                                    15,725       862
   Darden Restaurants, Inc.                                     30,450       989
   Lowe's Cos., Inc.                                            11,800       675
   Staples, Inc.                                                72,900     1,570
   Starbucks Corp. *                                            12,125       664
   Wal-Mart Stores, Inc.                                        35,550     1,679
   Walgreen Co.                                                 15,175       688
--------------------------------------------------------------------------------
                                                                           7,127
--------------------------------------------------------------------------------
Semiconductors - 1.4%
   Intel Corp.                                                  50,675     1,365
   Kla-Tencor Corp.                                              9,650       438
--------------------------------------------------------------------------------
                                                                           1,803
--------------------------------------------------------------------------------
Software - 2.1%
   Cognos, Inc. * +                                             14,800       559
   Microsoft Corp.                                              82,650     2,132
--------------------------------------------------------------------------------
                                                                           2,691
--------------------------------------------------------------------------------
Telecommunications - 2.4%
   Cisco Systems, Inc. *                                        84,725     1,642
   Motorola, Inc.                                               43,650       758
   Vodafone Group PLC ADR                                       31,050   $   782
--------------------------------------------------------------------------------
                                                                           3,182
--------------------------------------------------------------------------------
Transportation - 1.4%
   Expeditors International Washington, Inc. +                  11,800       601
   United Parcel Service, Inc., Class B                         17,650     1,300
--------------------------------------------------------------------------------
                                                                           1,901
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
Cost $73,293)                                                             81,523

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
   Home Ownership Funding Corp. /(2)//(3)/                       1,000       367
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,000)                                                                367

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.3%
--------------------------------------------------------------------------------
Automobile - 1.0%
   Daimler Chrysler Auto Trust,
      Series 2003-A, Class A4,
      2.88%, 10/8/09                                              $320       316
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2,
      2.07%, 2/15/11                                               230       224
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/16/08                                               160       159
   Isuzu Auto Owner Trust, Series 2001-1,
      Class A4,
      5.31%, 1/22/07                                                12        12
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                               195       192
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                              160       158
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                              200       199
--------------------------------------------------------------------------------
                                                                           1,260
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.3% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 4.2%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-5, Class A2,
      4.18%, 11/10/41                                             $300    $  298
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                              305       309
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                               175       195
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.29%, 4/15/40                                               230       242
   Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 1/17/32                                               725       783
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 2002-CKN2,
      Class A3,
      6.13%, 4/15/37                                               120       131
   Donaldson Lufkin & Jenrette Commercial
      Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                              235       249
   Donaldson Lufkin & Jenrette Commercial
      Mortgage Corp., Series 1999-CG1,
      Class A1B,
      6.46%, 3/10/32                                               205       219
   GMAC Commercial Mortgage Securities,
      Inc., Series 1999-C1, Class A2,
      6.18%, 5/15/33                                                50        53
   GMAC Commercial Mortgage Securities,
      Inc., Series 2002-C3, Class A2,
      4.93%, 7/10/39                                               200       205
   Greenwich Capital Commercial Funding
      Corp., Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                               150       150
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                               170       169
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2, Class A3,
      5.22%, 5/15/41                                               240       251
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2005-LDP1,
      Class A2,
      4.63%, 3/15/46                                               265       268
   LB-UBS Commercial Mortgage Trust,
      Series 2004-C6, Class A2,
      4.19%, 8/15/29                                              $300    $  299
   Lehman Brothers Commercial Conduit
      Mortgage Trust, Series 1998-C1, Class A3,
      6.48%, 2/18/30                                               295       310
   Lehman Brothers Commercial Conduit
      Mortgage Trust, Series 1999-C1, Class A2,
      6.78%, 6/15/31                                               375       406
   Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                              305       302
   Morgan Stanley Capital I, Series 2005-IQ9,
      Class A5,
      4.70%, 7/15/56                                               425       427
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                               130       143
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                               140       145
--------------------------------------------------------------------------------
                                                                           5,554
--------------------------------------------------------------------------------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 10/15/08                                              215       214
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                                65        64
--------------------------------------------------------------------------------
                                                                             278
--------------------------------------------------------------------------------
Home Equity - 0.4%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                                36        37
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               100        99
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-HE5, Class A2,
      3.69%, 9/25/34                                               140       139
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                               263       262
--------------------------------------------------------------------------------
                                                                             537
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 84 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.3% - CONTINUED
--------------------------------------------------------------------------------
Other - 0.4%
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                               $300   $  299
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                                200      201
--------------------------------------------------------------------------------
                                                                             500
--------------------------------------------------------------------------------
Whole Loan - 0.1%
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                                170      167
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $8,329)                                                              8,296

--------------------------------------------------------------------------------
CORPORATE BONDS - 13.1%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.5%
   DaimlerChrysler N.A. Holding Corp.,
      4.05%, 6/4/08                                                 405      397
      6.50%, 11/15/13 +                                             325      344
--------------------------------------------------------------------------------
                                                                             741
--------------------------------------------------------------------------------
Banks - 0.1%
   RBS Capital Trust III,
      5.51%, 9/29/49                                                180      186
--------------------------------------------------------------------------------
Diversified Financial Services - 6.9%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                                315      319
   American General Finance Corp., +
      4.00%, 3/15/11                                                370      356
   Capital One Bank,
      4.88%, 5/15/08                                                330      333
   Caterpillar Financial Services Corp., +
      4.15%, 1/15/10                                                270      268
   Citigroup, Inc.,
      3.10%, 6/9/05                                                 530      531
      5.63%, 8/27/12                                                595      631
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                                110      111
      4.13%, 1/15/10                                                180      178
      6.50%, 1/15/12                                                140      155
      5.50%, 8/15/13 +                                               50       53
   Ford Motor Credit Co.,
      5.70%, 1/15/10                                               $270   $  246
   General Electric Capital Corp.,
      4.13%, 3/4/08                                                 265      265
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                                565      628
      5.00%, 10/1/14 +                                              210      212
   Household Finance Corp.,
      6.38%, 11/27/12                                               640      707
      4.75%, 7/15/13 +                                              170      170
   HSBC Finance Corp.,
      3.48%, 8/10/05                                                530      530
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                 50       49
      3.75%, 8/1/07                                                 135      134
      4.63%, 6/2/08                                                 360      360
   JPMorgan Chase & Co., +
      5.63%, 8/15/06                                                 85       87
      5.13%, 9/15/14                                                690      703
   Lehman Brothers Holdings, Inc., +
      4.25%, 1/27/10                                                260      258
   Merrill Lynch & Co, Inc.,
      3.44%, 8/5/05                                                 530      530
      5.00%, 1/15/15 +                                              450      458
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06 +                                              190      194
      3.63%, 4/1/08                                                 105      103
      4.75%, 4/1/14                                                 245      241
   Nelnet, Inc.,
      5.13%, 6/1/10                                                 280      281
--------------------------------------------------------------------------------
                                                                           9,091
--------------------------------------------------------------------------------
Electric - 0.7%
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                  75       79
   Consolidated Edison Co. of New York, +
      4.88%, 2/1/13                                                  90       92
   Duke Energy Corp.,
      3.75%, 3/5/08                                                 115      113
   Peco Energy Co., +
      3.50%, 5/1/08                                                 115      113

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
   BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 13.1% - CONTINUED
--------------------------------------------------------------------------------
Electric - 0.7% - (continued)
   Public Service Electric & Gas,
      4.00%, 11/1/08                                            $  255   $   253
   TXU Energy Co.,
      7.00%, 3/15/13                                               240       265
--------------------------------------------------------------------------------
                                                                             915
--------------------------------------------------------------------------------
Food - 0.2%
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                                250       255
--------------------------------------------------------------------------------
Home Builders - 0.1%
   KB Home, +
      5.75%, 2/1/14                                                130       128
--------------------------------------------------------------------------------
Insurance - 0.3%
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                100        96
      5.10%, 4/15/14                                               210       218
   Prudential Financial, Inc., +
      3.75%, 5/1/08                                                 45        45
--------------------------------------------------------------------------------
                                                                             359
--------------------------------------------------------------------------------
Media - 0.4%
   Time Warner, Inc.,
      6.75%, 4/15/11                                               520       575
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
   General Electric Co.,
      5.00%, 2/1/13                                              1,565     1,609
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                               200       222
   Pemex Project Funding Master Trust, +
      7.38%, 12/15/14                                              240       269
   XTO Energy, Inc., +
      5.30%, 6/30/15                                               265       267
--------------------------------------------------------------------------------
                                                                             758
--------------------------------------------------------------------------------
Pipelines - 0.3%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                               135       137
   Duke Capital LLC,
      5.50%, 3/1/14                                                280       287
--------------------------------------------------------------------------------
                                                                             424
--------------------------------------------------------------------------------
Real Estate - 0.2%
   EOP Operating LP,
      4.65%, 10/1/10                                               230       229
--------------------------------------------------------------------------------
Savings & Loans - 0.2%
   Washington Mutual Bank FA,
      6.88%, 6/15/11                                            $  125   $   140
      5.13%, 1/15/15 +                                             170       172
--------------------------------------------------------------------------------
                                                                             312
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   AT&T Wireless Services, Inc.,
      8.13%, 5/1/12                                                450       538
   Sprint Capital Corp.,
      7.63%, 1/30/11                                               360       410
   Verizon of New England, Inc.,
   6.50%, 9/15/11                                                  670       730
--------------------------------------------------------------------------------
                                                                           1,678
--------------------------------------------------------------------------------
Transportation - 0.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                 80        83
--------------------------------------------------------------------------------
Total Corporate Bonds                                                     17,343
--------------------------------------------------------------------------------
(Cost $17,260)

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.1%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                               125       140
--------------------------------------------------------------------------------
Oil & Gas - 0.2%
   Anadarko Finance Co.,
      6.75%, 5/1/11                                                240       267
--------------------------------------------------------------------------------
Telecommunications - 0.8%
   Royal KPN N.V.,
      8.00%, 10/1/10                                               125       145
   Telecom Italia Capital S.A., +
      5.25%, 11/15/13                                              200       203
   Telefonica Europe BV,
      7.75%, 9/15/10                                               110       126
   Telefonos de Mexico S.A. de CV,
      4.50%, 11/19/08                                              165       164
      4.75%, 1/27/10/(2)//(3)/                                     280       278
   Telstra Corp. Ltd.,
      6.38%, 4/1/12                                                 75        84
--------------------------------------------------------------------------------
                                                                           1,000
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,413)                                                              1,407
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 86 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 10.1%/(4)/
--------------------------------------------------------------------------------
Fannie Mae - 5.9%
   3.13%, 7/15/06                                               $  540  $   537
   2.63%, 11/15/06 +                                               660      650
   3.00%, 3/2/07                                                   545      538
   3.41%, 8/30/07 +                                                915      904
   4.30%, 5/5/08                                                   395      397
   3.25%, 8/15/08 +                                                695      681
   4.00%, 1/26/09                                                  595      594
   6.63%, 11/15/10 +                                               655      734
Pool #735141,
   5.50%, 1/1/35                                                 2,615    2,652
--------------------------------------------------------------------------------
                                                                          7,687
--------------------------------------------------------------------------------
Federal Home Loan Bank - 0.3%
   3.50%, 1/18/07                                                  400      399
--------------------------------------------------------------------------------
Freddie Mac - 3.9%
   2.88%, 12/15/06                                               2,515    2,483
   4.88%, 3/15/07 +                                                725      739
   4.30%, 5/5/08                                                   540      542
   4.25%, 7/15/09                                                  910      921
   4.75%, 12/8/10                                                  295      296
   4.50%, 1/15/15 +                                                205      208
--------------------------------------------------------------------------------
                                                                          5,189
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $13,320)                                                           13,275

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.6%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 9.6%
   1.50%, 7/31/05 +                                              3,206    3,198
   1.50%, 3/31/06 +                                              3,460    3,408
   2.25%, 4/30/06 +                                                490      485
   3.75%, 5/15/08 +                                                420      421
   4.00%, 4/15/10 +                                              2,019    2,040
   4.00%, 2/15/15 +                                              3,091    3,084
--------------------------------------------------------------------------------
                                                                         12,636
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $12,583)                                                           12,636

                                                               NUMBER    VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 16.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(5)/                          21,744,783  $21,745
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $21,745)                                                           21,745

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
--------------------------------------------------------------------------------
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      3.07%, 6/1/05                                            $2,199     2,199
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
Cost $2,199)                                                              2,199

--------------------------------------------------------------------------------
Total Investments - 120.6%
--------------------------------------------------------------------------------
(Cost $151,142)                                                         158,791
   Liabilities less Other Assets - (20.6)%                              (27,112)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $131,679

/(1)/ A portion of the security is held to cover open written option contracts. /(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ Restricted security has been deemed illiquid. At May 31, 2005, the value of these restricted illiquid securities amounted to approximately $645,000 or 0.5% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                   DATE         (000S)
--------------------------------------------------------------------------------
Home Ownership Funding Corp.                                  2/97        $1,000
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10                                                1/05           280
--------------------------------------------------------------------------------

/(4)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   BALANCED PORTFOLIO (continued)

At May 31, 2005, the Balanced Portfolio had open written contracts as follows:

--------------------------------------------------------------------------------
                                                              NUMBER       VALUE
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                OF CONTRACTS   (000S)
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc./July 2005/75                           (73)    $(10)
Total Written Call Option
--------------------------------------------------------------------------------
(Cost $8)                                                                  $(10)

At May 31, 2005, the industry sectors for the Balanced Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     13.5%
Consumer Staples                                                            8.8
Energy                                                                     10.1
Financials                                                                 18.1
Health Care                                                                15.6
Industrials                                                                12.0
Information Technology                                                     15.5
Materials                                                                   3.9
Telecommunication Services                                                  1.0
Utilities                                                                   1.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

At May 31, 2005, the credit quality distribution for the Balanced Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                        68.2%
AA                                                                          9.8
A                                                                          14.4
BBB                                                                         7.4
BB                                                                          0.2
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2005 (UNAUDITED)



----------------
1   ORGANIZATION
----------------
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, Equity Index and Balanced Portfolios (collectively, the "Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the equity portfolios.

Each of the equity Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2005, Class A, Class C and Class D shares are outstanding for certain Portfolios.

-----------------------------------
2   SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains or losses as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2005, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $743,000, $149,000 and $713,000, respectively.

C) OPTIONS CONTRACTS - Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The Statements of Operations reflect gains or losses, if any, as realized for closed options contracts and as unrealized for open options contracts.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The costs of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At May 31, 2005, the Diversified and Balanced Portfolios had entered into written option contracts. For the six months ended May 31, 2005, the following option contracts were written for the Portfolios:

                                                             PREMIUMS
                                                   NUMBER OF RECEIVED
          Diversified Growth Portfolio             CONTRACTS  (000S)
          -----------------------------------------------------------
          Options outstanding at November 30, 2004     --      $ --
          Options written                             102        14
          Options expired and closed                  (47)       (3)
          Options exercised                           (22)       (7)
          Options outstanding at May 31, 2005          33         4
          -----------------------------------------------------------

                                                             PREMIUMS
                                                   NUMBER OF RECEIVED
          Balanced Portfolio                       CONTRACTS  (000S)
          -----------------------------------------------------------
          Options outstanding at November 30, 2004     --      $ --
          Options written                             206        28
          Options expired and closed                  (91)       (7)
          Options exercised                           (42)      (13)
          Options outstanding at May 31, 2005          73         8
          -----------------------------------------------------------

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign

EQUITY PORTFOLIOS 90 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in foreign currency transactions and forward foreign currency exchange contracts.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

H) REDEMPTION FEES - The International Growth and International Equity Index Portfolios charge a 2% and 1% redemption fee, respectively, on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee is collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios' prospectus.

Redemption fees for the six months ended May 31, 2005, were approximately $7,000 and $6,000 for the International Growth and International Equity Index Portfolios, respectively. This amount is included with "Proceeds from Shares Sold" on the Statements of Changes in Net Assets.

Effective on June 1, 2005, the redemption fee on the International Equity Index Portfolio shall be 2.00% on the redemption of shares (including by exchange) purchased on or after May 2, 2005 and held for 30 days or less.

I) TRANSACTION FEES - Prior to April 1, 2005, the International Equity Index and the Small Company Index Portfolios charged a 1% and 0.5% transaction fee, respectively, on purchases of and exchanges for shares. This fee does not apply to reinvested dividends or capital gains distributions. This transaction fee is not a sales charge. It is paid to the Portfolios and is used to protect existing shareholders by offsetting the transaction costs associated with new purchases of securities by the Portfolios. Because these transaction costs are not paid out of their other assets, the International Equity Index and Small Company Index Portfolios are expected to track their respective indices more closely.

Transaction fees for the six months ended May 31, 2005, were approximately $141,000 and $26,000 for the International Equity Index and Small Company Index Portfolios, respectively. This amount is included with "Proceeds from shares sold" on the Statements of Changes in Net Assets.

Effective April 1, 2005, the additional transaction fee on purchases of shares of the International Equity Index and Small Company Index Portfolios was eliminated.

J) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2005. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in the Liquid Assets Portfolio is less than 5%. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned (105% for international securities and 102% for domestic securities). However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for admin-istering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations.

The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2005, were as follows:

                                           CASH     NON-CASH
                                FAIR    COLLATERAL COLLATERAL   FEES
                              VALUE OF   HELD ON    HELD ON   EARNED BY
                             SECURITIES BEHALF OF  BEHALF OF  NORTHERN
        Amounts in thousands   LOANED   PORTFOLIO  PORTFOLIO    TRUST
        ---------------------------------------------------------------
        International Growth  $34,624    $36,450       $319      $15
        International Equity
         Index                 14,846     15,232        504        9
        Small Company Growth    2,046      2,111         --        1
        Small Company Index    29,395     30,170        135       18
        Mid Cap Growth          6,067      5,762        487        2
        Focused Growth         12,616     12,941         --        3
        Diversified Growth      3,624      3,318        396        1
        Equity Index           91,719     72,347     21,873       16
        Balanced               26,131     21,745      4,750        8
        ---------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5% of net assets to the following individual broker/dealer at May 31, 2005. No other loans to individual broker/dealer exceeded 5% of each respective Portfolio's net assets at May 31, 2005.

                                                          % OF SECURITIES
                                                            LOANED WITH
                                                              RESPECT
      PORTFOLIO                    BROKER/DEALER           TO NET ASSETS
      -------------------------------------------------------------------
      International Growth Morgan Stanley & Co., Inc.           6.5%
      Small Company Growth Goldman, Sachs & Co.                 6.9%
      Small Company Index  Credit Suisse First Boston LLC       8.1%
                           Goldman, Sachs & Co.                 5.1%
                           Merrill Lynch, Pierce, Fenner
                           & Smith, Inc.                        6.4%
      Mid Cap Growth       Goldman, Sachs & Co.                 8.9%
      -------------------------------------------------------------------

K) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                      International Growth        Annually
                      International Equity Index  Annually
                      Small Company Growth        Annually
                      Small Company Index         Annually
                      Mid Cap Growth              Annually
                      Focused Growth              Annually
                      Diversified Growth          Annually
                      Equity Index               Quarterly
                      Balanced                   Quarterly

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

L) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year ended November 30, 2004, the International Equity Index Portfolio incurred a net capital loss which the Portfolio intends to treat as having been incurred in the following fiscal year of approximately $116,000.

At November 30, 2004, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                                  NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
       Amounts in thousands           2009         2010         2011
       -----------------------------------------------------------------
       International Growth         $18,050      $24,623         $ --
       International Equity Index        --       11,094           --
       Small Company Growth          14,600        6,855           --
       Small Company Index              177       32,262       13,078
       Mid Cap Growth                 6,448        4,316           --
       Focused Growth                29,254       36,803           --
       Diversified Growth                --           --          293
       -----------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2004, the tax components of undistributed net investment income and realized gains were as follows:

                                              UNDISTRIBUTED
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $1,092       $ --
               International Equity Index   1,639         --
               Small Company Index            477         --
               Focused Growth               1,070         --
               Diversified Growth             327         --
               Equity Index                 1,299      8,826
               Balanced                        92      1,093
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

EQUITY PORTFOLIOS 92 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




The taxable character of distributions paid during the fiscal year ended November 30, 2004, was as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth          $973      $ --
               International Equity Index   2,284        --
               Small Company Index            984        --
               Diversified Growth             311        --
               Equity Index                12,790       400
               Balanced                     2,106        --
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

-------------------------------------------
3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
-------------------------------------------
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2005, are as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Growth           0.90%     0.10%     0.80%
          International Equity Index     0.25        --      0.25
          Small Company Growth           0.95      0.15      0.80
          Small Company Index            0.20        --      0.20
          Mid Cap Growth                 0.90      0.10      0.80
          Focused Growth                 0.85      0.10      0.75
          Diversified Growth             0.75      0.10      0.65
          Equity Index                   0.20      0.10      0.10
          Balanced                       0.60      0.10      0.50
          -----------------------------------------------------------

Prior to March 1, 2005, the annual advisory fees, waivers and advisory fees after waivers for the International Equity Index and Small Company Index Portfolios were as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Equity Index     0.35%     0.10%     0.25%
          Small Company Index            0.30      0.10      0.20
          -----------------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01%, 0.10% and 0.15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class specific Transfer Agent Fees for the six months ended
May 31, 2005, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               International Growth         $9     $ --    $ --
               International Equity Index    5       --      --
               Small Company Growth          1       --      --
               Small Company Index           4       --      --
               Mid Cap Growth                1        2       1
               Focused Growth                9        8      --
               Diversified Growth            2       --      --
               Equity Index                 36       12       9
               Balanced                      7        2      --
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

------------------------------------------
4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
------------------------------------------
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10% (0.15% in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10% of a Portfolio's average daily net assets (0.25% for the International Growth and International Equity Index Portfolios), NTI as co-administrator will voluntarily reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 93  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




The expenses reimbursed during the six months ended May 31, 2005, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2005, the amounts payable were approximately $4,000 for the Equity Index Portfolio and $1,000 for each of the other Portfolios.

------------------------------
5   SHAREHOLDER SERVICING PLAN
------------------------------
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15% and 0.25% of the average daily net assets of the outstanding Class C and D shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2005, were as follows:

                      Amounts in thousands CLASS C CLASS D
                      ------------------------------------
                      International Growth  $ --     $1
                      Mid Cap Growth           3      1
                      Focused Growth          12      1
                      Equity Index            19     14
                      Balanced                 4     --
                      ------------------------------------

---------------------------
6   INVESTMENT TRANSACTIONS
---------------------------
For the six months ended May 31, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                       PURCHASES            SALES
                                   ------------------ ------------------
                                      U.S.               U.S.
        Amounts in thousands       GOVERNMENT  OTHER  GOVERNMENT  OTHER
        ----------------------------------------------------------------
        International Growth           $ --   $54,084     $ --   $37,156
        International Equity Index       --    51,996       --    30,768
        Small Company Growth             --     4,268       --     7,650
        Small Company Index              --     6,435       --    13,884
        Mid Cap Growth                   --    14,844       --    19,548
        Focused Growth                   --   201,977       --   225,722
        Diversified Growth               --    12,111       --    21,405
        Equity Index                     --    69,288       --    49,216
        Balanced                     39,186    35,273   39,586    37,637
        ----------------------------------------------------------------

At May 31, 2005, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                   NET
                                                  APPRE-
                           UNREALIZED UNREALIZED CIATION     COST
                            APPRECIA- DEPRECIA-  (DEPRE-   BASIS OF
Amounts in thousands          TION       TION    CIATION) SECURITIES
--------------------------------------------------------------------
International Growth        $18,489    $(5,683)  $12,806   $196,153
International Equity Index   13,266       (583)   12,683    102,931
Small Company Growth          1,133       (116)    1,017      9,583
Small Company Index          22,078     (4,088)   17,990     79,744
Mid Cap Growth                3,630       (424)    3,206     28,349
Focused Growth               14,571       (749)   13,822    182,193
Diversified Growth            4,713     (1,300)    3,413     37,223
Equity Index                171,632    (28,729)  142,903    701,493
Balanced                     10,382     (2,733)    7,649    151,142
--------------------------------------------------------------------

--------------
7   BANK LOANS
--------------
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2005, the Portfolios did not have any outstanding loans.

EQUITY PORTFOLIOS 94 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




Interest expense for the six months ended May 31, 2005, was approximately $4,000, $9,000, $1,000, $1,000, $3,000, and $1,000 for the International
Growth, International Equity Index, Small Company Growth, Mid Cap Growth, Diversified Growth, and Balanced Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

------------------------------
8   CAPITAL SHARE TRANSACTIONS
------------------------------
Transactions in Class A shares for the six months ended May 31, 2005, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth       3,767      118        (2,060)      1,825
     International Equity Index 6,072      101        (4,068)      2,105
     Small Company Growth           7       --          (336)       (329)
     Small Company Index          926       23        (1,543)       (594)
     Mid Cap Growth               102       --          (545)       (443)
     Focused Growth               882       64        (2,725)     (1,779)
     Diversified Growth           304       31        (1,450)     (1,115)
     Equity Index               6,396      938        (4,582)      2,752
     Balanced                     751      150        (1,109)       (208)
     ---------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2004, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth       6,176       67         (6,315)       (72)
     International Equity Index 2,605      178         (2,109)       674
     Small Company Growth         826       --         (3,618)    (2,792)
     Small Company Index        1,041       61         (1,713)      (611)
     Mid Cap Growth               646       --         (1,083)      (437)
     Focused Growth             2,984       --         (5,960)    (2,976)
     Diversified Growth           764       35         (3,269)    (2,470)
     Equity Index               8,738      769        (10,272)      (765)
     Balanced                   1,680      159         (2,325)      (486)
     ---------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2005, were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
           Mid Cap Growth     114       --            (48)        66
           Focused Growth      53        4            (81)       (24)
           Equity Index       230       32         (1,123)      (861)
           Balanced            42        7            (48)         1
        ---------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2004, were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       265       --          (191)        74
          Focused Growth       102       --          (172)       (70)
          Equity Index         821       37          (348)       510
          Balanced             384        6           (72)       318
       -----------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2005, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth         10       --            (2)         8
     International Equity Index   --       --            (7)        (7)
     Small Company Growth         --       --            --         --
     Small Company Index           4       --            (1)         3
     Mid Cap Growth               11       --            (8)         3
     Focused Growth               18       --           (71)       (53)
     Diversified Growth            1        1           (53)       (51)
     Equity Index                101       11          (211)       (99)
     Balanced                      2       --           (21)       (19)
     ---------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2004, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth         32       --           (31)         1
     International Equity Index    3       --            --          3
     Small Company Growth          1       --            (5)        (4)
     Small Company Index          12       --            --         12
     Mid Cap Growth               29       --           (13)        16
     Focused Growth               47       --           (92)       (45)
     Diversified Growth           17       --           (11)         6
     Equity Index                469        7          (208)       268
     Balanced                     17       --            (5)        12
     ---------------------------------------------------------------------

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 95  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       FUND EXPENSES



As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004, through May 31, 2005.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 91), if any, in the International Growth and International Equity Index Portfolios. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

International Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        1.06%  $1,000.00 $  993.90       $5.27
           Hypothetical  1.06%  $1,000.00 $1,019.59       $5.32**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.45%  $1,000.00 $  993.30       $7.21
           Hypothetical  1.45%  $1,000.00 $1,017.70       $7.29**
           ----------------------------------------------------------

International Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
          Class A/ (1)/  RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
          -----------------------------------------------------------
          Actual         0.48%  $1,000.00 $1,013.00       $2.41
          Hypothetical   0.48%  $1,000.00 $1,022.54       $2.42**
          -----------------------------------------------------------

          Class D/ (2)/
          -----------------------------------------------------------
          Actual         0.87%  $1,000.00 $1,009.90       $4.36
          Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          -----------------------------------------------------------

Small Company Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.92%  $1,000.00 $1,022.10       $4.64
           Hypothetical  0.92%  $1,000.00 $1,020.34       $4.63**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.31%  $1,000.00 $1,019.90       $6.60
           Hypothetical  1.31%  $1,000.00 $1,018.40       $6.59**
           ----------------------------------------------------------


Small Company Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.31%  $1,000.00 $  978.50       $1.53
           Hypothetical  0.31%  $1,000.00 $1,023.39       $1.56**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.70%  $1,000.00 $  977.30       $3.45
           Hypothetical  0.70%  $1,000.00 $1,021.44       $3.53**
           ----------------------------------------------------------

EQUITY PORTFOLIOS 96 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)




Mid Cap Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.92%  $1,000.00 $1,030.70       $4.66
           Hypothetical  0.92%  $1,000.00 $1,020.34       $4.63**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        1.16%  $1,000.00 $1,029.10       $5.87
           Hypothetical  1.16%  $1,000.00 $1,019.15       $5.84**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.31%  $1,000.00 $1,029.30       $6.63
           Hypothetical  1.31%  $1,000.00 $1,018.40       $6.59**
           ----------------------------------------------------------

Focused Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.86%  $1,000.00 $1,011.50       $4.31
           Hypothetical  0.86%  $1,000.00 $1,020.64       $4.33**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        1.10%  $1,000.00 $1,010.30       $5.51
           Hypothetical  1.10%  $1,000.00 $1,019.45       $5.54**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.25%  $1,000.00 $1,009.30       $6.26
           Hypothetical  1.25%  $1,000.00 $1,018.70       $6.29**
           ----------------------------------------------------------

Diversified Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.78%  $1,000.00 $1,026.20       $3.94
           Hypothetical  0.78%  $1,000.00 $1,021.04       $3.93**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.17%  $1,000.00 $1,023.70       $5.90
           Hypothetical  1.17%  $1,000.00 $1,019.10       $5.89**
           ----------------------------------------------------------

Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.21%  $1,000.00 $1,023.40       $1.06
           Hypothetical  0.21%  $1,000.00 $1,023.88       $1.06**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.45%  $1,000.00 $1,022.30       $2.27
           Hypothetical  0.45%  $1,000.00 $1,022.69       $2.27**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,021.60       $3.02
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

Balanced

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/04   5/31/05  12/1/04 - 5/31/05
           ----------------------------------------------------------
           Actual        0.61%  $1,000.00 $1,023.20       $3.08
           Hypothetical  0.61%  $1,000.00 $1,021.89       $3.07**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.85%  $1,000.00 $1,021.90       $4.28
           Hypothetical  0.85%  $1,000.00 $1,020.69       $4.28**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.00%  $1,000.00 $1,020.90       $5.04
           Hypothetical  1.00%  $1,000.00 $1,019.95       $5.04**
           ----------------------------------------------------------

(1)The expense limitation changed in the most recent fiscal half-year. Based on an investment of $1,000 at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005, and the current expense ratio of 0.41%, the expenses paid would have been $2.06 and $2.07 for actual and hypothetical expenses, respectively.
(2)The expense limitation changed in the most recent fiscal half-year. Based on an investment of $1,000 at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005, and the current expense ratio of 0.80%, the expenses paid would have been $4.01 and $4.03 for actual and hypothetical expenses, respectively.
* Expenses are calculated using the Portfolios' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 97  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment funds covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited (the "Investment Advisers") for the Portfolios.

  The Advisory Agreement for the Portfolios were most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Advisers relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session without employees of the Investment Advisers present.

  In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to renewal of the Advisory Agreement and at other meetings during the course of the year, the Trustees received materials relating to the Investment Advisers' investment and management services under the Advisory Agreement. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by a third-party consultant; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by a third-party consultant; (iv) the investment advisory fees charged by the Investment Advisers to other institutional accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' philosophy regarding portfolio manager team construction and compensation; (vii) the Investment Advisers' ability to attract and retain portfolio management talent and their oversight of portfolio managers; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels.

  In connection with their approval of the Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Advisers had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Portfolios, and were able to provide quality services to the Portfolios. The Trustees also believed that the Investment Advisers had made significant commitments to address new regulatory compliance requirements applicable to them and the Portfolios and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Portfolios and the Investment Advisers. In this regard, the Trustees compared the investment performance of the respective Portfolios to the performance of other SEC-registered funds and to rankings and ratings

EQUITY PORTFOLIOS 98 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2005 (UNAUDITED)



  issued by a third-party consultant. The Trustees also reviewed information prepared by a third-party analyzing the risk-adjusted returns of the Portfolios. The Trustees considered the Portfolios' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. The Trustees believed that the various index Portfolios were tracking their respective benchmarks. The Trustees also believed that the Investment Advisers were appropriately monitoring and responding to the investment performance of the actively managed equity Portfolios to achieve competitive returns for long-term investors. In addition, the Trustees reviewed the consistency in the Investment Advisers' investment approach for the respective Portfolios.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Advisers (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for the Portfolios that were approved in 2002 and the further reduction in the contractual fee rates and total net operating expense ratios for two Portfolios beginning in 2005.

  Information on the services rendered by the Investment Advisers to the Portfolios, the fees paid by the Portfolios under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them, and on the brokerage and research services received by the Investment Advisers in connection with the placement of brokerage transactions for the Portfolios.

  After deliberation, the Trustees concluded that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Advisers, their costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 99  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       FOR MORE INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Vot-
   ing Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

EQUITY PORTFOLIOS 100 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         LIQUID ASSETS PORTFOLIO
TABLE OF CONTENTS

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                    -----------------------------------------
                                NOT FDIC INSURED
                    -----------------------------------------
                        May lose value/No bank guarantee
                    -----------------------------------------

                     2    STATEMENT OF ASSETS AND LIABILITIES

                     3    STATEMENT OF OPERATIONS

                     4    STATEMENT OF CHANGES IN NET ASSETS

                     5    FINANCIAL HIGHLIGHTS

                     6    SCHEDULE OF INVESTMENTS

                    10    ABBREVIATIONS AND OTHER INFORMATION

                    11    NOTES TO THE FINANCIAL STATEMENTS

                    13    FUND EXPENSES

                    14    TRUSTEES AND OFFICERS
                          APPROVAL OF ADVISORY AGREEMENT

                    16    FOR MORE INFORMATION

                    -----------------------------------------

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2005 (UNAUDITED)

                                                                      LIQUID
Amounts in thousands,                                                 ASSETS
except per share data                                                PORTFOLIO
---------------------                                               -----------
ASSETS:
Investments, at amortized cost                                      $ 1,436,273
Repurchase agreements, at cost which approximates fair value            558,576
Cash                                                                      8,574
Interest income receivable                                                3,483
Receivable from affiliated administrator                                     11
Prepaid and other assets                                                      4
Total Assets                                                          2,006,921
                                                                    -----------
LIABILITIES:
Distributions payable to shareholders                                     4,901
Accrued co-administration fees                                              166
Accrued other liabilities                                                    27
Total Liabilities                                                         5,094
                                                                    -----------
Net Assets                                                          $ 2,001,827
                                                                    -----------
ANALYSIS OF NET ASSETS:
Capital stock                                                       $ 2,001,741
Accumulated undistributed net investment income                              93
Accumulated net realized loss                                                (7)
Net Assets                                                          $ 2,001,827
                                                                    -----------
Total Shares Outstanding (no par value, unlimited shares
 authorized)                                                          2,001,740

Net Asset Value, Redemption and Offering Price Per Share            $      1.00
                                                                    -----------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                                        LIQUID
                                                                        ASSETS
Amounts in thousands                                                   PORTFOLIO
--------------------                                                   ---------
INVESTMENT INCOME:
Interest income                                                        $ 26,736

EXPENSES:
Investment advisory fees                                                  2,541
Co-administration fees                                                    1,016
Custody                                                                     127
Transfer agent fees                                                           1
Printing                                                                      4
Professional fees                                                            20
Trustee fees and expenses                                                    18
Other                                                                        21
                                                                       --------
Total Expenses:                                                           3,748
   Less voluntary waivers of
       Investment advisory fees                                          (2,541)
       Custody fees                                                        (127)
       Transfer agent fees                                                   (1)
   Less expenses reimbursed by administrator                                (63)
   Net Expenses                                                           1,016
                                                                       --------
Net Investment Income                                                    25,720
                                                                       --------
Net Increase in Net Assets Resulting from Operations                   $ 25,720
                                                                       --------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS     SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2004

                                                                                              LIQUID
                                                                                              ASSETS
                                                                                            PORTFOLIO
                                                                                    --------------------------
Amounts in thousands                                                                    2005          2004
--------------------                                                                -----------   ------------
OPERATIONS :
Net investment income                                                               $    25,720   $     20,699
Net realized loss on investment transactions                                                 --             (1)
   Net Increase in Net Assets Resulting from Operations                                  25,720         20,698
                                                                                    -----------   ------------
CAPITAL SHARE TRANSACTIONS: /(1)/
Proceeds from shares sold                                                             5,066,168     14,363,228
Payments for shares redeemed                                                         (5,131,055)   (13,598,443)
   Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions      (64,887)       764,785
                                                                                    -----------   ------------
DISTRIBUTIONS PAID:
From net investment income                                                              (25,725)       (20,699)
   Total Distributions Paid                                                             (25,725)       (20,699)
                                                                                    -----------   ------------
Total Increase (Decrease) in Net Assets                                                 (64,892)       764,784

NET ASSETS:
Beginning of period                                                                   2,066,719      1,301,935
End of period                                                                       $ 2,001,827   $  2,066,719
                                                                                    -----------   ------------
Accumulated Undistributed Net Investment Income                                     $        93   $         98
                                                                                    -----------   ------------

--------
(1) The number of shares sold and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                   LIQUID ASSETS PORTFOLIO
                                                             -----------------------------------------------------------------
Selected per share data                                          2005         2004           2003         2002      2001 /(3)/
-----------------------                                      -----------   -----------   -----------   ---------   -----------
Net Asset Value, Beginning of Period                         $      1.00   $      1.00   $      1.00   $    1.00   $      1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.01          0.01          0.01        0.02          0.01
   Total Income from Investment Operations                          0.01          0.01          0.01        0.02          0.01
                                                             -----------   -----------   -----------   ---------   -----------
LESS DISTRIBUTIONS PAID:
   From net investment income                                      (0.01)        (0.01)        (0.01)      (0.02)        (0.01)
       Total Distributions Paid                                    (0.01)        (0.01)        (0.01)      (0.02)        (0.01)
                                                             -----------   -----------   -----------   ---------   -----------
Net Asset Value, End of Period                               $      1.00   $      1.00   $      1.00   $    1.00   $      1.00
                                                             -----------   -----------   -----------   ---------   -----------
Total Return /(1)/                                                  1.27%         1.24%         1.16%       1.96%         0.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $ 2,001,827   $ 2,066,719   $ 1,301,935   $ 770,966   $   617,093
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                      0.10%         0.10%         0.10%       0.10%         0.10%
   Expenses, before waivers and reimbursements                      0.37%         0.37%         0.37%       0.38%         0.39%
   Net investment income, net of waivers and reimbursements         2.53%         1.26%         1.13%       1.93%         3.01%
   Net investment income, before waivers and reimbursements         2.26%         0.99%         0.86%       1.65%         2.72%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the period August 15, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)
  LIQUID ASSETS PORTFOLIO

                                                                     PRINCIPAL
                                                                       AMOUNT    VALUE
                                                                       (000S)    (000S)
                                                                     ---------  --------
ASSET-BACKED NOTES - 1.2%
Auto Receivables - 0.0%
   Ford Credit Auto Owner Trust, Series 2005-A, Class A1,
     2.62%, 9/15/05                                                  $    636   $    636
                                                                                --------
International Receivables - 1.2%
   Permanent Financing PLC, Series 6, Class 1A,
     3.06%, 6/10/05                                                    10,000     10,000
   Permanent Financing PLC, Series 7, Class 1A,
     3.05%, 6/10/05                                                    13,000     13,000
                                                                                --------
                                                                                  23,000
                                                                                --------
Total Asset-Backed Notes
  (Cost $23,636)                                                                  23,636
                                                                                --------

CERTIFICATES OF DEPOSIT - 13.5%
Domestic Depository Institutions - 2.7%
   Citibank, New York,
     3.21%, 8/18/05                                                    15,000     15,000
   Marshall & Ilsley Bank, FRN,
     3.06%, 6/29/05                                                    10,000      9,998
     3.21%, 8/19/05                                                    10,000      9,997
   SunTrust Bank, Atlanta,
     3.33%, 10/14/05                                                    8,000      8,000
   Washington Mutual Bank, FA, Stockton, California,
     3.09%, 7/5/05                                                      5,000      5,000
     3.19%, 8/9/05                                                      5,000      5,000
                                                                                --------
                                                                                  52,995
                                                                                --------
Foreign Depository Institutions - 10.8%
   Banco Bilbao Vizcaya Argentaria, London Branch,
     3.21%, 9/14/05                                                     2,000      2,000
   Barclays Bank, London Branch,
     3.32%, 9/29/05                                                     5,000      5,000
     3.29%, 12/1/05                                                     5,000      5,000
   Barclays Bank, New York Branch,
     3.29%, 10/17/05                                                    9,000      8,998
   BNP Paribas, London Branch,
     2.78%, 7/7/05                                                      6,000      6,000
     3.16%, 11/18/05                                                    7,000      7,000
   CALYON, London Branch,
     2.77%, 7/7/05                                                      3,000      3,000
     3.11%, 11/7/05                                                     3,000      3,000
   Credit Suisse First Boston, New York Branch,
     3.17%, 7/29/05                                                     5,000      5,000
     3.24%, 8/8/05, FRN                                                 9,000      9,000
   HBOS Treasury Services, London Branch,
     2.22%, 6/10/05                                                     3,000      3,000
   Lloyds Bank, London Branch,
     3.04%, 7/5/05                                                      7,000      7,000
   Lloyds Bank, New York Branch,
     2.53%, 8/9/05                                                     10,000     10,000
   Lloyds TSB Bank, New York Branch, FRN,
     2.82%, 6/1/05                                                     10,000      9,997
   Nordea Bank Finland, New York Branch, FRN,
     2.92%, 6/13/05                                                     5,000      4,998
     3.03%, 6/29/05                                                    10,000     10,000
   Royal Bank of Scotland, New York Branch, FRN,
     3.02%, 6/9/05                                                     20,000     20,000
   Societe Generale, London Branch,
     2.21%, 6/10/05                                                     2,000      2,000
     2.85%, 7/18/05                                                     2,000      2,000
     2.87%, 7/21/05                                                     5,000      5,000
     2.59%, 8/12/05                                                     2,000      2,000
   Standard Chartered Bank,
     2.98%, 6/6/05                                                      8,000      8,000
   Svenska Handelsbanken, Inc., New York Branch,
     3.17%, 11/18/05                                                    7,000      7,000
   Toronto Dominion Bank, New York Branch,
     2.19%, 6/9/05                                                      1,000      1,000
     2.52%, 8/9/05                                                      6,000      6,000
     3.10%, 11/7/05                                                     2,000      2,000
     3.35%, 12/9/05                                                     2,000      2,000
     3.37%, 12/12/05                                                    3,000      3,000
   UBS AG, Stamford Branch,
     3.05%, 7/1/05                                                     15,000     15,000
     2.53%, 8/9/05                                                     10,000     10,000
     3.16%, 11/18/05                                                    5,000      5,000
   Unicredito Italiano, London Branch,
     2.96%, 6/15/05                                                    20,000     20,000
     3.22%, 9/19/05                                                     3,000      3,000
     3.36%, 10/28/05                                                    5,000      5,000
                                                                                --------
                                                                                 216,993
                                                                                --------
Total Certificates of Deposit
  (Cost $269,988)                                                                269,988
                                                                                --------

COMMERCIAL PAPER - 28.7%
Auto Receivables - 2.3%
   FCAR1 Owner Trust,
     2.99%, 6/22/05                                                     4,000      3,993
     3.16%, 9/7/05                                                      6,000      5,948
   Ford Credit Floorplan Master Owner Trust A, Motown Funding LLC,
    Series 2002, /(1)/
     3.07%, 6/13/05                                                    15,000     14,985
     3.06%, 6/22/05                                                    15,000     14,973
   New Center Asset Trust,
     3.07%, 8/26/05                                                     7,000      6,949
                                                                                --------
                                                                                  46,848
                                                                                --------
Credit Card Master Trusts - 2.7%
   Capital One Multi Execution Trust, Nova Notes, /(1)/
     3.05%, 6/16/05                                                    15,000     14,981
     3.14%, 7/19/05                                                     5,000      4,979
   Citibank Credit Card Master Trust, Dakota Certificates,
     3.05%, 6/6/05                                                     20,000     19,992
     2.99%, 6/9/05                                                      5,000      4,997
     3.04%, 6/23/05                                                    10,000      9,981
                                                                                --------
                                                                                  54,930
                                                                                --------
Foreign Depository Institutions - 1.3%
   Greenwich Capital Holdings, Inc., FRN,
     3.05%, 6/17/05                                                    20,000     20,000
   Royal Bank of Scotland,
     3.01%, 6/28/05                                                     5,000      4,989
                                                                                --------
                                                                                  24,989
                                                                                --------
Multi-Seller Conduits - 14.7%
   Amstel Funding Corp.,
     3.05%, 6/2/05                                                      5,144      5,144
     2.94%, 6/15/05                                                    10,000      9,988
     2.92%, 7/18/05                                                     4,000      3,985
     3.27%, 9/26/05                                                     5,000      4,947
     3.29%, 9/30/05                                                     5,000      4,945
   Amsterdam Funding,
     3.03%, 6/14/05                                                    10,000      9,989
   Apreco LLC,
     3.04%, 6/2/05 /(1)/                                                5,000      5,000
     3.04%, 6/9/05                                                     10,000      9,993
   Atlantic Asset Securitization Corp.,
     3.03%, 6/7/05                                                     10,000      9,995

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)
  LIQUID ASSETS PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                             ---------  --------
COMMERCIAL PAPER - 28.7% - CONTINUED
Multi-Seller Conduits - 14.7% - (continued)
   Blue Ridge Asset Funding,
     3.03%, 6/17/05                                          $ 13,000   $ 12,982
   Chariot Funding LLC,
     3.03%, 6/20/05                                            15,000     14,976
   Charta Corp.,
     3.04%, 6/10/05                                            10,000      9,992
     3.02%, 6/27/05                                             6,000      5,987
     3.03%, 6/30/05                                            10,000      9,976
   Clipper Receivables Corp.,
     3.06%, 6/1/05                                             15,000     15,000
     2.98%, 6/20/05                                             6,000      5,991
   Crown Point Capital Co., /(1)/
     3.03%, 6/9/05                                             10,000      9,993
     2.97%, 6/16/05                                             6,000      5,993
   Fairway Finance Corp.,
     3.04%, 6/1/05                                             10,000     10,000
   Gemini Securitization,
     3.03%, 6/30/05                                            10,000      9,976
     3.03%, 7/5/05                                              5,000      4,986
   Legacy Capital LLC,
     3.06%, 7/5/05                                              5,000      4,986
   Lexington Parker Capital,
     3.04%, 6/7/05, FRCP                                        5,000      4,999
     3.04%, 6/9/05, FRCP                                       10,000     10,000
     3.04%, 6/14/05, FRCP                                      10,000      9,999
     3.07%, 7/12/05                                             3,000      2,989
     3.02%, 8/16/05                                             6,000      5,962
     3.03%, 8/23/05                                             2,000      1,986
     3.10%, 9/1/05                                             10,000      9,921
     3.31%, 10/18/05 /(1)/                                      3,000      2,962
   Sheffield Receivables Corp.,
     3.03%, 6/20/05                                            15,000     14,976
   Variable Funding,
     3.03%, 6/10/05                                            10,000      9,992
     3.03%, 6/17/05                                            10,000      9,986
   Victory Receivables Corp.,
     3.05%, 6/20/05                                            10,000      9,984
     3.05%, 6/24/05                                            15,000     14,971
                                                                        --------
                                                                         293,551
                                                                        --------
Non-Depository Personal Credit - 1.9%
   General Electric Capital Corp.,
     3.00%, 6/21/05                                            10,000      9,983
     2.74%, 7/6/05                                              6,000      5,984
     3.02%, 8/23/05                                            10,000      9,930
     3.03%, 10/27/05                                            5,000      4,938
     3.30%, 10/31/05                                            7,000      6,902
                                                                        --------
                                                                          37,737
                                                                        --------
Security and Commodity Brokers - 0.3%
   Morgan Stanley, FRCP,
     3.10%, 6/1/05                                              5,000      5,000
                                                                        --------
Structured Investment Vehicles - 5.5%
   Grampian Funding Ltd.,
     2.68%, 6/20/05                                             3,000      2,996
     3.04%, 7/5/05                                             10,000      9,971
     3.23%, 9/19/05                                             5,000      4,950
     3.28%, 10/5/05                                            10,000      9,885
   Mane Funding Corp.,
     2.98%, 6/14/05                                             8,000      7,991
   Perry Global Funding LLC,
     3.18%, 8/11/05                                            15,000     14,906
   Scaldis Capital LLC,
     3.02%, 6/27/05                                            15,000     14,967
   Surrey Funding Corp.,
     3.04%, 6/2/05                                              8,000      7,999
     3.04%, 6/14/05                                            10,000      9,989
     2.95%, 6/15/05                                             2,000      1,998
     3.12%, 7/18/05                                             5,000      4,980
   White Pine Finance LLC,
     3.05%, 6/27/05                                            10,000      9,978
     2.81%, 7/11/05 /(1)/                                      10,000      9,969
                                                                        --------
                                                                         110,579
                                                                        --------
Total Commercial Paper
  (Cost $573,634)                                                        573,634
                                                                        --------

CORPORATE NOTES/BONDS - 16.8%
Domestic Depository Institutions - 1.5%
   American Express Bank FSB, FRN,
     3.05%, 6/16/05                                             5,000      4,999
   American Express Centurion Bank, FRN,
     3.05%, 6/13/05                                             2,000      2,000
   Bank One Corp., FRN,
     3.32%, 8/5/05                                              8,000      8,009
   National City Bank, Cleveland, FRN,
     2.99%, 6/1/05                                             10,000     10,000
   U.S. Bank, N.A., FRN,
     2.95%, 6/6/05                                              6,000      6,001
                                                                        --------
                                                                          31,009
                                                                        --------
Foreign Depository Institutions - 4.1%
   Australia and New Zealand Banking Group, FRN, /(1)/
     3.09%, 6/23/05                                             3,000      3,000
   Nationwide Building Society, FRN, /(1)/
     3.12%, 6/28/05                                             5,000      5,000
   Royal Bank of Canada, FRN,
     3.10%, 6/10/05                                            15,000     15,000
   Royal Bank of Scotland Group, FRN, /(1)/
     3.05%, 6/21/05                                            15,000     15,000
   Royal Bank of Scotland, New York, FRN,
     2.82%, 6/1/05                                             35,000     34,985
   Westpac Banking Corp., FRN,
     2.99%, 6/13/05                                            10,000     10,000
                                                                        --------
                                                                          82,985
                                                                        --------
Insurance Carriers - 1.0%
   Allstate Life Global Funding II, FRN, /(1)/
     3.12%, 6/15/05                                            10,000     10,000
   MET Life, GIC Backed FRN, /(1)/
     3.13%, 6/15/05                                            10,000     10,000
                                                                        --------
                                                                          20,000
                                                                        --------
Non-Depository Personal Credit - 3.7%
   American Express Credit, FRN,
     3.10%, 6/20/05                                            11,115     11,116
   American Honda Finance, FRN, /(1)/
     3.04%, 6/10/05                                            15,000     15,000
   Countrywide Home Loan, FRN,
     3.13%, 6/23/05                                             2,000      2,000
   General Electric Capital Corp., FRN,
     3.19%, 6/9/05                                             15,000     15,001
   HSBC Finance Corp., FRN,
     3.08%, 6/24/05                                            25,000     25,000
   SLM Corp., FRN, /(1)/
     3.11%, 6/1/05                                              5,000      5,000
                                                                        --------
                                                                          73,117
                                                                        --------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)
  LIQUID ASSETS PORTFOLIO (continued)

                                                                    PRINCIPAL
                                                                     AMOUNT      VALUE
                                                                     (000S)      (000S)
                                                                    ---------  ----------
CORPORATE NOTES/BONDS - 16.8% - CONTINUED
Security and Commodity Brokers - 2.8%
   Citigroup Global Markets, FRN,
     3.03%, 6/16/05                                                 $ 25,000   $   25,006
   Lehman Brothers Holdings, FRN,
     3.16%, 6/22/05                                                    5,000        5,000
   Merrill Lynch & Co., FRN, MTN,
     3.24%, 6/13/05                                                   15,000       15,003
   Morgan Stanley, FRN,
     3.13%, 6/27/05                                                   12,000       12,000
                                                                               ----------
                                                                                   57,009
                                                                               ----------
Structured Investment Vehicles - 2.3%
   Beta Finance, Inc., FRN, MTN, /(1)/
     3.13%, 6/15/05                                                    5,000        5,000
     3.33%, 8/29/05                                                    5,000        5,001
   CC U.S.A., Inc., FRN, MTN, /(1)/
     3.09%, 6/9/05                                                     5,000        5,000
     3.14%, 7/13/05                                                    5,000        5,001
   Dorada Finance, Inc., FRN, /(1)/
     3.12%, 7/6/05                                                    10,000       10,003
   Sigma Finance, Inc., FRN, MTN, /(1)/
     3.05%, 6/20/05                                                   15,000       14,999
                                                                               ----------
                                                                                   45,004
                                                                               ----------
Transportation Equipment - 1.4%
   American Honda Finance, FRN, /(1)/
     3.03%, 6/8/05                                                    12,000       12,003
     3.34%, 8/22/05                                                   15,000       15,006
                                                                               ----------
                                                                                   27,009
                                                                               ----------
Total Corporate Notes/Bonds
  (Cost $336,133)                                                                 336,133
                                                                               ----------
EURODOLLAR TIME DEPOSITS - 7.6%
Domestic Depository Institutions - 3.7%
   Bank of America, Grand Cayman,
     2.72%, 7/1/05                                                     5,000        5,000
   Branch Bank and Trust Co., Grand Cayman,
     3.11%, 7/11/05                                                   10,000       10,000
   Citibank, Nassau,
     3.08%, 6/1/05                                                    30,000       30,000
   Fifth Third Bank, Grand Cayman,
     2.84%, 7/18/05                                                    4,000        4,000
   Manufacturers & Traders Trust Co.,
     3.06%, 6/1/05                                                    25,000       25,000
                                                                               ----------
                                                                                   74,000
                                                                               ----------
Foreign Depository Institutions - 3.9%
   Banco Popular Espanol, Madrid,
     2.70%, 6/21/05                                                    2,000        2,000
   Barclays Bank, Global Treasury Services, London,
     3.04%, 6/27/05                                                   10,000       10,000
   BNP Paribas, Paris,
     3.01%, 8/18/05                                                    2,000        2,000
   Danske Bank, Copenhagen, Denmark,
     2.97%, 6/17/05                                                    7,000        7,000
   Dexia Bank Belgium, Brussels,
     3.09%, 6/1/05                                                    10,000       10,000
   Fortis Bank Belgium, Brussels,
     3.04%, 6/29/05                                                   10,000       10,000
     3.33%, 9/29/05                                                    3,000        3,000
   ING Belgium, Brussels,
     3.09%, 6/1/05                                                     4,841        4,841
   KBC Bank, Grand Cayman,
     3.07%, 6/1/05                                                    10,000       10,000
   Royal Bank of Canada, Toronto, Canada,
     3.00%, 6/23/05                                                   10,000       10,000
   Societe Generale, Grand Cayman,
     3.07%, 6/1/05                                                    10,000       10,000
                                                                               ----------
                                                                                   78,841
                                                                               ----------
Total Eurodollar Time Deposits
  (Cost $152,841)                                                                 152,841
                                                                               ----------
MUNICIPAL INVESTMENTS - 4.0%
Administration of Environmental and Housing Programs - 0.9%
   State of Texas G.O. Taxable, Veterans' Land Refunding
    Bonds, Series 2000A,
     3.05%, 6/7/05                                                    18,970       18,970
                                                                               ----------
Educational Services - 0.3%
   Savannah College of Art and Design, Taxable, VRDB,
    Series 2004,
     3.09%, 6/7/05                                                     5,700        5,700
                                                                               ----------
Electric Services - 0.3%
   M-S-R Public Power Agency, California, Taxable, Series 1998G,
    San Juan Project,
     3.07%, 6/7/05                                                     5,700        5,700
                                                                               ----------
Executive, Legislative and General Government - 0.3%
   Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
     3.11%, 6/7/05                                                     5,000        5,000
                                                                               ----------
Gas and Combined Utilities - 0.2%
   Gainesville Florida Utility System, CP, Taxable, Series D,
     3.10%, 6/2/05                                                     4,431        4,431
                                                                               ----------
Public Finance Tax and Monetary - 1.6%
   Oakland-Alameda County Coliseum Authority CP Taxable,
    Series 1996 A-1, Oakland Coliseum Arena,
     3.13%, 6/2/05                                                     7,000        7,000
     3.17%, 6/9/05                                                     5,000        5,000
     3.17%, 7/7/05                                                    20,600       20,600
                                                                               ----------
                                                                                   32,600
                                                                               ----------
Water Services - 0.4%
   Olivenhain, California Municipal Water District COP, Taxable,
    Series 2002,
     3.12%, 6/7/05                                                     7,640        7,640
                                                                               ----------
Total Municipal Investments
  (Cost $80,041)                                                                   80,041
                                                                               ----------
Investments, at Amortized Cost ($1,436,273)                                     1,436,273
                                                                               ----------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2005 (UNAUDITED)
  LIQUID ASSETS PORTFOLIO (continued)

                                                                                PRINCIPAL
                                                                                 AMOUNT       VALUE
                                                                                 (000S)       (000S)
                                                                                ---------  -----------
REPURCHASE AGREEMENTS - 27.9%
(Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
Joint Repurchase Agreements - 2.9%
   Bank of America Securities LLC, dated 5/31/05, repurchase price $19,527
     2.94%, 6/1/05                                                              $  19,525  $    19,525
   Morgan Stanley & Co., Inc., dated 5/31/05, repurchase price $13,018
     2.95%, 6/1/05                                                                 13,017       13,017
   Societe Generale, New York Branch, dated 5/31/05, repurchase price $6,509
     2.94%, 6/1/05                                                                  6,509        6,509
   UBS Securities LLC, dated 5/31/05, repurchase price $19,527
     2.95%, 6/1/05                                                                 19,525       19,525
                                                                                           -----------
                                                                                                58,576
                                                                                           -----------
(Colld. at a minimum of 102% by U.S. Government/Agency Securities)
Repurchase Agreements - 25.0%
   Credit Suisse First Boston Corp., dated 5/31/05, repurchase price $265,023
     3.08%, 6/1/05                                                                265,000      265,000
   Lehman Brothers, Inc., dated 5/31/05, repurchase price $15,001
     3.09%, 6/1/05                                                                 15,000       15,000
   Merrill Lynch, Inc., dated 5/31/05, repurchase price $125,011
     3.08%, 6/1/05                                                                125,000      125,000
   UBS Securities LLC, dated 5/31/05, repurchase price $95,008
     3.07%, 6/1/05                                                                 95,000       95,000
                                                                                           -----------
                                                                                               500,000
                                                                                           -----------
Total Repurchase Agreements
  (Cost $558,576)                                                                              558,576
                                                                                           -----------
Total Investments - 99.7%
  (Cost $1,994,849) /(2)/                                                                    1,994,849
   Other Assets less Liabilities - 0.3%                                                          6,978
                                                                                           -----------
NET ASSETS - 100.0%                                                                        $ 2,001,827

--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  The cost for federal income tax purposes was $1,994,849.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION                     MAY 31, 2005 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

                     --------------------------------------
                        EXPLANATION OF ABBREVIATIONS USED
                     THROUGHOUT THE SCHEDULE OF INVESTMENTS
                     --------------------------------------

                     Colld.  Collateralized

                      COP    Certificate of Participation

                       CP    Commercial Paper

                      FRCP   Floating Rate Commercial Paper

                      FRN    Floating Rate Notes

                      FSB    Federal Savings Bank

                      GIC    Guaranteed Investment Contract

                      G.O.   General Obligation

                      MTN    Medium Term Notes

                      TSB    Trustee Savings Bank

                     VRDB    Variable Rate Demand Bond

                     --------------------------------------

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 10 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS                       MAY 31, 2005 (UNAUDITED)


1. ORGANIZATION

Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A.("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2005, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective-yield method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses that are not directly attributable to the Portfolio are typically allocated among the Portfolios of the Trust based on each Portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carry-forwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (continued)           MAY 31, 2005 (UNAUDITED)


At November 30, 2004, the capital loss carryforward for U.S. federal income tax purposes was $6,000 and expires November 30, 2011. The losses may offset future capital gains with this capital loss carryforward.

At November 30, 2004, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

                                              UNDISTRIBUTED
                                                ORDINARY
                       Amount in thousands      INCOME *
                       -------------------    -------------
                       Liquid Assets            $ 3,300

The tax character of distributions paid during the fiscal year ended November 30, 2004 was as follows:

                                             DISTRIBUTED FROM
                                                 ORDINARY
                      Amount in thousands        INCOME *
                      -------------------    ----------------
                      Liquid Assets              $ 18,468

--------
* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2005, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receives compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, the investment adviser has voluntarily agreed to waive all of the Custodian and Transfer Agent fees. The effect of this Custodian and Transfer Agent fee waiver by the investment adviser for the six months ended May 31, 2005, reduced fees as shown on the accompanying Statement of Operations.

The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, NTI as co-administrator will voluntarily reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed for the six months ended May 31, 2005, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation under the placement agency agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2005, the amount payable was $4,000.

5. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolio had no borrowings under the credit line during the six months ended May 31, 2005.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 12 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

FUND EXPENSES                                           MAY 31, 2005 (UNAUDITED)


As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                BEGINNING     ENDING
                                 ACCOUNT      ACCOUNT         EXPENSE
                     EXPENSE      VALUE        VALUE           PAID*
                      RATIO      12/1/04      5/31/05    12/1/04 - 5/31/05
                     -------   ----------   ----------   -----------------
      Actual           0.10%   $ 1,000.00   $ 1,012.70        $ 0.50
      Hypothetical     0.10%   $ 1,000.00   $ 1,024.43        $ 0.50 **

--------
* Expenses are calculated using the Portfolio's annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolio's actual annualized expense ratio and an assumed rate of return of 5% per year before expenses.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS
                                                       MAY 31, 2005 (UNAUDITED)



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment fund covered by this Report (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. (the "Investment Adviser") for the Portfolio.

  The Advisory Agreement for the Portfolio was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Adviser relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive session without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to renewal of the Advisory Agreement and at other meetings during the course of the year, the Trustees received materials relating to the Investment Adviser's investment and management services under the Advisory Agreement. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds;
  (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and category selected by a third-party consultant; (iii) the contractual investment advisory fee, the actual investment advisory fee (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by a mutual fund peer group and category selected by a third-party consultant; (iv) the investment advisory fees charged by the Investment Adviser to other institutional accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's philosophy regarding portfolio manager team construction and compensation; (vii) the Investment Adviser's ability to attract and retain talent and its oversight of portfolio managers;
  (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and
  (x) potential economies of scale at various Portfolio asset levels.

  In connection with their approval of the Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent and co-administrator. The Trustees also considered that many of the Portfolio's shareholders are securities lending clients of The Northern Trust Company. The Trustees believed that the Investment Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Portfolio, and was able to provide quality services to the Portfolio. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to them and the Portfolio and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Portfolio and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolio to the performance of other SEC-registered funds and to rankings and ratings issued by a third-party consultant. The Trustees considered the Portfolio's investment performance in light of the investment

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 14 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS (continued)
                                                       MAY 31, 2005 (UNAUDITED)



  benchmark, objective and credit parameters applicable to the Portfolio and the investor base the Portfolio is intended to serve. The Trustees also considered the Portfolio's compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio's net asset value. In light of these considerations, the Trustees believed that the investment performance of the Portfolio was competitive. In addition, the Trustees reviewed the consistency in the Investment Adviser's investment approach for the Portfolio.

  The Trustees also considered the Portfolio's contractual advisory fee rate; the Portfolio's total operating expense ratio; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency and co-administration services, and noted that during the past fiscal year the Investment Adviser had waived all of the investment advisory fee payable by the Portfolio. The Trustees also reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fees paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, the Portfolio's current and reasonably foreseeable asset levels and the Investment Adviser's costs, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       FOR MORE INFORMATION
                                                       MAY 31, 2005 (UNAUDITED)



  PORTFOLIO HOLDINGS

  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/621-1911.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 16 LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(1)  Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)(1) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Northern Institutional Funds

By (Signature and Title)    /s/ Lloyd A. Wennlund
                            -----------------------------
                            Lloyd A. Wennlund, President
                            (Principal Executive Officer)

Date: August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Lloyd A. Wennlund
                            -----------------------------
                            Lloyd A. Wennlund, President
                            (Principal Executive Officer)

Date: August 1, 2005

By (Signature and Title)    /s/ Stuart N. Schuldt
                            -----------------------------
                            Stuart N. Schuldt, Treasurer
                            (Principal Financial and Accounting Officer)

Date: August 1, 2005